UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03462

Meeder Funds Trust
6125 Memorial Drive
Dublin, OH   43017

Bruce McKibben
c/o Meeder Funds Trust
6125 Memorial Drive
Dublin, OH   43017

Registrant’s telephone number, including area code:  800-325-3539

Date of fiscal year end:  December 31, 2024

Date of reporting period:  June 30, 2024

Item 1.  Report to Stockholders.

Retail Class    FLMFX

Muirfield Fund

Semi-Annual Shareholder Report

June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about the Muirfield Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$59.90	1.13%

Total Return Based on a $10,000 Investment

	Retail Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jun-14	10,000	10,000	10,000
Jul-14	9,960	9,803	9,861
Aug-14	10,337	10,214	10,063
Sep-14	10,070	10,001	9,801
Oct-14	10,236	10,276	9,909
Nov-14	10,512	10,525	10,002
Dec-14	10,516	10,525	9,915
Jan-15	10,217	10,232	9,841
Feb-15	10,756	10,825	10,129
Mar-15	10,621	10,715	10,051
Apr-15	10,606	10,763	10,184
May-15	10,726	10,912	10,176
Jun-15	10,516	10,729	10,030
Jul-15	10,621	10,909	10,054
Aug-15	10,022	10,250	9,694
Sep-15	9,767	9,952	9,515
Oct-15	10,127	10,738	9,916
Nov-15	10,127	10,797	9,874
Dec-15	9,938	10,576	9,738
Jan-16	9,446	9,979	9,429
Feb-16	9,400	9,976	9,474
Mar-16	9,830	10,678	9,947
Apr-16	9,815	10,744	10,072
May-16	9,938	10,936	10,101
Jun-16	9,922	10,959	10,186
Jul-16	10,276	11,394	10,470
Aug-16	10,291	11,423	10,492
Sep-16	10,307	11,441	10,532
Oct-16	10,050	11,193	10,378
Nov-16	10,389	11,694	10,435
Dec-16	10,507	11,922	10,572
Jan-17	10,661	12,147	10,743
Feb-17	11,064	12,599	10,960
Mar-17	11,048	12,607	11,015
Apr-17	11,188	12,741	11,130
May-17	11,312	12,871	11,258
Jun-17	11,389	12,987	11,301
Jul-17	11,652	13,232	11,494
Aug-17	11,714	13,258	11,551
Sep-17	11,931	13,581	11,685
Oct-17	12,226	13,877	11,831
Nov-17	12,505	14,299	11,991
Dec-17	12,638	14,442	12,122
Jan-18	13,292	15,203	12,451
Feb-18	12,756	14,642	12,094
Mar-18	12,504	14,349	12,016
Apr-18	12,588	14,403	12,029
May-18	12,789	14,810	12,102
Jun-18	12,739	14,907	12,084
Jul-18	13,108	15,401	12,294
Aug-18	13,510	15,942	12,402
Sep-18	13,468	15,968	12,389
Oct-18	12,444	14,793	11,805
Nov-18	12,544	15,089	11,970
Dec-18	12,176	13,685	11,545
Jan-19	12,346	14,859	12,179
Feb-19	12,516	15,382	12,390
Mar-19	12,601	15,606	12,547
Apr-19	12,890	16,230	12,789
May-19	12,091	15,179	12,407
Jun-19	12,822	16,246	12,940
Jul-19	12,959	16,487	12,981
Aug-19	12,669	16,151	12,870
Sep-19	12,891	16,434	13,059
Oct-19	13,095	16,788	13,275
Nov-19	13,454	17,426	13,459
Dec-19	13,824	17,929	13,742
Jan-20	13,614	17,910	13,706
Feb-20	12,583	16,444	13,098
Mar-20	11,307	14,182	11,903
Apr-20	11,814	16,061	12,751
May-20	12,076	16,919	13,159
Jun-20	12,163	17,306	13,419
Jul-20	12,619	18,289	13,896
Aug-20	13,408	19,614	14,312
Sep-20	12,999	18,900	14,063
Oct-20	12,595	18,492	13,875
Nov-20	13,826	20,741	15,043
Dec-20	14,426	21,675	15,504
Jan-21	14,426	21,578	15,409
Feb-21	14,795	22,253	15,596
Mar-21	15,341	23,050	15,840
Apr-21	16,027	24,238	16,296
May-21	16,203	24,349	16,521
Jun-21	16,431	24,950	16,629
Jul-21	16,572	25,371	16,748
Aug-21	16,977	26,095	16,967
Sep-21	16,359	24,924	16,517
Oct-21	17,084	26,610	16,924
Nov-21	16,855	26,205	16,617
Dec-21	17,340	27,236	17,084
Jan-22	16,630	25,634	16,439
Feb-22	16,430	24,988	16,187
Mar-22	16,503	25,799	16,197
Apr-22	15,612	23,484	15,250
May-22	15,666	23,452	15,294
Jun-22	15,066	21,490	14,361
Jul-22	15,521	23,506	15,096
Aug-22	15,157	22,629	14,636
Sep-22	14,647	20,531	13,511
Oct-22	15,194	22,214	13,963
Nov-22	15,744	23,374	14,876
Dec-22	15,401	22,005	14,559
Jan-23	15,924	23,521	15,358
Feb-23	15,550	22,971	14,924
Mar-23	15,756	23,585	15,189
Apr-23	15,980	23,837	15,328
May-23	15,831	23,929	15,059
Jun-23	16,655	25,563	15,566
Jul-23	17,125	26,480	15,938
Aug-23	16,824	25,968	15,584
Sep-23	16,166	24,731	15,055
Oct-23	15,695	24,076	14,625
Nov-23	16,675	26,321	15,703
Dec-23	17,486	27,717	16,485
Jan-24	17,698	28,024	16,464
Feb-24	18,641	29,541	16,731
Mar-24	19,391	30,494	17,130
Apr-24	18,485	29,152	16,592
May-24	19,507	30,530	17,030
Jun-24	19,796	31,475	17,175

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$868,805,924
# of Portfolio Holdings	161
Portfolio Turnover Rate	150%
Advisory Fees and Waivers	2,543,674

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	18.86%	9.07%	7.07%
Russell 3000 Index	23.13%	14.14%	12.15%
Morningstar Moderate Target Risk Index	10.34%	5.83%	5.56%

What did the Fund invest in?

Top 10 Holdings

Berkshire Hathaway Inc	7.2%
Microsoft Corp	5.9%
NVIDIA Corp	4.6%
Amazon.com Inc	4.0%
Alphabet Inc	3.6%
Apple Inc	2.6%
Texas Instruments Inc	2.6%
Meta Platforms Inc	2.4%
Johnson & Johnson	1.9%
Merck & Co Inc	1.9%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Utilities	0.2%Footnote Reference
Materials	0.4%Footnote Reference
Energy	1.4%Footnote Reference
Consumer Staples	2.4%Footnote Reference
Industrials	6.7%Footnote Reference
Communication Services	9.2%Footnote Reference
Consumer Discretionary	14.0%Footnote Reference
Health Care	15.6%Footnote Reference
Financials	15.7%Footnote Reference
Information Technology	34.4%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	72.2%Footnote Reference
Money Market Registered Investment Companies	26.3%Footnote Reference
Assets/Other Liabilities (Net)	1.5%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Retail Class    FLMFX

Muirfield Fund

Semi-Annual Shareholder Report

June 30, 2024

Adviser Class    GBPAX

Global Allocation Fund

Semi-Annual Shareholder Report

June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about the Global Allocation Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$72.94	1.41%

Total Return Based on a $10,000 Investment

	Adviser Class	Russell 3000 Index	Morningstar Global Allocation Index
Jun-14	10,000	10,000	10,000
Jul-14	9,757	9,803	9,872
Aug-14	10,073	10,214	10,046
Sep-14	9,655	10,001	9,734
Oct-14	9,793	10,276	9,803
Nov-14	9,834	10,525	9,890
Dec-14	9,731	10,525	9,778
Jan-15	9,590	10,232	9,722
Feb-15	10,049	10,825	10,021
Mar-15	9,956	10,715	9,947
Apr-15	10,012	10,763	10,113
May-15	10,031	10,912	10,073
Jun-15	9,806	10,729	9,918
Jul-15	9,806	10,909	9,951
Aug-15	9,131	10,250	9,561
Sep-15	8,793	9,952	9,369
Oct-15	9,309	10,738	9,775
Nov-15	9,309	10,797	9,688
Dec-15	9,029	10,576	9,584
Jan-16	8,439	9,979	9,263
Feb-16	8,323	9,976	9,324
Mar-16	8,951	10,678	9,819
Apr-16	8,951	10,744	9,968
May-16	8,942	10,936	9,939
Jun-16	8,922	10,959	10,020
Jul-16	9,272	11,394	10,321
Aug-16	9,301	11,423	10,337
Sep-16	9,398	11,441	10,398
Oct-16	9,145	11,193	10,193
Nov-16	9,213	11,694	10,123
Dec-16	9,359	11,922	10,255
Jan-17	9,604	12,147	10,462
Feb-17	9,819	12,599	10,668
Mar-17	9,927	12,607	10,759
Apr-17	10,064	12,741	10,912
May-17	10,210	12,871	11,106
Jun-17	10,269	12,987	11,139
Jul-17	10,602	13,232	11,369
Aug-17	10,700	13,258	11,434
Sep-17	10,925	13,581	11,555
Oct-17	11,210	13,877	11,690
Nov-17	11,366	14,299	11,872
Dec-17	11,497	14,442	12,005
Jan-18	12,095	15,203	12,424
Feb-18	11,657	14,642	12,072
Mar-18	11,487	14,349	11,984
Apr-18	11,557	14,403	11,991
May-18	11,567	14,810	12,009
Jun-18	11,428	14,907	11,965
Jul-18	11,718	15,401	12,171
Aug-18	11,818	15,942	12,274
Sep-18	11,828	15,968	12,259
Oct-18	10,928	14,793	11,646
Nov-18	11,008	15,089	11,781
Dec-18	10,723	13,685	11,343
Jan-19	10,881	14,859	11,936
Feb-19	11,017	15,382	12,108
Mar-19	11,095	15,606	12,258
Apr-19	11,326	16,230	12,491
May-19	10,728	15,179	12,132
Jun-19	11,352	16,246	12,678
Jul-19	11,310	16,487	12,699
Aug-19	11,100	16,151	12,622
Sep-19	11,321	16,434	12,738
Oct-19	11,573	16,788	12,980
Nov-19	11,794	17,426	13,144
Dec-19	12,154	17,929	13,445
Jan-20	11,887	17,910	13,427
Feb-20	11,084	16,444	12,806
Mar-20	9,799	14,182	11,616
Apr-20	10,163	16,061	12,412
May-20	10,420	16,919	12,797
Jun-20	10,537	17,306	13,078
Jul-20	10,891	18,289	13,629
Aug-20	11,480	19,614	14,116
Sep-20	11,191	18,900	13,831
Oct-20	10,900	18,492	13,628
Nov-20	12,030	20,741	14,763
Dec-20	12,571	21,675	15,266
Jan-21	12,548	21,578	15,169
Feb-21	12,791	22,253	15,303
Mar-21	13,110	23,050	15,482
Apr-21	13,539	24,238	15,991
May-21	13,803	24,349	16,188
Jun-21	13,891	24,950	16,286
Jul-21	13,924	25,371	16,410
Aug-21	14,167	26,095	16,645
Sep-21	13,682	24,924	16,134
Oct-21	14,156	26,610	16,585
Nov-21	13,814	26,205	16,303
Dec-21	14,192	27,236	16,687
Jan-22	13,703	25,634	16,008
Feb-22	13,471	24,988	15,700
Mar-22	13,410	25,799	15,716
Apr-22	12,701	23,484	14,653
May-22	12,738	23,452	14,672
Jun-22	12,224	21,490	13,730
Jul-22	12,542	23,506	14,445
Aug-22	12,139	22,629	13,937
Sep-22	11,344	20,531	12,839
Oct-22	11,870	22,214	13,268
Nov-22	12,739	23,374	14,148
Dec-22	12,415	22,005	13,833
Jan-23	13,142	23,521	14,603
Feb-23	12,735	22,971	14,194
Mar-23	13,068	23,585	14,577
Apr-23	13,290	23,837	14,726
May-23	12,994	23,929	14,530
Jun-23	13,561	25,563	15,062
Jul-23	13,946	26,480	15,429
Aug-23	13,548	25,968	15,096
Sep-23	13,039	24,731	14,553
Oct-23	12,665	24,076	14,187
Nov-23	13,651	26,321	15,251
Dec-23	14,379	27,717	15,971
Jan-24	14,341	28,024	15,949
Feb-24	14,883	29,541	16,288
Mar-24	15,386	30,494	16,653
Apr-24	14,805	29,152	16,152
May-24	15,462	30,530	16,652
Jun-24	15,538	31,475	16,876

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$36,167,888
# of Portfolio Holdings	146
Portfolio Turnover Rate	100%
Advisory Fees and Waivers	128,889

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	14.58%	6.48%	4.51%
Russell 3000 Index	23.13%	14.14%	12.15%
Morningstar Global Allocation Index	12.04%	5.89%	5.37%

What did the Fund invest in?

Top 10 Holdings

iShares Core MSCI EAFE ETF	8.5%
Berkshire Hathaway Inc	3.0%
Microsoft Corp	2.9%
Fidelity Total Bond Fund - Class Z	2.5%
Baird Core Plus Bond Fund - Class I	2.2%
NVIDIA Corp	2.1%
iShares Core MSCI Emerging Markets ETF	1.8%
Alphabet Inc	1.7%
Amazon.com Inc	1.6%
Frost Total Return Bond Fund - Class I	1.3%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Utilities	0.3%Footnote Reference
Materials	0.4%Footnote Reference
Energy	2.3%Footnote Reference
Consumer Staples	2.5%Footnote Reference
Industrials	8.7%Footnote Reference
Communication Services	9.1%Footnote Reference
Consumer Discretionary	13.1%Footnote Reference
Health Care	13.7%Footnote Reference
Financials	14.9%Footnote Reference
Information Technology	35.0%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	30.7%Footnote Reference
Registered Investment Companies	20.0%Footnote Reference
Money Market Registered Investment Companies	46.7%Footnote Reference
Assets/Other Liabilities (Net)	2.6%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Adviser Class    GBPAX

Global Allocation Fund

Semi-Annual Shareholder Report

June 30, 2024

Institutional Class    SRUIX

Spectrum Fund

Semi-Annual Shareholder Report

June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about the Spectrum Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$47.08	0.89%

Total Return Based on a $10,000 Investment

	Institutional Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jan-15	10,000	10,000	10,000
Jan-15	9,770	9,722	9,925
Feb-15	10,350	10,285	10,216
Mar-15	10,310	10,180	10,137
Apr-15	10,170	10,226	10,271
May-15	10,290	10,368	10,263
Jun-15	10,100	10,194	10,115
Jul-15	10,280	10,365	10,140
Aug-15	9,770	9,739	9,777
Sep-15	9,650	9,455	9,596
Oct-15	10,050	10,202	10,000
Nov-15	10,090	10,258	9,959
Dec-15	9,879	10,048	9,821
Jan-16	9,463	9,481	9,509
Feb-16	9,504	9,478	9,555
Mar-16	9,920	10,145	10,032
Apr-16	9,808	10,208	10,158
May-16	9,940	10,391	10,187
Jun-16	9,869	10,412	10,273
Jul-16	10,214	10,825	10,560
Aug-16	10,224	10,853	10,582
Sep-16	10,235	10,870	10,622
Oct-16	10,123	10,635	10,467
Nov-16	10,417	11,111	10,524
Dec-16	10,581	11,327	10,663
Jan-17	10,704	11,541	10,835
Feb-17	11,126	11,970	11,054
Mar-17	11,136	11,978	11,109
Apr-17	11,208	12,105	11,225
May-17	11,290	12,229	11,355
Jun-17	11,342	12,339	11,398
Jul-17	11,578	12,572	11,592
Aug-17	11,630	12,596	11,650
Sep-17	11,907	12,903	11,785
Oct-17	12,206	13,185	11,932
Nov-17	12,514	13,585	12,094
Dec-17	12,670	13,721	12,225
Jan-18	13,329	14,444	12,558
Feb-18	12,835	13,912	12,197
Mar-18	12,583	13,633	12,119
Apr-18	12,681	13,684	12,132
May-18	12,868	14,071	12,206
Jun-18	12,813	14,163	12,187
Jul-18	13,186	14,633	12,399
Aug-18	13,615	15,147	12,508
Sep-18	13,615	15,172	12,494
Oct-18	12,506	14,055	11,906
Nov-18	12,605	14,336	12,072
Dec-18	12,226	13,002	11,644
Jan-19	12,405	14,118	12,283
Feb-19	12,572	14,614	12,496
Mar-19	12,617	14,828	12,654
Apr-19	12,962	15,420	12,898
May-19	12,170	14,422	12,513
Jun-19	12,896	15,435	13,050
Jul-19	13,007	15,664	13,092
Aug-19	12,762	15,345	12,980
Sep-19	12,996	15,614	13,170
Oct-19	13,108	15,950	13,389
Nov-19	13,520	16,557	13,574
Dec-19	13,870	17,035	13,859
Jan-20	13,565	17,016	13,823
Feb-20	12,473	15,623	13,210
Mar-20	10,940	13,475	12,005
Apr-20	11,357	15,259	12,860
May-20	11,526	16,075	13,272
Jun-20	11,650	16,443	13,534
Jul-20	12,123	17,376	14,014
Aug-20	12,923	18,635	14,435
Sep-20	12,519	17,957	14,184
Oct-20	12,121	17,569	13,993
Nov-20	13,293	19,707	15,172
Dec-20	13,904	20,593	15,636
Jan-21	13,916	20,501	15,541
Feb-21	14,234	21,142	15,729
Mar-21	14,769	21,900	15,975
Apr-21	15,440	23,029	16,435
May-21	15,611	23,134	16,662
Jun-21	15,884	23,705	16,771
Jul-21	16,043	24,105	16,891
Aug-21	16,464	24,793	17,112
Sep-21	15,866	23,681	16,658
Oct-21	16,652	25,282	17,069
Nov-21	16,402	24,897	16,759
Dec-21	16,821	25,877	17,230
Jan-22	16,161	24,355	16,579
Feb-22	15,993	23,741	16,325
Mar-22	16,101	24,512	16,336
Apr-22	15,248	22,312	15,381
May-22	15,272	22,282	15,425
Jun-22	14,708	20,418	14,484
Jul-22	15,152	22,333	15,225
Aug-22	14,804	21,500	14,761
Sep-22	14,278	19,506	13,626
Oct-22	14,784	21,106	14,082
Nov-22	15,316	22,208	15,004
Dec-22	14,940	20,907	14,684
Jan-23	15,557	22,347	15,489
Feb-23	15,187	21,825	15,052
Mar-23	15,359	22,408	15,319
Apr-23	15,557	22,647	15,459
May-23	15,433	22,735	15,187
Jun-23	16,224	24,288	15,699
Jul-23	16,671	25,158	16,074
Aug-23	16,386	24,673	15,717
Sep-23	15,752	23,497	15,183
Oct-23	15,303	22,875	14,750
Nov-23	16,239	25,008	15,837
Dec-23	17,041	26,334	16,626
Jan-24	17,162	26,626	16,604
Feb-24	18,048	28,067	16,874
Mar-24	18,707	28,973	17,276
Apr-24	17,901	27,698	16,734
May-24	18,962	29,006	17,175
Jun-24	19,218	29,904	17,322

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$211,678,626
# of Portfolio Holdings	496
Portfolio Turnover Rate	139%
Advisory Fees and Waivers	747,751

Average Annual Total Returns

.	1 Year	5 Year	Since Inception
Institutional Class (Inception Date: 1/1/15)	18.45%	8.31%	7.12%
Russell 3000 Index	23.13%	14.14%	12.23%
Morningstar Moderate Target Risk Index	10.34%	5.83%	5.96%

What did the Fund invest in?

Top 10 Holdings

Microsoft Corp	5.1%
iShares Short Treasury Bond ETF	4.4%
Berkshire Hathaway Inc	4.3%
NVIDIA Corp	3.9%
Apple Inc	3.4%
Mastercard Inc	2.7%
Alphabet Inc	2.6%
Amazon.com Inc	2.4%
Texas Instruments Inc	2.3%
Exxon Mobil Corp	2.2%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Real Estate	- 2.5%Footnote Reference
Materials	- 1.2%Footnote Reference
Consumer Staples	1.6%Footnote Reference
Utilities	1.6%Footnote Reference
Communication Services	8.3%Footnote Reference
Industrials	8.5%Footnote Reference
Energy	8.9%Footnote Reference
Health Care	10.2%Footnote Reference
Consumer Discretionary	14.0%Footnote Reference
Financials	15.5%Footnote Reference
Information Technology	35.1%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	68.6%Footnote Reference
Registered Investment Companies	4.4%Footnote Reference
Money Market Registered Investment Companies	2.7%Footnote Reference
Assets/Other Liabilities (Net)	24.3%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Institutional Class    SRUIX

Spectrum Fund

Semi-Annual Shareholder Report

June 30, 2024

Retail Class    FLDOX

Moderate Allocation Fund

Semi-Annual Shareholder Report

June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about the Moderate Allocation Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$69.28	1.35%

Total Return Based on a $10,000 Investment

	Retail Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Target Risk Index
Jun-15	10,000	10,000	10,000
Jul-15	10,090	10,070	10,037
Aug-15	9,490	10,055	9,801
Sep-15	9,240	10,123	9,700
Oct-15	9,847	10,125	9,973
Nov-15	9,787	10,098	9,925
Dec-15	9,585	10,065	9,836
Jan-16	9,111	10,204	9,669
Feb-16	9,060	10,276	9,729
Mar-16	9,677	10,371	10,076
Apr-16	9,728	10,410	10,178
May-16	9,905	10,413	10,195
Jun-16	9,930	10,600	10,313
Jul-16	10,420	10,667	10,520
Aug-16	10,333	10,655	10,530
Sep-16	10,364	10,649	10,566
Oct-16	10,110	10,567	10,436
Nov-16	10,607	10,317	10,396
Dec-16	10,740	10,332	10,491
Jan-17	10,787	10,352	10,615
Feb-17	11,162	10,422	10,778
Mar-17	11,043	10,416	10,816
Apr-17	11,105	10,497	10,918
May-17	11,069	10,577	11,032
Jun-17	11,249	10,567	11,051
Jul-17	11,426	10,612	11,192
Aug-17	11,354	10,707	11,259
Sep-17	11,725	10,656	11,336
Oct-17	12,034	10,663	11,434
Nov-17	12,354	10,649	11,533
Dec-17	12,458	10,698	11,630
Jan-18	12,757	10,575	11,812
Feb-18	12,468	10,474	11,557
Mar-18	12,351	10,542	11,523
Apr-18	12,361	10,463	11,506
May-18	12,490	10,538	11,576
Jun-18	12,458	10,525	11,569
Jul-18	12,651	10,527	11,710
Aug-18	12,855	10,595	11,801
Sep-18	12,828	10,527	11,779
Oct-18	12,247	10,444	11,385
Nov-18	12,268	10,506	11,512
Dec-18	12,134	10,699	11,297
Jan-19	12,347	10,813	11,751
Feb-19	12,458	10,806	11,891
Mar-19	12,570	11,014	12,056
Apr-19	12,750	11,017	12,217
May-19	12,391	11,212	12,022
Jun-19	12,873	11,353	12,410
Jul-19	12,964	11,378	12,451
Aug-19	12,896	11,673	12,451
Sep-19	12,986	11,611	12,561
Oct-19	13,099	11,646	12,713
Nov-19	13,257	11,640	12,831
Dec-19	13,484	11,632	13,020
Jan-20	13,461	11,855	13,081
Feb-20	12,972	12,069	12,760
Mar-20	12,084	11,998	11,958
Apr-20	12,415	12,211	12,606
May-20	12,677	12,268	12,916
Jun-20	12,791	12,345	13,122
Jul-20	13,180	12,530	13,507
Aug-20	13,569	12,428	13,767
Sep-20	13,326	12,422	13,595
Oct-20	13,097	12,366	13,451
Nov-20	13,853	12,488	14,255
Dec-20	14,233	12,505	14,564
Jan-21	14,176	12,415	14,469
Feb-21	14,268	12,236	14,492
Mar-21	14,509	12,083	14,610
Apr-21	14,889	12,178	14,938
May-21	14,981	12,218	15,096
Jun-21	15,154	12,304	15,206
Jul-21	15,211	12,442	15,336
Aug-21	15,395	12,418	15,465
Sep-21	15,061	12,310	15,142
Oct-21	15,385	12,307	15,385
Nov-21	15,246	12,344	15,210
Dec-21	15,477	12,312	15,491
Jan-22	15,060	12,047	14,996
Feb-22	14,926	11,912	14,777
Mar-22	14,840	11,581	14,662
Apr-22	14,326	11,142	13,921
May-22	14,338	11,214	13,970
Jun-22	13,775	11,038	13,328
Jul-22	14,032	11,307	13,895
Aug-22	13,787	10,988	13,494
Sep-22	13,443	10,513	12,619
Oct-22	13,629	10,377	12,866
Nov-22	14,019	10,759	13,564
Dec-22	13,814	10,710	13,345
Jan-23	14,191	11,040	13,950
Feb-23	13,927	10,754	13,588
Mar-23	14,091	11,027	13,865
Apr-23	14,192	11,094	13,978
May-23	14,078	10,973	13,783
Jun-23	14,445	10,934	14,084
Jul-23	14,674	10,927	14,310
Aug-23	14,508	10,857	14,078
Sep-23	14,178	10,581	13,657
Oct-23	13,934	10,414	13,345
Nov-23	14,651	10,886	14,173
Dec-23	15,321	11,302	14,799
Jan-24	15,373	11,271	14,790
Feb-24	15,722	11,112	14,899
Mar-24	16,096	11,215	15,171
Apr-24	15,552	10,931	14,738
May-24	16,096	11,117	15,084
Jun-24	16,303	11,222	15,225

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$174,590,060
# of Portfolio Holdings	150
Portfolio Turnover Rate	87%
Advisory Fees and Waivers	503,423

Average Annual Total Returns

.	1 Year	5 Year	Since Inception
Retail Class (Inception Date: 6/30/15)	12.86%	4.84%	5.58%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.29%
Morningstar Moderately Conservative Target Risk Index	8.10%	4.17%	4.78%

What did the Fund invest in?

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	12.3%
Baird Core Plus Bond Fund - Class I	11.8%
Frost Total Return Bond Fund - Class I	6.6%
Dodge & Cox Income Fund - Class I	3.9%
Berkshire Hathaway Inc	3.8%
Microsoft Corp	3.6%
Fidelity Advisor High Income Advantage Fund - Class Z	3.6%
iShares 20+ Year Treasury Bond ETF	3.6%
BrandywineGLOBAL High Yield Fund - Class I	3.6%
NVIDIA Corp	2.6%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Utilities	0.3%Footnote Reference
Materials	0.5%Footnote Reference
Consumer Staples	2.6%Footnote Reference
Energy	2.7%Footnote Reference
Industrials	8.4%Footnote Reference
Communication Services	8.9%Footnote Reference
Consumer Discretionary	13.0%Footnote Reference
Financials	14.6%Footnote Reference
Health Care	14.8%Footnote Reference
Information Technology	34.2%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	38.1%Footnote Reference
Registered Investment Companies	48.9%Footnote Reference
Money Market Registered Investment Companies	12.2%Footnote Reference
Assets/Other Liabilities (Net)	0.8%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Retail Class    FLDOX

Moderate Allocation Fund

Semi-Annual Shareholder Report

June 30, 2024

Retail Class    FLCGX

Sector Rotation Fund

Semi-Annual Shareholder Report

June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about the Sector Rotation Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$85.03	1.65%

Total Return Based on a $10,000 Investment

	Retail Class	Russell 3000 Index	S&P MidCap 400	Russell 2000 Index
Jun-14	10,000	10,000	10,000	10,000
Jul-14	9,750	9,803	9,573	9,395
Aug-14	10,182	10,214	10,059	9,861
Sep-14	9,675	10,001	9,602	9,264
Oct-14	9,945	10,276	9,944	9,875
Nov-14	10,054	10,525	10,128	9,884
Dec-14	10,095	10,525	10,211	10,165
Jan-15	9,673	10,232	10,097	9,838
Feb-15	10,210	10,825	10,614	10,422
Mar-15	10,109	10,715	10,754	10,604
Apr-15	10,267	10,763	10,594	10,333
May-15	10,244	10,912	10,782	10,569
Jun-15	10,069	10,729	10,640	10,649
Jul-15	9,911	10,909	10,654	10,525
Aug-15	9,474	10,250	10,060	9,863
Sep-15	9,083	9,952	9,736	9,379
Oct-15	9,722	10,738	10,284	9,908
Nov-15	9,938	10,797	10,423	10,230
Dec-15	9,320	10,576	9,989	9,717
Jan-16	8,667	9,979	9,421	8,862
Feb-16	8,835	9,976	9,554	8,862
Mar-16	9,856	10,678	10,367	9,569
Apr-16	10,150	10,744	10,494	9,719
May-16	10,144	10,936	10,737	9,938
Jun-16	10,124	10,959	10,781	9,932
Jul-16	10,658	11,394	11,244	10,525
Aug-16	10,772	11,423	11,300	10,711
Sep-16	10,832	11,441	11,228	10,830
Oct-16	10,311	11,193	10,928	10,315
Nov-16	11,269	11,694	11,802	11,466
Dec-16	11,384	11,922	12,061	11,787
Jan-17	11,503	12,147	12,263	11,833
Feb-17	11,534	12,599	12,585	12,062
Mar-17	11,582	12,607	12,536	12,078
Apr-17	11,585	12,741	12,641	12,210
May-17	11,414	12,871	12,579	11,962
Jun-17	11,739	12,987	12,783	12,375
Jul-17	11,896	13,232	12,896	12,467
Aug-17	11,640	13,258	12,698	12,308
Sep-17	12,209	13,581	13,195	13,077
Oct-17	12,257	13,877	13,493	13,188
Nov-17	12,865	14,299	13,989	13,568
Dec-17	12,911	14,442	14,020	13,513
Jan-18	13,234	15,203	14,423	13,867
Feb-18	12,542	14,642	13,784	13,330
Mar-18	12,448	14,349	13,912	13,502
Apr-18	12,609	14,403	13,876	13,619
May-18	13,006	14,810	14,448	14,445
Jun-18	13,301	14,907	14,509	14,549
Jul-18	13,557	15,401	14,765	14,803
Aug-18	13,891	15,942	15,237	15,441
Sep-18	13,800	15,968	15,070	15,069
Oct-18	12,648	14,793	13,631	13,433
Nov-18	12,788	15,089	14,057	13,646
Dec-18	11,317	13,685	12,466	12,025
Jan-19	12,655	14,859	13,770	13,378
Feb-19	13,017	15,382	14,354	14,073
Mar-19	12,894	15,606	14,272	13,779
Apr-19	13,122	16,230	14,846	14,247
May-19	11,541	15,179	13,663	13,139
Jun-19	12,574	16,246	14,707	14,067
Jul-19	12,338	16,487	14,882	14,148
Aug-19	11,347	16,151	14,257	13,450
Sep-19	12,279	16,434	14,694	13,730
Oct-19	12,621	16,788	14,860	14,091
Nov-19	13,128	17,426	15,302	14,671
Dec-19	13,408	17,929	15,732	15,094
Jan-20	12,616	17,910	15,321	14,610
Feb-20	11,272	16,444	13,867	13,380
Mar-20	8,011	14,182	11,059	10,473
Apr-20	9,369	16,061	12,628	11,912
May-20	9,726	16,919	13,552	12,687
Jun-20	9,892	17,306	13,722	13,135
Jul-20	10,414	18,289	14,355	13,499
Aug-20	10,783	19,614	14,859	14,260
Sep-20	10,432	18,900	14,377	13,783
Oct-20	10,603	18,492	14,689	14,072
Nov-20	12,137	20,741	16,786	16,666
Dec-20	12,689	21,675	17,881	18,107
Jan-21	12,842	21,578	18,150	19,019
Feb-21	14,138	22,253	19,384	20,204
Mar-21	15,085	23,050	20,289	20,407
Apr-21	15,847	24,238	21,203	20,835
May-21	16,307	24,349	21,245	20,878
Jun-21	15,887	24,950	21,027	21,283
Jul-21	15,531	25,371	21,100	20,514
Aug-21	15,765	26,095	21,511	20,973
Sep-21	15,281	24,924	20,657	20,355
Oct-21	15,958	26,610	21,872	21,221
Nov-21	15,363	26,205	21,230	20,336
Dec-21	16,159	27,236	22,308	20,791
Jan-22	15,681	25,634	20,700	18,789
Feb-22	15,660	24,988	20,930	18,990
Mar-22	16,043	25,799	21,220	19,226
Apr-22	14,912	23,484	19,712	17,321
May-22	15,033	23,452	19,860	17,347
Jun-22	13,471	21,490	17,949	15,920
Jul-22	14,592	23,506	19,897	17,582
Aug-22	14,052	22,629	19,279	17,222
Sep-22	12,717	20,531	17,507	15,572
Oct-22	13,963	22,214	19,348	17,286
Nov-22	14,735	23,374	20,532	17,690
Dec-22	13,938	22,005	19,395	16,542
Jan-23	15,465	23,521	21,184	18,154
Feb-23	14,849	22,971	20,800	17,847
Mar-23	14,152	23,585	20,133	16,995
Apr-23	14,075	23,837	19,975	16,689
May-23	13,702	23,929	19,338	16,535
Jun-23	15,009	25,563	21,110	17,879
Jul-23	15,546	26,480	21,980	18,973
Aug-23	15,000	25,968	21,345	18,024
Sep-23	14,102	24,731	20,223	16,962
Oct-23	13,360	24,076	19,143	15,806
Nov-23	14,745	26,321	20,772	17,236
Dec-23	15,910	27,717	22,583	19,342
Jan-24	15,646	28,024	22,196	18,590
Feb-24	16,209	29,541	23,514	19,641
Mar-24	16,820	30,494	24,830	20,344
Apr-24	16,108	29,152	23,336	18,912
May-24	16,794	30,530	24,360	19,861
Jun-24	17,067	31,475	23,975	19,677

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$36,570,948
# of Portfolio Holdings	583
Portfolio Turnover Rate	164%
Advisory Fees and Waivers	132,883

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	13.72%	6.30%	5.49%
Russell 3000 Index	23.13%	14.14%	12.15%
S&P MidCap 400	13.57%	10.27%	9.14%
Russell 2000 Index	10.06%	6.94%	7.00%

What did the Fund invest in?

Top 10 Holdings

Amazon.com Inc	3.9%
Microsoft Corp	3.6%
Apple Inc	3.3%
NVIDIA Corp	3.2%
Alphabet Inc	2.9%
Meta Platforms Inc	1.6%
Fidelity Total Bond Fund - Class Z	1.4%
Baird Core Plus Bond Fund - Class I	1.4%
Tesla Inc	1.2%
Home Depot Inc/The	0.8%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Consumer Staples	2.3%Footnote Reference
Real Estate	3.3%Footnote Reference
Materials	3.4%Footnote Reference
Health Care	7.7%Footnote Reference
Financials	8.5%Footnote Reference
Communication Services	11.5%Footnote Reference
Industrials	12.4%Footnote Reference
Consumer Discretionary	20.8%Footnote Reference
Information Technology	30.1%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	56.5%Footnote Reference
Registered Investment Companies	4.9%Footnote Reference
Money Market Registered Investment Companies	36.8%Footnote Reference
Assets/Other Liabilities (Net)	1.8%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Retail Class    FLCGX

Sector Rotation Fund

Semi-Annual Shareholder Report

June 30, 2024

Adviser Class    DVOAX

Moderate Allocation Fund

Semi-Annual Shareholder Report

June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about the Moderate Allocation Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$48.27	0.94%

Total Return Based on a $10,000 Investment

	Adviser Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Target Risk Index
Jun-15	10,000	10,000	10,000
Jul-15	10,090	10,070	10,037
Aug-15	9,490	10,055	9,801
Sep-15	9,240	10,123	9,700
Oct-15	9,847	10,125	9,973
Nov-15	9,787	10,098	9,925
Dec-15	9,585	10,065	9,836
Jan-16	9,111	10,204	9,669
Feb-16	9,060	10,276	9,729
Mar-16	9,677	10,371	10,076
Apr-16	9,728	10,410	10,178
May-16	9,905	10,413	10,195
Jun-16	9,930	10,600	10,313
Jul-16	10,420	10,667	10,520
Aug-16	10,333	10,655	10,530
Sep-16	10,364	10,649	10,566
Oct-16	10,110	10,567	10,436
Nov-16	10,607	10,317	10,396
Dec-16	10,748	10,332	10,491
Jan-17	10,795	10,352	10,615
Feb-17	11,180	10,422	10,778
Mar-17	11,057	10,416	10,816
Apr-17	11,129	10,497	10,918
May-17	11,088	10,577	11,032
Jun-17	11,275	10,567	11,051
Jul-17	11,463	10,612	11,192
Aug-17	11,381	10,707	11,259
Sep-17	11,763	10,656	11,336
Oct-17	12,083	10,663	11,434
Nov-17	12,393	10,649	11,533
Dec-17	12,511	10,698	11,630
Jan-18	12,811	10,575	11,812
Feb-18	12,522	10,474	11,557
Mar-18	12,414	10,542	11,523
Apr-18	12,425	10,463	11,506
May-18	12,554	10,538	11,576
Jun-18	12,522	10,525	11,569
Jul-18	12,727	10,527	11,710
Aug-18	12,932	10,595	11,801
Sep-18	12,905	10,527	11,779
Oct-18	12,321	10,444	11,385
Nov-18	12,342	10,506	11,512
Dec-18	12,203	10,699	11,297
Jan-19	12,428	10,813	11,751
Feb-19	12,540	10,806	11,891
Mar-19	12,658	11,014	12,056
Apr-19	12,839	11,017	12,217
May-19	12,478	11,212	12,022
Jun-19	12,968	11,353	12,410
Jul-19	13,059	11,378	12,451
Aug-19	13,002	11,673	12,451
Sep-19	13,093	11,611	12,561
Oct-19	13,207	11,646	12,713
Nov-19	13,377	11,640	12,831
Dec-19	13,600	11,632	13,020
Jan-20	13,588	11,855	13,081
Feb-20	13,106	12,069	12,760
Mar-20	12,201	11,998	11,958
Apr-20	12,546	12,211	12,606
May-20	12,810	12,268	12,916
Jun-20	12,925	12,345	13,122
Jul-20	13,329	12,530	13,507
Aug-20	13,733	12,428	13,767
Sep-20	13,491	12,422	13,595
Oct-20	13,259	12,366	13,451
Nov-20	14,035	12,488	14,255
Dec-20	14,421	12,505	14,564
Jan-21	14,363	12,415	14,469
Feb-21	14,456	12,236	14,492
Mar-21	14,700	12,083	14,610
Apr-21	15,096	12,178	14,938
May-21	15,189	12,218	15,096
Jun-21	15,376	12,304	15,206
Jul-21	15,445	12,442	15,336
Aug-21	15,632	12,418	15,465
Sep-21	15,306	12,310	15,142
Oct-21	15,634	12,307	15,385
Nov-21	15,505	12,344	15,210
Dec-21	15,741	12,312	15,491
Jan-22	15,330	12,047	14,996
Feb-22	15,194	11,912	14,777
Mar-22	15,119	11,581	14,662
Apr-22	14,597	11,142	13,921
May-22	14,609	11,214	13,970
Jun-22	14,037	11,038	13,328
Jul-22	14,299	11,307	13,895
Aug-22	14,062	10,988	13,494
Sep-22	13,714	10,513	12,619
Oct-22	13,915	10,377	12,866
Nov-22	14,312	10,759	13,564
Dec-22	14,105	10,710	13,345
Jan-23	14,502	11,040	13,950
Feb-23	14,233	10,754	13,588
Mar-23	14,412	11,027	13,865
Apr-23	14,515	11,094	13,978
May-23	14,400	10,973	13,783
Jun-23	14,786	10,934	14,084
Jul-23	15,032	10,927	14,310
Aug-23	14,863	10,857	14,078
Sep-23	14,526	10,581	13,657
Oct-23	14,292	10,414	13,345
Nov-23	15,022	10,886	14,173
Dec-23	15,718	11,302	14,799
Jan-24	15,770	11,271	14,790
Feb-24	16,126	11,112	14,899
Mar-24	16,521	11,215	15,171
Apr-24	15,965	10,931	14,738
May-24	16,535	11,117	15,084
Jun-24	16,746	11,222	15,225

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$174,590,060
# of Portfolio Holdings	150
Portfolio Turnover Rate	87%
Advisory Fees and Waivers	503,423

Average Annual Total Returns

.	1 Year	5 Year	Since Inception
Adviser Class (Inception Date: 6/30/15)	13.26%	5.25%	5.90%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.29%
Morningstar Moderately Conservative Target Risk Index	8.10%	4.17%	4.78%

What did the Fund invest in?

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	12.3%
Baird Core Plus Bond Fund - Class I	11.8%
Frost Total Return Bond Fund - Class I	6.6%
Dodge & Cox Income Fund - Class I	3.9%
Berkshire Hathaway Inc	3.8%
Microsoft Corp	3.6%
Fidelity Advisor High Income Advantage Fund - Class Z	3.6%
iShares 20+ Year Treasury Bond ETF	3.6%
BrandywineGLOBAL High Yield Fund - Class I	3.6%
NVIDIA Corp	2.6%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Utilities	0.3%Footnote Reference
Materials	0.5%Footnote Reference
Consumer Staples	2.6%Footnote Reference
Energy	2.7%Footnote Reference
Industrials	8.4%Footnote Reference
Communication Services	8.9%Footnote Reference
Consumer Discretionary	13.0%Footnote Reference
Financials	14.6%Footnote Reference
Health Care	14.8%Footnote Reference
Information Technology	34.2%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	38.1%Footnote Reference
Registered Investment Companies	48.9%Footnote Reference
Money Market Registered Investment Companies	12.2%Footnote Reference
Assets/Other Liabilities (Net)	0.8%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Adviser Class    DVOAX

Moderate Allocation Fund

Semi-Annual Shareholder Report

June 30, 2024

Adviser Class    FLMAX

Muirfield Fund

Semi-Annual Shareholder Report

June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about the Muirfield Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$44.58	0.84%

Total Return Based on a $10,000 Investment

	Adviser Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jun-14	10,000	10,000	10,000
Jul-14	9,960	9,803	9,861
Aug-14	10,337	10,214	10,063
Sep-14	10,070	10,001	9,801
Oct-14	10,236	10,276	9,909
Nov-14	10,512	10,525	10,002
Dec-14	10,516	10,525	9,915
Jan-15	10,217	10,232	9,841
Feb-15	10,756	10,825	10,129
Mar-15	10,621	10,715	10,051
Apr-15	10,606	10,763	10,184
May-15	10,726	10,912	10,176
Jun-15	10,516	10,729	10,030
Jul-15	10,621	10,909	10,054
Aug-15	10,022	10,250	9,694
Sep-15	9,767	9,952	9,515
Oct-15	10,127	10,738	9,916
Nov-15	10,127	10,797	9,874
Dec-15	9,938	10,576	9,738
Jan-16	9,446	9,979	9,429
Feb-16	9,400	9,976	9,474
Mar-16	9,830	10,678	9,947
Apr-16	9,815	10,744	10,072
May-16	9,938	10,936	10,101
Jun-16	9,922	10,959	10,186
Jul-16	10,276	11,394	10,470
Aug-16	10,291	11,423	10,492
Sep-16	10,307	11,441	10,532
Oct-16	10,050	11,193	10,378
Nov-16	10,405	11,694	10,435
Dec-16	10,520	11,922	10,572
Jan-17	10,675	12,147	10,743
Feb-17	11,077	12,599	10,960
Mar-17	11,077	12,607	11,015
Apr-17	11,201	12,741	11,130
May-17	11,340	12,871	11,258
Jun-17	11,433	12,987	11,301
Jul-17	11,681	13,232	11,494
Aug-17	11,743	13,258	11,551
Sep-17	11,976	13,581	11,685
Oct-17	12,270	13,877	11,831
Nov-17	12,549	14,299	11,991
Dec-17	12,676	14,442	12,122
Jan-18	13,346	15,203	12,451
Feb-18	12,810	14,642	12,094
Mar-18	12,559	14,349	12,016
Apr-18	12,643	14,403	12,029
May-18	12,844	14,810	12,102
Jun-18	12,793	14,907	12,084
Jul-18	13,162	15,401	12,294
Aug-18	13,581	15,942	12,402
Sep-18	13,539	15,968	12,389
Oct-18	12,515	14,793	11,805
Nov-18	12,616	15,089	11,970
Dec-18	12,246	13,685	11,545
Jan-19	12,416	14,859	12,179
Feb-19	12,586	15,382	12,390
Mar-19	12,671	15,606	12,547
Apr-19	12,977	16,230	12,789
May-19	12,178	15,179	12,407
Jun-19	12,918	16,246	12,940
Jul-19	13,054	16,487	12,981
Aug-19	12,764	16,151	12,870
Sep-19	12,986	16,434	13,059
Oct-19	13,191	16,788	13,275
Nov-19	13,550	17,426	13,459
Dec-19	13,937	17,929	13,742
Jan-20	13,727	17,910	13,706
Feb-20	12,695	16,444	13,098
Mar-20	11,401	14,182	11,903
Apr-20	11,926	16,061	12,751
May-20	12,188	16,919	13,159
Jun-20	12,276	17,306	13,419
Jul-20	12,750	18,289	13,896
Aug-20	13,558	19,614	14,312
Sep-20	13,137	18,900	14,063
Oct-20	12,731	18,492	13,875
Nov-20	13,967	20,741	15,043
Dec-20	14,588	21,675	15,504
Jan-21	14,588	21,578	15,409
Feb-21	14,977	22,253	15,596
Mar-21	15,542	23,050	15,840
Apr-21	16,231	24,238	16,296
May-21	16,407	24,349	16,521
Jun-21	16,637	24,950	16,629
Jul-21	16,796	25,371	16,748
Aug-21	17,202	26,095	16,967
Sep-21	16,571	24,924	16,517
Oct-21	17,335	26,610	16,924
Nov-21	17,086	26,205	16,617
Dec-21	17,595	27,236	17,084
Jan-22	16,883	25,634	16,439
Feb-22	16,682	24,988	16,187
Mar-22	16,755	25,799	16,197
Apr-22	15,859	23,484	15,250
May-22	15,914	23,452	15,294
Jun-22	15,311	21,490	14,361
Jul-22	15,786	23,506	15,096
Aug-22	15,421	22,629	14,636
Sep-22	14,891	20,531	13,511
Oct-22	15,458	22,214	13,963
Nov-22	16,029	23,374	14,876
Dec-22	15,685	22,005	14,559
Jan-23	16,211	23,521	15,358
Feb-23	15,836	22,971	14,924
Mar-23	16,061	23,585	15,189
Apr-23	16,286	23,837	15,328
May-23	16,155	23,929	15,059
Jun-23	16,982	25,563	15,566
Jul-23	17,473	26,480	15,938
Aug-23	17,171	25,968	15,584
Sep-23	16,510	24,731	15,055
Oct-23	16,017	24,076	14,625
Nov-23	17,022	26,321	15,703
Dec-23	17,856	27,717	16,485
Jan-24	18,089	28,024	16,464
Feb-24	19,038	29,541	16,731
Mar-24	19,812	30,494	17,130
Apr-24	18,900	29,152	16,592
May-24	19,948	30,530	17,030
Jun-24	20,259	31,475	17,175

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$868,805,924
# of Portfolio Holdings	161
Portfolio Turnover Rate	150%
Advisory Fees and Waivers	2,543,674

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	19.30%	9.42%	7.32%
Russell 3000 Index	23.13%	14.14%	12.15%
Morningstar Moderate Target Risk Index	10.34%	5.83%	5.56%

What did the Fund invest in?

Top 10 Holdings

Berkshire Hathaway Inc	7.2%
Microsoft Corp	5.9%
NVIDIA Corp	4.6%
Amazon.com Inc	4.0%
Alphabet Inc	3.6%
Apple Inc	2.6%
Texas Instruments Inc	2.6%
Meta Platforms Inc	2.4%
Johnson & Johnson	1.9%
Merck & Co Inc	1.9%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Utilities	0.2%Footnote Reference
Materials	0.4%Footnote Reference
Energy	1.4%Footnote Reference
Consumer Staples	2.4%Footnote Reference
Industrials	6.7%Footnote Reference
Communication Services	9.2%Footnote Reference
Consumer Discretionary	14.0%Footnote Reference
Health Care	15.6%Footnote Reference
Financials	15.7%Footnote Reference
Information Technology	34.4%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	72.2%Footnote Reference
Money Market Registered Investment Companies	26.3%Footnote Reference
Assets/Other Liabilities (Net)	1.5%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Adviser Class    FLMAX

Muirfield Fund

Semi-Annual Shareholder Report

June 30, 2024

Institutional Class    GBPIX

Global Allocation Fund

Semi-Annual Shareholder Report

June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about the Global Allocation Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$74.98	1.45%

Total Return Based on a $10,000 Investment

	Institutional Class	Russell 3000 Index	Morningstar Global Allocation Index
Jun-14	10,000	10,000	10,000
Jul-14	9,757	9,803	9,872
Aug-14	10,073	10,214	10,046
Sep-14	9,655	10,001	9,734
Oct-14	9,793	10,276	9,803
Nov-14	9,834	10,525	9,890
Dec-14	9,731	10,525	9,778
Jan-15	9,590	10,232	9,722
Feb-15	10,049	10,825	10,021
Mar-15	9,956	10,715	9,947
Apr-15	10,012	10,763	10,113
May-15	10,031	10,912	10,073
Jun-15	9,806	10,729	9,918
Jul-15	9,806	10,909	9,951
Aug-15	9,131	10,250	9,561
Sep-15	8,793	9,952	9,369
Oct-15	9,309	10,738	9,775
Nov-15	9,309	10,797	9,688
Dec-15	9,029	10,576	9,584
Jan-16	8,439	9,979	9,263
Feb-16	8,323	9,976	9,324
Mar-16	8,951	10,678	9,819
Apr-16	8,951	10,744	9,968
May-16	8,942	10,936	9,939
Jun-16	8,922	10,959	10,020
Jul-16	9,272	11,394	10,321
Aug-16	9,301	11,423	10,337
Sep-16	9,398	11,441	10,398
Oct-16	9,145	11,193	10,193
Nov-16	9,213	11,694	10,123
Dec-16	9,359	11,922	10,255
Jan-17	9,603	12,147	10,462
Feb-17	9,818	12,599	10,668
Mar-17	9,926	12,607	10,759
Apr-17	10,062	12,741	10,912
May-17	10,209	12,871	11,106
Jun-17	10,268	12,987	11,139
Jul-17	10,600	13,232	11,369
Aug-17	10,698	13,258	11,434
Sep-17	10,923	13,581	11,555
Oct-17	11,217	13,877	11,690
Nov-17	11,374	14,299	11,872
Dec-17	11,518	14,442	12,005
Jan-18	12,116	15,203	12,424
Feb-18	11,677	14,642	12,072
Mar-18	11,518	14,349	11,984
Apr-18	11,578	14,403	11,991
May-18	11,598	14,810	12,009
Jun-18	11,458	14,907	11,965
Jul-18	11,749	15,401	12,171
Aug-18	11,859	15,942	12,274
Sep-18	11,869	15,968	12,259
Oct-18	10,967	14,793	11,646
Nov-18	11,048	15,089	11,781
Dec-18	10,761	13,685	11,343
Jan-19	10,929	14,859	11,936
Feb-19	11,066	15,382	12,108
Mar-19	11,150	15,606	12,258
Apr-19	11,382	16,230	12,491
May-19	10,781	15,179	12,132
Jun-19	11,413	16,246	12,678
Jul-19	11,381	16,487	12,699
Aug-19	11,160	16,151	12,622
Sep-19	11,392	16,434	12,738
Oct-19	11,646	16,788	12,980
Nov-19	11,868	17,426	13,144
Dec-19	12,231	17,929	13,445
Jan-20	11,961	17,910	13,427
Feb-20	11,143	16,444	12,806
Mar-20	9,862	14,182	11,616
Apr-20	10,228	16,061	12,412
May-20	10,486	16,919	12,797
Jun-20	10,605	17,306	13,078
Jul-20	10,960	18,289	13,629
Aug-20	11,552	19,614	14,116
Sep-20	11,263	18,900	13,831
Oct-20	10,970	18,492	13,628
Nov-20	12,110	20,741	14,763
Dec-20	12,650	21,675	15,266
Jan-21	12,639	21,578	15,169
Feb-21	12,883	22,253	15,303
Mar-21	13,206	23,050	15,482
Apr-21	13,639	24,238	15,991
May-21	13,906	24,349	16,188
Jun-21	13,995	24,950	16,286
Jul-21	14,028	25,371	16,410
Aug-21	14,273	26,095	16,645
Sep-21	13,784	24,924	16,134
Oct-21	14,262	26,610	16,585
Nov-21	13,906	26,205	16,303
Dec-21	14,300	27,236	16,687
Jan-22	13,806	25,634	16,008
Feb-22	13,559	24,988	15,700
Mar-22	13,510	25,799	15,716
Apr-22	12,794	23,484	14,653
May-22	12,831	23,452	14,672
Jun-22	12,312	21,490	13,730
Jul-22	12,633	23,506	14,445
Aug-22	12,226	22,629	13,937
Sep-22	11,423	20,531	12,839
Oct-22	11,954	22,214	13,268
Nov-22	12,832	23,374	14,148
Dec-22	12,504	22,005	13,833
Jan-23	13,238	23,521	14,603
Feb-23	12,827	22,971	14,194
Mar-23	13,151	23,585	14,577
Apr-23	13,387	23,837	14,726
May-23	13,089	23,929	14,530
Jun-23	13,649	25,563	15,062
Jul-23	14,038	26,480	15,429
Aug-23	13,649	25,968	15,096
Sep-23	13,135	24,731	14,553
Oct-23	12,745	24,076	14,187
Nov-23	13,740	26,321	15,251
Dec-23	14,489	27,717	15,971
Jan-24	14,438	28,024	15,949
Feb-24	14,997	29,541	16,288
Mar-24	15,480	30,494	16,653
Apr-24	14,906	29,152	16,152
May-24	15,569	30,530	16,652
Jun-24	15,646	31,475	16,876

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$36,167,888
# of Portfolio Holdings	146
Portfolio Turnover Rate	100%
Advisory Fees and Waivers	128,889

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	14.63%	6.51%	4.58%
Russell 3000 Index	23.13%	14.14%	12.15%
Morningstar Global Allocation Index	12.04%	5.89%	5.37%

What did the Fund invest in?

Top 10 Holdings

iShares Core MSCI EAFE ETF	8.5%
Berkshire Hathaway Inc	3.0%
Microsoft Corp	2.9%
Fidelity Total Bond Fund - Class Z	2.5%
Baird Core Plus Bond Fund - Class I	2.2%
NVIDIA Corp	2.1%
iShares Core MSCI Emerging Markets ETF	1.8%
Alphabet Inc	1.7%
Amazon.com Inc	1.6%
Frost Total Return Bond Fund - Class I	1.3%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Utilities	0.3%Footnote Reference
Materials	0.4%Footnote Reference
Energy	2.3%Footnote Reference
Consumer Staples	2.5%Footnote Reference
Industrials	8.7%Footnote Reference
Communication Services	9.1%Footnote Reference
Consumer Discretionary	13.1%Footnote Reference
Health Care	13.7%Footnote Reference
Financials	14.9%Footnote Reference
Information Technology	35.0%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	30.7%Footnote Reference
Registered Investment Companies	20.0%Footnote Reference
Money Market Registered Investment Companies	46.7%Footnote Reference
Assets/Other Liabilities (Net)	2.6%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Institutional Class    GBPIX

Global Allocation Fund

Semi-Annual Shareholder Report

June 30, 2024

Institutional Class    DVOIX

Moderate Allocation Fund

Semi-Annual Shareholder Report

June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about the Moderate Allocation Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$52.87	1.03%

Total Return Based on a $10,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Target Risk Index
Jun-15	10,000	10,000	10,000
Jul-15	10,090	10,070	10,037
Aug-15	9,490	10,055	9,801
Sep-15	9,240	10,123	9,700
Oct-15	9,847	10,125	9,973
Nov-15	9,787	10,098	9,925
Dec-15	9,585	10,065	9,836
Jan-16	9,111	10,204	9,669
Feb-16	9,060	10,276	9,729
Mar-16	9,677	10,371	10,076
Apr-16	9,728	10,410	10,178
May-16	9,905	10,413	10,195
Jun-16	9,930	10,600	10,313
Jul-16	10,420	10,667	10,520
Aug-16	10,333	10,655	10,530
Sep-16	10,364	10,649	10,566
Oct-16	10,110	10,567	10,436
Nov-16	10,607	10,317	10,396
Dec-16	10,748	10,332	10,491
Jan-17	10,804	10,352	10,615
Feb-17	11,179	10,422	10,778
Mar-17	11,066	10,416	10,816
Apr-17	11,128	10,497	10,918
May-17	11,092	10,577	11,032
Jun-17	11,275	10,567	11,051
Jul-17	11,463	10,612	11,192
Aug-17	11,391	10,707	11,259
Sep-17	11,772	10,656	11,336
Oct-17	12,092	10,663	11,434
Nov-17	12,412	10,649	11,533
Dec-17	12,526	10,698	11,630
Jan-18	12,827	10,575	11,812
Feb-18	12,548	10,474	11,557
Mar-18	12,430	10,542	11,523
Apr-18	12,441	10,463	11,506
May-18	12,580	10,538	11,576
Jun-18	12,548	10,525	11,569
Jul-18	12,753	10,527	11,710
Aug-18	12,958	10,595	11,801
Sep-18	12,942	10,527	11,779
Oct-18	12,357	10,444	11,385
Nov-18	12,379	10,506	11,512
Dec-18	12,251	10,699	11,297
Jan-19	12,465	10,813	11,751
Feb-19	12,578	10,806	11,891
Mar-19	12,702	11,014	12,056
Apr-19	12,883	11,017	12,217
May-19	12,532	11,212	12,022
Jun-19	13,018	11,353	12,410
Jul-19	13,109	11,378	12,451
Aug-19	13,052	11,673	12,451
Sep-19	13,143	11,611	12,561
Oct-19	13,269	11,646	12,713
Nov-19	13,440	11,640	12,831
Dec-19	13,663	11,632	13,020
Jan-20	13,651	11,855	13,081
Feb-20	13,157	12,069	12,760
Mar-20	12,249	11,998	11,958
Apr-20	12,595	12,211	12,606
May-20	12,860	12,268	12,916
Jun-20	12,987	12,345	13,122
Jul-20	13,380	12,530	13,507
Aug-20	13,785	12,428	13,767
Sep-20	13,542	12,422	13,595
Oct-20	13,321	12,366	13,451
Nov-20	14,087	12,488	14,255
Dec-20	14,485	12,505	14,564
Jan-21	14,427	12,415	14,469
Feb-21	14,520	12,236	14,492
Mar-21	14,765	12,083	14,610
Apr-21	15,162	12,178	14,938
May-21	15,255	12,218	15,096
Jun-21	15,442	12,304	15,206
Jul-21	15,512	12,442	15,336
Aug-21	15,698	12,418	15,465
Sep-21	15,360	12,310	15,142
Oct-21	15,701	12,307	15,385
Nov-21	15,572	12,344	15,210
Dec-21	15,796	12,312	15,491
Jan-22	15,385	12,047	14,996
Feb-22	15,248	11,912	14,777
Mar-22	15,173	11,581	14,662
Apr-22	14,650	11,142	13,921
May-22	14,662	11,214	13,970
Jun-22	14,089	11,038	13,328
Jul-22	14,352	11,307	13,895
Aug-22	14,114	10,988	13,494
Sep-22	13,764	10,513	12,619
Oct-22	13,966	10,377	12,866
Nov-22	14,364	10,759	13,564
Dec-22	14,155	10,710	13,345
Jan-23	14,553	11,040	13,950
Feb-23	14,271	10,754	13,588
Mar-23	14,450	11,027	13,865
Apr-23	14,566	11,094	13,978
May-23	14,437	10,973	13,783
Jun-23	14,824	10,934	14,084
Jul-23	15,071	10,927	14,310
Aug-23	14,902	10,857	14,078
Sep-23	14,564	10,581	13,657
Oct-23	14,329	10,414	13,345
Nov-23	15,061	10,886	14,173
Dec-23	15,763	11,302	14,799
Jan-24	15,815	11,271	14,790
Feb-24	16,172	11,112	14,899
Mar-24	16,567	11,215	15,171
Apr-24	15,997	10,931	14,738
May-24	16,567	11,117	15,084
Jun-24	16,779	11,222	15,225

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$174,590,060
# of Portfolio Holdings	150
Portfolio Turnover Rate	87%
Advisory Fees and Waivers	503,423

Average Annual Total Returns

.	1 Year	5 Year	Since Inception
Institutional Class (Inception Date: 6/30/15)	13.19%	5.21%	5.92%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.29%
Morningstar Moderately Conservative Target Risk Index	8.10%	4.17%	4.78%

What did the Fund invest in?

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	12.3%
Baird Core Plus Bond Fund - Class I	11.8%
Frost Total Return Bond Fund - Class I	6.6%
Dodge & Cox Income Fund - Class I	3.9%
Berkshire Hathaway Inc	3.8%
Microsoft Corp	3.6%
Fidelity Advisor High Income Advantage Fund - Class Z	3.6%
iShares 20+ Year Treasury Bond ETF	3.6%
BrandywineGLOBAL High Yield Fund - Class I	3.6%
NVIDIA Corp	2.6%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Utilities	0.3%Footnote Reference
Materials	0.5%Footnote Reference
Consumer Staples	2.6%Footnote Reference
Energy	2.7%Footnote Reference
Industrials	8.4%Footnote Reference
Communication Services	8.9%Footnote Reference
Consumer Discretionary	13.0%Footnote Reference
Financials	14.6%Footnote Reference
Health Care	14.8%Footnote Reference
Information Technology	34.2%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	38.1%Footnote Reference
Registered Investment Companies	48.9%Footnote Reference
Money Market Registered Investment Companies	12.2%Footnote Reference
Assets/Other Liabilities (Net)	0.8%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Institutional Class    DVOIX

Moderate Allocation Fund

Semi-Annual Shareholder Report

June 30, 2024

Adviser Class    QNTAX

Sector Rotation Fund

Semi-Annual Shareholder Report

June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about the Sector Rotation Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$72.71	1.41%

Total Return Based on a $10,000 Investment

	Adviser Class	Russell 3000 Index	S&P MidCap 400	Russell 2000 Index
Jun-14	10,000	10,000	10,000	10,000
Jul-14	9,750	9,803	9,573	9,395
Aug-14	10,182	10,214	10,059	9,861
Sep-14	9,675	10,001	9,602	9,264
Oct-14	9,945	10,276	9,944	9,875
Nov-14	10,054	10,525	10,128	9,884
Dec-14	10,095	10,525	10,211	10,165
Jan-15	9,673	10,232	10,097	9,838
Feb-15	10,210	10,825	10,614	10,422
Mar-15	10,109	10,715	10,754	10,604
Apr-15	10,267	10,763	10,594	10,333
May-15	10,244	10,912	10,782	10,569
Jun-15	10,069	10,729	10,640	10,649
Jul-15	9,911	10,909	10,654	10,525
Aug-15	9,474	10,250	10,060	9,863
Sep-15	9,083	9,952	9,736	9,379
Oct-15	9,722	10,738	10,284	9,908
Nov-15	9,938	10,797	10,423	10,230
Dec-15	9,320	10,576	9,989	9,717
Jan-16	8,667	9,979	9,421	8,862
Feb-16	8,835	9,976	9,554	8,862
Mar-16	9,856	10,678	10,367	9,569
Apr-16	10,150	10,744	10,494	9,719
May-16	10,144	10,936	10,737	9,938
Jun-16	10,124	10,959	10,781	9,932
Jul-16	10,658	11,394	11,244	10,525
Aug-16	10,772	11,423	11,300	10,711
Sep-16	10,832	11,441	11,228	10,830
Oct-16	10,311	11,193	10,928	10,315
Nov-16	11,273	11,694	11,802	11,466
Dec-16	11,392	11,922	12,061	11,787
Jan-17	11,511	12,147	12,263	11,833
Feb-17	11,549	12,599	12,585	12,062
Mar-17	11,600	12,607	12,536	12,078
Apr-17	11,604	12,741	12,641	12,210
May-17	11,440	12,871	12,579	11,962
Jun-17	11,768	12,987	12,783	12,375
Jul-17	11,925	13,232	12,896	12,467
Aug-17	11,672	13,258	12,698	12,308
Sep-17	12,243	13,581	13,195	13,077
Oct-17	12,290	13,877	13,493	13,188
Nov-17	12,899	14,299	13,989	13,568
Dec-17	12,951	14,442	14,020	13,513
Jan-18	13,278	15,203	14,423	13,867
Feb-18	12,584	14,642	13,784	13,330
Mar-18	12,493	14,349	13,912	13,502
Apr-18	12,655	14,403	13,876	13,619
May-18	13,056	14,810	14,448	14,445
Jun-18	13,352	14,907	14,509	14,549
Jul-18	13,613	15,401	14,765	14,803
Aug-18	13,947	15,942	15,237	15,441
Sep-18	13,859	15,968	15,070	15,069
Oct-18	12,704	14,793	13,631	13,433
Nov-18	12,845	15,089	14,057	13,646
Dec-18	11,367	13,685	12,466	12,025
Jan-19	12,716	14,859	13,770	13,378
Feb-19	13,079	15,382	14,354	14,073
Mar-19	12,956	15,606	14,272	13,779
Apr-19	13,188	16,230	14,846	14,247
May-19	11,600	15,179	13,663	13,139
Jun-19	12,639	16,246	14,707	14,067
Jul-19	12,402	16,487	14,882	14,148
Aug-19	11,408	16,151	14,257	13,450
Sep-19	12,343	16,434	14,694	13,730
Oct-19	12,689	16,788	14,860	14,091
Nov-19	13,202	17,426	15,302	14,671
Dec-19	13,485	17,929	15,732	15,094
Jan-20	12,687	17,910	15,321	14,610
Feb-20	11,339	16,444	13,867	13,380
Mar-20	8,057	14,182	11,059	10,473
Apr-20	9,426	16,061	12,628	11,912
May-20	9,785	16,919	13,552	12,687
Jun-20	9,955	17,306	13,722	13,135
Jul-20	10,482	18,289	14,355	13,499
Aug-20	10,853	19,614	14,859	14,260
Sep-20	10,500	18,900	14,377	13,783
Oct-20	10,675	18,492	14,689	14,072
Nov-20	12,219	20,741	16,786	16,666
Dec-20	12,776	21,675	17,881	18,107
Jan-21	12,934	21,578	18,150	19,019
Feb-21	14,242	22,253	19,384	20,204
Mar-21	15,192	23,050	20,289	20,407
Apr-21	15,964	24,238	21,203	20,835
May-21	16,429	24,349	21,245	20,878
Jun-21	16,011	24,950	21,027	21,283
Jul-21	15,657	25,371	21,100	20,514
Aug-21	15,900	26,095	21,511	20,973
Sep-21	15,414	24,924	20,657	20,355
Oct-21	16,100	26,610	21,872	21,221
Nov-21	15,507	26,205	21,230	20,336
Dec-21	16,313	27,236	22,308	20,791
Jan-22	15,838	25,634	20,700	18,789
Feb-22	15,821	24,988	20,930	18,990
Mar-22	16,213	25,799	21,220	19,226
Apr-22	15,075	23,484	19,712	17,321
May-22	15,200	23,452	19,860	17,347
Jun-22	13,625	21,490	17,949	15,920
Jul-22	14,763	23,506	19,897	17,582
Aug-22	14,221	22,629	19,279	17,222
Sep-22	12,870	20,531	17,507	15,572
Oct-22	14,128	22,214	19,348	17,286
Nov-22	14,911	23,374	20,532	17,690
Dec-22	14,103	22,005	19,395	16,542
Jan-23	15,651	23,521	21,184	18,154
Feb-23	15,029	22,971	20,800	17,847
Mar-23	14,326	23,585	20,133	16,995
Apr-23	14,249	23,837	19,975	16,689
May-23	13,879	23,929	19,338	16,535
Jun-23	15,207	25,563	21,110	17,879
Jul-23	15,750	26,480	21,980	18,973
Aug-23	15,202	25,968	21,345	18,024
Sep-23	14,297	24,731	20,223	16,962
Oct-23	13,547	24,076	19,143	15,806
Nov-23	14,951	26,321	20,772	17,236
Dec-23	16,136	27,717	22,583	19,342
Jan-24	15,871	28,024	22,196	18,590
Feb-24	16,445	29,541	23,514	19,641
Mar-24	17,068	30,494	24,830	20,344
Apr-24	16,347	29,152	23,336	18,912
May-24	17,050	30,530	24,360	19,861
Jun-24	17,330	31,475	23,975	19,677

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$36,570,948
# of Portfolio Holdings	583
Portfolio Turnover Rate	164%
Advisory Fees and Waivers	132,883

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	13.96%	6.52%	5.65%
Russell 3000 Index	23.13%	14.14%	12.15%
S&P MidCap 400	13.57%	10.27%	9.14%
Russell 2000 Index	10.06%	6.94%	7.00%

What did the Fund invest in?

Top 10 Holdings

Amazon.com Inc	3.9%
Microsoft Corp	3.6%
Apple Inc	3.3%
NVIDIA Corp	3.2%
Alphabet Inc	2.9%
Meta Platforms Inc	1.6%
Fidelity Total Bond Fund - Class Z	1.4%
Baird Core Plus Bond Fund - Class I	1.4%
Tesla Inc	1.2%
Home Depot Inc/The	0.8%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Consumer Staples	2.3%Footnote Reference
Real Estate	3.3%Footnote Reference
Materials	3.4%Footnote Reference
Health Care	7.7%Footnote Reference
Financials	8.5%Footnote Reference
Communication Services	11.5%Footnote Reference
Industrials	12.4%Footnote Reference
Consumer Discretionary	20.8%Footnote Reference
Information Technology	30.1%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	56.5%Footnote Reference
Registered Investment Companies	4.9%Footnote Reference
Money Market Registered Investment Companies	36.8%Footnote Reference
Assets/Other Liabilities (Net)	1.8%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Adviser Class    QNTAX

Sector Rotation Fund

Semi-Annual Shareholder Report

June 30, 2024

Retail Class    FLDFX

Balanced Fund

Semi-Annual Shareholder Report

June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about the Balanced Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$69.66	1.34%

Total Return Based on a $10,000 Investment

	Retail Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jun-14	10,000	10,000	10,000
Jul-14	9,966	9,803	9,861
Aug-14	10,239	10,214	10,063
Sep-14	10,009	10,001	9,801
Oct-14	10,121	10,276	9,909
Nov-14	10,295	10,525	10,002
Dec-14	10,273	10,525	9,915
Jan-15	10,095	10,232	9,841
Feb-15	10,460	10,825	10,129
Mar-15	10,376	10,715	10,051
Apr-15	10,357	10,763	10,184
May-15	10,422	10,912	10,176
Jun-15	10,235	10,729	10,030
Jul-15	10,329	10,909	10,054
Aug-15	9,897	10,250	9,694
Sep-15	9,719	9,952	9,515
Oct-15	9,992	10,738	9,916
Nov-15	9,954	10,797	9,874
Dec-15	9,813	10,576	9,738
Jan-16	9,482	9,979	9,429
Feb-16	9,463	9,976	9,474
Mar-16	9,794	10,678	9,947
Apr-16	9,813	10,744	10,072
May-16	9,880	10,936	10,101
Jun-16	9,927	10,959	10,186
Jul-16	10,203	11,394	10,470
Aug-16	10,212	11,423	10,492
Sep-16	10,222	11,441	10,532
Oct-16	10,012	11,193	10,378
Nov-16	10,184	11,694	10,435
Dec-16	10,288	11,922	10,572
Jan-17	10,403	12,147	10,743
Feb-17	10,700	12,599	10,960
Mar-17	10,700	12,607	11,015
Apr-17	10,815	12,741	11,130
May-17	10,921	12,871	11,258
Jun-17	10,964	12,987	11,301
Jul-17	11,156	13,232	11,494
Aug-17	11,214	13,258	11,551
Sep-17	11,358	13,581	11,685
Oct-17	11,541	13,877	11,831
Nov-17	11,704	14,299	11,991
Dec-17	11,804	14,442	12,122
Jan-18	12,180	15,203	12,451
Feb-18	11,814	14,642	12,094
Mar-18	11,662	14,349	12,016
Apr-18	11,672	14,403	12,029
May-18	11,804	14,810	12,102
Jun-18	11,794	14,907	12,084
Jul-18	12,049	15,401	12,294
Aug-18	12,315	15,942	12,402
Sep-18	12,279	15,968	12,389
Oct-18	11,573	14,793	11,805
Nov-18	11,635	15,089	11,970
Dec-18	11,420	13,685	11,545
Jan-19	11,606	14,859	12,179
Feb-19	11,730	15,382	12,390
Mar-19	11,833	15,606	12,547
Apr-19	12,039	16,230	12,789
May-19	11,554	15,179	12,407
Jun-19	12,101	16,246	12,940
Jul-19	12,194	16,487	12,981
Aug-19	12,060	16,151	12,870
Sep-19	12,194	16,434	13,059
Oct-19	12,329	16,788	13,275
Nov-19	12,558	17,426	13,459
Dec-19	12,824	17,929	13,742
Jan-20	12,741	17,910	13,706
Feb-20	12,071	16,444	13,098
Mar-20	11,088	14,182	11,903
Apr-20	11,485	16,061	12,751
May-20	11,715	16,919	13,159
Jun-20	11,810	17,306	13,419
Jul-20	12,209	18,289	13,896
Aug-20	12,723	19,614	14,312
Sep-20	12,434	18,900	14,063
Oct-20	12,160	18,492	13,875
Nov-20	13,055	20,741	15,043
Dec-20	13,500	21,675	15,504
Jan-21	13,457	21,578	15,409
Feb-21	13,647	22,253	15,596
Mar-21	13,994	23,050	15,840
Apr-21	14,458	24,238	16,296
May-21	14,574	24,349	16,521
Jun-21	14,753	24,950	16,629
Jul-21	14,847	25,371	16,748
Aug-21	15,100	26,095	16,967
Sep-21	14,679	24,924	16,517
Oct-21	15,135	26,610	16,924
Nov-21	14,986	26,205	16,617
Dec-21	15,285	27,236	17,084
Jan-22	14,796	25,634	16,439
Feb-22	14,636	24,988	16,187
Mar-22	14,602	25,799	16,197
Apr-22	13,975	23,484	15,250
May-22	13,998	23,452	15,294
Jun-22	13,452	21,490	14,361
Jul-22	13,760	23,506	15,096
Aug-22	13,486	22,629	14,636
Sep-22	13,109	20,531	13,511
Oct-22	13,432	22,214	13,963
Nov-22	13,847	23,374	14,876
Dec-22	13,591	22,005	14,559
Jan-23	13,969	23,521	15,358
Feb-23	13,661	22,971	14,924
Mar-23	13,874	23,585	15,189
Apr-23	14,028	23,837	15,328
May-23	13,922	23,929	15,059
Jun-23	14,432	25,563	15,566
Jul-23	14,705	26,480	15,938
Aug-23	14,527	25,968	15,584
Sep-23	14,110	24,731	15,055
Oct-23	13,800	24,076	14,625
Nov-23	14,564	26,321	15,703
Dec-23	15,232	27,717	16,485
Jan-24	15,328	28,024	16,464
Feb-24	15,881	29,541	16,731
Mar-24	16,361	30,494	17,130
Apr-24	15,711	29,152	16,592
May-24	16,385	30,530	17,030
Jun-24	16,614	31,475	17,175

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$391,853,611
# of Portfolio Holdings	157
Portfolio Turnover Rate	113%
Advisory Fees and Waivers	1,275,428

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	15.12%	6.54%	5.21%
Russell 3000 Index	23.13%	14.14%	12.15%
Morningstar Moderate Target Risk Index	10.34%	5.83%	5.56%

What did the Fund invest in?

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	7.2%
Baird Core Plus Bond Fund - Class I	6.9%
Berkshire Hathaway Inc	5.7%
Microsoft Corp	5.1%
Frost Total Return Bond Fund - Class I	4.3%
NVIDIA Corp	3.9%
Amazon.com Inc	3.2%
Alphabet Inc	2.7%
Dodge & Cox Income Fund - Class I	2.3%
Fidelity Advisor High Income Advantage Fund - Class Z	2.2%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Materials	0.3%Footnote Reference
Utilities	0.3%Footnote Reference
Consumer Staples	2.1%Footnote Reference
Energy	2.6%Footnote Reference
Industrials	8.2%Footnote Reference
Communication Services	10.0%Footnote Reference
Consumer Discretionary	13.4%Footnote Reference
Health Care	14.7%Footnote Reference
Financials	15.0%Footnote Reference
Information Technology	33.4%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	57.7%Footnote Reference
Registered Investment Companies	29.2%Footnote Reference
Money Market Registered Investment Companies	12.4%Footnote Reference
Assets/Other Liabilities (Net)	0.7%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Retail Class    FLDFX

Balanced Fund

Semi-Annual Shareholder Report

June 30, 2024

Institutional Class    FLMIX

Muirfield Fund

Semi-Annual Shareholder Report

June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about the Muirfield Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$49.35	0.93%

Total Return Based on a $10,000 Investment

	Institutional Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jun-14	10,000	10,000	10,000
Jul-14	9,960	9,803	9,861
Aug-14	10,337	10,214	10,063
Sep-14	10,070	10,001	9,801
Oct-14	10,236	10,276	9,909
Nov-14	10,512	10,525	10,002
Dec-14	10,516	10,525	9,915
Jan-15	10,217	10,232	9,841
Feb-15	10,756	10,825	10,129
Mar-15	10,621	10,715	10,051
Apr-15	10,606	10,763	10,184
May-15	10,726	10,912	10,176
Jun-15	10,516	10,729	10,030
Jul-15	10,621	10,909	10,054
Aug-15	10,022	10,250	9,694
Sep-15	9,767	9,952	9,515
Oct-15	10,127	10,738	9,916
Nov-15	10,127	10,797	9,874
Dec-15	9,938	10,576	9,738
Jan-16	9,446	9,979	9,429
Feb-16	9,400	9,976	9,474
Mar-16	9,830	10,678	9,947
Apr-16	9,815	10,744	10,072
May-16	9,938	10,936	10,101
Jun-16	9,922	10,959	10,186
Jul-16	10,276	11,394	10,470
Aug-16	10,291	11,423	10,492
Sep-16	10,307	11,441	10,532
Oct-16	10,050	11,193	10,378
Nov-16	10,405	11,694	10,435
Dec-16	10,524	11,922	10,572
Jan-17	10,679	12,147	10,743
Feb-17	11,081	12,599	10,960
Mar-17	11,066	12,607	11,015
Apr-17	11,205	12,741	11,130
May-17	11,345	12,871	11,258
Jun-17	11,422	12,987	11,301
Jul-17	11,686	13,232	11,494
Aug-17	11,748	13,258	11,551
Sep-17	11,980	13,581	11,685
Oct-17	12,275	13,877	11,831
Nov-17	12,554	14,299	11,991
Dec-17	12,692	14,442	12,122
Jan-18	13,346	15,203	12,451
Feb-18	12,826	14,642	12,094
Mar-18	12,575	14,349	12,016
Apr-18	12,659	14,403	12,029
May-18	12,860	14,810	12,102
Jun-18	12,810	14,907	12,084
Jul-18	13,178	15,401	12,294
Aug-18	13,614	15,942	12,402
Sep-18	13,564	15,968	12,389
Oct-18	12,539	14,793	11,805
Nov-18	12,640	15,089	11,970
Dec-18	12,291	13,685	11,545
Jan-19	12,461	14,859	12,179
Feb-19	12,631	15,382	12,390
Mar-19	12,717	15,606	12,547
Apr-19	13,006	16,230	12,789
May-19	12,222	15,179	12,407
Jun-19	12,955	16,246	12,940
Jul-19	13,092	16,487	12,981
Aug-19	12,802	16,151	12,870
Sep-19	13,041	16,434	13,059
Oct-19	13,246	16,788	13,275
Nov-19	13,606	17,426	13,459
Dec-19	14,012	17,929	13,742
Jan-20	13,784	17,910	13,706
Feb-20	12,749	16,444	13,098
Mar-20	11,452	14,182	11,903
Apr-20	11,978	16,061	12,751
May-20	12,241	16,919	13,159
Jun-20	12,328	17,306	13,419
Jul-20	12,804	18,289	13,896
Aug-20	13,614	19,614	14,312
Sep-20	13,192	18,900	14,063
Oct-20	12,785	18,492	13,875
Nov-20	14,042	20,741	15,043
Dec-20	14,664	21,675	15,504
Jan-21	14,664	21,578	15,409
Feb-21	15,036	22,253	15,596
Mar-21	15,621	23,050	15,840
Apr-21	16,312	24,238	16,296
May-21	16,489	24,349	16,521
Jun-21	16,719	24,950	16,629
Jul-21	16,878	25,371	16,748
Aug-21	17,286	26,095	16,967
Sep-21	16,652	24,924	16,517
Oct-21	17,417	26,610	16,924
Nov-21	17,168	26,205	16,617
Dec-21	17,678	27,236	17,084
Jan-22	16,963	25,634	16,439
Feb-22	16,762	24,988	16,187
Mar-22	16,835	25,799	16,197
Apr-22	15,937	23,484	15,250
May-22	15,974	23,452	15,294
Jun-22	15,388	21,490	14,361
Jul-22	15,846	23,506	15,096
Aug-22	15,479	22,629	14,636
Sep-22	14,948	20,531	13,511
Oct-22	15,517	22,214	13,963
Nov-22	16,089	23,374	14,876
Dec-22	15,745	22,005	14,559
Jan-23	16,272	23,521	15,358
Feb-23	15,895	22,971	14,924
Mar-23	16,121	23,585	15,189
Apr-23	16,347	23,837	15,328
May-23	16,215	23,929	15,059
Jun-23	17,045	25,563	15,566
Jul-23	17,518	26,480	15,938
Aug-23	17,234	25,968	15,584
Sep-23	16,571	24,731	15,055
Oct-23	16,077	24,076	14,625
Nov-23	17,085	26,321	15,703
Dec-23	17,903	27,717	16,485
Jan-24	18,136	28,024	16,464
Feb-24	19,086	29,541	16,731
Mar-24	19,881	30,494	17,130
Apr-24	18,948	29,152	16,592
May-24	19,998	30,530	17,030
Jun-24	20,309	31,475	17,175

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$868,805,924
# of Portfolio Holdings	161
Portfolio Turnover Rate	150%
Advisory Fees and Waivers	2,543,674

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	19.15%	9.41%	7.34%
Russell 3000 Index	23.13%	14.14%	12.15%
Morningstar Moderate Target Risk Index	10.34%	5.83%	5.56%

What did the Fund invest in?

Top 10 Holdings

Berkshire Hathaway Inc	7.2%
Microsoft Corp	5.9%
NVIDIA Corp	4.6%
Amazon.com Inc	4.0%
Alphabet Inc	3.6%
Apple Inc	2.6%
Texas Instruments Inc	2.6%
Meta Platforms Inc	2.4%
Johnson & Johnson	1.9%
Merck & Co Inc	1.9%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Utilities	0.2%Footnote Reference
Materials	0.4%Footnote Reference
Energy	1.4%Footnote Reference
Consumer Staples	2.4%Footnote Reference
Industrials	6.7%Footnote Reference
Communication Services	9.2%Footnote Reference
Consumer Discretionary	14.0%Footnote Reference
Health Care	15.6%Footnote Reference
Financials	15.7%Footnote Reference
Information Technology	34.4%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	72.2%Footnote Reference
Money Market Registered Investment Companies	26.3%Footnote Reference
Assets/Other Liabilities (Net)	1.5%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Institutional Class    FLMIX

Muirfield Fund

Semi-Annual Shareholder Report

June 30, 2024

Retail Class    FLBDX

Tactical Income Fund

Semi-Annual Shareholder Report

June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about the Tactical Income Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$55.22	1.10%

Total Return Based on a $10,000 Investment

	Retail Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Jun-14	10,000	10,000	10,000
Jul-14	9,964	9,975	10,001
Aug-14	10,029	10,085	10,001
Sep-14	9,920	10,017	10,001
Oct-14	9,943	10,115	10,001
Nov-14	9,923	10,187	10,001
Dec-14	9,840	10,196	10,001
Jan-15	9,917	10,410	10,001
Feb-15	9,953	10,312	10,001
Mar-15	9,968	10,360	10,001
Apr-15	9,970	10,323	10,002
May-15	9,962	10,298	10,002
Jun-15	9,807	10,186	10,002
Jul-15	9,840	10,257	10,002
Aug-15	9,758	10,242	10,002
Sep-15	9,693	10,311	10,002
Oct-15	9,795	10,313	10,002
Nov-15	9,682	10,286	10,002
Dec-15	9,593	10,252	10,004
Jan-16	9,606	10,393	10,004
Feb-16	9,664	10,467	10,006
Mar-16	9,780	10,563	10,010
Apr-16	9,932	10,604	10,011
May-16	9,917	10,606	10,012
Jun-16	10,049	10,797	10,015
Jul-16	10,118	10,865	10,017
Aug-16	10,185	10,853	10,020
Sep-16	10,219	10,847	10,023
Oct-16	10,139	10,764	10,025
Nov-16	9,952	10,509	10,027
Dec-16	10,024	10,524	10,030
Jan-17	10,091	10,544	10,034
Feb-17	10,205	10,615	10,038
Mar-17	10,183	10,610	10,040
Apr-17	10,265	10,692	10,046
May-17	10,325	10,774	10,052
Jun-17	10,297	10,763	10,060
Jul-17	10,369	10,809	10,068
Aug-17	10,451	10,906	10,076
Sep-17	10,418	10,854	10,085
Oct-17	10,429	10,861	10,094
Nov-17	10,363	10,847	10,102
Dec-17	10,397	10,897	10,111
Jan-18	10,309	10,771	10,123
Feb-18	10,200	10,669	10,132
Mar-18	10,247	10,737	10,145
Apr-18	10,155	10,658	10,159
May-18	10,193	10,734	10,174
Jun-18	10,182	10,720	10,190
Jul-18	10,188	10,723	10,206
Aug-18	10,227	10,792	10,222
Sep-18	10,187	10,722	10,239
Oct-18	10,098	10,638	10,258
Nov-18	10,114	10,701	10,276
Dec-18	10,224	10,898	10,296
Jan-19	10,354	11,014	10,317
Feb-19	10,383	11,007	10,336
Mar-19	10,530	11,218	10,357
Apr-19	10,553	11,221	10,377
May-19	10,673	11,421	10,399
Jun-19	10,799	11,564	10,421
Jul-19	10,821	11,589	10,440
Aug-19	11,007	11,890	10,459
Sep-19	10,950	11,826	10,477
Oct-19	10,965	11,862	10,495
Nov-19	10,946	11,856	10,508
Dec-19	10,964	11,848	10,524
Jan-20	11,139	12,076	10,537
Feb-20	11,245	12,293	10,551
Mar-20	10,968	12,221	10,572
Apr-20	11,146	12,438	10,573
May-20	11,301	12,496	10,573
Jun-20	11,425	12,575	10,575
Jul-20	11,637	12,762	10,576
Aug-20	11,603	12,659	10,577
Sep-20	11,548	12,652	10,578
Oct-20	11,504	12,596	10,579
Nov-20	11,692	12,720	10,580
Dec-20	11,782	12,737	10,580
Jan-21	11,694	12,646	10,581
Feb-21	11,550	12,463	10,582
Mar-21	11,488	12,308	10,582
Apr-21	11,560	12,405	10,582
May-21	11,584	12,445	10,582
Jun-21	11,671	12,533	10,582
Jul-21	11,674	12,673	10,583
Aug-21	11,684	12,649	10,583
Sep-21	11,611	12,539	10,583
Oct-21	11,588	12,536	10,584
Nov-21	11,542	12,573	10,584
Dec-21	11,545	12,541	10,585
Jan-22	11,390	12,271	10,585
Feb-22	11,333	12,134	10,586
Mar-22	11,220	11,796	10,588
Apr-22	11,162	11,349	10,591
May-22	11,144	11,422	10,596
Jun-22	10,842	11,243	10,601
Jul-22	10,884	11,518	10,610
Aug-22	10,812	11,192	10,630
Sep-22	10,742	10,709	10,652
Oct-22	10,748	10,570	10,674
Nov-22	10,905	10,959	10,708
Dec-22	10,854	10,909	10,746
Jan-23	11,024	11,245	10,782
Feb-23	10,915	10,954	10,820
Mar-23	11,012	11,232	10,863
Apr-23	11,055	11,300	10,905
May-23	11,009	11,177	10,949
Jun-23	11,058	11,137	10,996
Jul-23	11,144	11,130	11,044
Aug-23	11,122	11,059	11,094
Sep-23	11,075	10,778	11,144
Oct-23	11,052	10,607	11,195
Nov-23	11,328	11,088	11,245
Dec-23	11,625	11,512	11,298
Jan-24	11,669	11,481	11,347
Feb-24	11,656	11,318	11,395
Mar-24	11,764	11,423	11,447
Apr-24	11,668	11,134	11,497
May-24	11,790	11,323	11,553
Jun-24	11,854	11,430	11,601

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$74,359,352
# of Portfolio Holdings	14
Portfolio Turnover Rate	69%
Advisory Fees and Waivers	141,954

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	7.20%	1.88%	1.72%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index	5.50%	2.17%	1.50%

What did the Fund invest in?

Top 10 Holdings

PIMCO Low Duration Income Fund - Class I	14.5%
Fidelity Advisor High Income Advantage Fund - Class Z	12.3%
BrandywineGLOBAL High Yield Fund - Class I	12.2%
Frost Total Return Bond Fund - Class I	11.7%
Diamond Hill Short Duration Securitized Bond Fund - Class Y	10.2%
Fidelity Total Bond Fund - Class Z	9.7%
iShares J.P. Morgan USD Emerging Markets Bond ETF	6.7%
Eaton Vance Emerging Markets Debt Opportunities Fund - Class R6	4.9%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
International Fixed Income	6.7%Footnote Reference
Money Market Registered Investment Companies	17.6%Footnote Reference
U.S. Fixed Income	75.4%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Asset Weighting

Value	Value
Registered Investment Companies	82.1%Footnote Reference
Money Market Registered Investment Companies	17.6%Footnote Reference
Assets/Other Liabilities (Net)	0.3%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Retail Class    FLBDX

Tactical Income Fund

Semi-Annual Shareholder Report

June 30, 2024

Institutional Class    QNTIX

Sector Rotation Fund

Semi-Annual Shareholder Report

June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about the Sector Rotation Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$74.77	1.45%

Total Return Based on a $10,000 Investment

	Institutional Class	Russell 3000 Index	S&P MidCap 400	Russell 2000 Index
Jun-14	10,000	10,000	10,000	10,000
Jul-14	9,750	9,803	9,573	9,395
Aug-14	10,182	10,214	10,059	9,861
Sep-14	9,675	10,001	9,602	9,264
Oct-14	9,945	10,276	9,944	9,875
Nov-14	10,054	10,525	10,128	9,884
Dec-14	10,095	10,525	10,211	10,165
Jan-15	9,673	10,232	10,097	9,838
Feb-15	10,210	10,825	10,614	10,422
Mar-15	10,109	10,715	10,754	10,604
Apr-15	10,267	10,763	10,594	10,333
May-15	10,244	10,912	10,782	10,569
Jun-15	10,069	10,729	10,640	10,649
Jul-15	9,911	10,909	10,654	10,525
Aug-15	9,474	10,250	10,060	9,863
Sep-15	9,083	9,952	9,736	9,379
Oct-15	9,722	10,738	10,284	9,908
Nov-15	9,938	10,797	10,423	10,230
Dec-15	9,320	10,576	9,989	9,717
Jan-16	8,667	9,979	9,421	8,862
Feb-16	8,835	9,976	9,554	8,862
Mar-16	9,856	10,678	10,367	9,569
Apr-16	10,150	10,744	10,494	9,719
May-16	10,144	10,936	10,737	9,938
Jun-16	10,124	10,959	10,781	9,932
Jul-16	10,658	11,394	11,244	10,525
Aug-16	10,772	11,423	11,300	10,711
Sep-16	10,832	11,441	11,228	10,830
Oct-16	10,311	11,193	10,928	10,315
Nov-16	11,273	11,694	11,802	11,466
Dec-16	11,392	11,922	12,061	11,787
Jan-17	11,515	12,147	12,263	11,833
Feb-17	11,549	12,599	12,585	12,062
Mar-17	11,600	12,607	12,536	12,078
Apr-17	11,607	12,741	12,641	12,210
May-17	11,440	12,871	12,579	11,962
Jun-17	11,771	12,987	12,783	12,375
Jul-17	11,928	13,232	12,896	12,467
Aug-17	11,679	13,258	12,698	12,308
Sep-17	12,250	13,581	13,195	13,077
Oct-17	12,301	13,877	13,493	13,188
Nov-17	12,913	14,299	13,989	13,568
Dec-17	12,969	14,442	14,020	13,513
Jan-18	13,297	15,203	14,423	13,867
Feb-18	12,606	14,642	13,784	13,330
Mar-18	12,514	14,349	13,912	13,502
Apr-18	12,680	14,403	13,876	13,619
May-18	13,085	14,810	14,448	14,445
Jun-18	13,385	14,907	14,509	14,549
Jul-18	13,650	15,401	14,765	14,803
Aug-18	13,985	15,942	15,237	15,441
Sep-18	13,900	15,968	15,070	15,069
Oct-18	12,745	14,793	13,631	13,433
Nov-18	12,890	15,089	14,057	13,646
Dec-18	11,407	13,685	12,466	12,025
Jan-19	12,760	14,859	13,770	13,378
Feb-19	13,127	15,382	14,354	14,073
Mar-19	13,007	15,606	14,272	13,779
Apr-19	13,244	16,230	14,846	14,247
May-19	11,650	15,179	13,663	13,139
Jun-19	12,696	16,246	14,707	14,067
Jul-19	12,463	16,487	14,882	14,148
Aug-19	11,465	16,151	14,257	13,450
Sep-19	12,406	16,434	14,694	13,730
Oct-19	12,754	16,788	14,860	14,091
Nov-19	13,269	17,426	15,302	14,671
Dec-19	13,552	17,929	15,732	15,094
Jan-20	12,753	17,910	15,321	14,610
Feb-20	11,395	16,444	13,867	13,380
Mar-20	8,101	14,182	11,059	10,473
Apr-20	9,473	16,061	12,628	11,912
May-20	9,837	16,919	13,552	12,687
Jun-20	10,008	17,306	13,722	13,135
Jul-20	10,535	18,289	14,355	13,499
Aug-20	10,908	19,614	14,859	14,260
Sep-20	10,556	18,900	14,377	13,783
Oct-20	10,729	18,492	14,689	14,072
Nov-20	12,283	20,741	16,786	16,666
Dec-20	12,845	21,675	17,881	18,107
Jan-21	12,999	21,578	18,150	19,019
Feb-21	14,316	22,253	19,384	20,204
Mar-21	15,273	23,050	20,289	20,407
Apr-21	16,047	24,238	21,203	20,835
May-21	16,515	24,349	21,245	20,878
Jun-21	16,094	24,950	21,027	21,283
Jul-21	15,734	25,371	21,100	20,514
Aug-21	15,979	26,095	21,511	20,973
Sep-21	15,493	24,924	20,657	20,355
Oct-21	16,180	26,610	21,872	21,221
Nov-21	15,583	26,205	21,230	20,336
Dec-21	16,394	27,236	22,308	20,791
Jan-22	15,915	25,634	20,700	18,789
Feb-22	15,903	24,988	20,930	18,990
Mar-22	16,297	25,799	21,220	19,226
Apr-22	15,152	23,484	19,712	17,321
May-22	15,277	23,452	19,860	17,347
Jun-22	13,691	21,490	17,949	15,920
Jul-22	14,837	23,506	19,897	17,582
Aug-22	14,296	22,629	19,279	17,222
Sep-22	12,931	20,531	17,507	15,572
Oct-22	14,197	22,214	19,348	17,286
Nov-22	14,981	23,374	20,532	17,690
Dec-22	14,167	22,005	19,395	16,542
Jan-23	15,726	23,521	21,184	18,154
Feb-23	15,100	22,971	20,800	17,847
Mar-23	14,392	23,585	20,133	16,995
Apr-23	14,314	23,837	19,975	16,689
May-23	13,942	23,929	19,338	16,535
Jun-23	15,274	25,563	21,110	17,879
Jul-23	15,821	26,480	21,980	18,973
Aug-23	15,270	25,968	21,345	18,024
Sep-23	14,358	24,731	20,223	16,962
Oct-23	13,608	24,076	19,143	15,806
Nov-23	15,016	26,321	20,772	17,236
Dec-23	16,206	27,717	22,583	19,342
Jan-24	15,939	28,024	22,196	18,590
Feb-24	16,517	29,541	23,514	19,641
Mar-24	17,139	30,494	24,830	20,344
Apr-24	16,419	29,152	23,336	18,912
May-24	17,122	30,530	24,360	19,861
Jun-24	17,403	31,475	23,975	19,677

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$36,570,948
# of Portfolio Holdings	583
Portfolio Turnover Rate	164%
Advisory Fees and Waivers	132,883

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	13.93%	6.51%	5.70%
Russell 3000 Index	23.13%	14.14%	12.15%
S&P MidCap 400	13.57%	10.27%	9.14%
Russell 2000 Index	10.06%	6.94%	7.00%

What did the Fund invest in?

Top 10 Holdings

Amazon.com Inc	3.9%
Microsoft Corp	3.6%
Apple Inc	3.3%
NVIDIA Corp	3.2%
Alphabet Inc	2.9%
Meta Platforms Inc	1.6%
Fidelity Total Bond Fund - Class Z	1.4%
Baird Core Plus Bond Fund - Class I	1.4%
Tesla Inc	1.2%
Home Depot Inc/The	0.8%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Consumer Staples	2.3%Footnote Reference
Real Estate	3.3%Footnote Reference
Materials	3.4%Footnote Reference
Health Care	7.7%Footnote Reference
Financials	8.5%Footnote Reference
Communication Services	11.5%Footnote Reference
Industrials	12.4%Footnote Reference
Consumer Discretionary	20.8%Footnote Reference
Information Technology	30.1%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	56.5%Footnote Reference
Registered Investment Companies	4.9%Footnote Reference
Money Market Registered Investment Companies	36.8%Footnote Reference
Assets/Other Liabilities (Net)	1.8%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Institutional Class    QNTIX

Sector Rotation Fund

Semi-Annual Shareholder Report

June 30, 2024

Adviser Class    BLNAX

Balanced Fund

Semi-Annual Shareholder Report

June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about the Balanced Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$49.96	0.96%

Total Return Based on a $10,000 Investment

	Adviser Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jun-14	10,000	10,000	10,000
Jul-14	9,966	9,803	9,861
Aug-14	10,239	10,214	10,063
Sep-14	10,009	10,001	9,801
Oct-14	10,121	10,276	9,909
Nov-14	10,295	10,525	10,002
Dec-14	10,273	10,525	9,915
Jan-15	10,095	10,232	9,841
Feb-15	10,460	10,825	10,129
Mar-15	10,376	10,715	10,051
Apr-15	10,357	10,763	10,184
May-15	10,422	10,912	10,176
Jun-15	10,235	10,729	10,030
Jul-15	10,329	10,909	10,054
Aug-15	9,897	10,250	9,694
Sep-15	9,719	9,952	9,515
Oct-15	9,992	10,738	9,916
Nov-15	9,954	10,797	9,874
Dec-15	9,813	10,576	9,738
Jan-16	9,482	9,979	9,429
Feb-16	9,463	9,976	9,474
Mar-16	9,794	10,678	9,947
Apr-16	9,813	10,744	10,072
May-16	9,880	10,936	10,101
Jun-16	9,927	10,959	10,186
Jul-16	10,203	11,394	10,470
Aug-16	10,212	11,423	10,492
Sep-16	10,222	11,441	10,532
Oct-16	10,012	11,193	10,378
Nov-16	10,184	11,694	10,435
Dec-16	10,289	11,922	10,572
Jan-17	10,414	12,147	10,743
Feb-17	10,721	12,599	10,960
Mar-17	10,721	12,607	11,015
Apr-17	10,836	12,741	11,130
May-17	10,941	12,871	11,258
Jun-17	10,999	12,987	11,301
Jul-17	11,191	13,232	11,494
Aug-17	11,258	13,258	11,551
Sep-17	11,392	13,581	11,685
Oct-17	11,585	13,877	11,831
Nov-17	11,748	14,299	11,991
Dec-17	11,855	14,442	12,122
Jan-18	12,251	15,203	12,451
Feb-18	11,875	14,642	12,094
Mar-18	11,723	14,349	12,016
Apr-18	11,743	14,403	12,029
May-18	11,875	14,810	12,102
Jun-18	11,865	14,907	12,084
Jul-18	12,120	15,401	12,294
Aug-18	12,395	15,942	12,402
Sep-18	12,360	15,968	12,389
Oct-18	11,655	14,793	11,805
Nov-18	11,716	15,089	11,970
Dec-18	11,501	13,685	11,545
Jan-19	11,686	14,859	12,179
Feb-19	11,820	15,382	12,390
Mar-19	11,929	15,606	12,547
Apr-19	12,136	16,230	12,789
May-19	11,639	15,179	12,407
Jun-19	12,192	16,246	12,940
Jul-19	12,296	16,487	12,981
Aug-19	12,161	16,151	12,870
Sep-19	12,296	16,434	13,059
Oct-19	12,442	16,788	13,275
Nov-19	12,681	17,426	13,459
Dec-19	12,948	17,929	13,742
Jan-20	12,864	17,910	13,706
Feb-20	12,193	16,444	13,098
Mar-20	11,208	14,182	11,903
Apr-20	11,606	16,061	12,751
May-20	11,847	16,919	13,159
Jun-20	11,952	17,306	13,419
Jul-20	12,353	18,289	13,896
Aug-20	12,880	19,614	14,312
Sep-20	12,598	18,900	14,063
Oct-20	12,312	18,492	13,875
Nov-20	13,222	20,741	15,043
Dec-20	13,681	21,675	15,504
Jan-21	13,639	21,578	15,409
Feb-21	13,840	22,253	15,596
Mar-21	14,190	23,050	15,840
Apr-21	14,666	24,238	16,296
May-21	14,793	24,349	16,521
Jun-21	14,984	24,950	16,629
Jul-21	15,079	25,371	16,748
Aug-21	15,333	26,095	16,967
Sep-21	14,917	24,924	16,517
Oct-21	15,387	26,610	16,924
Nov-21	15,238	26,205	16,617
Dec-21	15,557	27,236	17,084
Jan-22	15,051	25,634	16,439
Feb-22	14,890	24,988	16,187
Mar-22	14,867	25,799	16,197
Apr-22	14,234	23,484	15,250
May-22	14,257	23,452	15,294
Jun-22	13,706	21,490	14,361
Jul-22	14,029	23,506	15,096
Aug-22	13,752	22,629	14,636
Sep-22	13,370	20,531	13,511
Oct-22	13,696	22,214	13,963
Nov-22	14,140	23,374	14,876
Dec-22	13,882	22,005	14,559
Jan-23	14,276	23,521	15,358
Feb-23	13,953	22,971	14,924
Mar-23	14,180	23,585	15,189
Apr-23	14,348	23,837	15,328
May-23	14,240	23,929	15,059
Jun-23	14,768	25,563	15,566
Jul-23	15,057	26,480	15,938
Aug-23	14,876	25,968	15,584
Sep-23	14,454	24,731	15,055
Oct-23	14,152	24,076	14,625
Nov-23	14,927	26,321	15,703
Dec-23	15,614	27,717	16,485
Jan-24	15,724	28,024	16,464
Feb-24	16,297	29,541	16,731
Mar-24	16,785	30,494	17,130
Apr-24	16,124	29,152	16,592
May-24	16,822	30,530	17,030
Jun-24	17,066	31,475	17,175

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$391,853,611
# of Portfolio Holdings	157
Portfolio Turnover Rate	113%
Advisory Fees and Waivers	1,275,428

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	15.57%	6.96%	5.49%
Russell 3000 Index	23.13%	14.14%	12.15%
Morningstar Moderate Target Risk Index	10.34%	5.83%	5.56%

What did the Fund invest in?

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	7.2%
Baird Core Plus Bond Fund - Class I	6.9%
Berkshire Hathaway Inc	5.7%
Microsoft Corp	5.1%
Frost Total Return Bond Fund - Class I	4.3%
NVIDIA Corp	3.9%
Amazon.com Inc	3.2%
Alphabet Inc	2.7%
Dodge & Cox Income Fund - Class I	2.3%
Fidelity Advisor High Income Advantage Fund - Class Z	2.2%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Materials	0.3%Footnote Reference
Utilities	0.3%Footnote Reference
Consumer Staples	2.1%Footnote Reference
Energy	2.6%Footnote Reference
Industrials	8.2%Footnote Reference
Communication Services	10.0%Footnote Reference
Consumer Discretionary	13.4%Footnote Reference
Health Care	14.7%Footnote Reference
Financials	15.0%Footnote Reference
Information Technology	33.4%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	57.7%Footnote Reference
Registered Investment Companies	29.2%Footnote Reference
Money Market Registered Investment Companies	12.4%Footnote Reference
Assets/Other Liabilities (Net)	0.7%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Adviser Class    BLNAX

Balanced Fund

Semi-Annual Shareholder Report

June 30, 2024

Retail Class    FLDGX

Dynamic Allocation Fund

Semi-Annual Shareholder Report

June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about the Dynamic Allocation Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$66.43	1.26%

Total Return Based on a $10,000 Investment

	Retail Class	Russell 3000 Index	Morningstar Aggressive Target Risk Index
Jun-14	10,000	10,000	10,000
Jul-14	10,018	9,803	9,802
Aug-14	10,392	10,214	10,073
Sep-14	10,114	10,001	9,718
Oct-14	10,357	10,276	9,855
Nov-14	10,656	10,525	9,977
Dec-14	10,642	10,525	9,849
Jan-15	10,366	10,232	9,675
Feb-15	10,908	10,825	10,174
Mar-15	10,759	10,715	10,064
Apr-15	10,770	10,763	10,278
May-15	10,876	10,912	10,299
Jun-15	10,653	10,729	10,098
Jul-15	10,791	10,909	10,112
Aug-15	10,111	10,250	9,517
Sep-15	9,760	9,952	9,205
Oct-15	10,410	10,738	9,829
Nov-15	10,474	10,797	9,792
Dec-15	10,274	10,576	9,586
Jan-16	9,648	9,979	9,036
Feb-16	9,506	9,976	9,037
Mar-16	10,142	10,678	9,710
Apr-16	10,109	10,744	9,870
May-16	10,230	10,936	9,920
Jun-16	10,219	10,959	9,926
Jul-16	10,604	11,394	10,346
Aug-16	10,593	11,423	10,392
Sep-16	10,627	11,441	10,448
Oct-16	10,333	11,193	10,247
Nov-16	10,654	11,694	10,465
Dec-16	10,826	11,922	10,673
Jan-17	10,993	12,147	10,931
Feb-17	11,416	12,599	11,235
Mar-17	11,394	12,607	11,330
Apr-17	11,517	12,741	11,477
May-17	11,706	12,871	11,648
Jun-17	11,767	12,987	11,736
Jul-17	12,035	13,232	12,017
Aug-17	12,125	13,258	12,051
Sep-17	12,381	13,581	12,307
Oct-17	12,716	13,877	12,544
Nov-17	12,962	14,299	12,823
Dec-17	13,121	14,442	13,015
Jan-18	13,871	15,203	13,644
Feb-18	13,315	14,642	13,101
Mar-18	13,073	14,349	12,928
Apr-18	13,182	14,403	13,003
May-18	13,375	14,810	13,105
Jun-18	13,230	14,907	13,076
Jul-18	13,618	15,401	13,424
Aug-18	13,885	15,942	13,585
Sep-18	13,860	15,968	13,587
Oct-18	12,878	14,793	12,610
Nov-18	13,060	15,089	12,846
Dec-18	11,986	13,685	11,952
Jan-19	12,928	14,859	12,927
Feb-19	13,234	15,382	13,285
Mar-19	13,381	15,606	13,414
Apr-19	13,737	16,230	13,821
May-19	12,903	15,179	13,057
Jun-19	13,737	16,246	13,870
Jul-19	13,798	16,487	13,919
Aug-19	13,528	16,151	13,596
Sep-19	13,761	16,434	13,918
Oct-19	14,056	16,788	14,257
Nov-19	14,450	17,426	14,581
Dec-19	14,862	17,929	15,049
Jan-20	14,599	17,910	14,833
Feb-20	13,510	16,444	13,658
Mar-20	11,869	14,182	11,630
Apr-20	13,209	16,061	12,831
May-20	13,910	16,919	13,413
Jun-20	14,211	17,306	13,758
Jul-20	14,875	18,289	14,404
Aug-20	15,829	19,614	15,120
Sep-20	15,287	18,900	14,722
Oct-20	14,860	18,492	14,464
Nov-20	16,429	20,741	16,297
Dec-20	17,147	21,675	17,044
Jan-21	17,134	21,578	16,972
Feb-21	17,479	22,253	17,499
Mar-21	18,056	23,050	18,003
Apr-21	18,760	24,238	18,723
May-21	19,042	24,349	19,052
Jun-21	19,298	24,950	19,181
Jul-21	19,464	25,371	19,264
Aug-21	19,938	26,095	19,678
Sep-21	19,107	24,924	18,980
Oct-21	20,174	26,610	19,741
Nov-21	19,788	26,205	19,143
Dec-21	20,498	27,236	19,993
Jan-22	19,482	25,634	19,026
Feb-22	19,055	24,988	18,712
Mar-22	19,482	25,799	19,022
Apr-22	17,922	23,484	17,671
May-22	18,011	23,452	17,690
Jun-22	16,539	21,490	16,188
Jul-22	17,687	23,506	17,273
Aug-22	16,951	22,629	16,714
Sep-22	15,568	20,531	15,163
Oct-22	16,805	22,214	16,088
Nov-22	18,087	23,374	17,363
Dec-22	17,315	22,005	16,808
Jan-23	18,336	23,521	18,006
Feb-23	17,787	22,971	17,472
Mar-23	18,351	23,585	17,717
Apr-23	18,687	23,837	17,897
May-23	18,397	23,929	17,522
Jun-23	19,434	25,563	18,494
Jul-23	19,954	26,480	19,195
Aug-23	19,587	25,968	18,615
Sep-23	18,808	24,731	17,892
Oct-23	18,210	24,076	17,252
Nov-23	19,727	26,321	18,808
Dec-23	20,837	27,717	19,884
Jan-24	20,914	28,024	19,856
Feb-24	21,977	29,541	20,532
Mar-24	22,824	30,494	21,190
Apr-24	21,789	29,152	20,446
May-24	22,901	30,530	21,076
Jun-24	23,194	31,475	21,245

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$337,595,208
# of Portfolio Holdings	145
Portfolio Turnover Rate	148%
Advisory Fees and Waivers	1,060,409

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	19.35%	11.04%	8.78%
Russell 3000 Index	23.13%	14.14%	12.15%
Morningstar Aggressive Target Risk Index	14.87%	8.90%	7.83%

What did the Fund invest in?

Top 10 Holdings

Berkshire Hathaway Inc	5.9%
Microsoft Corp	5.4%
NVIDIA Corp	4.1%
Amazon.com Inc	3.2%
Alphabet Inc	3.1%
Meta Platforms Inc	2.0%
Apple Inc	2.0%
Texas Instruments Inc	1.9%
Johnson & Johnson	1.8%
Merck & Co Inc	1.5%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Real Estate	0.0%Footnote Reference
Utilities	0.2%Footnote Reference
Materials	0.3%Footnote Reference
Consumer Staples	2.2%Footnote Reference
Energy	2.2%Footnote Reference
Industrials	8.2%Footnote Reference
Communication Services	9.9%Footnote Reference
Consumer Discretionary	13.4%Footnote Reference
Financials	14.7%Footnote Reference
Health Care	14.7%Footnote Reference
Information Technology	34.2%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	60.1%Footnote Reference
Registered Investment Companies	5.0%Footnote Reference
Money Market Registered Investment Companies	33.0%Footnote Reference
Assets/Other Liabilities (Net)	1.9%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Retail Class    FLDGX

Dynamic Allocation Fund

Semi-Annual Shareholder Report

June 30, 2024

Retail Class    FLRUX

Conservative Allocation Fund

Semi-Annual Shareholder Report

June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about the Conservative Allocation Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$61.84	1.22%

Total Return Based on a $10,000 Investment

	Retail Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Conservative Target Risk Index
Jun-14	10,000	10,000	10,000
Jul-14	9,622	9,975	9,931
Aug-14	10,111	10,085	10,037
Sep-14	9,718	10,017	9,874
Oct-14	9,880	10,115	9,937
Nov-14	9,865	10,187	9,983
Dec-14	9,681	10,196	9,927
Jan-15	9,463	10,410	9,974
Feb-15	9,793	10,312	10,027
Mar-15	9,703	10,360	9,987
Apr-15	9,892	10,323	10,045
May-15	9,883	10,298	10,001
Jun-15	9,426	10,186	9,926
Jul-15	9,343	10,257	9,953
Aug-15	8,835	10,242	9,839
Sep-15	8,267	10,311	9,810
Oct-15	8,754	10,313	9,944
Nov-15	8,360	10,286	9,885
Dec-15	8,043	10,252	9,836
Jan-16	7,833	10,393	9,810
Feb-16	7,893	10,467	9,886
Mar-16	8,531	10,563	10,114
Apr-16	8,822	10,604	10,197
May-16	9,077	10,606	10,188
Jun-16	9,372	10,797	10,340
Jul-16	9,557	10,865	10,466
Aug-16	9,506	10,853	10,459
Sep-16	9,780	10,847	10,489
Oct-16	9,401	10,764	10,383
Nov-16	9,468	10,509	10,245
Dec-16	9,641	10,524	10,296
Jan-17	9,605	10,544	10,374
Feb-17	9,768	10,615	10,479
Mar-17	9,917	10,610	10,501
Apr-17	9,917	10,692	10,588
May-17	9,962	10,774	10,680
Jun-17	9,958	10,763	10,675
Jul-17	10,238	10,809	10,774
Aug-17	10,170	10,906	10,848
Sep-17	10,211	10,854	10,862
Oct-17	10,148	10,861	10,909
Nov-17	10,292	10,847	10,955
Dec-17	10,378	10,897	11,017
Jan-18	10,488	10,771	11,068
Feb-18	10,309	10,669	10,911
Mar-18	10,267	10,737	10,923
Apr-18	10,235	10,658	10,877
May-18	10,304	10,734	10,927
Jun-18	10,272	10,720	10,923
Jul-18	10,392	10,723	10,993
Aug-18	10,494	10,792	11,055
Sep-18	10,480	10,722	11,021
Oct-18	10,140	10,638	10,807
Nov-18	10,145	10,701	10,895
Dec-18	10,106	10,898	10,885
Jan-19	10,306	11,014	11,165
Feb-19	10,383	11,007	11,228
Mar-19	10,502	11,218	11,393
Apr-19	10,603	11,221	11,469
May-19	10,449	11,421	11,459
Jun-19	10,765	11,564	11,707
Jul-19	10,823	11,589	11,738
Aug-19	10,847	11,890	11,832
Sep-19	10,871	11,826	11,873
Oct-19	10,934	11,862	11,965
Nov-19	11,007	11,856	12,007
Dec-19	11,142	11,848	12,106
Jan-20	11,200	12,076	12,230
Feb-20	10,971	12,293	12,159
Mar-20	10,371	12,221	11,698
Apr-20	10,596	12,438	12,114
May-20	10,806	12,496	12,312
Jun-20	10,909	12,575	12,456
Jul-20	11,208	12,762	12,742
Aug-20	11,400	12,659	12,833
Sep-20	11,253	12,652	12,745
Oct-20	11,125	12,596	12,652
Nov-20	11,597	12,720	13,112
Dec-20	11,841	12,737	13,286
Jan-21	11,777	12,646	13,191
Feb-21	11,772	12,463	13,074
Mar-21	11,871	12,308	13,073
Apr-21	12,099	12,405	13,282
May-21	12,158	12,445	13,395
Jun-21	12,277	12,533	13,476
Jul-21	12,317	12,673	13,604
Aug-21	12,402	12,649	13,651
Sep-21	12,213	12,539	13,435
Oct-21	12,363	12,536	13,529
Nov-21	12,278	12,573	13,465
Dec-21	12,391	12,541	13,586
Jan-22	12,129	12,271	13,243
Feb-22	12,039	12,134	13,071
Mar-22	11,914	11,796	12,850
Apr-22	11,594	11,349	12,303
May-22	11,604	11,422	12,356
Jun-22	11,133	11,243	11,953
Jul-22	11,290	11,518	12,342
Aug-22	11,127	11,192	11,994
Sep-22	10,907	10,709	11,318
Oct-22	10,975	10,570	11,385
Nov-22	11,245	10,959	11,910
Dec-22	11,122	10,909	11,800
Jan-23	11,404	11,245	12,221
Feb-23	11,207	10,954	11,912
Mar-23	11,346	11,232	12,169
Apr-23	11,410	11,300	12,257
May-23	11,297	11,177	12,093
Jun-23	11,490	11,137	12,206
Jul-23	11,620	11,130	12,311
Aug-23	11,528	11,059	12,163
Sep-23	11,328	10,778	11,832
Oct-23	11,204	10,607	11,615
Nov-23	11,693	11,088	12,223
Dec-23	12,197	11,512	12,713
Jan-24	12,219	11,481	12,686
Feb-24	12,328	11,318	12,642
Mar-24	12,559	11,423	12,810
Apr-24	12,200	11,134	12,474
May-24	12,537	11,323	12,729
Jun-24	12,669	11,430	12,838

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$133,249,326
# of Portfolio Holdings	136
Portfolio Turnover Rate	72%
Advisory Fees and Waivers	321,819

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	10.26%	3.31%	2.39%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
Morningstar Conservative Target Risk Index	5.18%	1.86%	2.53%

What did the Fund invest in?

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	17.3%
Baird Core Plus Bond Fund - Class I	16.7%
Frost Total Return Bond Fund - Class I	8.7%
Dodge & Cox Income Fund - Class I	5.5%
Fidelity Advisor High Income Advantage Fund - Class Z	5.2%
BrandywineGLOBAL High Yield Fund - Class I	5.2%
iShares 20+ Year Treasury Bond ETF	5.1%
Eaton Vance Emerging Markets Debt Opportunities Fund - Class R6	3.4%
Berkshire Hathaway Inc	2.3%
Microsoft Corp	2.2%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Utilities	0.3%Footnote Reference
Materials	0.5%Footnote Reference
Consumer Staples	2.5%Footnote Reference
Energy	2.9%Footnote Reference
Industrials	8.1%Footnote Reference
Communication Services	9.4%Footnote Reference
Consumer Discretionary	12.9%Footnote Reference
Health Care	14.3%Footnote Reference
Financials	14.4%Footnote Reference
Information Technology	34.7%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	23.6%Footnote Reference
Registered Investment Companies	68.4%Footnote Reference
Money Market Registered Investment Companies	7.6%Footnote Reference
Assets/Other Liabilities (Net)	0.4%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Retail Class    FLRUX

Conservative Allocation Fund

Semi-Annual Shareholder Report

June 30, 2024

Institutional Class    BLNIX

Balanced Fund

Semi-Annual Shareholder Report

June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about the Balanced Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$55.14	1.06%

Total Return Based on a $10,000 Investment

	Institutional Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jun-14	10,000	10,000	10,000
Jul-14	9,966	9,803	9,861
Aug-14	10,239	10,214	10,063
Sep-14	10,009	10,001	9,801
Oct-14	10,121	10,276	9,909
Nov-14	10,295	10,525	10,002
Dec-14	10,273	10,525	9,915
Jan-15	10,095	10,232	9,841
Feb-15	10,460	10,825	10,129
Mar-15	10,376	10,715	10,051
Apr-15	10,357	10,763	10,184
May-15	10,422	10,912	10,176
Jun-15	10,235	10,729	10,030
Jul-15	10,329	10,909	10,054
Aug-15	9,897	10,250	9,694
Sep-15	9,719	9,952	9,515
Oct-15	9,992	10,738	9,916
Nov-15	9,954	10,797	9,874
Dec-15	9,813	10,576	9,738
Jan-16	9,482	9,979	9,429
Feb-16	9,463	9,976	9,474
Mar-16	9,794	10,678	9,947
Apr-16	9,813	10,744	10,072
May-16	9,880	10,936	10,101
Jun-16	9,927	10,959	10,186
Jul-16	10,203	11,394	10,470
Aug-16	10,212	11,423	10,492
Sep-16	10,222	11,441	10,532
Oct-16	10,012	11,193	10,378
Nov-16	10,184	11,694	10,435
Dec-16	10,296	11,922	10,572
Jan-17	10,411	12,147	10,743
Feb-17	10,717	12,599	10,960
Mar-17	10,717	12,607	11,015
Apr-17	10,832	12,741	11,130
May-17	10,938	12,871	11,258
Jun-17	10,995	12,987	11,301
Jul-17	11,188	13,232	11,494
Aug-17	11,255	13,258	11,551
Sep-17	11,399	13,581	11,685
Oct-17	11,592	13,877	11,831
Nov-17	11,755	14,299	11,991
Dec-17	11,866	14,442	12,122
Jan-18	12,252	15,203	12,451
Feb-18	11,876	14,642	12,094
Mar-18	11,734	14,349	12,016
Apr-18	11,754	14,403	12,029
May-18	11,887	14,810	12,102
Jun-18	11,876	14,907	12,084
Jul-18	12,142	15,401	12,294
Aug-18	12,407	15,942	12,402
Sep-18	12,376	15,968	12,389
Oct-18	11,671	14,793	11,805
Nov-18	11,732	15,089	11,970
Dec-18	11,528	13,685	11,545
Jan-19	11,714	14,859	12,179
Feb-19	11,848	15,382	12,390
Mar-19	11,962	15,606	12,547
Apr-19	12,169	16,230	12,789
May-19	11,682	15,179	12,407
Jun-19	12,231	16,246	12,940
Jul-19	12,335	16,487	12,981
Aug-19	12,200	16,151	12,870
Sep-19	12,346	16,434	13,059
Oct-19	12,492	16,788	13,275
Nov-19	12,722	17,426	13,459
Dec-19	13,000	17,929	13,742
Jan-20	12,926	17,910	13,706
Feb-20	12,243	16,444	13,098
Mar-20	11,254	14,182	11,903
Apr-20	11,654	16,061	12,751
May-20	11,896	16,919	13,159
Jun-20	12,001	17,306	13,419
Jul-20	12,403	18,289	13,896
Aug-20	12,931	19,614	14,312
Sep-20	12,645	18,900	14,063
Oct-20	12,358	18,492	13,875
Nov-20	13,282	20,741	15,043
Dec-20	13,742	21,675	15,504
Jan-21	13,710	21,578	15,409
Feb-21	13,902	22,253	15,596
Mar-21	14,263	23,050	15,840
Apr-21	14,741	24,238	16,296
May-21	14,868	24,349	16,521
Jun-21	15,049	24,950	16,629
Jul-21	15,155	25,371	16,748
Aug-21	15,410	26,095	16,967
Sep-21	14,988	24,924	16,517
Oct-21	15,459	26,610	16,924
Nov-21	15,299	26,205	16,617
Dec-21	15,626	27,236	17,084
Jan-22	15,119	25,634	16,439
Feb-22	14,958	24,988	16,187
Mar-22	14,924	25,799	16,197
Apr-22	14,290	23,484	15,250
May-22	14,313	23,452	15,294
Jun-22	13,760	21,490	14,361
Jul-22	14,084	23,506	15,096
Aug-22	13,806	22,629	14,636
Sep-22	13,424	20,531	13,511
Oct-22	13,751	22,214	13,963
Nov-22	14,195	23,374	14,876
Dec-22	13,939	22,005	14,559
Jan-23	14,334	23,521	15,358
Feb-23	14,023	22,971	14,924
Mar-23	14,238	23,585	15,189
Apr-23	14,407	23,837	15,328
May-23	14,298	23,929	15,059
Jun-23	14,827	25,563	15,566
Jul-23	15,117	26,480	15,938
Aug-23	14,936	25,968	15,584
Sep-23	14,513	24,731	15,055
Oct-23	14,198	24,076	14,625
Nov-23	14,986	26,321	15,703
Dec-23	15,685	27,717	16,485
Jan-24	15,783	28,024	16,464
Feb-24	16,357	29,541	16,731
Mar-24	16,859	30,494	17,130
Apr-24	16,184	29,152	16,592
May-24	16,883	30,530	17,030
Jun-24	17,128	31,475	17,175

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$391,853,611
# of Portfolio Holdings	157
Portfolio Turnover Rate	113%
Advisory Fees and Waivers	1,275,428

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	15.52%	6.97%	5.53%
Russell 3000 Index	23.13%	14.14%	12.15%
Morningstar Moderate Target Risk Index	10.34%	5.83%	5.56%

What did the Fund invest in?

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	7.2%
Baird Core Plus Bond Fund - Class I	6.9%
Berkshire Hathaway Inc	5.7%
Microsoft Corp	5.1%
Frost Total Return Bond Fund - Class I	4.3%
NVIDIA Corp	3.9%
Amazon.com Inc	3.2%
Alphabet Inc	2.7%
Dodge & Cox Income Fund - Class I	2.3%
Fidelity Advisor High Income Advantage Fund - Class Z	2.2%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Materials	0.3%Footnote Reference
Utilities	0.3%Footnote Reference
Consumer Staples	2.1%Footnote Reference
Energy	2.6%Footnote Reference
Industrials	8.2%Footnote Reference
Communication Services	10.0%Footnote Reference
Consumer Discretionary	13.4%Footnote Reference
Health Care	14.7%Footnote Reference
Financials	15.0%Footnote Reference
Information Technology	33.4%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	57.7%Footnote Reference
Registered Investment Companies	29.2%Footnote Reference
Money Market Registered Investment Companies	12.4%Footnote Reference
Assets/Other Liabilities (Net)	0.7%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Institutional Class    BLNIX

Balanced Fund

Semi-Annual Shareholder Report

June 30, 2024

Adviser Class    BNDAX

Tactical Income Fund

Semi-Annual Shareholder Report

June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about the Tactical Income Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$35.69	0.71%

Total Return Based on a $10,000 Investment

	Adviser Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Jun-14	10,000	10,000	10,000
Jul-14	9,964	9,975	10,001
Aug-14	10,029	10,085	10,001
Sep-14	9,920	10,017	10,001
Oct-14	9,943	10,115	10,001
Nov-14	9,923	10,187	10,001
Dec-14	9,840	10,196	10,001
Jan-15	9,917	10,410	10,001
Feb-15	9,953	10,312	10,001
Mar-15	9,968	10,360	10,001
Apr-15	9,970	10,323	10,002
May-15	9,962	10,298	10,002
Jun-15	9,807	10,186	10,002
Jul-15	9,840	10,257	10,002
Aug-15	9,758	10,242	10,002
Sep-15	9,693	10,311	10,002
Oct-15	9,795	10,313	10,002
Nov-15	9,682	10,286	10,002
Dec-15	9,593	10,252	10,004
Jan-16	9,606	10,393	10,004
Feb-16	9,664	10,467	10,006
Mar-16	9,780	10,563	10,010
Apr-16	9,932	10,604	10,011
May-16	9,917	10,606	10,012
Jun-16	10,049	10,797	10,015
Jul-16	10,118	10,865	10,017
Aug-16	10,185	10,853	10,020
Sep-16	10,219	10,847	10,023
Oct-16	10,139	10,764	10,025
Nov-16	9,963	10,509	10,027
Dec-16	10,033	10,524	10,030
Jan-17	10,111	10,544	10,034
Feb-17	10,219	10,615	10,038
Mar-17	10,203	10,610	10,040
Apr-17	10,290	10,692	10,046
May-17	10,350	10,774	10,052
Jun-17	10,334	10,763	10,060
Jul-17	10,405	10,809	10,068
Aug-17	10,493	10,906	10,076
Sep-17	10,460	10,854	10,085
Oct-17	10,471	10,861	10,094
Nov-17	10,405	10,847	10,102
Dec-17	10,442	10,897	10,111
Jan-18	10,353	10,771	10,123
Feb-18	10,247	10,669	10,132
Mar-18	10,297	10,737	10,145
Apr-18	10,205	10,658	10,159
May-18	10,247	10,734	10,174
Jun-18	10,235	10,720	10,190
Jul-18	10,247	10,723	10,206
Aug-18	10,286	10,792	10,222
Sep-18	10,247	10,722	10,239
Oct-18	10,156	10,638	10,258
Nov-18	10,177	10,701	10,276
Dec-18	10,290	10,898	10,296
Jan-19	10,433	11,014	10,317
Feb-19	10,455	11,007	10,336
Mar-19	10,604	11,218	10,357
Apr-19	10,629	11,221	10,377
May-19	10,750	11,421	10,399
Jun-19	10,888	11,564	10,421
Jul-19	10,913	11,589	10,440
Aug-19	11,104	11,890	10,459
Sep-19	11,034	11,826	10,477
Oct-19	11,054	11,862	10,495
Nov-19	11,039	11,856	10,508
Dec-19	11,067	11,848	10,524
Jan-20	11,245	12,076	10,537
Feb-20	11,356	12,293	10,551
Mar-20	11,081	12,221	10,572
Apr-20	11,263	12,438	10,573
May-20	11,423	12,496	10,573
Jun-20	11,551	12,575	10,575
Jul-20	11,770	12,762	10,576
Aug-20	11,738	12,659	10,577
Sep-20	11,687	12,652	10,578
Oct-20	11,645	12,596	10,579
Nov-20	11,841	12,720	10,580
Dec-20	11,936	12,737	10,580
Jan-21	11,846	12,646	10,581
Feb-21	11,706	12,463	10,582
Mar-21	11,647	12,308	10,582
Apr-21	11,737	12,405	10,582
May-21	11,752	12,445	10,582
Jun-21	11,845	12,533	10,582
Jul-21	11,854	12,673	10,583
Aug-21	11,867	12,649	10,583
Sep-21	11,798	12,539	10,583
Oct-21	11,775	12,536	10,584
Nov-21	11,739	12,573	10,584
Dec-21	11,745	12,541	10,585
Jan-22	11,588	12,271	10,585
Feb-22	11,542	12,134	10,586
Mar-22	11,414	11,796	10,588
Apr-22	11,371	11,349	10,591
May-22	11,359	11,422	10,596
Jun-22	11,053	11,243	10,601
Jul-22	11,090	11,518	10,610
Aug-22	11,029	11,192	10,630
Sep-22	10,963	10,709	10,652
Oct-22	10,971	10,570	10,674
Nov-22	11,131	10,959	10,708
Dec-22	11,082	10,909	10,746
Jan-23	11,268	11,245	10,782
Feb-23	11,156	10,954	10,820
Mar-23	11,255	11,232	10,863
Apr-23	11,299	11,300	10,905
May-23	11,260	11,177	10,949
Jun-23	11,323	11,137	10,996
Jul-23	11,405	11,130	11,044
Aug-23	11,382	11,059	11,094
Sep-23	11,347	10,778	11,144
Oct-23	11,321	10,607	11,195
Nov-23	11,616	11,088	11,245
Dec-23	11,917	11,512	11,298
Jan-24	11,962	11,481	11,347
Feb-24	11,955	11,318	11,395
Mar-24	12,072	11,423	11,447
Apr-24	11,964	11,134	11,497
May-24	12,104	11,323	11,553
Jun-24	12,183	11,430	11,601

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$74,359,352
# of Portfolio Holdings	14
Portfolio Turnover Rate	69%
Advisory Fees and Waivers	141,954

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	7.60%	2.27%	1.99%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index	5.50%	2.17%	1.50%

What did the Fund invest in?

Top 10 Holdings

PIMCO Low Duration Income Fund - Class I	14.5%
Fidelity Advisor High Income Advantage Fund - Class Z	12.3%
BrandywineGLOBAL High Yield Fund - Class I	12.2%
Frost Total Return Bond Fund - Class I	11.7%
Diamond Hill Short Duration Securitized Bond Fund - Class Y	10.2%
Fidelity Total Bond Fund - Class Z	9.7%
iShares J.P. Morgan USD Emerging Markets Bond ETF	6.7%
Eaton Vance Emerging Markets Debt Opportunities Fund - Class R6	4.9%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
International Fixed Income	6.7%Footnote Reference
Money Market Registered Investment Companies	17.6%Footnote Reference
U.S. Fixed Income	75.4%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Asset Weighting

Value	Value
Registered Investment Companies	82.1%Footnote Reference
Money Market Registered Investment Companies	17.6%Footnote Reference
Assets/Other Liabilities (Net)	0.3%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Adviser Class    BNDAX

Tactical Income Fund

Semi-Annual Shareholder Report

June 30, 2024

Adviser Class    DYGAX

Dynamic Allocation Fund

Semi-Annual Shareholder Report

June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about the Dynamic Allocation Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$48.62	0.92%

Total Return Based on a $10,000 Investment

	Adviser Class	Russell 3000 Index	Morningstar Aggressive Target Risk Index
Jun-14	10,000	10,000	10,000
Jul-14	10,018	9,803	9,802
Aug-14	10,392	10,214	10,073
Sep-14	10,114	10,001	9,718
Oct-14	10,357	10,276	9,855
Nov-14	10,656	10,525	9,977
Dec-14	10,642	10,525	9,849
Jan-15	10,366	10,232	9,675
Feb-15	10,908	10,825	10,174
Mar-15	10,759	10,715	10,064
Apr-15	10,770	10,763	10,278
May-15	10,876	10,912	10,299
Jun-15	10,653	10,729	10,098
Jul-15	10,791	10,909	10,112
Aug-15	10,111	10,250	9,517
Sep-15	9,760	9,952	9,205
Oct-15	10,410	10,738	9,829
Nov-15	10,474	10,797	9,792
Dec-15	10,274	10,576	9,586
Jan-16	9,648	9,979	9,036
Feb-16	9,506	9,976	9,037
Mar-16	10,142	10,678	9,710
Apr-16	10,109	10,744	9,870
May-16	10,230	10,936	9,920
Jun-16	10,219	10,959	9,926
Jul-16	10,604	11,394	10,346
Aug-16	10,593	11,423	10,392
Sep-16	10,627	11,441	10,448
Oct-16	10,333	11,193	10,247
Nov-16	10,654	11,694	10,465
Dec-16	10,838	11,922	10,673
Jan-17	11,005	12,147	10,931
Feb-17	11,428	12,599	11,235
Mar-17	11,406	12,607	11,330
Apr-17	11,540	12,741	11,477
May-17	11,730	12,871	11,648
Jun-17	11,786	12,987	11,736
Jul-17	12,065	13,232	12,017
Aug-17	12,154	13,258	12,051
Sep-17	12,411	13,581	12,307
Oct-17	12,746	13,877	12,544
Nov-17	13,003	14,299	12,823
Dec-17	13,160	14,442	13,015
Jan-18	13,910	15,203	13,644
Feb-18	13,366	14,642	13,101
Mar-18	13,124	14,349	12,928
Apr-18	13,233	14,403	13,003
May-18	13,426	14,810	13,105
Jun-18	13,281	14,907	13,076
Jul-18	13,669	15,401	13,424
Aug-18	13,936	15,942	13,585
Sep-18	13,924	15,968	13,587
Oct-18	12,941	14,793	12,610
Nov-18	13,123	15,089	12,846
Dec-18	12,042	13,685	11,952
Jan-19	12,986	14,859	12,927
Feb-19	13,305	15,382	13,285
Mar-19	13,446	15,606	13,414
Apr-19	13,815	16,230	13,821
May-19	12,980	15,179	13,057
Jun-19	13,821	16,246	13,870
Jul-19	13,882	16,487	13,919
Aug-19	13,612	16,151	13,596
Sep-19	13,858	16,434	13,918
Oct-19	14,154	16,788	14,257
Nov-19	14,548	17,426	14,581
Dec-19	14,967	17,929	15,049
Jan-20	14,716	17,910	14,833
Feb-20	13,623	16,444	13,658
Mar-20	11,976	14,182	11,630
Apr-20	13,321	16,061	12,831
May-20	14,025	16,919	13,413
Jun-20	14,339	17,306	13,758
Jul-20	15,020	18,289	14,404
Aug-20	15,979	19,614	15,120
Sep-20	15,444	18,900	14,722
Oct-20	15,015	18,492	14,464
Nov-20	16,606	20,741	16,297
Dec-20	17,340	21,675	17,044
Jan-21	17,340	21,578	16,972
Feb-21	17,688	22,253	17,499
Mar-21	18,281	23,050	18,003
Apr-21	19,002	24,238	18,723
May-21	19,286	24,349	19,052
Jun-21	19,556	24,950	19,181
Jul-21	19,724	25,371	19,264
Aug-21	20,213	26,095	19,678
Sep-21	19,384	24,924	18,980
Oct-21	20,470	26,610	19,741
Nov-21	20,095	26,205	19,143
Dec-21	20,812	27,236	19,993
Jan-22	19,777	25,634	19,026
Feb-22	19,363	24,988	18,712
Mar-22	19,792	25,799	19,022
Apr-22	18,224	23,484	17,671
May-22	18,313	23,452	17,690
Jun-22	16,819	21,490	16,188
Jul-22	18,002	23,506	17,273
Aug-22	17,247	22,629	16,714
Sep-22	15,842	20,531	15,163
Oct-22	17,116	22,214	16,088
Nov-22	18,434	23,374	17,363
Dec-22	17,643	22,005	16,808
Jan-23	18,700	23,521	18,006
Feb-23	18,133	22,971	17,472
Mar-23	18,715	23,585	17,717
Apr-23	19,052	23,837	17,897
May-23	18,776	23,929	17,522
Jun-23	19,834	25,563	18,494
Jul-23	20,388	26,480	19,195
Aug-23	20,003	25,968	18,615
Sep-23	19,219	24,731	17,892
Oct-23	18,617	24,076	17,252
Nov-23	20,161	26,321	18,808
Dec-23	21,299	27,717	19,884
Jan-24	21,393	28,024	19,856
Feb-24	22,480	29,541	20,532
Mar-24	23,350	30,494	21,190
Apr-24	22,306	29,152	20,446
May-24	23,444	30,530	21,076
Jun-24	23,755	31,475	21,245

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$337,595,208
# of Portfolio Holdings	145
Portfolio Turnover Rate	148%
Advisory Fees and Waivers	1,060,409

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	19.77%	11.44%	9.04%
Russell 3000 Index	23.13%	14.14%	12.15%
Morningstar Aggressive Target Risk Index	14.87%	8.90%	7.83%

What did the Fund invest in?

Top 10 Holdings

Berkshire Hathaway Inc	5.9%
Microsoft Corp	5.4%
NVIDIA Corp	4.1%
Amazon.com Inc	3.2%
Alphabet Inc	3.1%
Meta Platforms Inc	2.0%
Apple Inc	2.0%
Texas Instruments Inc	1.9%
Johnson & Johnson	1.8%
Merck & Co Inc	1.5%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Real Estate	0.0%Footnote Reference
Utilities	0.2%Footnote Reference
Materials	0.3%Footnote Reference
Consumer Staples	2.2%Footnote Reference
Energy	2.2%Footnote Reference
Industrials	8.2%Footnote Reference
Communication Services	9.9%Footnote Reference
Consumer Discretionary	13.4%Footnote Reference
Financials	14.7%Footnote Reference
Health Care	14.7%Footnote Reference
Information Technology	34.2%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	60.1%Footnote Reference
Registered Investment Companies	5.0%Footnote Reference
Money Market Registered Investment Companies	33.0%Footnote Reference
Assets/Other Liabilities (Net)	1.9%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Adviser Class    DYGAX

Dynamic Allocation Fund

Semi-Annual Shareholder Report

June 30, 2024

Retail Class    FLSPX

Spectrum Fund

Semi-Annual Shareholder Report

June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about the Spectrum Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$65.53	1.24%

Total Return Based on a $10,000 Investment

	Retail Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jan-15	10,000	10,000	10,000
Jan-15	9,770	9,722	9,925
Feb-15	10,350	10,285	10,216
Mar-15	10,310	10,180	10,137
Apr-15	10,170	10,226	10,271
May-15	10,290	10,368	10,263
Jun-15	10,100	10,194	10,115
Jul-15	10,280	10,365	10,140
Aug-15	9,770	9,739	9,777
Sep-15	9,650	9,455	9,596
Oct-15	10,050	10,202	10,000
Nov-15	10,090	10,258	9,959
Dec-15	9,879	10,048	9,821
Jan-16	9,463	9,481	9,509
Feb-16	9,504	9,478	9,555
Mar-16	9,920	10,145	10,032
Apr-16	9,808	10,208	10,158
May-16	9,940	10,391	10,187
Jun-16	9,869	10,412	10,273
Jul-16	10,214	10,825	10,560
Aug-16	10,224	10,853	10,582
Sep-16	10,235	10,870	10,622
Oct-16	10,123	10,635	10,467
Nov-16	10,417	11,111	10,524
Dec-16	10,568	11,327	10,663
Jan-17	10,702	11,541	10,835
Feb-17	11,113	11,970	11,054
Mar-17	11,113	11,978	11,109
Apr-17	11,185	12,105	11,225
May-17	11,267	12,229	11,355
Jun-17	11,318	12,339	11,398
Jul-17	11,534	12,572	11,592
Aug-17	11,586	12,596	11,650
Sep-17	11,853	12,903	11,785
Oct-17	12,151	13,185	11,932
Nov-17	12,449	13,585	12,094
Dec-17	12,605	13,721	12,225
Jan-18	13,242	14,444	12,558
Feb-18	12,759	13,912	12,197
Mar-18	12,496	13,633	12,119
Apr-18	12,595	13,684	12,132
May-18	12,770	14,071	12,206
Jun-18	12,715	14,163	12,187
Jul-18	13,089	14,633	12,399
Aug-18	13,495	15,147	12,508
Sep-18	13,495	15,172	12,494
Oct-18	12,386	14,055	11,906
Nov-18	12,485	14,336	12,072
Dec-18	12,106	13,002	11,644
Jan-19	12,284	14,118	12,283
Feb-19	12,439	14,614	12,496
Mar-19	12,484	14,828	12,654
Apr-19	12,828	15,420	12,898
May-19	12,028	14,422	12,513
Jun-19	12,750	15,435	13,050
Jul-19	12,850	15,664	13,092
Aug-19	12,606	15,345	12,980
Sep-19	12,828	15,614	13,170
Oct-19	12,939	15,950	13,389
Nov-19	13,340	16,557	13,574
Dec-19	13,683	17,035	13,859
Jan-20	13,380	17,016	13,823
Feb-20	12,303	15,623	13,210
Mar-20	10,787	13,475	12,005
Apr-20	11,191	15,259	12,860
May-20	11,348	16,075	13,272
Jun-20	11,472	16,443	13,534
Jul-20	11,932	17,376	14,014
Aug-20	12,707	18,635	14,435
Sep-20	12,314	17,957	14,184
Oct-20	11,921	17,569	13,993
Nov-20	13,067	19,707	15,172
Dec-20	13,652	20,593	15,636
Jan-21	13,663	20,501	15,541
Feb-21	13,978	21,142	15,729
Mar-21	14,494	21,900	15,975
Apr-21	15,146	23,029	16,435
May-21	15,315	23,134	16,662
Jun-21	15,573	23,705	16,771
Jul-21	15,730	24,105	16,891
Aug-21	16,135	24,793	17,112
Sep-21	15,542	23,681	16,658
Oct-21	16,307	25,282	17,069
Nov-21	16,059	24,897	16,759
Dec-21	16,461	25,877	17,230
Jan-22	15,809	24,355	16,579
Feb-22	15,643	23,741	16,325
Mar-22	15,738	24,512	16,336
Apr-22	14,908	22,312	15,381
May-22	14,920	22,282	15,425
Jun-22	14,374	20,418	14,484
Jul-22	14,801	22,333	15,225
Aug-22	14,457	21,500	14,761
Sep-22	13,937	19,506	13,626
Oct-22	14,424	21,106	14,082
Nov-22	14,938	22,208	15,004
Dec-22	14,564	20,907	14,684
Jan-23	15,162	22,347	15,489
Feb-23	14,796	21,825	15,052
Mar-23	14,967	22,408	15,319
Apr-23	15,150	22,647	15,459
May-23	15,028	22,735	15,187
Jun-23	15,784	24,288	15,699
Jul-23	16,225	25,158	16,074
Aug-23	15,931	24,673	15,717
Sep-23	15,319	23,497	15,183
Oct-23	14,865	22,875	14,750
Nov-23	15,786	25,008	15,837
Dec-23	16,554	26,334	16,626
Jan-24	16,660	26,626	16,604
Feb-24	17,520	28,067	16,874
Mar-24	18,169	28,973	17,276
Apr-24	17,361	27,698	16,734
May-24	18,394	29,006	17,175
Jun-24	18,632	29,904	17,322

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$211,678,626
# of Portfolio Holdings	496
Portfolio Turnover Rate	139%
Advisory Fees and Waivers	747,751

Average Annual Total Returns

.	1 Year	5 Year	Since Inception
Retail Class (Inception Date: 1/1/15)	18.04%	7.88%	6.77%
Russell 3000 Index	23.13%	14.14%	12.23%
Morningstar Moderate Target Risk Index	10.34%	5.83%	5.96%

What did the Fund invest in?

Top 10 Holdings

Microsoft Corp	5.1%
iShares Short Treasury Bond ETF	4.4%
Berkshire Hathaway Inc	4.3%
NVIDIA Corp	3.9%
Apple Inc	3.4%
Mastercard Inc	2.7%
Alphabet Inc	2.6%
Amazon.com Inc	2.4%
Texas Instruments Inc	2.3%
Exxon Mobil Corp	2.2%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Real Estate	- 2.5%Footnote Reference
Materials	- 1.2%Footnote Reference
Consumer Staples	1.6%Footnote Reference
Utilities	1.6%Footnote Reference
Communication Services	8.3%Footnote Reference
Industrials	8.5%Footnote Reference
Energy	8.9%Footnote Reference
Health Care	10.2%Footnote Reference
Consumer Discretionary	14.0%Footnote Reference
Financials	15.5%Footnote Reference
Information Technology	35.1%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	68.6%Footnote Reference
Registered Investment Companies	4.4%Footnote Reference
Money Market Registered Investment Companies	2.7%Footnote Reference
Assets/Other Liabilities (Net)	24.3%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Retail Class    FLSPX

Spectrum Fund

Semi-Annual Shareholder Report

June 30, 2024

Institutional Class    BNDIX

Tactical Income Fund

Semi-Annual Shareholder Report

June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about the Tactical Income Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$40.18	0.80%

Total Return Based on a $10,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Jun-14	10,000	10,000	10,000
Jul-14	9,964	9,975	10,001
Aug-14	10,029	10,085	10,001
Sep-14	9,920	10,017	10,001
Oct-14	9,943	10,115	10,001
Nov-14	9,923	10,187	10,001
Dec-14	9,840	10,196	10,001
Jan-15	9,917	10,410	10,001
Feb-15	9,953	10,312	10,001
Mar-15	9,968	10,360	10,001
Apr-15	9,970	10,323	10,002
May-15	9,962	10,298	10,002
Jun-15	9,807	10,186	10,002
Jul-15	9,840	10,257	10,002
Aug-15	9,758	10,242	10,002
Sep-15	9,693	10,311	10,002
Oct-15	9,795	10,313	10,002
Nov-15	9,682	10,286	10,002
Dec-15	9,593	10,252	10,004
Jan-16	9,606	10,393	10,004
Feb-16	9,664	10,467	10,006
Mar-16	9,780	10,563	10,010
Apr-16	9,932	10,604	10,011
May-16	9,917	10,606	10,012
Jun-16	10,049	10,797	10,015
Jul-16	10,118	10,865	10,017
Aug-16	10,185	10,853	10,020
Sep-16	10,219	10,847	10,023
Oct-16	10,139	10,764	10,025
Nov-16	9,963	10,509	10,027
Dec-16	10,030	10,524	10,030
Jan-17	10,108	10,544	10,034
Feb-17	10,227	10,615	10,038
Mar-17	10,211	10,610	10,040
Apr-17	10,298	10,692	10,046
May-17	10,358	10,774	10,052
Jun-17	10,331	10,763	10,060
Jul-17	10,413	10,809	10,068
Aug-17	10,496	10,906	10,076
Sep-17	10,463	10,854	10,085
Oct-17	10,485	10,861	10,094
Nov-17	10,413	10,847	10,102
Dec-17	10,451	10,897	10,111
Jan-18	10,362	10,771	10,123
Feb-18	10,260	10,669	10,132
Mar-18	10,313	10,737	10,145
Apr-18	10,221	10,658	10,159
May-18	10,266	10,734	10,174
Jun-18	10,255	10,720	10,190
Jul-18	10,271	10,723	10,206
Aug-18	10,310	10,792	10,222
Sep-18	10,271	10,722	10,239
Oct-18	10,186	10,638	10,258
Nov-18	10,197	10,701	10,276
Dec-18	10,324	10,898	10,296
Jan-19	10,466	11,014	10,317
Feb-19	10,489	11,007	10,336
Mar-19	10,638	11,218	10,357
Apr-19	10,667	11,221	10,377
May-19	10,794	11,421	10,399
Jun-19	10,932	11,564	10,421
Jul-19	10,950	11,589	10,440
Aug-19	11,143	11,890	10,459
Sep-19	11,085	11,826	10,477
Oct-19	11,107	11,862	10,495
Nov-19	11,080	11,856	10,508
Dec-19	11,115	11,848	10,524
Jan-20	11,296	12,076	10,537
Feb-20	11,396	12,293	10,551
Mar-20	11,131	12,221	10,572
Apr-20	11,302	12,438	10,573
May-20	11,473	12,496	10,573
Jun-20	11,602	12,575	10,575
Jul-20	11,824	12,762	10,576
Aug-20	11,792	12,659	10,577
Sep-20	11,741	12,652	10,578
Oct-20	11,699	12,596	10,579
Nov-20	11,896	12,720	10,580
Dec-20	11,989	12,737	10,580
Jan-21	11,899	12,646	10,581
Feb-21	11,760	12,463	10,582
Mar-21	11,700	12,308	10,582
Apr-21	11,778	12,405	10,582
May-21	11,806	12,445	10,582
Jun-21	11,898	12,533	10,582
Jul-21	11,905	12,673	10,583
Aug-21	11,919	12,649	10,583
Sep-21	11,836	12,539	10,583
Oct-21	11,825	12,536	10,584
Nov-21	11,777	12,573	10,584
Dec-21	11,795	12,541	10,585
Jan-22	11,638	12,271	10,585
Feb-22	11,579	12,134	10,586
Mar-22	11,460	11,796	10,588
Apr-22	11,405	11,349	10,591
May-22	11,393	11,422	10,596
Jun-22	11,098	11,243	10,601
Jul-22	11,135	11,518	10,610
Aug-22	11,061	11,192	10,630
Sep-22	10,992	10,709	10,652
Oct-22	11,001	10,570	10,674
Nov-22	11,161	10,959	10,708
Dec-22	11,123	10,909	10,746
Jan-23	11,297	11,245	10,782
Feb-23	11,185	10,954	10,820
Mar-23	11,297	11,232	10,863
Apr-23	11,341	11,300	10,905
May-23	11,285	11,177	10,949
Jun-23	11,348	11,137	10,996
Jul-23	11,430	11,130	11,044
Aug-23	11,407	11,059	11,094
Sep-23	11,371	10,778	11,144
Oct-23	11,355	10,607	11,195
Nov-23	11,638	11,088	11,245
Dec-23	11,950	11,512	11,298
Jan-24	11,982	11,481	11,347
Feb-24	11,989	11,318	11,395
Mar-24	12,102	11,423	11,447
Apr-24	11,994	11,134	11,497
May-24	12,134	11,323	11,553
Jun-24	12,200	11,430	11,601

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$74,359,352
# of Portfolio Holdings	14
Portfolio Turnover Rate	69%
Advisory Fees and Waivers	141,954

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	7.51%	2.22%	2.01%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index	5.50%	2.17%	1.50%

What did the Fund invest in?

Top 10 Holdings

PIMCO Low Duration Income Fund - Class I	14.5%
Fidelity Advisor High Income Advantage Fund - Class Z	12.3%
BrandywineGLOBAL High Yield Fund - Class I	12.2%
Frost Total Return Bond Fund - Class I	11.7%
Diamond Hill Short Duration Securitized Bond Fund - Class Y	10.2%
Fidelity Total Bond Fund - Class Z	9.7%
iShares J.P. Morgan USD Emerging Markets Bond ETF	6.7%
Eaton Vance Emerging Markets Debt Opportunities Fund - Class R6	4.9%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
International Fixed Income	6.7%Footnote Reference
Money Market Registered Investment Companies	17.6%Footnote Reference
U.S. Fixed Income	75.4%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Asset Weighting

Value	Value
Registered Investment Companies	82.1%Footnote Reference
Money Market Registered Investment Companies	17.6%Footnote Reference
Assets/Other Liabilities (Net)	0.3%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Institutional Class    BNDIX

Tactical Income Fund

Semi-Annual Shareholder Report

June 30, 2024

Adviser Class    IFAAX

Conservative Allocation Fund

Semi-Annual Shareholder Report

June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about the Conservative Allocation Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$44.13	0.87%

Total Return Based on a $10,000 Investment

	Adviser Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Conservative Target Risk Index
Jun-14	10,000	10,000	10,000
Jul-14	9,622	9,975	9,931
Aug-14	10,111	10,085	10,037
Sep-14	9,718	10,017	9,874
Oct-14	9,880	10,115	9,937
Nov-14	9,865	10,187	9,983
Dec-14	9,681	10,196	9,927
Jan-15	9,463	10,410	9,974
Feb-15	9,793	10,312	10,027
Mar-15	9,703	10,360	9,987
Apr-15	9,892	10,323	10,045
May-15	9,883	10,298	10,001
Jun-15	9,426	10,186	9,926
Jul-15	9,343	10,257	9,953
Aug-15	8,835	10,242	9,839
Sep-15	8,267	10,311	9,810
Oct-15	8,754	10,313	9,944
Nov-15	8,360	10,286	9,885
Dec-15	8,043	10,252	9,836
Jan-16	7,833	10,393	9,810
Feb-16	7,893	10,467	9,886
Mar-16	8,531	10,563	10,114
Apr-16	8,822	10,604	10,197
May-16	9,077	10,606	10,188
Jun-16	9,372	10,797	10,340
Jul-16	9,557	10,865	10,466
Aug-16	9,506	10,853	10,459
Sep-16	9,780	10,847	10,489
Oct-16	9,401	10,764	10,383
Nov-16	9,463	10,509	10,245
Dec-16	9,640	10,524	10,296
Jan-17	9,608	10,544	10,374
Feb-17	9,771	10,615	10,479
Mar-17	9,924	10,610	10,501
Apr-17	9,929	10,692	10,588
May-17	9,978	10,774	10,680
Jun-17	9,974	10,763	10,675
Jul-17	10,254	10,809	10,774
Aug-17	10,191	10,906	10,848
Sep-17	10,231	10,854	10,862
Oct-17	10,168	10,861	10,909
Nov-17	10,317	10,847	10,955
Dec-17	10,411	10,897	11,017
Jan-18	10,521	10,771	11,068
Feb-18	10,338	10,669	10,911
Mar-18	10,302	10,737	10,923
Apr-18	10,270	10,658	10,877
May-18	10,338	10,734	10,927
Jun-18	10,311	10,720	10,923
Jul-18	10,435	10,723	10,993
Aug-18	10,536	10,792	11,055
Sep-18	10,522	10,722	11,021
Oct-18	10,181	10,638	10,807
Nov-18	10,190	10,701	10,895
Dec-18	10,151	10,898	10,885
Jan-19	10,350	11,014	11,165
Feb-19	10,430	11,007	11,228
Mar-19	10,549	11,218	11,393
Apr-19	10,653	11,221	11,469
May-19	10,506	11,421	11,459
Jun-19	10,820	11,564	11,707
Jul-19	10,882	11,589	11,738
Aug-19	10,910	11,890	11,832
Sep-19	10,934	11,826	11,873
Oct-19	11,002	11,862	11,965
Nov-19	11,078	11,856	12,007
Dec-19	11,218	11,848	12,106
Jan-20	11,281	12,076	12,230
Feb-20	11,053	12,293	12,159
Mar-20	10,451	12,221	11,698
Apr-20	10,685	12,438	12,114
May-20	10,899	12,496	12,312
Jun-20	11,006	12,575	12,456
Jul-20	11,314	12,762	12,742
Aug-20	11,504	12,659	12,833
Sep-20	11,363	12,652	12,745
Oct-20	11,235	12,596	12,652
Nov-20	11,716	12,720	13,112
Dec-20	11,968	12,737	13,286
Jan-21	11,908	12,646	13,191
Feb-21	11,904	12,463	13,074
Mar-21	12,012	12,308	13,073
Apr-21	12,245	12,405	13,282
May-21	12,305	12,445	13,395
Jun-21	12,434	12,533	13,476
Jul-21	12,479	12,673	13,604
Aug-21	12,569	12,649	13,651
Sep-21	12,379	12,539	13,435
Oct-21	12,534	12,536	13,529
Nov-21	12,454	12,573	13,465
Dec-21	12,571	12,541	13,586
Jan-22	12,308	12,271	13,243
Feb-22	12,219	12,134	13,071
Mar-22	12,092	11,796	12,850
Apr-22	11,772	11,349	12,303
May-22	11,782	11,422	12,356
Jun-22	11,304	11,243	11,953
Jul-22	11,467	11,518	12,342
Aug-22	11,309	11,192	11,994
Sep-22	11,088	10,709	11,318
Oct-22	11,162	10,570	11,385
Nov-22	11,444	10,959	11,910
Dec-22	11,322	10,909	11,800
Jan-23	11,611	11,245	12,221
Feb-23	11,413	10,954	11,912
Mar-23	11,558	11,232	12,169
Apr-23	11,628	11,300	12,257
May-23	11,520	11,177	12,093
Jun-23	11,714	11,137	12,206
Jul-23	11,850	11,130	12,311
Aug-23	11,763	11,059	12,163
Sep-23	11,562	10,778	11,832
Oct-23	11,436	10,607	11,615
Nov-23	11,940	11,088	12,223
Dec-23	12,461	11,512	12,713
Jan-24	12,483	11,481	12,686
Feb-24	12,599	11,318	12,642
Mar-24	12,837	11,423	12,810
Apr-24	12,475	11,134	12,474
May-24	12,821	11,323	12,729
Jun-24	12,960	11,430	12,838

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$133,249,326
# of Portfolio Holdings	136
Portfolio Turnover Rate	72%
Advisory Fees and Waivers	321,819

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	10.63%	3.68%	2.63%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
Morningstar Conservative Target Risk Index	5.18%	1.86%	2.53%

What did the Fund invest in?

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	17.3%
Baird Core Plus Bond Fund - Class I	16.7%
Frost Total Return Bond Fund - Class I	8.7%
Dodge & Cox Income Fund - Class I	5.5%
Fidelity Advisor High Income Advantage Fund - Class Z	5.2%
BrandywineGLOBAL High Yield Fund - Class I	5.2%
iShares 20+ Year Treasury Bond ETF	5.1%
Eaton Vance Emerging Markets Debt Opportunities Fund - Class R6	3.4%
Berkshire Hathaway Inc	2.3%
Microsoft Corp	2.2%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Utilities	0.3%Footnote Reference
Materials	0.5%Footnote Reference
Consumer Staples	2.5%Footnote Reference
Energy	2.9%Footnote Reference
Industrials	8.1%Footnote Reference
Communication Services	9.4%Footnote Reference
Consumer Discretionary	12.9%Footnote Reference
Health Care	14.3%Footnote Reference
Financials	14.4%Footnote Reference
Information Technology	34.7%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	23.6%Footnote Reference
Registered Investment Companies	68.4%Footnote Reference
Money Market Registered Investment Companies	7.6%Footnote Reference
Assets/Other Liabilities (Net)	0.4%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Adviser Class    IFAAX

Conservative Allocation Fund

Semi-Annual Shareholder Report

June 30, 2024

Institutional Class    DYGIX

Dynamic Allocation Fund

Semi-Annual Shareholder Report

June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about the Dynamic Allocation Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$52.79	1.00%

Total Return Based on a $10,000 Investment

	Institutional Class	Russell 3000 Index	Morningstar Aggressive Target Risk Index
Jun-14	10,000	10,000	10,000
Jul-14	10,018	9,803	9,802
Aug-14	10,392	10,214	10,073
Sep-14	10,114	10,001	9,718
Oct-14	10,357	10,276	9,855
Nov-14	10,656	10,525	9,977
Dec-14	10,642	10,525	9,849
Jan-15	10,366	10,232	9,675
Feb-15	10,908	10,825	10,174
Mar-15	10,759	10,715	10,064
Apr-15	10,770	10,763	10,278
May-15	10,876	10,912	10,299
Jun-15	10,653	10,729	10,098
Jul-15	10,791	10,909	10,112
Aug-15	10,111	10,250	9,517
Sep-15	9,760	9,952	9,205
Oct-15	10,410	10,738	9,829
Nov-15	10,474	10,797	9,792
Dec-15	10,274	10,576	9,586
Jan-16	9,648	9,979	9,036
Feb-16	9,506	9,976	9,037
Mar-16	10,142	10,678	9,710
Apr-16	10,109	10,744	9,870
May-16	10,230	10,936	9,920
Jun-16	10,219	10,959	9,926
Jul-16	10,604	11,394	10,346
Aug-16	10,593	11,423	10,392
Sep-16	10,627	11,441	10,448
Oct-16	10,333	11,193	10,247
Nov-16	10,654	11,694	10,465
Dec-16	10,829	11,922	10,673
Jan-17	11,007	12,147	10,931
Feb-17	11,430	12,599	11,235
Mar-17	11,408	12,607	11,330
Apr-17	11,531	12,741	11,477
May-17	11,720	12,871	11,648
Jun-17	11,787	12,987	11,736
Jul-17	12,067	13,232	12,017
Aug-17	12,157	13,258	12,051
Sep-17	12,425	13,581	12,307
Oct-17	12,760	13,877	12,544
Nov-17	13,018	14,299	12,823
Dec-17	13,168	14,442	13,015
Jan-18	13,932	15,203	13,644
Feb-18	13,374	14,642	13,101
Mar-18	13,144	14,349	12,928
Apr-18	13,253	14,403	13,003
May-18	13,447	14,810	13,105
Jun-18	13,314	14,907	13,076
Jul-18	13,703	15,401	13,424
Aug-18	13,983	15,942	13,585
Sep-18	13,971	15,968	13,587
Oct-18	12,985	14,793	12,610
Nov-18	13,167	15,089	12,846
Dec-18	12,091	13,685	11,952
Jan-19	13,039	14,859	12,927
Feb-19	13,359	15,382	13,285
Mar-19	13,507	15,606	13,414
Apr-19	13,877	16,230	13,821
May-19	13,026	15,179	13,057
Jun-19	13,877	16,246	13,870
Jul-19	13,951	16,487	13,919
Aug-19	13,679	16,151	13,596
Sep-19	13,926	16,434	13,918
Oct-19	14,224	16,788	14,257
Nov-19	14,621	17,426	14,581
Dec-19	15,041	17,929	15,049
Jan-20	14,788	17,910	14,833
Feb-20	13,689	16,444	13,658
Mar-20	12,033	14,182	11,630
Apr-20	13,398	16,061	12,831
May-20	14,106	16,919	13,413
Jun-20	14,426	17,306	13,758
Jul-20	15,111	18,289	14,404
Aug-20	16,075	19,614	15,120
Sep-20	15,531	18,900	14,722
Oct-20	15,098	18,492	14,464
Nov-20	16,700	20,741	16,297
Dec-20	17,439	21,675	17,044
Jan-21	17,426	21,578	16,972
Feb-21	17,789	22,253	17,499
Mar-21	18,373	23,050	18,003
Apr-21	19,099	24,238	18,723
May-21	19,384	24,349	19,052
Jun-21	19,656	24,950	19,181
Jul-21	19,825	25,371	19,264
Aug-21	20,318	26,095	19,678
Sep-21	19,481	24,924	18,980
Oct-21	20,574	26,610	19,741
Nov-21	20,184	26,205	19,143
Dec-21	20,905	27,236	19,993
Jan-22	19,878	25,634	19,026
Feb-22	19,446	24,988	18,712
Mar-22	19,893	25,799	19,022
Apr-22	18,315	23,484	17,671
May-22	18,404	23,452	17,690
Jun-22	16,900	21,490	16,188
Jul-22	18,091	23,506	17,273
Aug-22	17,332	22,629	16,714
Sep-22	15,917	20,531	15,163
Oct-22	17,184	22,214	16,088
Nov-22	18,511	23,374	17,363
Dec-22	17,715	22,005	16,808
Jan-23	18,779	23,521	18,006
Feb-23	18,209	22,971	17,472
Mar-23	18,795	23,585	17,717
Apr-23	19,134	23,837	17,897
May-23	18,856	23,929	17,522
Jun-23	19,906	25,563	18,494
Jul-23	20,463	26,480	19,195
Aug-23	20,092	25,968	18,615
Sep-23	19,287	24,731	17,892
Oct-23	18,681	24,076	17,252
Nov-23	20,234	26,321	18,808
Dec-23	21,390	27,717	19,884
Jan-24	21,468	28,024	19,856
Feb-24	22,562	29,541	20,532
Mar-24	23,437	30,494	21,190
Apr-24	22,387	29,152	20,446
May-24	23,531	30,530	21,076
Jun-24	23,829	31,475	21,245

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$337,595,208
# of Portfolio Holdings	145
Portfolio Turnover Rate	148%
Advisory Fees and Waivers	1,060,409

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	19.71%	11.42%	9.07%
Russell 3000 Index	23.13%	14.14%	12.15%
Morningstar Aggressive Target Risk Index	14.87%	8.90%	7.83%

What did the Fund invest in?

Top 10 Holdings

Berkshire Hathaway Inc	5.9%
Microsoft Corp	5.4%
NVIDIA Corp	4.1%
Amazon.com Inc	3.2%
Alphabet Inc	3.1%
Meta Platforms Inc	2.0%
Apple Inc	2.0%
Texas Instruments Inc	1.9%
Johnson & Johnson	1.8%
Merck & Co Inc	1.5%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Real Estate	0.0%Footnote Reference
Utilities	0.2%Footnote Reference
Materials	0.3%Footnote Reference
Consumer Staples	2.2%Footnote Reference
Energy	2.2%Footnote Reference
Industrials	8.2%Footnote Reference
Communication Services	9.9%Footnote Reference
Consumer Discretionary	13.4%Footnote Reference
Financials	14.7%Footnote Reference
Health Care	14.7%Footnote Reference
Information Technology	34.2%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	60.1%Footnote Reference
Registered Investment Companies	5.0%Footnote Reference
Money Market Registered Investment Companies	33.0%Footnote Reference
Assets/Other Liabilities (Net)	1.9%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Institutional Class    DYGIX

Dynamic Allocation Fund

Semi-Annual Shareholder Report

June 30, 2024

Adviser Class    SRUAX

Spectrum Fund

Semi-Annual Shareholder Report

June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about the Spectrum Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$41.82	0.79%

Total Return Based on a $10,000 Investment

	Adviser Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jan-15	10,000	10,000	10,000
Jan-15	9,770	9,722	9,925
Feb-15	10,350	10,285	10,216
Mar-15	10,310	10,180	10,137
Apr-15	10,170	10,226	10,271
May-15	10,290	10,368	10,263
Jun-15	10,100	10,194	10,115
Jul-15	10,280	10,365	10,140
Aug-15	9,770	9,739	9,777
Sep-15	9,650	9,455	9,596
Oct-15	10,050	10,202	10,000
Nov-15	10,090	10,258	9,959
Dec-15	9,879	10,048	9,821
Jan-16	9,463	9,481	9,509
Feb-16	9,504	9,478	9,555
Mar-16	9,920	10,145	10,032
Apr-16	9,808	10,208	10,158
May-16	9,940	10,391	10,187
Jun-16	9,869	10,412	10,273
Jul-16	10,214	10,825	10,560
Aug-16	10,224	10,853	10,582
Sep-16	10,235	10,870	10,622
Oct-16	10,123	10,635	10,467
Nov-16	10,417	11,111	10,524
Dec-16	10,577	11,327	10,663
Jan-17	10,711	11,541	10,835
Feb-17	11,122	11,970	11,054
Mar-17	11,132	11,978	11,109
Apr-17	11,204	12,105	11,225
May-17	11,297	12,229	11,355
Jun-17	11,338	12,339	11,398
Jul-17	11,564	12,572	11,592
Aug-17	11,626	12,596	11,650
Sep-17	11,893	12,903	11,785
Oct-17	12,191	13,185	11,932
Nov-17	12,489	13,585	12,094
Dec-17	12,656	13,721	12,225
Jan-18	13,303	14,444	12,558
Feb-18	12,809	13,912	12,197
Mar-18	12,557	13,633	12,119
Apr-18	12,656	13,684	12,132
May-18	12,831	14,071	12,206
Jun-18	12,776	14,163	12,187
Jul-18	13,149	14,633	12,399
Aug-18	13,577	15,147	12,508
Sep-18	13,577	15,172	12,494
Oct-18	12,469	14,055	11,906
Nov-18	12,557	14,336	12,072
Dec-18	12,190	13,002	11,644
Jan-19	12,357	14,118	12,283
Feb-19	12,513	14,614	12,496
Mar-19	12,569	14,828	12,654
Apr-19	12,914	15,420	12,898
May-19	12,113	14,422	12,513
Jun-19	12,836	15,435	13,050
Jul-19	12,947	15,664	13,092
Aug-19	12,691	15,345	12,980
Sep-19	12,925	15,614	13,170
Oct-19	13,048	15,950	13,389
Nov-19	13,448	16,557	13,574
Dec-19	13,796	17,035	13,859
Jan-20	13,504	17,016	13,823
Feb-20	12,413	15,623	13,210
Mar-20	10,884	13,475	12,005
Apr-20	11,300	15,259	12,860
May-20	11,468	16,075	13,272
Jun-20	11,592	16,443	13,534
Jul-20	12,064	17,376	14,014
Aug-20	12,851	18,635	14,435
Sep-20	12,461	17,957	14,184
Oct-20	12,063	17,569	13,993
Nov-20	13,221	19,707	15,172
Dec-20	13,820	20,593	15,636
Jan-21	13,832	20,501	15,541
Feb-21	14,150	21,142	15,729
Mar-21	14,683	21,900	15,975
Apr-21	15,353	23,029	16,435
May-21	15,524	23,134	16,662
Jun-21	15,796	23,705	16,771
Jul-21	15,955	24,105	16,891
Aug-21	16,375	24,793	17,112
Sep-21	15,778	23,681	16,658
Oct-21	16,563	25,282	17,069
Nov-21	16,313	24,897	16,759
Dec-21	16,732	25,877	17,230
Jan-22	16,073	24,355	16,579
Feb-22	15,917	23,741	16,325
Mar-22	16,013	24,512	16,336
Apr-22	15,174	22,312	15,381
May-22	15,198	22,282	15,425
Jun-22	14,646	20,418	14,484
Jul-22	15,090	22,333	15,225
Aug-22	14,742	21,500	14,761
Sep-22	14,217	19,506	13,626
Oct-22	14,710	21,106	14,082
Nov-22	15,253	22,208	15,004
Dec-22	14,877	20,907	14,684
Jan-23	15,481	22,347	15,489
Feb-23	15,124	21,825	15,052
Mar-23	15,296	22,408	15,319
Apr-23	15,493	22,647	15,459
May-23	15,382	22,735	15,187
Jun-23	16,159	24,288	15,699
Jul-23	16,606	25,158	16,074
Aug-23	16,321	24,673	15,717
Sep-23	15,688	23,497	15,183
Oct-23	15,240	22,875	14,750
Nov-23	16,187	25,008	15,837
Dec-23	16,971	26,334	16,626
Jan-24	17,105	26,626	16,604
Feb-24	17,991	28,067	16,874
Mar-24	18,649	28,973	17,276
Apr-24	17,843	27,698	16,734
May-24	18,904	29,006	17,175
Jun-24	19,159	29,904	17,322

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$211,678,626
# of Portfolio Holdings	496
Portfolio Turnover Rate	139%
Advisory Fees and Waivers	747,751

Average Annual Total Returns

.	1 Year	5 Year	Since Inception
Adviser Class (Inception Date: 1/1/15)	18.56%	8.34%	7.09%
Russell 3000 Index	23.13%	14.14%	12.23%
Morningstar Moderate Target Risk Index	10.34%	5.83%	5.96%

What did the Fund invest in?

Top 10 Holdings

Microsoft Corp	5.1%
iShares Short Treasury Bond ETF	4.4%
Berkshire Hathaway Inc	4.3%
NVIDIA Corp	3.9%
Apple Inc	3.4%
Mastercard Inc	2.7%
Alphabet Inc	2.6%
Amazon.com Inc	2.4%
Texas Instruments Inc	2.3%
Exxon Mobil Corp	2.2%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Real Estate	- 2.5%Footnote Reference
Materials	- 1.2%Footnote Reference
Consumer Staples	1.6%Footnote Reference
Utilities	1.6%Footnote Reference
Communication Services	8.3%Footnote Reference
Industrials	8.5%Footnote Reference
Energy	8.9%Footnote Reference
Health Care	10.2%Footnote Reference
Consumer Discretionary	14.0%Footnote Reference
Financials	15.5%Footnote Reference
Information Technology	35.1%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	68.6%Footnote Reference
Registered Investment Companies	4.4%Footnote Reference
Money Market Registered Investment Companies	2.7%Footnote Reference
Assets/Other Liabilities (Net)	24.3%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Adviser Class    SRUAX

Spectrum Fund

Semi-Annual Shareholder Report

June 30, 2024

Institutional Class    IFAIX

Conservative Allocation Fund

Semi-Annual Shareholder Report

June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about the Conservative Allocation Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$48.68	0.96%

Total Return Based on a $10,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Conservative Target Risk Index
Jun-14	10,000	10,000	10,000
Jul-14	9,622	9,975	9,931
Aug-14	10,111	10,085	10,037
Sep-14	9,718	10,017	9,874
Oct-14	9,880	10,115	9,937
Nov-14	9,865	10,187	9,983
Dec-14	9,681	10,196	9,927
Jan-15	9,463	10,410	9,974
Feb-15	9,793	10,312	10,027
Mar-15	9,703	10,360	9,987
Apr-15	9,892	10,323	10,045
May-15	9,883	10,298	10,001
Jun-15	9,426	10,186	9,926
Jul-15	9,343	10,257	9,953
Aug-15	8,835	10,242	9,839
Sep-15	8,267	10,311	9,810
Oct-15	8,754	10,313	9,944
Nov-15	8,360	10,286	9,885
Dec-15	8,043	10,252	9,836
Jan-16	7,833	10,393	9,810
Feb-16	7,893	10,467	9,886
Mar-16	8,531	10,563	10,114
Apr-16	8,822	10,604	10,197
May-16	9,077	10,606	10,188
Jun-16	9,372	10,797	10,340
Jul-16	9,557	10,865	10,466
Aug-16	9,506	10,853	10,459
Sep-16	9,780	10,847	10,489
Oct-16	9,401	10,764	10,383
Nov-16	9,463	10,509	10,245
Dec-16	9,638	10,524	10,296
Jan-17	9,607	10,544	10,374
Feb-17	9,774	10,615	10,479
Mar-17	9,923	10,610	10,501
Apr-17	9,927	10,692	10,588
May-17	9,977	10,774	10,680
Jun-17	9,977	10,763	10,675
Jul-17	10,257	10,809	10,774
Aug-17	10,194	10,906	10,848
Sep-17	10,235	10,854	10,862
Oct-17	10,180	10,861	10,909
Nov-17	10,325	10,847	10,955
Dec-17	10,419	10,897	11,017
Jan-18	10,533	10,771	11,068
Feb-18	10,351	10,669	10,911
Mar-18	10,319	10,737	10,923
Apr-18	10,287	10,658	10,877
May-18	10,360	10,734	10,927
Jun-18	10,333	10,720	10,923
Jul-18	10,457	10,723	10,993
Aug-18	10,558	10,792	11,055
Sep-18	10,549	10,722	11,021
Oct-18	10,207	10,638	10,807
Nov-18	10,216	10,701	10,895
Dec-18	10,182	10,898	10,885
Jan-19	10,381	11,014	11,165
Feb-19	10,466	11,007	11,228
Mar-19	10,585	11,218	11,393
Apr-19	10,689	11,221	11,469
May-19	10,542	11,421	11,459
Jun-19	10,861	11,564	11,707
Jul-19	10,923	11,589	11,738
Aug-19	10,956	11,890	11,832
Sep-19	10,980	11,826	11,873
Oct-19	11,048	11,862	11,965
Nov-19	11,125	11,856	12,007
Dec-19	11,263	11,848	12,106
Jan-20	11,321	12,076	12,230
Feb-20	11,098	12,293	12,159
Mar-20	10,495	12,221	11,698
Apr-20	10,724	12,438	12,114
May-20	10,939	12,496	12,312
Jun-20	11,046	12,575	12,456
Jul-20	11,355	12,762	12,742
Aug-20	11,551	12,659	12,833
Sep-20	11,409	12,652	12,745
Oct-20	11,281	12,596	12,652
Nov-20	11,763	12,720	13,112
Dec-20	12,015	12,737	13,286
Jan-21	11,951	12,646	13,191
Feb-21	11,946	12,463	13,074
Mar-21	12,055	12,308	13,073
Apr-21	12,289	12,405	13,282
May-21	12,353	12,445	13,395
Jun-21	12,482	12,533	13,476
Jul-21	12,522	12,673	13,604
Aug-21	12,612	12,649	13,651
Sep-21	12,422	12,539	13,435
Oct-21	12,573	12,536	13,529
Nov-21	12,493	12,573	13,465
Dec-21	12,609	12,541	13,586
Jan-22	12,346	12,271	13,243
Feb-22	12,256	12,134	13,071
Mar-22	12,130	11,796	12,850
Apr-22	11,804	11,349	12,303
May-22	11,814	11,422	12,356
Jun-22	11,335	11,243	11,953
Jul-22	11,499	11,518	12,342
Aug-22	11,335	11,192	11,994
Sep-22	11,114	10,709	11,318
Oct-22	11,188	10,570	11,385
Nov-22	11,475	10,959	11,910
Dec-22	11,348	10,909	11,800
Jan-23	11,638	11,245	12,221
Feb-23	11,439	10,954	11,912
Mar-23	11,589	11,232	12,169
Apr-23	11,654	11,300	12,257
May-23	11,546	11,177	12,093
Jun-23	11,740	11,137	12,206
Jul-23	11,876	11,130	12,311
Aug-23	11,784	11,059	12,163
Sep-23	11,588	10,778	11,832
Oct-23	11,457	10,607	11,615
Nov-23	11,961	11,088	12,223
Dec-23	12,486	11,512	12,713
Jan-24	12,508	11,481	12,686
Feb-24	12,624	11,318	12,642
Mar-24	12,857	11,423	12,810
Apr-24	12,494	11,134	12,474
May-24	12,840	11,323	12,729
Jun-24	12,979	11,430	12,838

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$133,249,326
# of Portfolio Holdings	136
Portfolio Turnover Rate	72%
Advisory Fees and Waivers	321,819

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	10.55%	3.63%	2.64%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
Morningstar Conservative Target Risk Index	5.18%	1.86%	2.53%

What did the Fund invest in?

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	17.3%
Baird Core Plus Bond Fund - Class I	16.7%
Frost Total Return Bond Fund - Class I	8.7%
Dodge & Cox Income Fund - Class I	5.5%
Fidelity Advisor High Income Advantage Fund - Class Z	5.2%
BrandywineGLOBAL High Yield Fund - Class I	5.2%
iShares 20+ Year Treasury Bond ETF	5.1%
Eaton Vance Emerging Markets Debt Opportunities Fund - Class R6	3.4%
Berkshire Hathaway Inc	2.3%
Microsoft Corp	2.2%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Utilities	0.3%Footnote Reference
Materials	0.5%Footnote Reference
Consumer Staples	2.5%Footnote Reference
Energy	2.9%Footnote Reference
Industrials	8.1%Footnote Reference
Communication Services	9.4%Footnote Reference
Consumer Discretionary	12.9%Footnote Reference
Health Care	14.3%Footnote Reference
Financials	14.4%Footnote Reference
Information Technology	34.7%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	23.6%Footnote Reference
Registered Investment Companies	68.4%Footnote Reference
Money Market Registered Investment Companies	7.6%Footnote Reference
Assets/Other Liabilities (Net)	0.4%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Institutional Class    IFAIX

Conservative Allocation Fund

Semi-Annual Shareholder Report

June 30, 2024

FLPXX

Institutional Prime Money Market Fund

Semi-Annual Shareholder Report

June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about the Institutional Prime Money Market Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Prime Money Market Fund	$10.59	0.21%

Fund Statistics

  Total Net Assets$507,375,001
  # of Portfolio Holdings65
  Portfolio Turnover RateN/A
  Advisory Fees and Waivers713,851

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Prime Money Market Fund (Inception Date: 10/7/16)	5.47%	2.22%	1.57%

Yields

.	7-Day Subsidized Yield	7-Day Unsubsidized Yield
Institutional Prime Money Market Fund	5.28%	5.00%

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s performance prior to October 7, 2016 reflects the performance of a predecessor fund, the Institutional Class of the Meeder Prime Money Market Fund, which was distributed and transferred to the Institutional Prime Money Market Fund upon its inception. The subsidized 7-day current yield is the current annualized net yield of the Fund. The unsubsidized 7-day current yield does not reflect the effect of any fee waivers or expense reimbursements made by the Fund’s investment adviser. The 7-day current yield more closely reflects the current earnings of the Fund than total return.

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Top 10 Holdings

StoneX (Collateralized by $184,240,744 various Asset Backed Securities, Corporate Bonds, FMACs, GNMAs, FNMAs, SBAs, Mid-Term Notes and Municipal Bonds, 0.00% - 7.92%, due 7/1/24 - 2/25/67, fair value $77,551,147) (proceeds $75,035,125) purch date 6/28/24	14.8%
South Street (Collateralized by $52,179,490 various FCSBs, FHLBs, FMACs, FNMAs, GNMAs, and U.S. Treasuries, 1.00% - 6.50%, due 7/24/25 - 6/1/54, fair value $51,000,029)(proceeds $50,022,583), purchase date 6/28/24	9.9%
South Street (Collateralized by $51,962,649 various FCSBs, FHLBs, FMACs, FNMAs, GNMAs, and U.S. Treasuries, 0.38% - 6.00%, due 9/29/25 - 6/1/54, fair value $51,000,055) (proceeds $50,022,667), purchase date 6/28/24	9.9%
Loop Capital (Collateralized by $47,852,627 FNMAs, 4.50%, due 7/1/52, fair value $45,900,000) (proceeds $45,020,063), purchase date 6/28/24	8.9%
Anglesea Funding	2.4%
Bedford Row Funding (Secured Overnight Financing Rate + 0.17%)	2.0%
US Treasury Bill	2.0%
Old Line Funding LLC	2.0%
American Honda Finance	2.0%
US Treasury Bill	2.0%
As a percentage of total net assets.

Sector Weighting

Value	Value
U.S. Government Agencies	0.4%Footnote Reference
U.S. Treasury Notes	0.5%Footnote Reference
Money Market Registered Investment Companies	2.4%Footnote Reference
Certificates of Deposit	3.1%Footnote Reference
U.S. Treasury Bills	16.2%Footnote Reference
Commercial Paper	34.3%Footnote Reference
Repurchase Agreements	43.4%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

FLPXX

Institutional Prime Money Market Fund

Semi-Annual Shareholder Report

June 30, 2024

Retail Class    FLFGX

Global Allocation Fund

Semi-Annual Shareholder Report

June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about the Global Allocation Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$94.06	1.82%

Total Return Based on a $10,000 Investment

	Retail Class	Russell 3000 Index	Morningstar Global Allocation Index
Jun-14	10,000	10,000	10,000
Jul-14	9,757	9,803	9,872
Aug-14	10,073	10,214	10,046
Sep-14	9,655	10,001	9,734
Oct-14	9,793	10,276	9,803
Nov-14	9,834	10,525	9,890
Dec-14	9,731	10,525	9,778
Jan-15	9,590	10,232	9,722
Feb-15	10,049	10,825	10,021
Mar-15	9,956	10,715	9,947
Apr-15	10,012	10,763	10,113
May-15	10,031	10,912	10,073
Jun-15	9,806	10,729	9,918
Jul-15	9,806	10,909	9,951
Aug-15	9,131	10,250	9,561
Sep-15	8,793	9,952	9,369
Oct-15	9,309	10,738	9,775
Nov-15	9,309	10,797	9,688
Dec-15	9,029	10,576	9,584
Jan-16	8,439	9,979	9,263
Feb-16	8,323	9,976	9,324
Mar-16	8,951	10,678	9,819
Apr-16	8,951	10,744	9,968
May-16	8,942	10,936	9,939
Jun-16	8,922	10,959	10,020
Jul-16	9,272	11,394	10,321
Aug-16	9,301	11,423	10,337
Sep-16	9,398	11,441	10,398
Oct-16	9,145	11,193	10,193
Nov-16	9,213	11,694	10,123
Dec-16	9,348	11,922	10,255
Jan-17	9,583	12,147	10,462
Feb-17	9,798	12,599	10,668
Mar-17	9,906	12,607	10,759
Apr-17	10,033	12,741	10,912
May-17	10,180	12,871	11,106
Jun-17	10,233	12,987	11,139
Jul-17	10,566	13,232	11,369
Aug-17	10,654	13,258	11,434
Sep-17	10,879	13,581	11,555
Oct-17	11,163	13,877	11,690
Nov-17	11,310	14,299	11,872
Dec-17	11,436	14,442	12,005
Jan-18	12,031	15,203	12,424
Feb-18	11,595	14,642	12,072
Mar-18	11,426	14,349	11,984
Apr-18	11,486	14,403	11,991
May-18	11,496	14,810	12,009
Jun-18	11,352	14,907	11,965
Jul-18	11,640	15,401	12,171
Aug-18	11,740	15,942	12,274
Sep-18	11,750	15,968	12,259
Oct-18	10,855	14,793	11,646
Nov-18	10,925	15,089	11,781
Dec-18	10,643	13,685	11,343
Jan-19	10,810	14,859	11,936
Feb-19	10,935	15,382	12,108
Mar-19	11,007	15,606	12,258
Apr-19	11,237	16,230	12,491
May-19	10,643	15,179	12,132
Jun-19	11,258	16,246	12,678
Jul-19	11,216	16,487	12,699
Aug-19	11,007	16,151	12,622
Sep-19	11,226	16,434	12,738
Oct-19	11,467	16,788	12,980
Nov-19	11,686	17,426	13,144
Dec-19	12,044	17,929	13,445
Jan-20	11,768	17,910	13,427
Feb-20	10,970	16,444	12,806
Mar-20	9,704	14,182	11,616
Apr-20	10,055	16,061	12,412
May-20	10,299	16,919	12,797
Jun-20	10,427	17,306	13,078
Jul-20	10,768	18,289	13,629
Aug-20	11,342	19,614	14,116
Sep-20	11,055	18,900	13,831
Oct-20	10,768	18,492	13,628
Nov-20	11,885	20,741	14,763
Dec-20	12,402	21,675	15,266
Jan-21	12,391	21,578	15,169
Feb-21	12,619	22,253	15,303
Mar-21	12,935	23,050	15,482
Apr-21	13,359	24,238	15,991
May-21	13,609	24,349	16,188
Jun-21	13,696	24,950	16,286
Jul-21	13,718	25,371	16,410
Aug-21	13,957	26,095	16,645
Sep-21	13,478	24,924	16,134
Oct-21	13,935	26,610	16,585
Nov-21	13,587	26,205	16,303
Dec-21	13,962	27,236	16,687
Jan-22	13,466	25,634	16,008
Feb-22	13,237	24,988	15,700
Mar-22	13,164	25,799	15,716
Apr-22	12,475	23,484	14,653
May-22	12,499	23,452	14,672
Jun-22	11,992	21,490	13,730
Jul-22	12,294	23,506	14,445
Aug-22	11,895	22,629	13,937
Sep-22	11,109	20,531	12,839
Oct-22	11,629	22,214	13,268
Nov-22	12,476	23,374	14,148
Dec-22	12,155	22,005	13,833
Jan-23	12,862	23,521	14,603
Feb-23	12,460	22,971	14,194
Mar-23	12,776	23,585	14,577
Apr-23	12,996	23,837	14,726
May-23	12,703	23,929	14,530
Jun-23	13,240	25,563	15,062
Jul-23	13,619	26,480	15,429
Aug-23	13,228	25,968	15,096
Sep-23	12,725	24,731	14,553
Oct-23	12,357	24,076	14,187
Nov-23	13,303	26,321	15,251
Dec-23	14,024	27,717	15,971
Jan-24	13,974	28,024	15,949
Feb-24	14,507	29,541	16,288
Mar-24	14,978	30,494	16,653
Apr-24	14,418	29,152	16,152
May-24	15,052	30,530	16,652
Jun-24	15,127	31,475	16,876

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$36,167,888
# of Portfolio Holdings	146
Portfolio Turnover Rate	100%
Advisory Fees and Waivers	128,889

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	14.25%	6.09%	4.23%
Russell 3000 Index	23.13%	14.14%	12.15%
Morningstar Global Allocation Index	12.04%	5.89%	5.37%

What did the Fund invest in?

Top 10 Holdings

iShares Core MSCI EAFE ETF	8.5%
Berkshire Hathaway Inc	3.0%
Microsoft Corp	2.9%
Fidelity Total Bond Fund - Class Z	2.5%
Baird Core Plus Bond Fund - Class I	2.2%
NVIDIA Corp	2.1%
iShares Core MSCI Emerging Markets ETF	1.8%
Alphabet Inc	1.7%
Amazon.com Inc	1.6%
Frost Total Return Bond Fund - Class I	1.3%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Utilities	0.3%Footnote Reference
Materials	0.4%Footnote Reference
Energy	2.3%Footnote Reference
Consumer Staples	2.5%Footnote Reference
Industrials	8.7%Footnote Reference
Communication Services	9.1%Footnote Reference
Consumer Discretionary	13.1%Footnote Reference
Health Care	13.7%Footnote Reference
Financials	14.9%Footnote Reference
Information Technology	35.0%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	30.7%Footnote Reference
Registered Investment Companies	20.0%Footnote Reference
Money Market Registered Investment Companies	46.7%Footnote Reference
Assets/Other Liabilities (Net)	2.6%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Retail Class    FLFGX

Global Allocation Fund

Semi-Annual Shareholder Report

June 30, 2024

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.  There were no amendments made to, or waivers granted from, the code of ethics during the fiscal year.

Item 3.  Audit Committee Financial Expert.

The Board of Trustees of the Trust has determined that Jeffrey R. Provence is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Provence is independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:
 2024                                          2023
Audit Fees                                                          $120,000                               $120,000
Audit-Related Fees                                                          0                                              0
Tax Fees                                                                   44,000                                    38,000
All Other Fees                                                           1,500                                        1,500

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.  Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements, including, but not limited to, mileage, lodging, and meals.  Tax fees include amounts related to tax compliance, tax planning, and tax advice, including the review and preparation of the Funds’ income tax returns, the review and preparation of the Funds’ excise tax returns, the review of supporting schedules and documentation provided by management, the review and recalculation of the Funds’ estimated distribution calculations, and the review of wash sales for reasonableness.  All other fees include amounts related to the registrant’s annual filing of Form N1A.

(e)(1)  A purpose of the Audit Committee is to approve the engagement of the registrant’s independent auditors (i) to render audit and non-audit services for the registrant in accordance with Rule 2-01(c)(7)(i) of Regulation S-X, subject to the waiver provisions set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X, and (ii) to render non-audit services for the registrant’s investment advisors (other than a sub-advisor whose role is primarily portfolio management and is subcontracted or overseen by another investment advisor) and any other entity controlling by, or under common control with the investment advisor that provides ongoing services to the registrant, in each case under (ii) if the engagement relates directly to the operations and financial reporting of the registrant, in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X, subject to waiver provisions set forth in Rule 2-01(c)(7)(ii) of Regulation S-X.

(e)(2)  0% of services included in (b) – (d) above were approved pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f)  Not applicable.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant were $26,500 and $92,175, respectively.

(h) The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Items 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)  The schedule of investments is included as part of the report to stockholders filed under Item 7 of this Form.

(b)  Not applicable.

Item 7.  Financial Statements and Financial Highlights for Open-End Management Investment Companies.

June 30, 2024 (unaudited)
Meeder Funds
Semi-Annual Report

TABLE OF CONTENTS
This Semi-Annual Report is prepared and distributed for the general information of the shareholders of the Funds. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus. Investors are advised to consider carefully the investment objectives, risks, charges and expenses of the Fund before investing. The prospectus contains this and other information about the Funds.
Meeder Funds are distributed by Meeder Distribution Services, Inc. (Member FINRA), an affiliate of Meeder Investment Management. An affiliated registered investment adviser, Meeder Asset Management, Inc., serves as the investment adviser to Meeder Funds and is paid a fee for its services.

2024 Semi-Annual Report
Fund Holdings & Financial Statements

2024 Semi-Annual Report | June 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2024 (unaudited)
Muirfield Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 72 .2%
Communication Services — 6.6%
Alphabet Inc ....................... 171,380 31,434,520
Comcast Corp ...................... 15,625 611,875
Meta Platforms Inc ................... 40,671 20,507,132
Netflix Inc
(1)
........................ 7,212 4,867,234
Telephone and Data Systems Inc ......... 11,045 228,963
57,649,724
Consumer Discretionary — 10.1%
Amazon.com Inc
(1)
................... 177,487 34,299,363
Aptiv PLC
(1)
........................ 1,012 71,265
Best Buy Co Inc ..................... 16,860 1,421,129
Burlington Stores Inc
(1)
................ 4,932 1,183,680
Frontdoor Inc
(1)
...................... 4,185 141,411
Helen of Troy Ltd
(1)
................... 1,455 134,937
Hibbett Inc ........................ 14,389 1,254,865
Hovnanian Enterprises Inc
(1)
............. 1,080 153,274
Las Vegas Sands Corp ................. 26,029 1,151,783
Leggett & Platt Inc ................... 26,366 302,154
Lennar Corp ....................... 67,128 10,060,473
Lululemon Athletica Inc
(1)
............... 6,843 2,044,004
Meritage Homes Corp ................. 5,355 866,707
Mohawk Industries Inc
(1)
............... 37,773 4,290,635
NVR Inc
(1)
......................... 118 895,450
ONE Group Hospitality Inc/The
(1)
.......... 4,708 20,009
O'Reilly Automotive Inc
(1)
............... 4,440 4,688,906
PVH Corp ......................... 4,865 515,058
Ross Stores Inc ..................... 61,957 9,003,591
Texas Roadhouse Inc ................. 5,462 937,880
TJX Cos Inc/The ..................... 119,599 13,167,850
Ulta Beauty Inc
(1)
.................... 1,802 695,338
Valvoline Inc
(1)
...................... 10,354 447,293
87,747,055
Consumer Staples — 1.7%
Andersons Inc/The ................... 959 47,566
Bunge Global SA .................... 42,692 4,558,225
Cal-Maine Foods Inc .................. 2,244 137,131
Casey's General Stores Inc ............. 3,998 1,525,477
Kroger Co/The ...................... 74,004 3,695,020
PriceSmart Inc ...................... 493 40,032
Target Corp ........................ 24,774 3,667,543
Walmart Inc ....................... 21,302 1,442,358
15,113,352
Muirfield Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Energy — 1.1%
Berry Corp ........................ 4,345 28,069
Civitas Resources Inc ................. 5,455 376,395
ConocoPhillips ...................... 4,010 458,664
Devon Energy Corp ................... 3,717 176,186
Diamondback Energy Inc ............... 18,671 3,737,748
EOG Resources Inc ................... 24,105 3,034,096
Exxon Mobil Corp .................... 9,804 1,128,636
Scorpio Tankers Inc .................. 1,852 150,549
Teekay Corp
(1)
...................... 3,592 32,220
9,122,563
Financials — 11.3%
Ally Financial Inc .................... 78,808 3,126,313
Ameriprise Financial Inc ............... 22,685 9,690,805
Associated Banc-Corp ................. 1,722 36,420
Banco Latinoamericano de Comercio Exterior SA 969 28,750
Bank of New York Mellon Corp/The ........ 123,043 7,369,045
Berkshire Hathaway Inc
(1)
.............. 154,421 62,818,463
Block Inc
(1)
........................ 18,485 1,192,098
Commerce Bancshares Inc/MO ........... 12,959 722,853
Cullen/Frost Bankers Inc ............... 13,263 1,347,919
Fifth Third Bancorp ................... 4,791 174,824
First American Financial Corp ............ 6,698 361,357
Hanmi Financial Corp ................. 1,894 31,668
Medley Management Inc
(1) (2)
............. 235 0
NerdWallet Inc
(1)
..................... 6,004 87,658
Northern Trust Corp .................. 54,193 4,551,128
Popular Inc ........................ 547 48,371
PROG Holdings Inc ................... 3,633 125,992
State Street Corp .................... 88,513 6,549,962
WaFd Inc ......................... 2,825 80,739
98,344,365
Health Care — 11.3%
AbbVie Inc ........................ 57,224 9,815,061
Amgen Inc ........................ 28,387 8,869,518
Bristol-Myers Squibb Co ............... 10,283 427,053
Cardinal Health Inc ................... 14,488 1,424,460
Centene Corp
(1)
..................... 28,637 1,898,633
Elevance Health Inc .................. 26,168 14,179,392
Eli Lilly & Co ....................... 17,124 15,503,727
Encompass Health Corp ............... 23,100 1,981,749
Gilead Sciences Inc .................. 80,640 5,532,710
HCA Healthcare Inc ................... 3,963 1,273,233
Johnson & Johnson .................. 115,348 16,859,264

2024 Semi-Annual Report | June 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2024 (unaudited)
Muirfield Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Merck & Co Inc ..................... 130,586 16,166,547
Organon & Co ...................... 6,786 140,470
Universal Health Services Inc ............ 3,661 677,029
Viatris Inc ......................... 12,586 133,789
West Pharmaceutical Services Inc ......... 82 27,010
Zoetis Inc ......................... 16,770 2,907,247
97,816,892
Industrials — 4.8%
A O Smith Corp ..................... 21,051 1,721,551
Alaska Air Group Inc
(1)
................. 18,588 750,955
Allegion plc ........................ 11,664 1,378,101
Applied Industrial Technologies Inc ........ 2,496 484,224
Boise Cascade Co ................... 11,244 1,340,510
Broadridge Financial Solutions Inc ......... 21,799 4,294,403
BWX Technologies Inc ................. 13,169 1,251,055
Delta Air Lines Inc ................... 51,328 2,435,000
EMCOR Group Inc .................... 10,720 3,913,658
Encore Wire Corp .................... 3,749 1,086,573
FedEx Corp ........................ 515 154,418
Graco Inc ......................... 24,612 1,951,239
Huntington Ingalls Industries Inc .......... 10,928 2,691,894
Johnson Controls International plc ......... 9,468 629,338
Kirby Corp
(1)
....................... 5,762 689,884
Leidos Holdings Inc .................. 42,206 6,157,011
Matson Inc ........................ 2,988 391,338
MSC Industrial Direct Co Inc ............. 42,990 3,409,537
Owens Corning ..................... 8,479 1,472,972
Ryder System Inc .................... 5,902 731,140
Sterling Infrastructure Inc
(1)
............. 1,749 206,977
UFP Industries Inc ................... 3,947 442,064
United Airlines Holdings Inc
(1)
............ 72,083 3,507,559
Vertiv Holdings Co ................... 2,553 221,013
Waste Management Inc ................ 3,545 756,290
42,068,704
Information Technology — 24.8%
Advanced Micro Devices Inc
(1)
........... 13,873 2,250,339
Amkor Technology Inc ................. 6,316 252,766
Analog Devices Inc ................... 66,305 15,134,779
Apple Inc ......................... 107,490 22,639,544
Applied Materials Inc ................. 22,723 5,362,401
Broadcom Inc ...................... 5,498 8,827,204
Cirrus Logic Inc
(1)
.................... 9,400 1,200,004
Consensus Cloud Solutions Inc
(1)
.......... 4,103 70,490
Enphase Energy Inc
(1)
................. 12,110 1,207,488
Muirfield Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
First Solar Inc
(1)
..................... 5,632 1,269,791
GLOBALFOUNDRIES Inc
(1)
............... 3,493 176,606
Ichor Holdings Ltd
(1)
.................. 2,914 112,335
Intel Corp ......................... 85,671 2,653,231
Jabil Inc .......................... 4,837 526,217
KLA Corp ......................... 675 556,544
Lattice Semiconductor Corp
(1)
............ 2,431 140,974
Marvell Technology Inc ................ 5,248 366,835
Microchip Technology Inc .............. 34,845 3,188,318
Micron Technology Inc ................ 9,585 1,260,715
Microsoft Corp ...................... 114,594 51,217,788
NVIDIA Corp ....................... 322,310 39,818,177
ON Semiconductor Corp
(1)
.............. 10,800 740,340
Oracle Corp ........................ 38,134 5,384,521
Palantir Technologies Inc
(1)
.............. 20,950 530,664
Photronics Inc
(1)
..................... 16,119 397,656
Qorvo Inc
(1)
........................ 4,954 574,862
QUALCOMM Inc ..................... 80,485 16,031,002
Sapiens International Corp NV ........... 881 29,892
Skyworks Solutions Inc ................ 65,238 6,953,066
Smartsheet Inc
(1)
.................... 14,686 647,359
TD SYNNEX Corp .................... 9,115 1,051,871
Teradyne Inc ....................... 15,513 2,300,423
Texas Instruments Inc ................. 115,549 22,477,747
Ultra Clean Holdings Inc
(1)
.............. 852 41,748
215,393,697
Materials — 0.3%
Ball Corp ......................... 10,596 635,972
Clearwater Paper Corp
(1)
............... 1,327 64,320
RPM International Inc ................. 5,230 563,166
Sylvamo Corp ...................... 14,284 979,882
Warrior Met Coal Inc .................. 1,708 107,211
2,350,551
Utilities — 0.2%
Clearway Energy Inc .................. 2,062 50,911
Ormat Technologies Inc ................ 7,194 515,810
Vistra Corp ........................ 8,137 699,619
1,266,340
Total Common Stocks (United States)
(Cost $ 505,151,081 ) ................ 626,873,243

2024 Semi-Annual Report | June 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2024 (unaudited)
Muirfield Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Preferred Stock (United States) — 0 .0%
WESCO International Inc Series A Variable Pfd,
9.7% .......................... 2,612 67,729
Total Preferred Stock (United States)
(Cost $ 65,288 ) .................... 67,729
Warrants (United States) — 0 .0%
Chaparral Energy Inc A Warrants ,
Expiration Date 10/14/2024
(1) (2)
......... 7 0
Chaparral Energy Inc B Warrants ,
Expiration Date 10/14/2025
(1) (2)
......... 7 0
Chord Energy Corp ,
Expiration Date 11/19/2024
(1) (2)
......... 23 0
Civitas Resources Inc ,
Expiration Date 1/20/2025
(1) (2)
.......... 57 0
Civitas Resources Inc ,
Expiration Date 1/20/2026
(1) (2)
.......... 28 0
Total Warrants (United States)
(Cost $ 7,167 ) ..................... 0
Money Market Registered Investment Companies — 26 .3%
Meeder Institutional Prime Money Market Fund ,
5.27%
(3)
........................ 228,608,173 228,631,034
Total Money Market Registered Investment
Companies
(Cost $ 228,512,594 ) ................ 228,631,034
Total Investments — 98 .5%
(Cost $ 733,736,130 ) ................ 855,572,006
Other Assets less Liabilities — 1 .5% ....... 13,233,918
Total Net Assets — 100 .0% ............. 868,805,924
Trustee Deferred Compensation
(4)
Meeder Balanced Fund - Retail Class ....... 6,090 83,738
Meeder Conservative Allocation Fund - Retail
Class .......................... 1,852 42,226
Meeder Dynamic Allocation Fund - Retail Class 15,871 237,589
Meeder Muirfield Fund - Retail Class ....... 12,364 126,607
Total Trustee Deferred Compensation
(Cost $ 390,512 ) ................... 490,160
Muirfield Fund
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
Sept 2024 ......... 693 9/20/24 81,191,880 (191,992)
Mini MSCI Emg Mkt Futures
- Sept 2024 ........ 390 9/20/24 21,219,900 (173,403)
Russell 2000 Futures Mini
September 2024 ..... 660 9/20/24 68,145,000 603,064
S&P 500 Mini Futures
September 2024 ..... 7 9/20/24 1,932,525 (559)
S&P Mid Cap Futures EMini
September 2024 ..... 94 9/20/24 27,806,140 64,409
Total Futures Contracts .. 1,844 200,295,445 301,519
(1) Represents non-income producing securities.
(2) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2024.
(4) Assets of affiliates to the Muirfield Fund held for the benefit of the Fund’s
Trustees in connection with the Trustee Deferred Compensation Plan.

2024 Semi-Annual Report | June 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2024 (unaudited)
Spectrum Fund
Long Positions
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 89 .7%
Communication Services — 5.9%
Alphabet Inc ....................... 30,258 5,549,922
Alphabet Inc ....................... 7,045 1,283,247
AMC Networks Inc
(1)
.................. 2,109 20,373
AT&T Inc .......................... 2,806 53,623
ATN International Inc .................. 5,723 130,484
Bumble Inc
(1)
....................... 7,808 82,062
EverQuote Inc
(1)
..................... 3,642 75,972
Meta Platforms Inc ................... 7,933 3,999,977
Netflix Inc
(1)
........................ 1,588 1,071,709
Telephone and Data Systems Inc ......... 3,770 78,152
Townsquare Media Inc ................ 5,189 56,871
TripAdvisor Inc
(1)
..................... 2,205 39,271
Yelp Inc
(1)
......................... 690 25,496
Ziff Davis Inc
(1)
...................... 2,411 132,726
12,599,885
Consumer Discretionary — 13.2%
Aaron's Co Inc/The ................... 2,050 20,459
Abercrombie & Fitch Co
(1)
............... 1,044 185,665
Adient PLC
(1)
....................... 259 6,400
Amazon.com Inc
(1)
................... 26,022 5,028,751
Best Buy Co Inc ..................... 4,074 343,397
Beyond Inc
(1)
....................... 5,749 75,197
Big Lots Inc
(1)
....................... 3,156 5,460
BJ's Restaurants Inc
(1)
................. 1,155 40,078
Burlington Stores Inc
(1)
................ 3,481 835,440
Crocs Inc
(1)
........................ 3,469 506,266
DR Horton Inc ...................... 8,665 1,221,158
eBay Inc .......................... 17,638 947,513
Ethan Allen Interiors Inc ................ 5,080 141,681
Everi Holdings Inc
(1)
.................. 14,071 118,196
Five Below Inc
(1)
..................... 3,446 375,511
Frontdoor Inc
(1)
...................... 1,128 38,115
Garmin Ltd ........................ 8,288 1,350,281
Genesco Inc
(1)
...................... 4,352 112,543
Helen of Troy Ltd
(1)
................... 3,572 331,267
Hibbett Inc ........................ 2,049 178,693
Home Depot Inc/The .................. 8,084 2,782,836
Hovnanian Enterprises Inc
(1)
............. 63 8,941
Installed Building Products Inc ........... 38 7,816
J Jill Inc .......................... 960 33,571
JAKKS Pacific Inc
(1)
................... 3,331 59,658
La-Z-Boy Inc ....................... 10,301 384,021
Leggett & Platt Inc ................... 30,072 344,625
Lennar Corp ....................... 26,879 4,028,356
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Lovesac Co/The
(1)
.................... 1,923 43,421
Lowe's Cos Inc ..................... 2,495 550,048
Lululemon Athletica Inc
(1)
............... 508 151,740
Meritage Homes Corp ................. 1,468 237,596
Mohawk Industries Inc
(1)
............... 11,557 1,312,760
Monarch Casino & Resort Inc ............ 784 53,414
National Vision Holdings Inc
(1)
............ 2,443 31,979
NVR Inc
(1)
......................... 27 204,891
Ollie's Bargain Outlet Holdings Inc
(1)
........ 323 31,709
Phinia Inc ......................... 1,919 75,532
Potbelly Corp
(1)
...................... 3,100 24,893
PulteGroup Inc ...................... 6,849 754,075
PVH Corp ......................... 410 43,407
Rent the Runway Inc
(1)
................. 1,893 33,260
Ross Stores Inc ..................... 17,154 2,492,819
Sally Beauty Holdings Inc
(1)
............. 10,909 117,054
Sonos Inc
(1)
........................ 12,973 191,481
Strategic Education Inc ................ 322 35,633
Tempur Sealy International Inc ........... 1,892 89,567
Texas Roadhouse Inc ................. 602 103,369
TJX Cos Inc/The ..................... 4,893 538,719
Toll Brothers Inc ..................... 3,563 410,386
TopBuild Corp
(1)
..................... 21 8,091
Ulta Beauty Inc
(1)
.................... 326 125,794
Universal Technical Institute Inc
(1)
......... 1,514 23,815
Upbound Group Inc ................... 1,381 42,397
Urban Outfitters Inc
(1)
................. 1,161 47,659
Valvoline Inc
(1)
...................... 1,618 69,898
Warby Parker Inc
(1)
................... 420 6,745
Whirlpool Corp ...................... 9,965 1,018,423
Worthington Enterprises Inc ............. 840 39,757
Zumiez Inc
(1)
....................... 1,223 23,824
28,446,051
Consumer Staples — 3.0%
Andersons Inc/The ................... 959 47,566
Casey's General Stores Inc ............. 59 22,512
Costco Wholesale Corp ................ 3,175 2,698,718
Kroger Co/The ...................... 11,788 588,575
Target Corp ........................ 4,892 724,212
Walgreens Boots Alliance Inc ............ 20,093 243,025
Walmart Inc ....................... 28,960 1,960,882
6,285,490
Energy — 6.3%
Berry Corp ........................ 842 5,439

2024 Semi-Annual Report | June 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2024 (unaudited)
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Cheniere Energy Inc .................. 4,310 753,517
Chevron Corp ...................... 10,685 1,671,348
ConocoPhillips ...................... 4,387 501,785
Diamondback Energy Inc ............... 6,342 1,269,605
DMC Global Inc
(1)
.................... 1,704 24,572
DT Midstream Inc .................... 8,241 585,358
EOG Resources Inc ................... 5,811 731,431
Exxon Mobil Corp .................... 41,135 4,735,461
FLEX LNG Ltd ...................... 1,387 37,504
Kinder Morgan Inc ................... 21,246 422,158
KLX Energy Services Holdings Inc
(1)
........ 1,247 6,173
Matador Resources Co ................ 2,029 120,928
ONEOK Inc ........................ 6,551 534,234
Par Pacific Holdings Inc
(1)
............... 1,710 43,178
Scorpio Tankers Inc .................. 438 35,605
SilverBow Resources Inc
(1)
.............. 3,542 133,994
Teekay Corp
(1)
...................... 1,555 13,948
Valero Energy Corp ................... 5,401 846,661
Williams Cos Inc/The ................. 20,880 887,400
13,360,299
Financials — 12.7%
Ally Financial Inc .................... 19,445 771,383
American Express Co ................. 1,593 368,859
American International Group Inc ......... 531 39,421
Artisan Partners Asset Management Inc ..... 2,539 104,785
Associated Banc-Corp ................. 6,500 137,475
Bank of New York Mellon Corp/The ........ 8,973 537,393
Bank of NT Butterfield & Son Ltd/The ....... 1,607 56,438
BankUnited Inc ..................... 2,528 73,995
Berkshire Hathaway Inc
(1)
.............. 22,287 9,066,352
Berkshire Hills Bancorp Inc ............. 4,545 103,626
Block Inc
(1)
........................ 10,826 698,169
Bread Financial Holdings Inc ............ 3,024 134,749
C&F Financial Corp ................... 163 7,857
Capital One Financial Corp .............. 6,090 843,160
Chubb Ltd ......................... 266 67,851
Citizens Financial Group Inc ............. 18,466 665,330
Cohen & Steers Inc ................... 2,220 161,083
Commerce Bancshares Inc/MO ........... 6,086 339,477
Compass Diversified Holdings ........... 850 18,606
Cullen/Frost Bankers Inc ............... 3,268 332,127
Eagle Bancorp Inc ................... 4,685 88,547
Encore Capital Group Inc
(1)
.............. 780 32,549
Enova International Inc
(1)
............... 347 21,601
Equity Bancshares Inc ................. 488 17,178
Esquire Financial Holdings Inc ........... 1,249 59,452
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Essent Group Ltd .................... 2,896 162,726
Euronet Worldwide Inc
(1)
............... 4,149 429,422
First American Financial Corp ............ 7,692 414,983
First Financial Bancorp ................ 655 14,554
Fiserv Inc
(1)
........................ 1,107 164,987
Hancock Whitney Corp ................ 1,314 62,849
Heritage Financial Corp/WA ............. 1,713 30,885
Hippo Holdings Inc
(1)
.................. 318 5,466
International Money Express Inc
(1)
......... 5,621 117,142
Investors Title Co .................... 43 7,746
Jack Henry & Associates Inc ............ 2,109 350,136
LendingTree Inc
(1)
.................... 3,347 139,202
Mastercard Inc ..................... 12,868 5,676,847
National Bank Holdings Corp ............ 1,327 51,819
NerdWallet Inc
(1)
..................... 9,401 137,255
Northern Trust Corp .................. 11,952 1,003,729
Northfield Bancorp Inc ................ 1,351 12,807
OceanFirst Financial Corp .............. 3,902 62,003
Origin Bancorp Inc ................... 2,876 91,227
PennyMac Mortgage Investment Trust ...... 1,775 24,406
PNC Financial Services Group Inc/The ...... 895 139,155
PROG Holdings Inc ................... 1,578 54,725
Prosperity Bancshares Inc .............. 1,866 114,087
Renasant Corp ...................... 1,268 38,725
Sandy Spring Bancorp Inc .............. 4,784 116,538
State Street Corp .................... 17,025 1,259,850
Stewart Information Services Corp ........ 1,250 77,600
Synchrony Financial .................. 1,954 92,209
T Rowe Price Group Inc ................ 2,465 284,239
Toast Inc
(1)
........................ 309 7,963
TPG RE Finance Trust Inc ............... 3,105 26,827
TrustCo Bank Corp NY ................. 2,942 84,641
Veritex Holdings Inc .................. 1,165 24,570
WaFd Inc ......................... 40,566 1,159,376
27,188,159
Health Care — 8.4%
AbbVie Inc ........................ 3,088 529,654
Alnylam Pharmaceuticals Inc
(1)
........... 276 67,068
Amgen Inc ........................ 271 84,674
Arrowhead Pharmaceuticals Inc
(1)
......... 3,405 88,496
Avid Bioservices Inc
(1)
................. 5,315 37,949
Biogen Inc
(1)
....................... 1,224 283,748
Bristol-Myers Squibb Co ............... 5,486 227,834
CareDx Inc
(1)
....................... 9,127 141,742
CareMax Inc
(1)
...................... 2,329 6,498
Catalyst Pharmaceuticals Inc
(1)
........... 4,497 69,658

2024 Semi-Annual Report | June 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2024 (unaudited)
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Centene Corp
(1)
..................... 5,447 361,136
Cigna Group/The .................... 2,529 836,011
Edgewise Therapeutics Inc
(1)
............ 1,946 35,047
Elevance Health Inc .................. 2,204 1,194,259
Eli Lilly & Co ....................... 2,112 1,912,163
Emergent BioSolutions Inc
(1)
............. 6,051 41,268
Enliven Therapeutics Inc
(1)
.............. 447 10,446
Fulgent Genetics Inc
(1)
................. 1,658 32,530
Gilead Sciences Inc .................. 4,847 332,553
Hims & Hers Health Inc
(1)
............... 7,588 153,202
Inogen Inc
(1)
........................ 3,679 29,910
Inozyme Pharma Inc
(1)
................. 15,210 67,837
iRadimed Corp ...................... 453 19,905
Johnson & Johnson .................. 19,571 2,860,497
Joint Corp/The
(1)
..................... 1,026 14,426
Kodiak Sciences Inc
(1)
................. 15,137 35,572
Labcorp Holdings Inc ................. 1,551 315,644
MannKind Corp
(1)
.................... 10,472 54,664
McKesson Corp ..................... 4,092 2,389,892
Merck & Co Inc ..................... 11,624 1,439,051
Mesa Laboratories Inc ................. 116 10,065
Molina Healthcare Inc
(1)
................ 587 174,515
Monte Rosa Therapeutics Inc
(1)
........... 10,050 37,587
Myriad Genetics Inc
(1)
................. 715 17,489
Nkarta Inc
(1)
........................ 4,465 26,388
Novocure Ltd
(1)
...................... 4,721 80,871
Nurix Therapeutics Inc
(1)
............... 931 19,430
Organon & Co ...................... 1,563 32,354
Owens & Minor Inc
(1)
.................. 955 12,892
Patterson Cos Inc .................... 1,865 44,984
Premier Inc ........................ 2,502 46,712
Quest Diagnostics Inc ................. 1,621 221,882
Sagimet Biosciences Inc
(1)
.............. 5,591 19,121
Sarepta Therapeutics Inc
(1)
.............. 493 77,894
Savara Inc
(1)
....................... 2,119 8,540
Semler Scientific Inc
(1)
................. 1,961 67,458
Supernus Pharmaceuticals Inc
(1)
.......... 1,774 47,454
Sutro Biopharma Inc
(1)
................. 2,822 8,268
Tandem Diabetes Care Inc
(1)
............. 6,637 267,405
Terns Pharmaceuticals Inc
(1)
............. 772 5,257
UnitedHealth Group Inc ................ 4,453 2,267,735
Universal Health Services Inc ............ 26 4,808
Vanda Pharmaceuticals Inc
(1)
............ 6,852 38,714
Viatris Inc ......................... 664 7,058
Viking Therapeutics Inc
(1)
............... 768 40,712
West Pharmaceutical Services Inc ......... 197 64,890
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Zoetis Inc ......................... 3,497 606,240
17,930,057
Industrials — 9.9%
A O Smith Corp ..................... 8,992 735,366
AECOM ........................... 16,608 1,463,829
Air Transport Services Group Inc
(1)
......... 3,273 45,397
Alaska Air Group Inc
(1)
................. 13,369 540,108
Allegiant Travel Co ................... 6,184 310,622
Allegion plc ........................ 699 82,587
American Woodmark Corp
(1)
............. 3,672 288,619
Applied Industrial Technologies Inc ........ 130 25,220
Arcosa Inc ........................ 372 31,029
Armstrong World Industries Inc ........... 377 42,691
Asure Software Inc
(1)
.................. 2,241 18,824
Blue Bird Corp
(1)
..................... 1,499 80,721
BlueLinx Holdings Inc
(1)
................ 756 70,376
Boise Cascade Co ................... 2,911 347,049
Broadridge Financial Solutions Inc ......... 2,575 507,275
BWX Technologies Inc ................. 1,811 172,045
Delta Air Lines Inc ................... 11,055 524,449
Driven Brands Holdings Inc
(1)
............ 27,688 352,468
EMCOR Group Inc .................... 1,800 657,144
Fastenal Co ........................ 27,043 1,699,382
Ferguson PLC ...................... 7,647 1,480,842
Genco Shipping & Trading Ltd ............ 989 21,076
Generac Holdings Inc
(1)
................ 1,576 208,379
Graco Inc ......................... 5,439 431,204
Greenbrier Cos Inc/The ................ 1,360 67,388
H&E Equipment Services Inc ............ 1,461 64,532
Heidrick & Struggles International Inc ...... 1,829 57,760
Hudson Technologies Inc
(1)
.............. 2,565 22,546
IBEX Holdings Ltd
(1)
................... 2,348 37,991
Johnson Controls International plc ......... 788 52,378
Karat Packaging Inc .................. 287 8,489
Kelly Services Inc .................... 2,394 51,256
Kirby Corp
(1)
....................... 13,037 1,560,920
Landstar System Inc .................. 728 134,301
Leidos Holdings Inc .................. 2,045 298,325
Limbach Holdings Inc
(1)
................ 2,702 153,825
Masco Corp ....................... 676 45,069
MasTec Inc
(1)
....................... 53 5,670
Matson Inc ........................ 2,292 300,183
MDU Resources Group Inc .............. 53,003 1,330,375
MSC Industrial Direct Co Inc ............. 9,056 718,231
Norfolk Southern Corp ................. 4,022 863,483
Owens Corning ..................... 2,183 379,231

2024 Semi-Annual Report | June 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2024 (unaudited)
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Paycom Software Inc ................. 4,162 595,332
Powell Industries Inc .................. 53 7,600
Proto Labs Inc
(1)
..................... 2,592 80,067
Quanta Services Inc .................. 265 67,334
Southwest Airlines Co ................. 4,159 118,989
Sterling Infrastructure Inc
(1)
............. 321 37,987
Sun Country Airlines Holdings Inc
(1)
........ 9,883 124,130
Thermon Group Holdings Inc
(1)
........... 1,939 59,644
Trane Technologies PLC ................ 168 55,260
UFP Industries Inc ................... 3,963 443,856
Union Pacific Corp ................... 5,897 1,334,255
United Airlines Holdings Inc
(1)
............ 11,575 563,240
Valmont Industries Inc ................. 287 78,767
Waste Management Inc ................ 3,091 659,434
WESCO International Inc ............... 1,620 256,802
WW Grainger Inc .................... 844 761,491
21,532,843
Information Technology — 26.2%
A10 Networks Inc .................... 9,905 137,184
Advanced Micro Devices Inc
(1)
........... 4,255 690,204
Ambarella Inc
(1)
..................... 483 26,058
American Software Inc/GA .............. 6,568 59,966
Amkor Technology Inc ................. 1,710 68,434
Analog Devices Inc ................... 14,112 3,221,205
Apple Inc ......................... 34,526 7,271,866
Applied Materials Inc ................. 7,795 1,839,542
Arlo Technologies Inc
(1)
................ 4,784 62,383
Axcelis Technologies Inc
(1)
.............. 483 68,678
Broadcom Inc ...................... 1,416 2,273,430
Calix Inc
(1)
......................... 6,434 227,957
CEVA Inc
(1)
......................... 956 18,441
CommVault Systems Inc
(1)
.............. 827 100,538
Consensus Cloud Solutions Inc
(1)
.......... 14,856 255,226
CS Disco Inc
(1)
...................... 6,253 37,268
Digital Turbine Inc
(1)
.................. 4,282 7,108
Dolby Laboratories Inc ................ 466 36,921
Enphase Energy Inc
(1)
................. 4,935 492,069
EPAM Systems Inc
(1)
.................. 1,352 254,325
First Solar Inc
(1)
..................... 2,885 650,452
HubSpot Inc
(1)
...................... 134 79,032
Ichor Holdings Ltd
(1)
.................. 952 36,700
Intel Corp ......................... 17,050 528,038
Intuit Inc .......................... 3,090 2,030,779
KLA Corp ......................... 2,259 1,862,568
Marathon Digital Holdings Inc
(1)
........... 11,215 222,618
Marvell Technology Inc ................ 245 17,125
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Maxeon Solar Technologies Ltd
(1)
.......... 12,825 10,940
Microchip Technology Inc .............. 7,920 724,680
Micron Technology Inc ................ 1,279 168,227
Microsoft Corp ...................... 24,146 10,792,055
MKS Instruments Inc ................. 326 42,569
NetScout Systems Inc
(1)
................ 2,086 38,153
Nutanix Inc
(1)
....................... 4,967 282,374
NVIDIA Corp ....................... 66,640 8,232,706
ON Semiconductor Corp
(1)
.............. 6,497 445,369
OneSpan Inc
(1)
...................... 12,983 166,442
Oracle Corp ........................ 4,897 691,456
Palantir Technologies Inc
(1)
.............. 13,470 341,195
Photronics Inc
(1)
..................... 4,672 115,258
Qorvo Inc
(1)
........................ 1,308 151,780
QUALCOMM Inc ..................... 14,327 2,853,652
Rambus Inc
(1)
....................... 2,716 159,592
Silicon Laboratories Inc
(1)
............... 1,069 118,263
Skyworks Solutions Inc ................ 13,512 1,440,109
SMART Global Holdings Inc
(1)
............ 740 16,924
Smartsheet Inc
(1)
.................... 19,285 850,083
Teradyne Inc ....................... 2,875 426,334
Texas Instruments Inc ................. 24,717 4,808,198
Twilio Inc
(1)
........................ 7,444 422,894
55,875,368
Materials — 0.9%
Ball Corp ......................... 2,964 177,899
Clearwater Paper Corp
(1)
............... 3,492 169,257
Core Molding Technologies Inc
(1)
.......... 1,201 19,144
Kaiser Aluminum Corp ................. 722 63,464
Louisiana-Pacific Corp ................ 3,593 295,812
Orion SA .......................... 12,241 268,567
PPG Industries Inc ................... 1,112 139,990
Sylvamo Corp ...................... 2,550 174,930
Trinseo PLC ........................ 16,116 37,228
Vulcan Materials Co .................. 2,653 659,748
2,006,039
Real Estate — 1.4%
BRT Apartments Corp ................. 1,608 28,092
CBL & Associates Properties Inc .......... 4,868 113,814
Chatham Lodging Trust ................ 5,401 46,016
City Office REIT Inc ................... 7,005 34,885
Compass Inc
(1)
...................... 1,264 4,550
CoStar Group Inc
(1)
................... 8,261 612,471
Cousins Properties Inc ................ 10,060 232,889

2024 Semi-Annual Report | June 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2024 (unaudited)
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Easterly Government Properties Inc ........ 19,905 246,225
eXp World Holdings Inc ................ 2,581 29,127
Forestar Group Inc
(1)
.................. 4,622 147,858
Office Properties Income Trust ........... 2,881 5,877
Orion Office REIT Inc .................. 39,876 143,155
Peakstone Realty Trust ................ 481 5,099
Piedmont Office Realty Trust Inc .......... 10,475 75,944
Plymouth Industrial REIT Inc ............. 50,417 1,077,915
RE/MAX Holdings Inc ................. 18,943 153,438
Retail Opportunity Investments Corp ....... 6,557 81,503
RMR Group Inc/The .................. 2,677 60,500
Xenia Hotels & Resorts Inc .............. 1,744 24,992
3,124,350
Utilities — 1.8%
AES Corp/The ...................... 25,540 448,738
ALLETE Inc ........................ 2,730 170,215
Brookfield Renewable Corp ............. 10,278 291,690
Clearway Energy Inc .................. 28,678 708,060
Entergy Corp ....................... 12,687 1,357,509
Montauk Renewables Inc
(1)
.............. 2,484 14,159
Ormat Technologies Inc ................ 7,661 549,294
Xcel Energy Inc ..................... 3,163 168,936
3,708,601
Total Common Stocks – Long (United States)
(Cost $ 158,402,711 ) ................ 192,057,142
Preferred Stock (United States) — 0 .0%
WESCO International Inc Series A Variable Pfd,
9.7% .......................... 198 5,134
Total Preferred Stock – Long (United States)
(Cost $ 4,949 ) ..................... 5,134
Warrants (United States) — 0 .0%
Chaparral Energy Inc A Warrants ,
Expiration Date 10/14/2024
(1) (2)
......... 1 0
Chaparral Energy Inc B Warrants ,
Expiration Date 10/14/2025
(1) (2)
......... 1 0
Chord Energy Corp ,
Expiration Date 11/19/2024
(1) (2)
......... 7 0
Civitas Resources Inc ,
Expiration Date 1/20/2025
(1) (2)
.......... 13 0
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Warrants (United States) — continued
Civitas Resources Inc ,
Expiration Date 1/20/2026
(1) (2)
.......... 6 0
Total Warrants – Long (United States)
(Cost $ 2,181 ) ..................... 0
Registered Investment Companies — 4 .4%
U.S. Fixed Income — 4.4%
iShares Short Treasury Bond ETF
(3)
........ 84,445 9,331,172
9,331,172
Total Registered Investment Companies – Long
(Cost $ 9,313,221 ) .................. 9,331,172
Money Market Registered Investment Companies — 2 .7%
Meeder Institutional Prime Money Market Fund ,
5.27%
(4)
........................ 5,657,265 5,657,831
Total Money Market Registered Investment
Companies – Long
(Cost $ 5,657,345 ) .................. 5,657,831
Short Positions
Common Stocks (United States) — - 21 .1%
Communication Services — -0.2%
EchoStar Corp
(1)
..................... (12,809) (228,128)
Gogo Inc
(1)
......................... (25,507) (245,377)
TechTarget Inc
(1)
..................... (602) (18,764)
(492,269)
Consumer Discretionary — -3.6%
America's Car-Mart Inc/TX
(1)
............. (2,595) (156,245)
Birkenstock Holding Plc
(1)
............... (1,728) (94,020)
Booking Holdings Inc ................. (284) (1,125,066)
Bowlero Corp ...................... (6,226) (90,215)
Camping World Holdings Inc ............. (5,811) (103,784)
Choice Hotels International Inc ........... (3,822) (454,818)
Duolingo Inc
(1)
...................... (3,317) (692,158)
Empire Resorts Inc C
(1) (2)
............... (245) 0
Fox Factory Holding Corp
(1)
.............. (4,886) (235,456)
Hilton Grand Vacations Inc
(1)
............. (27,736) (1,121,366)
LGI Homes Inc
(1)
..................... (11,044) (988,328)
Lithia Motors Inc .................... (2,716) (685,654)
MarineMax Inc
(1)
..................... (1,654) (53,540)
Marriott International Inc/MD ............ (1,723) (416,570)
Penn Entertainment Inc
(1)
............... (8,485) (164,227)
PlayAGS Inc
(1)
...................... (785) (9,028)
Pool Corp ......................... (3,281) (1,008,350)

2024 Semi-Annual Report | June 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2024 (unaudited)
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Rivian Automotive Inc
(1)
................ (4,994) (67,019)
Rush Street Interactive Inc
(1)
............. (9,175) (87,988)
Tesla Inc
(1)
......................... (2,491) (492,919)
Vizio Holding Corp
(1)
.................. (4,851) (52,391)
(8,099,142)
Consumer Staples — -1.9%
Celsius Holdings Inc
(1)
................. (4,353) (248,513)
Chefs' Warehouse Inc/The
(1)
............. (3,979) (155,619)
elf Beauty Inc
(1)
..................... (3,942) (830,658)
MGP Ingredients Inc .................. (13,692) (1,018,685)
Monster Beverage Corp
(1)
............... (10,980) (548,451)
United Natural Foods Inc
(1)
.............. (6,475) (84,823)
WD-40 Co ......................... (4,930) (1,082,825)
Westrock Coffee Co
(1)
................. (3,200) (32,736)
(4,002,310)
Energy — -0.2%
Core Laboratories Inc ................. (3,893) (78,989)
Energy Fuels Inc/Canada
(1)
.............. (4,457) (27,009)
NextDecade Corp
(1)
................... (19,996) (158,768)
Uranium Energy Corp
(1)
................ (28,380) (170,564)
(435,330)
Financials — -2.1%
Brookfield Asset Management Ltd ......... (8,309) (316,157)
Coinbase Global Inc
(1)
................. (1,194) (265,343)
Columbia Financial Inc
(1)
............... (8,505) (127,320)
Dynex Capital Inc .................... (93,483) (1,116,187)
KKR Real Estate Finance Trust Inc ......... (7,682) (69,522)
NU Holdings Ltd/Cayman Islands
(1)
........ (12,317) (158,766)
Patria Investments Ltd ................ (70,406) (849,096)
PJT Partners Inc ..................... (10,485) (1,131,436)
Remitly Global Inc
(1)
.................. (15,169) (183,848)
ServisFirst Bancshares Inc .............. (5,570) (351,968)
Upstart Holdings Inc
(1)
................. (4,250) (100,258)
(4,669,901)
Health Care — -1.4%
Agios Pharmaceuticals Inc
(1)
............. (769) (33,159)
Artivion Inc
(1)
....................... (5,697) (146,128)
Azenta Inc
(1)
....................... (6,891) (362,604)
Fortrea Holdings Inc
(1)
................. (7,077) (165,177)
Kiniksa Pharmaceuticals International Plc .... (14,544) (271,537)
Mirum Pharmaceuticals Inc
(1)
............ (5,754) (196,729)
NeoGenomics Inc
(1)
................... (1,645) (22,816)
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
OrthoPediatrics Corp
(1)
................. (232) (6,672)
Rhythm Pharmaceuticals Inc
(1)
........... (4,954) (203,411)
Solventum Corp
(1)
.................... (21,544) (1,139,247)
Tarsus Pharmaceuticals Inc
(1)
............ (1,412) (38,378)
TG Therapeutics Inc
(1)
................. (3,472) (61,767)
Theravance Biopharma Inc
(1)
............ (2,011) (17,053)
TransMedics Group Inc
(1)
............... (3,127) (470,989)
Veracyte Inc
(1)
...................... (2,314) (50,144)
(3,185,811)
Industrials — -4.1%
ACV Auctions Inc
(1)
................... (21,295) (388,634)
Ameresco Inc
(1)
..................... (2,783) (80,178)
Atmus Filtration Technologies Inc
(1)
........ (34,316) (987,614)
Carrier Global Corp ................... (17,900) (1,129,132)
Dayforce Inc
(1)
...................... (19,454) (964,918)
Energy Recovery Inc
(1)
................. (7,747) (102,958)
Exponent Inc ....................... (1,502) (142,870)
Forward Air Corp .................... (2,289) (43,583)
Hayward Holdings Inc
(1)
................ (83,074) (1,021,810)
Honeywell International Inc ............. (5,154) (1,100,585)
Mercury Systems Inc
(1)
................ (19,902) (537,155)
NV5 Global Inc
(1)
..................... (4,853) (451,183)
Parsons Corp
(1)
...................... (14,208) (1,162,356)
Spirit AeroSystems Holdings Inc
(1)
......... (1,599) (52,559)
SPX Technologies Inc
(1)
................ (2,832) (402,540)
U-Haul Holding Co
(1)
.................. (10,215) (630,572)
(9,198,647)
Information Technology — -2.1%
Aviat Networks Inc
(1)
.................. (5,092) (146,089)
Braze Inc
(1)
........................ (15,489) (601,593)
C3.ai Inc
(1)
......................... (8,188) (237,124)
Clearfield Inc
(1)
...................... (7,662) (295,447)
Confluent Inc
(1)
...................... (37,288) (1,101,115)
Couchbase Inc
(1)
..................... (7,956) (145,277)
Intevac Inc
(1)
....................... (1,548) (5,975)
Knowles Corp
(1)
..................... (14,316) (247,094)
MicroStrategy Inc
(1)
................... (227) (312,688)
NextNav Inc
(1)
...................... (1,299) (10,535)
PAR Technology Corp
(1)
................ (5,158) (242,890)
Perficient Inc
(1)
...................... (1,033) (77,258)
Qualys Inc
(1)
........................ (8,064) (1,149,926)
Sprout Social Inc
(1)
................... (8,512) (303,708)
Turtle Beach Corp
(1)
.................. (2,247) (32,222)

2024 Semi-Annual Report | June 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2024 (unaudited)
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Western Digital Corp
(1)
................. (233) (17,654)
(4,926,595)
Materials — -1.7%
Albemarle Corp ..................... (9,166) (875,536)
Alcoa Corp ........................ (15,742) (626,217)
American Vanguard Corp ............... (1,309) (11,257)
FMC Corp ......................... (19,558) (1,125,563)
Summit Materials Inc
(1)
................ (30,958) (1,133,372)
TriMas Corp ....................... (335) (8,563)
(3,780,508)
Real Estate — -3.1%
Apartment Investment and Management Co
(1)
. (3,702) (30,690)
Extra Space Storage Inc ............... (6,999) (1,087,715)
First Industrial Realty Trust Inc ........... (2,291) (108,845)
Getty Realty Corp .................... (38,568) (1,028,223)
Howard Hughes Holdings Inc
(1)
........... (17,237) (1,117,302)
NETSTREIT Corp .................... (66,466) (1,070,103)
Realty Income Corp .................. (10,701) (565,227)
Rexford Industrial Realty Inc ............. (24,898) (1,110,202)
Safehold Inc ....................... (4,553) (87,827)
Veris Residential Inc .................. (32,099) (481,485)
(6,687,619)
Utilities — -0.7%
Brookfield Infrastructure Corp ............ (13,682) (460,536)
Chesapeake Utilities Corp .............. (7,778) (826,024)
Hawaiian Electric Industries Inc .......... (13,882) (125,216)
Pure Cycle Corp
(1)
.................... (824) (7,869)
(1,419,645)
Total Common Stocks – Short – - 21 .1% (United
States)
(Proceeds Received $ (48,618,132) ) ...... (46,897,777)
Total Investments — Long — 96 .8%
(Cost $ 173,380,407 ) ................ 207,051,279
Other Assets less Liabilities — 24 .3% ...... 51,525,121
Total Net Assets — 100 .0% ............. 211,678,623
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Trustee Deferred Compensation
(5)
Meeder Balanced Fund - Retail Class ....... 1,003 13,791
Meeder Conservative Allocation Fund - Retail
Class .......................... 322 7,342
Meeder Dynamic Allocation Fund - Retail Class 2,436 36,467
Meeder Muirfield Fund - Retail Class ....... 3,034 31,068
Total Trustee Deferred Compensation
(Cost $ 74,303 ) .................... 88,668
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
Sept 2024 ......... 168 9/20/24 19,682,880 (46,676)
Mini MSCI Emg Mkt Futures
- Sept 2024 ........ 94 9/20/24 5,114,540 (43,201)
Russell 2000 Futures Mini
September 2024 ..... 195 9/20/24 20,133,750 176,896
S&P 500 Mini Futures
September 2024 ..... (7) 9/20/24 (1,932,525) 9,769
S&P Mid Cap Futures EMini
September 2024 ..... 45 9/20/24 13,311,450 12,352
Total Futures Contracts .. 495 56,310,095 109,140
(1) Represents non-income producing securities.
(2) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(3) Exchange-traded fund.
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2024.
(5) Assets of affiliates to the Spectrum Fund held for the benefit of the Fund’s
Trustees in connection with the Trustee Deferred Compensation Plan.

2024 Semi-Annual Report | June 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2024 (unaudited)
Global Allocation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 30 .7%
Communication Services — 2.8%
Alphabet Inc ....................... 3,328 610,422
Meta Platforms Inc ................... 661 333,289
Netflix Inc
(1)
........................ 69 46,567
Telephone and Data Systems Inc ......... 267 5,535
Verizon Communications Inc ............ 454 18,723
1,014,536
Consumer Discretionary — 4.0%
Amazon.com Inc
(1)
................... 2,975 574,919
Best Buy Co Inc ..................... 355 29,923
Burlington Stores Inc
(1)
................ 100 24,000
Hibbett Inc ........................ 374 32,617
Las Vegas Sands Corp ................. 228 10,089
Leggett & Platt Inc ................... 2,134 24,456
Lennar Corp ....................... 807 120,945
Lululemon Athletica Inc
(1)
............... 96 28,675
Mohawk Industries Inc
(1)
............... 469 53,274
O'Reilly Automotive Inc
(1)
............... 19 20,065
Ross Stores Inc ..................... 1,128 163,921
Texas Roadhouse Inc ................. 127 21,807
TJX Cos Inc/The ..................... 2,810 309,381
Ulta Beauty Inc
(1)
.................... 104 40,130
1,454,202
Consumer Staples — 0.8%
Bunge Global SA .................... 620 66,197
Casey's General Stores Inc ............. 8 3,053
Kroger Co/The ...................... 1,619 80,837
Target Corp ........................ 305 45,152
Walmart Inc ....................... 1,202 81,387
276,626
Energy — 0.7%
Berry Corp ........................ 67 433
Civitas Resources Inc ................. 834 57,546
ConocoPhillips ...................... 367 41,978
Devon Energy Corp ................... 9 427
EOG Resources Inc ................... 382 48,082
Exxon Mobil Corp .................... 732 84,268
Liberty Energy Inc ................... 109 2,277
Matador Resources Co ................ 97 5,781
SilverBow Resources Inc
(1)
.............. 199 7,528
Sitio Royalties Corp .................. 18 425
Global Allocation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Teekay Corp
(1)
...................... 121 1,085
249,830
Financials — 4.6%
Ally Financial Inc .................... 1,123 44,550
American Express Co ................. 57 13,198
Ameriprise Financial Inc ............... 156 66,642
Bank of New York Mellon Corp/The ........ 1,946 116,546
Berkshire Hathaway Inc
(1)
.............. 2,684 1,091,851
Block Inc
(1)
........................ 271 17,477
Capital One Financial Corp .............. 111 15,368
Commerce Bancshares Inc/MO ........... 376 20,973
Cullen/Frost Bankers Inc ............... 173 17,582
Fifth Third Bancorp ................... 912 33,279
First American Financial Corp ............ 172 9,279
Medley Management Inc
(1) (2)
............. 21 0
Northern Trust Corp .................. 820 68,864
RAIT Financial Trust
(1) (2)
................ 287 0
State Street Corp .................... 1,223 90,502
Synchrony Financial .................. 265 12,505
Visa Inc .......................... 104 27,297
WaFd Inc ......................... 85 2,429
1,648,342
Health Care — 4.2%
AbbVie Inc ........................ 801 137,387
Amgen Inc ........................ 309 96,547
Cardinal Health Inc ................... 293 28,808
Centene Corp
(1)
..................... 546 36,200
Elevance Health Inc .................. 293 158,765
Eli Lilly & Co ....................... 258 233,588
Encompass Health Corp ............... 361 30,970
Gilead Sciences Inc .................. 1,190 81,646
HCA Healthcare Inc ................... 124 39,839
Johnson & Johnson .................. 2,465 360,284
Merck & Co Inc ..................... 2,302 284,988
Universal Health Services Inc ............ 16 2,959
Zoetis Inc ......................... 179 31,031
1,523,012
Industrials — 2.7%
A O Smith Corp ..................... 563 46,042
AECOM ........................... 1,080 95,191
Alaska Air Group Inc
(1)
................. 300 12,120
Allegion plc ........................ 28 3,308
Applied Industrial Technologies Inc ........ 29 5,626

2024 Semi-Annual Report | June 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2024 (unaudited)
Global Allocation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Boise Cascade Co ................... 13 1,550
Broadridge Financial Solutions Inc ......... 287 56,539
BWX Technologies Inc ................. 205 19,475
Delta Air Lines Inc ................... 642 30,457
EMCOR Group Inc .................... 152 55,492
Encore Wire Corp .................... 310 89,847
Fastenal Co ........................ 1,335 83,891
Graco Inc ......................... 510 40,433
Huntington Ingalls Industries Inc .......... 120 29,560
Johnson Controls International plc ......... 384 25,525
Karat Packaging Inc .................. 15 444
Kirby Corp
(1)
....................... 25 2,993
Leidos Holdings Inc .................. 492 71,773
MDU Resources Group Inc .............. 923 23,167
MSC Industrial Direct Co Inc ............. 772 61,227
Owens Corning ..................... 307 53,332
Trane Technologies PLC ................ 250 82,233
UFP Industries Inc ................... 134 15,008
United Airlines Holdings Inc
(1)
............ 485 23,600
Waste Management Inc ................ 160 34,134
962,967
Information Technology — 10.7%
Advanced Micro Devices Inc
(1)
........... 290 47,041
Amkor Technology Inc ................. 107 4,282
Analog Devices Inc ................... 1,120 255,651
Apple Inc ......................... 2,182 459,573
Applied Materials Inc ................. 365 86,136
Broadcom Inc ...................... 70 112,387
Enphase Energy Inc
(1)
................. 198 19,743
First Solar Inc
(1)
..................... 114 25,702
GLOBALFOUNDRIES Inc
(1)
............... 35 1,770
Intel Corp ......................... 1,601 49,583
KLA Corp ......................... 36 29,682
Marvell Technology Inc ................ 33 2,307
Microchip Technology Inc .............. 1,065 97,447
Micron Technology Inc ................ 149 19,598
Microsoft Corp ...................... 2,352 1,051,226
Nutanix Inc
(1)
....................... 37 2,103
NVIDIA Corp ....................... 6,090 752,359
ON Semiconductor Corp
(1)
.............. 234 16,041
Oracle Corp ........................ 785 110,842
Palantir Technologies Inc
(1)
.............. 230 5,826
Qorvo Inc
(1)
........................ 242 28,082
QUALCOMM Inc ..................... 1,129 224,874
Skyworks Solutions Inc ................ 1,154 122,993
Smartsheet Inc
(1)
.................... 125 5,510
Global Allocation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
TD SYNNEX Corp .................... 7 808
Teradyne Inc ....................... 75 11,122
Texas Instruments Inc ................. 1,751 340,622
3,883,310
Materials — 0.1%
Ball Corp ......................... 441 26,469
Silgan Holdings Inc ................... 138 5,842
Sylvamo Corp ...................... 164 11,250
43,561
Utilities — 0.1%
Clearway Energy Inc .................. 192 4,741
Ormat Technologies Inc ................ 432 30,974
35,715
Total Common Stocks (United States)
(Cost $ 9,183,191 ) .................. 11,092,101
Preferred Stock (United States) — 0 .0%
WESCO International Inc Series A Variable Pfd,
9.7% .......................... 81 2,100
Total Preferred Stock (United States)
(Cost $ 2,024 ) ..................... 2,100
Warrants (United States) — 0 .0%
Civitas Resources Inc ,
Expiration Date 1/20/2025
(1) (2)
.......... 2 0
Civitas Resources Inc ,
Expiration Date 1/20/2026
(1) (2)
.......... 1 0
Total Warrants (United States)
(Cost $ – ) ........................ 0
Registered Investment Companies — 20 .0%
U.S. Fixed Income — 7.3%
BrandywineGLOBAL High Yield Fund - Class I . 24,069 243,822
Dodge & Cox Income Fund - Class I ........ 27,604 341,734
Eaton Vance Emerging Markets Debt
Opportunities Fund - Class R6 .......... 21,893 170,327
Fidelity Advisor High Income Advantage Fund -
Class Z ......................... 22,774 246,189
Fidelity Total Bond Fund - Class Z ......... 96,254 903,821
Frost Total Return Bond Fund - Class I ...... 49,385 479,531
iShares 20+ Year Treasury Bond ETF
(3)
...... 2,947 270,476
2,655,900

2024 Semi-Annual Report | June 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2024 (unaudited)
Global Allocation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Registered Investment Companies — continued
International Fixed Income — 0.2%
iShares J.P. Morgan USD Emerging Markets Bond
ETF
(3)
.......................... 922 81,579
81,579
International Equity — 12.5%
Baird Core Plus Bond Fund - Class I ....... 78,549 784,703
iShares Core MSCI EAFE ETF
(3)
........... 42,298 3,072,527
iShares Core MSCI Emerging Markets ETF
(3)
.. 12,312 659,061
4,516,291
Total Registered Investment Companies
(Cost $ 6,171,442 ) .................. 7,253,770
Money Market Registered Investment Companies — 46 .7%
Meeder Institutional Prime Money Market Fund ,
5.27%
(4)
........................ 16,880,762 16,882,450
Total Money Market Registered Investment
Companies
(Cost $ 16,875,360 ) ................. 16,882,450
Total Investments — 97 .4%
(Cost $ 32,232,017 ) ................. 35,230,421
Other Assets less Liabilities — 2 .6% ....... 937,467
Total Net Assets — 100 .0% ............. 36,167,888
Trustee Deferred Compensation
(5)
Meeder Balanced Fund - Retail Class ....... 2,119 29,136
Meeder Conservative Allocation Fund - Retail
Class .......................... 605 13,794
Meeder Dynamic Allocation Fund - Retail Class 5,707 85,434
Meeder Muirfield Fund - Retail Class ....... 2,566 26,276
Total Trustee Deferred Compensation
(Cost $ 117,848 ) ................... 154,640
Global Allocation Fund
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
Sept 2024 ......... 78 9/20/24 9,138,480 (23,736)
Mini MSCI Emg Mkt Futures
- Sept 2024 ........ 45 9/20/24 2,448,450 (22,080)
Russell 2000 Futures Mini
September 2024 ..... 17 9/20/24 1,755,250 15,383
S&P 500 Mini Futures
September 2024 ..... 11 9/20/24 3,036,825 (14,092)
S&P Mid Cap Futures EMini
September 2024 ..... 4 9/20/24 1,183,240 (828)
Total Futures Contracts .. 155 17,562,245 (45,353)
(1) Represents non-income producing securities.
(2) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(3) Exchange-traded fund.
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2024.
(5) Assets of affiliates to the Global Allocation Fund held for the benefit of the
Fund’s Trustees in connection with the Trustee Deferred Compensation
Plan.

2024 Semi-Annual Report | June 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2024 (unaudited)
Balanced Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 57 .7%
Communication Services — 5.7%
Alphabet Inc ....................... 58,372 10,706,592
Alphabet Inc ....................... 6,134 1,117,308
Meta Platforms Inc ................... 15,594 7,862,807
Netflix Inc
(1)
........................ 3,449 2,327,661
Telephone and Data Systems Inc ......... 5,113 105,992
Verizon Communications Inc ............ 8,986 370,583
22,490,943
Consumer Discretionary — 7.8%
Amazon.com Inc
(1)
................... 63,788 12,327,031
Best Buy Co Inc ..................... 8,629 727,338
Burlington Stores Inc
(1)
................ 1,422 341,280
Hibbett Inc ........................ 6,355 554,220
Hovnanian Enterprises Inc
(1)
............. 1,080 153,274
Las Vegas Sands Corp ................. 9,226 408,250
Leggett & Platt Inc ................... 18,391 210,761
Lennar Corp ....................... 14,942 2,239,358
Lululemon Athletica Inc
(1)
............... 1,476 440,881
Mohawk Industries Inc
(1)
............... 14,232 1,616,613
NVR Inc
(1)
......................... 64 485,668
O'Reilly Automotive Inc
(1)
............... 684 722,345
PVH Corp ......................... 545 57,699
Ross Stores Inc ..................... 23,366 3,395,547
Texas Roadhouse Inc ................. 4,214 723,586
TJX Cos Inc/The ..................... 44,565 4,906,607
Ulta Beauty Inc
(1)
.................... 2,582 996,316
Valvoline Inc
(1)
...................... 1,941 83,851
30,390,625
Consumer Staples — 1.2%
Bunge Global SA .................... 17,488 1,867,194
Casey's General Stores Inc ............. 2,166 826,459
Kroger Co/The ...................... 17,552 876,371
Target Corp ........................ 5,631 833,613
Walmart Inc ....................... 6,119 414,318
4,817,955
Energy — 1.5%
Civitas Resources Inc ................. 3,066 211,554
ConocoPhillips ...................... 6,957 795,742
Devon Energy Corp ................... 1,759 83,377
Diamondback Energy Inc ............... 12,085 2,419,296
EOG Resources Inc ................... 10,623 1,337,117
Exxon Mobil Corp .................... 7,075 814,474
Marathon Oil Corp ................... 482 13,819
Balanced Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Ovintiv Inc ......................... 2,633 123,409
Scorpio Tankers Inc .................. 338 27,476
Teekay Corp
(1)
...................... 1,515 13,589
5,839,853
Financials — 8.6%
Ally Financial Inc .................... 29,145 1,156,182
Ameriprise Financial Inc ............... 6,129 2,618,247
Bank of New York Mellon Corp/The ........ 38,116 2,282,767
Berkshire Hathaway Inc
(1)
.............. 54,707 22,254,808
Block Inc
(1)
........................ 4,025 259,572
Commerce Bancshares Inc/MO ........... 9,896 551,999
Cullen/Frost Bankers Inc ............... 4,492 456,522
Essent Group Ltd .................... 3,983 223,805
Fifth Third Bancorp ................... 3,020 110,200
First American Financial Corp ............ 5,081 274,120
International Money Express Inc
(1)
......... 440 9,170
Medley Management Inc
(1) (2)
............. 101 0
NerdWallet Inc
(1)
..................... 1,436 20,966
Northern Trust Corp .................. 19,811 1,663,728
PROG Holdings Inc ................... 1,589 55,106
State Street Corp .................... 22,024 1,629,776
Stewart Information Services Corp ........ 4,329 268,744
WaFd Inc ......................... 1,910 54,588
33,890,300
Health Care — 8.5%
AbbVie Inc ........................ 21,550 3,696,256
Amgen Inc ........................ 7,681 2,399,928
Cardinal Health Inc ................... 6,499 638,982
Centene Corp
(1)
..................... 14,911 988,599
Elevance Health Inc .................. 7,356 3,985,922
Eli Lilly & Co ....................... 5,516 4,994,076
Encompass Health Corp ............... 10,903 935,368
Gilead Sciences Inc .................. 27,021 1,853,911
HCA Healthcare Inc ................... 1,227 394,211
Johnson & Johnson .................. 45,137 6,597,224
Merck & Co Inc ..................... 45,808 5,671,030
Universal Health Services Inc ............ 1,728 319,559
Viatris Inc ......................... 5,057 53,756
Zoetis Inc ......................... 4,397 762,264
33,291,086
Industrials — 4.8%
A O Smith Corp ..................... 8,407 687,524
AECOM ........................... 10,852 956,495

2024 Semi-Annual Report | June 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2024 (unaudited)
Balanced Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Alaska Air Group Inc
(1)
................. 7,997 323,079
Allegion plc ........................ 7,815 923,342
Applied Industrial Technologies Inc ........ 442 85,748
Boise Cascade Co ................... 2,273 270,987
Broadridge Financial Solutions Inc ......... 7,626 1,502,322
BWX Technologies Inc ................. 4,470 424,650
Delta Air Lines Inc ................... 21,171 1,004,352
EMCOR Group Inc .................... 2,846 1,039,018
Encore Wire Corp .................... 1,409 408,370
Fastenal Co ........................ 15,467 971,946
Graco Inc ......................... 8,226 652,157
Huntington Ingalls Industries Inc .......... 3,358 827,176
Johnson Controls International plc ......... 6,293 418,296
Kirby Corp
(1)
....................... 2,438 291,902
Leidos Holdings Inc .................. 13,211 1,927,221
Limbach Holdings Inc
(1)
................ 1,370 77,994
MSC Industrial Direct Co Inc ............. 12,715 1,008,427
Owens Corning ..................... 2,622 455,494
Ryder System Inc .................... 145 17,963
Trane Technologies PLC ................ 4,833 1,589,719
UFP Industries Inc ................... 3,325 372,400
United Airlines Holdings Inc
(1)
............ 17,818 867,024
Waste Management Inc ................ 7,082 1,510,874
18,614,480
Information Technology — 19.3%
Advanced Micro Devices Inc
(1)
........... 5,738 930,761
Amkor Technology Inc ................. 871 34,857
Analog Devices Inc ................... 21,563 4,921,970
Apple Inc ......................... 31,758 6,688,870
Applied Materials Inc ................. 5,417 1,278,358
Broadcom Inc ...................... 1,680 2,697,290
Cirrus Logic Inc
(1)
.................... 4,921 628,215
Consensus Cloud Solutions Inc
(1)
.......... 1,598 27,454
Digital Turbine Inc
(1)
.................. 17,787 29,526
Enphase Energy Inc
(1)
................. 4,019 400,735
Entegris Inc ........................ 1,337 181,030
First Solar Inc
(1)
..................... 3,072 692,613
GLOBALFOUNDRIES Inc
(1)
............... 2,274 114,974
Ichor Holdings Ltd
(1)
.................. 1,508 58,133
Intel Corp ......................... 36,554 1,132,077
inTEST Corp
(1)
...................... 1,075 10,621
KLA Corp ......................... 581 479,040
Marvell Technology Inc ................ 1,329 92,897
Microchip Technology Inc .............. 11,222 1,026,813
Micron Technology Inc ................ 4,923 647,522
Microsoft Corp ...................... 44,984 20,105,599
Balanced Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
NVIDIA Corp ....................... 124,840 15,422,734
ON Semiconductor Corp
(1)
.............. 5,119 350,908
Oracle Corp ........................ 13,939 1,968,187
Palantir Technologies Inc
(1)
.............. 4,060 102,840
Photronics Inc
(1)
..................... 5,757 142,025
Qorvo Inc
(1)
........................ 6,353 737,202
QUALCOMM Inc ..................... 22,779 4,537,121
Skyworks Solutions Inc ................ 19,294 2,056,355
Smartsheet Inc
(1)
.................... 2,775 122,322
TD SYNNEX Corp .................... 2,498 288,269
Teradyne Inc ....................... 4,818 714,461
Texas Instruments Inc ................. 35,190 6,845,511
75,467,290
Materials — 0.2%
Ball Corp ......................... 8,152 489,283
Sylvamo Corp ...................... 3,695 253,477
742,760
Utilities — 0.1%
Clearway Energy Inc .................. 1,486 36,689
Ormat Technologies Inc ................ 4,953 355,130
Vistra Corp ........................ 1,948 167,489
559,308
Total Common Stocks (United States)
(Cost $ 180,151,673 ) ................ 226,104,600
Preferred Stock (United States) — 0 .0%
WESCO International Inc Series A Variable Pfd,
9.7% .......................... 994 25,774
Total Preferred Stock (United States)
(Cost $ 24,846 ) .................... 25,774
Warrants (United States) — 0 .0%
Chaparral Energy Inc A Warrants ,
Expiration Date 10/14/2024
(1) (2)
......... 3 0
Chaparral Energy Inc B Warrants ,
Expiration Date 10/14/2025
(1) (2)
......... 3 0
Chord Energy Corp ,
Expiration Date 11/19/2024
(1) (2)
......... 9 0
Civitas Resources Inc ,
Expiration Date 1/20/2025
(1) (2)
.......... 22 0

2024 Semi-Annual Report | June 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2024 (unaudited)
Balanced Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Warrants (United States) — continued
Civitas Resources Inc ,
Expiration Date 1/20/2026
(1) (2)
.......... 12 0
Total Warrants (United States)
(Cost $ 2,804 ) ..................... 0
Registered Investment Companies — 29 .2%
U.S. Fixed Income — 21.7%
BrandywineGLOBAL High Yield Fund - Class I . 830,640 8,414,382
Dodge & Cox Income Fund - Class I ........ 734,254 9,090,063
Eaton Vance Emerging Markets Debt
Opportunities Fund - Class R6 .......... 729,380 5,674,580
Fidelity Advisor High Income Advantage Fund -
Class Z ......................... 785,949 8,496,113
Fidelity Total Bond Fund - Class Z ......... 2,985,213 28,031,152
Frost Total Return Bond Fund - Class I ...... 1,737,449 16,870,632
iShares 20+ Year Treasury Bond ETF
(3)
...... 92,135 8,456,150
85,033,072
International Fixed Income — 0.6%
iShares J.P. Morgan USD Emerging Markets Bond
ETF
(3)
.......................... 25,585 2,263,761
2,263,761
International Equity — 6.9%
Baird Core Plus Bond Fund - Class I ....... 2,722,200 27,194,775
27,194,775
Total Registered Investment Companies
(Cost $ 111,647,619 ) ................ 114,491,608
Money Market Registered Investment Companies — 12 .4%
Meeder Institutional Prime Money Market Fund ,
5.27%
(4)
........................ 48,611,979 48,616,840
Total Money Market Registered Investment
Companies
(Cost $ 48,584,478 ) ................. 48,616,840
Total Investments — 99 .3%
(Cost $ 340,411,420 ) ................ 389,238,822
Other Assets less Liabilities — 0 .7% ....... 2,614,789
Total Net Assets — 100 .0% ............. 391,853,611
Balanced Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Trustee Deferred Compensation
(5)
Meeder Balanced Fund - Retail Class ....... 3,885 53,419
Meeder Conservative Allocation Fund - Retail
Class .......................... 1,164 26,539
Meeder Dynamic Allocation Fund - Retail Class 10,086 150,987
Meeder Muirfield Fund - Retail Class ....... 7,525 77,056
Total Trustee Deferred Compensation
(Cost $ 244,884 ) ................... 308,001
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
Sept 2024 ......... 218 9/20/24 25,540,880 (60,721)
Mini MSCI Emg Mkt Futures
- Sept 2024 ........ 122 9/20/24 6,638,020 (54,200)
Russell 2000 Futures Mini
September 2024 ..... 205 9/20/24 21,166,250 188,421
S&P 500 Mini Futures
September 2024 ..... (78) 9/20/24 (21,533,850) 103,727
S&P Mid Cap Futures EMini
September 2024 ..... 9 9/20/24 2,662,290 14,283
Total Futures Contracts .. 476 34,473,590 191,510
(1) Represents non-income producing securities.
(2) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(3) Exchange-traded fund.
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2024.
(5) Assets of affiliates to the Balanced Fund held for the benefit of the Fund’s
Trustees in connection with the Trustee Deferred Compensation Plan.

2024 Semi-Annual Report | June 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2024 (unaudited)
Moderate Allocation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 38 .1%
Communication Services — 3.4%
Alphabet Inc ....................... 17,897 3,282,668
Alphabet Inc ....................... 839 152,824
Meta Platforms Inc ................... 4,232 2,133,859
Netflix Inc
(1)
........................ 507 342,164
Telephone and Data Systems Inc ......... 1,355 28,089
5,939,604
Consumer Discretionary — 5.0%
Amazon.com Inc
(1)
................... 19,682 3,803,546
Best Buy Co Inc ..................... 2,393 201,706
Burlington Stores Inc
(1)
................ 333 79,920
Hibbett Inc ........................ 2,074 180,874
Las Vegas Sands Corp ................. 1,556 68,853
Leggett & Platt Inc ................... 9,166 105,042
Lennar Corp ....................... 4,794 718,477
Mohawk Industries Inc
(1)
............... 2,869 325,890
NVR Inc
(1)
......................... 13 98,651
O'Reilly Automotive Inc
(1)
............... 93 98,214
Ross Stores Inc ..................... 7,360 1,069,555
Texas Roadhouse Inc ................. 1,050 180,295
TJX Cos Inc/The ..................... 13,280 1,462,128
Ulta Beauty Inc
(1)
.................... 695 268,180
8,661,331
Consumer Staples — 1.0%
Bunge Global SA .................... 4,489 479,290
Casey's General Stores Inc ............. 618 235,804
Kroger Co/The ...................... 5,792 289,195
Target Corp ........................ 1,617 239,381
Walmart Inc ....................... 7,490 507,148
1,750,818
Energy — 1.0%
Berry Corp ........................ 510 3,295
Civitas Resources Inc ................. 2,674 184,506
ConocoPhillips ...................... 2,192 250,721
Devon Energy Corp ................... 61 2,891
Diamondback Energy Inc ............... 3,993 799,359
EOG Resources Inc ................... 1,619 203,784
Exxon Mobil Corp .................... 2,272 261,553
HF Sinclair Corp ..................... 123 6,561
International Seaways Inc .............. 56 3,311
Marathon Oil Corp ................... 114 3,268
Ovintiv Inc ......................... 898 42,089
Peabody Energy Corp ................. 112 2,477
Moderate Allocation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Scorpio Tankers Inc .................. 337 27,395
Teekay Corp
(1)
...................... 502 4,503
1,795,713
Financials — 5.6%
Ally Financial Inc .................... 7,070 280,467
American Express Co ................. 476 110,218
Ameriprise Financial Inc ............... 1,086 463,928
Bank of New York Mellon Corp/The ........ 11,431 684,602
Berkshire Hathaway Inc
(1)
.............. 16,113 6,554,768
Block Inc
(1)
........................ 1,632 105,248
Capital One Financial Corp .............. 417 57,734
Commerce Bancshares Inc/MO ........... 1,701 94,882
Cullen/Frost Bankers Inc ............... 1,263 128,359
Fifth Third Bancorp ................... 2,717 99,143
First American Financial Corp ............ 287 15,484
Medley Management Inc
(1) (2)
............. 27 0
Northern Trust Corp .................. 5,000 419,900
PROG Holdings Inc ................... 150 5,202
RAIT Financial Trust
(1) (2)
................ 751 0
State Street Corp .................... 8,071 597,254
Synchrony Financial .................. 1,590 75,032
WaFd Inc ......................... 1,359 38,840
9,731,061
Health Care — 5.6%
AbbVie Inc ........................ 6,647 1,140,093
Amgen Inc ........................ 2,013 628,962
Cardinal Health Inc ................... 1,520 149,446
Centene Corp
(1)
..................... 3,254 215,740
Elevance Health Inc .................. 1,893 1,025,741
Eli Lilly & Co ....................... 1,521 1,377,083
Encompass Health Corp ............... 2,862 245,531
Gilead Sciences Inc .................. 7,373 505,862
HCA Healthcare Inc ................... 781 250,920
Johnson & Johnson .................. 14,923 2,181,146
Merck & Co Inc ..................... 13,029 1,612,990
Organon & Co ...................... 146 3,022
Pfizer Inc ......................... 3,577 100,084
Universal Health Services Inc ............ 241 44,568
Viatris Inc ......................... 3,418 36,333
Zoetis Inc ......................... 1,857 321,930
9,839,451
Industrials — 3.2%
A O Smith Corp ..................... 2,280 186,458

2024 Semi-Annual Report | June 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2024 (unaudited)
Moderate Allocation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
AECOM ........................... 7,388 651,178
Alaska Air Group Inc
(1)
................. 1,828 73,851
Allegion plc ........................ 1,944 229,684
Applied Industrial Technologies Inc ........ 46 8,924
Boise Cascade Co ................... 147 17,525
Broadridge Financial Solutions Inc ......... 1,758 346,326
BWX Technologies Inc ................. 977 92,815
Delta Air Lines Inc ................... 3,631 172,255
EMCOR Group Inc .................... 1,027 374,937
Encore Wire Corp .................... 774 224,328
Fastenal Co ........................ 10,493 659,380
Graco Inc ......................... 3,353 265,826
Huntington Ingalls Industries Inc .......... 849 209,134
Johnson Controls International plc ......... 1,850 122,970
Kirby Corp
(1)
....................... 160 19,157
Leidos Holdings Inc .................. 3,100 452,228
MSC Industrial Direct Co Inc ............. 3,787 300,347
Owens Corning ..................... 1,793 311,480
Ryder System Inc .................... 25 3,097
Trane Technologies PLC ................ 1,272 418,399
UFP Industries Inc ................... 41 4,592
United Airlines Holdings Inc
(1)
............ 4,922 239,505
Waste Management Inc ................ 1,014 216,327
5,600,723
Information Technology — 13.0%
Advanced Micro Devices Inc
(1)
........... 1,938 314,363
Analog Devices Inc ................... 6,864 1,566,777
Apple Inc ......................... 12,009 2,529,336
Applied Materials Inc ................. 1,022 241,182
Broadcom Inc ...................... 474 761,021
Consensus Cloud Solutions Inc
(1)
.......... 1,761 30,254
Enphase Energy Inc
(1)
................. 1,108 110,479
First Solar Inc
(1)
..................... 809 182,397
GLOBALFOUNDRIES Inc
(1)
............... 601 30,386
Intel Corp ......................... 10,434 323,141
KLA Corp ......................... 133 109,660
Marvell Technology Inc ................ 267 18,663
Microchip Technology Inc .............. 2,217 202,855
Micron Technology Inc ................ 1,414 185,983
Microsoft Corp ...................... 14,233 6,361,439
Nutanix Inc
(1)
....................... 115 6,538
NVIDIA Corp ....................... 36,450 4,503,033
ON Semiconductor Corp
(1)
.............. 2,236 153,278
Oracle Corp ........................ 4,105 579,626
Palantir Technologies Inc
(1)
.............. 821 20,796
Qorvo Inc
(1)
........................ 1,268 147,139
Moderate Allocation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
QUALCOMM Inc ..................... 7,636 1,520,938
Skyworks Solutions Inc ................ 7,684 818,961
Smartsheet Inc
(1)
.................... 448 19,748
TD SYNNEX Corp .................... 104 12,002
Teradyne Inc ....................... 752 111,514
Texas Instruments Inc ................. 9,933 1,932,266
22,793,775
Materials — 0.2%
Ball Corp ......................... 2,763 165,835
Silgan Holdings Inc ................... 1,585 67,093
Sylvamo Corp ...................... 1,014 69,561
302,489
Utilities — 0.1%
Clearway Energy Inc .................. 453 11,185
Ormat Technologies Inc ................ 2,329 166,989
178,174
Total Common Stocks (United States)
(Cost $ 54,214,031 ) ................. 66,593,139
Preferred Stock (United States) — 0 .0%
WESCO International Inc Series A Variable Pfd,
9.7% .......................... 252 6,534
Total Preferred Stock (United States)
(Cost $ 6,299 ) ..................... 6,534
Warrants (United States) — 0 .0%
Chaparral Energy Inc A Warrants ,
Expiration Date 10/14/2024
(1) (2)
......... 1 0
Chaparral Energy Inc B Warrants ,
Expiration Date 10/14/2025
(1) (2)
......... 1 0
Chord Energy Corp ,
Expiration Date 11/19/2024
(1) (2)
......... 3 0
Civitas Resources Inc ,
Expiration Date 1/20/2025
(1) (2)
.......... 7 0
Civitas Resources Inc ,
Expiration Date 1/20/2026
(1) (2)
.......... 3 0
Total Warrants (United States)
(Cost $ 656 ) ...................... 0
Registered Investment Companies — 48 .9%
U.S. Fixed Income — 36.1%
BrandywineGLOBAL High Yield Fund - Class I . 621,286 6,293,626
Dodge & Cox Income Fund - Class I ........ 550,168 6,811,076

2024 Semi-Annual Report | June 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2024 (unaudited)
Moderate Allocation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Registered Investment Companies — continued
Eaton Vance Emerging Markets Debt
Opportunities Fund - Class R6 .......... 544,847 4,238,910
Fidelity Advisor High Income Advantage Fund -
Class Z ......................... 587,853 6,354,696
Fidelity Total Bond Fund - Class Z ......... 2,288,944 21,493,180
Frost Total Return Bond Fund - Class I ...... 1,180,358 11,461,279
iShares 20+ Year Treasury Bond ETF
(3)
...... 69,121 6,343,925
62,996,692
International Fixed Income — 1.0%
iShares J.P. Morgan USD Emerging Markets Bond
ETF
(3)
.......................... 19,121 1,691,826
1,691,826
International Equity — 11.8%
Baird Core Plus Bond Fund - Class I ....... 2,066,511 20,644,440
20,644,440
Total Registered Investment Companies
(Cost $ 83,210,421 ) ................. 85,332,958
Money Market Registered Investment Companies — 12 .2%
Meeder Institutional Prime Money Market Fund ,
5.27%
(4)
........................ 21,256,496 21,258,622
Total Money Market Registered Investment
Companies
(Cost $ 21,244,245 ) ................. 21,258,622
Total Investments — 99 .2%
(Cost $ 158,675,652 ) ................ 173,191,253
Other Assets less Liabilities — 0 .8% ....... 1,398,807
Total Net Assets — 100 .0% ............. 174,590,060
Trustee Deferred Compensation
(5)
Meeder Balanced Fund - Retail Class ....... 738 10,148
Meeder Conservative Allocation Fund - Retail
Class .......................... 241 5,495
Meeder Dynamic Allocation Fund - Retail Class 1,784 26,706
Meeder Muirfield Fund - Retail Class ....... 2,509 25,692
Total Trustee Deferred Compensation
(Cost $ 57,374 ) .................... 68,041
Moderate Allocation Fund
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
Sept 2024 ......... 69 9/20/24 8,084,040 (18,944)
Mini MSCI Emg Mkt Futures
- Sept 2024 ........ 39 9/20/24 2,121,990 (16,107)
Russell 2000 Futures Mini
September 2024 ..... 66 9/20/24 6,814,500 60,890
S&P 500 Mini Futures
September 2024 ..... (11) 9/20/24 (3,036,825) 15,352
S&P Mid Cap Futures EMini
September 2024 ..... 7 9/20/24 2,070,670 13,692
Total Futures Contracts .. 170 16,054,375 54,883
(1) Represents non-income producing securities.
(2) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(3) Exchange-traded fund.
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2024.
(5) Assets of affiliates to the Moderate Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation
Plan.

2024 Semi-Annual Report | June 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2024 (unaudited)
Conservative Allocation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 23 .6%
Communication Services — 2.2%
Alphabet Inc ....................... 9,664 1,772,571
Meta Platforms Inc ................... 1,900 958,018
Netflix Inc
(1)
........................ 219 147,799
Telephone and Data Systems Inc ......... 971 20,129
Verizon Communications Inc ............ 1,511 62,313
2,960,830
Consumer Discretionary — 3.0%
Amazon.com Inc
(1)
................... 8,440 1,631,030
Aptiv PLC
(1)
........................ 22 1,549
Best Buy Co Inc ..................... 1,000 84,290
Burlington Stores Inc
(1)
................ 144 34,560
Hibbett Inc ........................ 1,080 94,187
JAKKS Pacific Inc
(1)
................... 206 3,689
Las Vegas Sands Corp ................. 685 30,311
Leggett & Platt Inc ................... 6,995 80,163
Lennar Corp ....................... 2,334 349,797
Mohawk Industries Inc
(1)
............... 1,842 209,233
O'Reilly Automotive Inc
(1)
............... 51 53,859
Ross Stores Inc ..................... 3,264 474,325
Texas Roadhouse Inc ................. 448 76,926
TJX Cos Inc/The ..................... 7,294 803,069
Ulta Beauty Inc
(1)
.................... 288 111,131
Valvoline Inc
(1)
...................... 152 6,566
4,044,685
Consumer Staples — 0.6%
Bunge Global SA .................... 1,974 210,764
Casey's General Stores Inc ............. 200 76,312
Kroger Co/The ...................... 3,346 167,066
Target Corp ........................ 820 121,393
Walmart Inc ....................... 3,277 221,885
797,420
Energy — 0.7%
Civitas Resources Inc ................. 1,711 118,059
ConocoPhillips ...................... 2,237 255,868
Devon Energy Corp ................... 1,689 80,058
EOG Resources Inc ................... 1,741 219,140
Exxon Mobil Corp .................... 2,007 231,046
HF Sinclair Corp ..................... 73 3,894
Teekay Corp
(1)
...................... 129 1,157
909,222
Conservative Allocation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Financials — 3.4%
Ally Financial Inc .................... 3,216 127,579
American Express Co ................. 201 46,541
Ameriprise Financial Inc ............... 516 220,430
Bank of New York Mellon Corp/The ........ 5,792 346,883
Berkshire Hathaway Inc
(1)
.............. 7,616 3,098,189
Block Inc
(1)
........................ 785 50,625
Commerce Bancshares Inc/MO ........... 1,215 67,773
Cullen/Frost Bankers Inc ............... 408 41,465
Fifth Third Bancorp ................... 1,615 58,931
First American Financial Corp ............ 377 20,339
Medley Management Inc
(1) (2)
............. 25 0
Northern Trust Corp .................. 2,136 179,381
PROG Holdings Inc ................... 110 3,815
RAIT Financial Trust
(1) (2)
................ 368 0
State Street Corp .................... 3,665 271,210
Synchrony Financial .................. 174 8,211
WaFd Inc ......................... 118 3,372
4,544,744
Health Care — 3.4%
AbbVie Inc ........................ 2,667 457,444
Amgen Inc ........................ 985 307,763
Amneal Pharmaceuticals Inc
(1)
........... 442 2,807
Cardinal Health Inc ................... 972 95,567
Centene Corp
(1)
..................... 1,858 123,185
Elevance Health Inc .................. 829 449,202
Eli Lilly & Co ....................... 733 663,644
Encompass Health Corp ............... 1,213 104,063
Gilead Sciences Inc .................. 3,379 231,833
HCA Healthcare Inc ................... 589 189,234
Johnson & Johnson .................. 6,781 991,111
Merck & Co Inc ..................... 6,310 781,178
Universal Health Services Inc ............ 94 17,384
Zoetis Inc ......................... 565 97,948
4,512,363
Industrials — 1.9%
A O Smith Corp ..................... 1,548 126,595
AECOM ........................... 2,961 260,983
Alaska Air Group Inc
(1)
................. 824 33,290
Applied Industrial Technologies Inc ........ 203 39,382
Boise Cascade Co ................... 47 5,603
Broadridge Financial Solutions Inc ......... 906 178,482
BWX Technologies Inc ................. 673 63,935
Delta Air Lines Inc ................... 1,467 69,594

2024 Semi-Annual Report | June 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2024 (unaudited)
Conservative Allocation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
EMCOR Group Inc .................... 253 92,365
Encore Wire Corp .................... 587 170,130
Fastenal Co ........................ 2,645 166,212
Graco Inc ......................... 1,568 124,311
Huntington Ingalls Industries Inc .......... 385 94,837
Johnson Controls International plc ......... 933 62,017
Kirby Corp
(1)
....................... 138 16,523
Leidos Holdings Inc .................. 1,512 220,571
MDU Resources Group Inc .............. 185 4,643
MSC Industrial Direct Co Inc ............. 2,483 196,927
Owens Corning ..................... 1,799 312,522
Trane Technologies PLC ................ 492 161,834
UFP Industries Inc ................... 761 85,232
United Airlines Holdings Inc
(1)
............ 1,606 78,148
2,564,136
Information Technology — 8.2%
Advanced Micro Devices Inc
(1)
........... 857 139,014
Analog Devices Inc ................... 3,046 695,280
Apple Inc ......................... 6,237 1,313,637
Applied Materials Inc ................. 920 217,111
Broadcom Inc ...................... 201 322,712
Consensus Cloud Solutions Inc
(1)
.......... 477 8,195
Enphase Energy Inc
(1)
................. 498 49,656
First Solar Inc
(1)
..................... 326 73,500
Intel Corp ......................... 4,561 141,254
Marvell Technology Inc ................ 160 11,184
Microchip Technology Inc .............. 3,522 322,263
Micron Technology Inc ................ 545 71,684
Microsoft Corp ...................... 6,470 2,891,766
NVIDIA Corp ....................... 16,940 2,092,768
ON Semiconductor Corp
(1)
.............. 413 28,311
Oracle Corp ........................ 2,186 308,663
Palantir Technologies Inc
(1)
.............. 640 16,211
Qorvo Inc
(1)
........................ 432 50,129
QUALCOMM Inc ..................... 4,530 902,285
Skyworks Solutions Inc ................ 2,746 292,669
Smartsheet Inc
(1)
.................... 647 28,520
TD SYNNEX Corp .................... 57 6,578
Teradyne Inc ....................... 177 26,247
Texas Instruments Inc ................. 4,653 905,148
10,914,785
Materials — 0.1%
Ball Corp ......................... 1,266 75,985
Silgan Holdings Inc ................... 738 31,240
Conservative Allocation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Sylvamo Corp ...................... 494 33,888
141,113
Utilities — 0.1%
Ormat Technologies Inc ................ 1,197 85,825
85,825
Total Common Stocks (United States)
(Cost $ 26,516,433 ) ................. 31,475,123
Preferred Stock (United States) — 0 .0%
WESCO International Inc Series A Variable Pfd,
9.7% .......................... 153 3,967
Total Preferred Stock (United States)
(Cost $ 3,824 ) ..................... 3,967
Warrants (United States) — 0 .0%
Chord Energy Corp ,
Expiration Date 11/19/2024
(1) (2)
......... 1 0
Civitas Resources Inc ,
Expiration Date 1/20/2026
(1) (2)
.......... 1 0
Civitas Resources Inc ,
Expiration Date 1/20/2025
(1) (2)
.......... 4 0
Total Warrants (United States)
(Cost $ 312 ) ...................... 0
Registered Investment Companies — 68 .4%
U.S. Fixed Income — 50.3%
BrandywineGLOBAL High Yield Fund - Class I . 676,918 6,857,176
Dodge & Cox Income Fund - Class I ........ 586,740 7,263,845
Eaton Vance Emerging Markets Debt
Opportunities Fund - Class R6 .......... 581,835 4,526,675
Fidelity Advisor High Income Advantage Fund -
Class Z ......................... 640,494 6,923,739
Fidelity Total Bond Fund - Class Z ......... 2,456,464 23,066,198
Frost Total Return Bond Fund - Class I ...... 1,195,983 11,612,999
iShares 20+ Year Treasury Bond ETF
(3)
...... 74,061 6,797,319
67,047,951
International Fixed Income — 1.4%
iShares J.P. Morgan USD Emerging Markets Bond
ETF
(3)
.......................... 20,433 1,807,912
1,807,912

2024 Semi-Annual Report | June 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2024 (unaudited)
Conservative Allocation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Registered Investment Companies — continued
International Equity — 16.7%
Baird Core Plus Bond Fund - Class I ....... 2,227,330 22,251,023
22,251,023
Total Registered Investment Companies
(Cost $ 88,831,644 ) ................. 91,106,886
Money Market Registered Investment Companies — 7 .6%
Meeder Institutional Prime Money Market Fund ,
5.27%
(4)
........................ 10,136,840 10,137,854
Total Money Market Registered Investment
Companies
(Cost $ 10,130,454 ) ................. 10,137,854
Total Investments — 99 .6%
(Cost $ 125,482,667 ) ................ 132,723,830
Other Assets less Liabilities — 0 .4% ....... 525,496
Total Net Assets — 100 .0% ............. 133,249,326
Trustee Deferred Compensation
(5)
Meeder Balanced Fund - Retail Class ....... 1,553 21,354
Meeder Conservative Allocation Fund - Retail
Class .......................... 462 10,534
Meeder Dynamic Allocation Fund - Retail Class 4,100 61,377
Meeder Muirfield Fund - Retail Class ....... 2,873 29,420
Total Trustee Deferred Compensation
(Cost $ 96,160 ) .................... 122,685
Conservative Allocation Fund
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
Sept 2024 ......... 31 9/20/24 3,631,960 (8,979)
Mini MSCI Emg Mkt Futures
- Sept 2024 ........ 17 9/20/24 924,970 (7,657)
Russell 2000 Futures Mini
September 2024 ..... 30 9/20/24 3,097,500 27,730
S&P 500 Mini Futures
September 2024 ..... (9) 9/20/24 (2,484,675) 12,320
S&P Mid Cap Futures EMini
September 2024 ..... 3 9/20/24 887,430 3,913
Total Futures Contracts .. 72 6,057,185 27,327
(1) Represents non-income producing securities.
(2) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(3) Exchange-traded fund.
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2024.
(5) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred
Compensation Plan.

2024 Semi-Annual Report | June 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2024 (unaudited)
Dynamic Allocation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 60 .1%
Communication Services — 5.9%
Alphabet Inc ....................... 56,936 10,443,201
Alphabet Inc ....................... 1,068 194,536
Meta Platforms Inc ................... 13,487 6,800,415
Netflix Inc
(1)
........................ 3,012 2,032,739
Telephone and Data Systems Inc ......... 4,089 84,765
Verizon Communications Inc ............ 10,297 424,648
19,980,304
Consumer Discretionary — 8.1%
Amazon.com Inc
(1)
................... 56,200 10,860,650
Best Buy Co Inc ..................... 8,215 692,442
Burlington Stores Inc
(1)
................ 1,295 310,800
Hibbett Inc ........................ 5,955 519,336
Las Vegas Sands Corp ................. 7,390 327,007
Leggett & Platt Inc ................... 26,456 303,186
Lennar Corp ....................... 16,521 2,476,002
Lululemon Athletica Inc
(1)
............... 1,074 320,804
Mohawk Industries Inc
(1)
............... 8,930 1,014,359
NVR Inc
(1)
......................... 84 637,439
O'Reilly Automotive Inc
(1)
............... 552 582,945
PVH Corp ......................... 458 48,488
Ross Stores Inc ..................... 20,255 2,943,457
Texas Roadhouse Inc ................. 3,492 599,611
TJX Cos Inc/The ..................... 41,438 4,562,324
Tupperware Brands Corp
(1)
.............. 13,119 18,367
Ulta Beauty Inc
(1)
.................... 2,391 922,615
Valvoline Inc
(1)
...................... 1,933 83,506
27,223,338
Consumer Staples — 1.3%
Bunge Global SA .................... 16,219 1,731,703
Casey's General Stores Inc ............. 2,036 776,856
Kroger Co/The ...................... 18,235 910,473
Target Corp ........................ 5,573 825,027
Walmart Inc ....................... 2,173 147,134
4,391,193
Energy — 1.3%
Berry Corp ........................ 1,448 9,354
Civitas Resources Inc ................. 3,118 215,142
ConocoPhillips ...................... 7,105 812,670
Devon Energy Corp ................... 4,369 207,091
Diamondback Energy Inc ............... 6,714 1,344,076
EOG Resources Inc ................... 7,899 994,247
Exxon Mobil Corp .................... 6,335 729,285
Dynamic Allocation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Marathon Oil Corp ................... 331 9,490
Scorpio Tankers Inc .................. 579 47,067
SilverBow Resources Inc
(1)
.............. 381 14,413
Teekay Corp
(1)
...................... 1,128 10,118
4,392,953
Financials — 8.9%
Ally Financial Inc .................... 21,583 856,198
Ameriprise Financial Inc ............... 5,435 2,321,778
Bank of New York Mellon Corp/The ........ 35,165 2,106,032
Berkshire Hathaway Inc
(1)
.............. 49,133 19,987,304
Block Inc
(1)
........................ 3,915 252,478
Commerce Bancshares Inc/MO ........... 8,629 481,326
Cullen/Frost Bankers Inc ............... 4,488 456,115
Fifth Third Bancorp ................... 2,355 85,934
First American Financial Corp ............ 3,530 190,444
Northern Trust Corp .................. 15,992 1,343,008
State Street Corp .................... 24,540 1,815,960
WaFd Inc ......................... 1,109 31,695
29,928,272
Health Care — 8.9%
AbbVie Inc ........................ 20,187 3,462,474
Amgen Inc ........................ 6,821 2,131,221
Cardinal Health Inc ................... 6,186 608,208
Centene Corp
(1)
..................... 13,188 874,364
Elevance Health Inc .................. 6,224 3,372,537
Eli Lilly & Co ....................... 4,939 4,471,672
Encompass Health Corp ............... 7,724 662,642
Gilead Sciences Inc .................. 22,813 1,565,200
HCA Healthcare Inc ................... 1,819 584,408
Johnson & Johnson .................. 42,039 6,144,420
Merck & Co Inc ..................... 40,491 5,012,786
Organon & Co ...................... 348 7,204
Universal Health Services Inc ............ 1,431 264,635
Viatris Inc ......................... 7,721 82,074
Zoetis Inc ......................... 3,770 653,567
29,897,412
Industrials — 4.9%
A O Smith Corp ..................... 7,157 585,299
AECOM ........................... 12,614 1,111,798
Alaska Air Group Inc
(1)
................. 6,963 281,305
Allegion plc ........................ 6,542 772,937
Applied Industrial Technologies Inc ........ 589 114,266
Boise Cascade Co ................... 1,198 142,826

2024 Semi-Annual Report | June 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2024 (unaudited)
Dynamic Allocation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Broadridge Financial Solutions Inc ......... 6,358 1,252,526
BWX Technologies Inc ................. 3,768 357,960
Delta Air Lines Inc ................... 13,113 622,081
EMCOR Group Inc .................... 1,844 673,208
Encore Wire Corp .................... 1,399 405,472
Fastenal Co ........................ 18,257 1,147,270
Graco Inc ......................... 7,566 599,832
Huntington Ingalls Industries Inc .......... 2,682 660,657
Johnson Controls International plc ......... 6,672 443,488
Karat Packaging Inc .................. 223 6,596
Kirby Corp
(1)
....................... 2,216 265,322
Leidos Holdings Inc .................. 12,077 1,761,793
MSC Industrial Direct Co Inc ............. 11,571 917,696
Owens Corning ..................... 4,398 764,021
Trane Technologies PLC ................ 4,272 1,405,189
UFP Industries Inc ................... 2,280 255,360
United Airlines Holdings Inc
(1)
............ 17,505 851,793
Waste Management Inc ................ 5,956 1,270,653
16,669,348
Information Technology — 20.5%
Advanced Micro Devices Inc
(1)
........... 5,293 858,577
Analog Devices Inc ................... 20,519 4,683,667
Apple Inc ......................... 31,917 6,722,359
Applied Materials Inc ................. 6,638 1,566,502
Broadcom Inc ...................... 1,476 2,369,762
Cirrus Logic Inc
(1)
.................... 2,538 324,001
Consensus Cloud Solutions Inc
(1)
.......... 4,011 68,909
Enphase Energy Inc
(1)
................. 3,808 379,696
First Solar Inc
(1)
..................... 2,561 577,403
GLOBALFOUNDRIES Inc
(1)
............... 875 44,240
Intel Corp ......................... 31,678 981,068
Jabil Inc .......................... 170 18,494
KLA Corp ......................... 239 197,058
Microchip Technology Inc .............. 10,272 939,888
Micron Technology Inc ................ 4,274 562,159
Microsoft Corp ...................... 40,945 18,300,368
NVIDIA Corp ....................... 111,070 13,721,588
ON Semiconductor Corp
(1)
.............. 3,247 222,582
Oracle Corp ........................ 12,389 1,749,327
Palantir Technologies Inc
(1)
.............. 2,683 67,960
Qorvo Inc
(1)
........................ 4,885 566,855
QUALCOMM Inc ..................... 23,562 4,693,079
Skyworks Solutions Inc ................ 25,726 2,741,877
Smartsheet Inc
(1)
.................... 2,519 111,037
TD SYNNEX Corp .................... 2,059 237,609
Teradyne Inc ....................... 2,994 443,980
Dynamic Allocation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Texas Instruments Inc ................. 32,062 6,237,021
69,387,066
Materials — 0.2%
Ball Corp ......................... 6,142 368,643
Sylvamo Corp ...................... 3,599 246,891
615,534
Real Estate — 0.0%
CoStar Group Inc
(1)
................... 1,097 81,331
81,331
Utilities — 0.1%
Clearway Energy Inc .................. 1,543 38,097
Ormat Technologies Inc ................ 4,311 309,099
Vistra Corp ........................ 1,425 122,521
469,717
Total Common Stocks (United States)
(Cost $ 163,217,845 ) ................ 203,036,468
Preferred Stock (United States) — 0 .0%
WESCO International Inc Series A Variable Pfd,
9.7% .......................... 610 15,817
Total Preferred Stock (United States)
(Cost $ 15,247 ) .................... 15,817
Warrants (United States) — 0 .0%
Chaparral Energy Inc A Warrants ,
Expiration Date 10/14/2024
(1) (2)
......... 2 0
Chaparral Energy Inc B Warrants ,
Expiration Date 10/14/2025
(1) (2)
......... 2 0
Chord Energy Corp ,
Expiration Date 11/19/2024
(1) (2)
......... 7 0
Civitas Resources Inc ,
Expiration Date 1/20/2025
(1) (2)
.......... 15 0
Civitas Resources Inc ,
Expiration Date 1/20/2026
(1) (2)
.......... 8 0
Total Warrants (United States)
(Cost $ 2,167 ) ..................... 0
Registered Investment Companies — 5 .0%
U.S. Fixed Income — 3.2%
BrandywineGLOBAL High Yield Fund - Class I . 111,222 1,126,683
Dodge & Cox Income Fund - Class I ........ 93,580 1,158,525

2024 Semi-Annual Report | June 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2024 (unaudited)
Dynamic Allocation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Registered Investment Companies — continued
Eaton Vance Emerging Markets Debt
Opportunities Fund - Class R6 .......... 93,686 728,880
Fidelity Advisor High Income Advantage Fund -
Class Z ......................... 105,362 1,138,960
Fidelity Total Bond Fund - Class Z ......... 461,438 4,332,900
Frost Total Return Bond Fund - Class I ...... 115,100 1,117,624
iShares 20+ Year Treasury Bond ETF
(3)
...... 13,486 1,237,745
10,841,317
International Fixed Income — 0.1%
iShares J.P. Morgan USD Emerging Markets Bond
ETF
(3)
.......................... 4,263 377,190
377,190
International Equity — 1.7%
Baird Core Plus Bond Fund - Class I ....... 441,031 4,405,898
iShares Core MSCI EAFE ETF
(3)
........... 15,725 1,142,264
5,548,162
Total Registered Investment Companies
(Cost $ 16,659,537 ) ................. 16,766,669
Money Market Registered Investment Companies — 33 .0%
Meeder Institutional Prime Money Market Fund ,
5.27%
(4)
........................ 111,336,461 111,347,595
Total Money Market Registered Investment
Companies
(Cost $ 111,321,196 ) ................ 111,347,595
Total Investments — 98 .1%
(Cost $ 291,215,992 ) ................ 331,166,549
Other Assets less Liabilities — 1 .9% ....... 6,428,659
Total Net Assets — 100 .0% ............. 337,595,208
Trustee Deferred Compensation
(5)
Meeder Balanced Fund - Retail Class ....... 4,441 61,064
Meeder Conservative Allocation Fund - Retail
Class .......................... 1,305 29,754
Meeder Dynamic Allocation Fund - Retail Class 12,007 179,745
Meeder Muirfield Fund - Retail Class ....... 6,378 65,311
Total Trustee Deferred Compensation
(Cost $ 257,539 ) ................... 335,874
Dynamic Allocation Fund
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
Sept 2024 ......... 524 9/20/24 61,391,840 (156,092)
Mini MSCI Emg Mkt Futures
- Sept 2024 ........ 205 9/20/24 11,154,050 (100,588)
Russell 2000 Futures Mini
September 2024 ..... 229 9/20/24 23,644,250 207,220
S&P 500 Mini Futures
September 2024 ..... 33 9/20/24 9,110,475 (42,277)
S&P Mid Cap Futures EMini
September 2024 ..... 33 9/20/24 9,761,730 (15,489)
Total Futures Contracts .. 1,024 115,062,345 (107,226)
(1) Represents non-income producing securities.
(2) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(3) Exchange-traded fund.
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2024.
(5) Assets of affiliates to the Dynamic Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation
Plan.

2024 Semi-Annual Report | June 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2024 (unaudited)
Sector Rotation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 56 .5%
Communication Services — 6.5%
Alphabet Inc ....................... 5,731 1,043,902
AT&T Inc .......................... 4,096 78,275
Charter Communications Inc
(1)
........... 69 20,628
Comcast Corp ...................... 2,243 87,836
Electronic Arts Inc ................... 168 23,407
Live Nation Entertainment Inc
(1)
........... 143 13,405
Meta Platforms Inc ................... 1,154 581,870
Netflix Inc
(1)
........................ 226 152,523
Omnicom Group Inc .................. 217 19,465
Paramount Global .................... 267 4,907
Pinterest Inc
(1)
...................... 343 15,116
ROBLOX Corp
(1)
..................... 311 11,572
Roku Inc
(1)
......................... 104 6,233
Spotify Technology SA
(1)
................ 82 25,731
Take-Two Interactive Software Inc
(1)
........ 107 16,637
T-Mobile US Inc ..................... 261 45,983
Trade Desk Inc/The
(1)
................. 263 25,687
Verizon Communications Inc ............ 2,321 95,718
Walt Disney Co/The .................. 985 97,801
Warner Bros Discovery Inc
(1)
............. 1,808 13,451
2,380,147
Consumer Discretionary — 11.7%
Abercrombie & Fitch Co
(1)
............... 51 9,070
Airbnb Inc
(1)
........................ 375 56,861
Amazon.com Inc
(1)
................... 7,288 1,408,406
Aptiv PLC
(1)
........................ 329 23,168
AutoZone Inc
(1)
...................... 15 44,461
Bath & Body Works Inc ................ 299 11,676
Best Buy Co Inc ..................... 210 17,701
Booking Holdings Inc ................. 29 114,883
BorgWarner Inc ..................... 576 18,570
Brunswick Corp/DE .................. 295 21,467
Burlington Stores Inc
(1)
................ 65 15,600
CarMax Inc
(1)
....................... 266 19,508
Carnival Corp
(1)
..................... 1,091 20,424
Carvana Co
(1)
....................... 96 12,357
Chipotle Mexican Grill Inc
(1)
............. 1,200 75,180
Coupang Inc
(1)
...................... 1,000 20,950
Crocs Inc
(1)
........................ 83 12,113
Darden Restaurants Inc ................ 176 26,632
Deckers Outdoor Corp
(1)
................ 24 23,231
Dick's Sporting Goods Inc .............. 58 12,461
Domino's Pizza Inc ................... 39 20,137
DoorDash Inc
(1)
..................... 293 31,873
DR Horton Inc ...................... 327 46,084
Sector Rotation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
DraftKings Inc
(1)
..................... 476 18,169
Duolingo Inc
(1)
...................... 37 7,721
eBay Inc .......................... 538 28,901
Etsy Inc
(1)
......................... 157 9,260
Expedia Group Inc
(1)
.................. 127 16,001
Floor & Decor Holdings Inc
(1)
............. 181 17,993
Ford Motor Co ...................... 3,680 46,147
GameStop Corp
(1)
.................... 233 5,753
Garmin Ltd ........................ 128 20,854
General Motors Co ................... 1,019 47,343
Genuine Parts Co .................... 161 22,270
Graham Holdings Co .................. 34 23,785
Hilton Worldwide Holdings Inc ........... 262 57,168
Home Depot Inc/The .................. 823 283,310
Las Vegas Sands Corp ................. 406 17,965
Lear Corp ......................... 217 24,784
Lennar Corp
(1)
...................... 523 72,922
Liberty Media Corp-Liberty Formula One .... 195 12,525
Lowe's Cos Inc ..................... 508 111,994
Lululemon Athletica Inc
(1)
............... 111 33,156
Marriott International Inc/MD ............ 239 57,783
McDonald's Corp .................... 594 151,375
MGM Resorts International
(1)
............. 478 21,242
NIKE Inc .......................... 1,009 76,048
Norwegian Cruise Line Holdings Ltd
(1)
...... 520 9,771
O'Reilly Automotive Inc
(1)
............... 52 54,915
Pool Corp ......................... 70 21,513
PulteGroup Inc ...................... 370 40,737
Rivian Automotive Inc
(1)
................ 818 10,978
Ross Stores Inc ..................... 326 47,374
Royal Caribbean Cruises Ltd
(1)
........... 233 37,147
Starbucks Corp ..................... 929 72,323
Tapestry Inc ....................... 435 18,614
Taylor Morrison Home Corp
(1)
............ 555 30,769
Tesla Inc
(1)
......................... 2,246 444,438
TJX Cos Inc/The ..................... 966 106,357
Toll Brothers Inc ..................... 240 27,643
Tractor Supply Co .................... 107 28,890
Ulta Beauty Inc
(1)
.................... 54 20,837
VF Corp .......................... 760 10,260
Wayfair Inc
(1)
....................... 143 7,540
Williams-Sonoma Inc ................. 64 18,072
Yum! Brands Inc ..................... 270 35,764
4,291,224
Consumer Staples — 1.3%
Altria Group Inc ..................... 338 15,396

2024 Semi-Annual Report | June 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2024 (unaudited)
Sector Rotation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Archer-Daniels-Midland Co ............. 103 6,226
BJ's Wholesale Club Holdings Inc
(1)
........ 36 3,162
Bunge Global SA .................... 37 3,951
Celsius Holdings Inc
(1)
................. 30 1,713
Clorox Co/The ...................... 30 4,094
Coca-Cola Co/The ................... 662 42,136
Colgate-Palmolive Co ................. 164 15,915
Constellation Brands Inc ............... 38 9,777
Costco Wholesale Corp ................ 77 65,449
Dollar General Corp .................. 42 5,554
Dollar Tree Inc
(1)
..................... 41 4,378
elf Beauty Inc
(1)
..................... 12 2,529
Estee Lauder Cos Inc/The .............. 46 4,894
General Mills Inc .................... 143 9,046
Hershey Co/The ..................... 36 6,618
Kenvue Inc ........................ 371 6,745
Keurig Dr Pepper Inc .................. 196 6,546
Kimberly-Clark Corp .................. 71 9,812
Kraft Heinz Co/The ................... 192 6,186
Kroger Co/The ...................... 127 6,341
Lamb Weston Holdings Inc .............. 34 2,859
McCormick & Co Inc/MD ............... 65 4,611
Mondelez International Inc .............. 272 17,800
Monster Beverage Corp
(1)
............... 169 8,442
PepsiCo Inc ........................ 237 39,088
Philip Morris International Inc ............ 286 28,980
Procter & Gamble Co/The .............. 406 66,958
Sysco Corp ........................ 101 7,210
Target Corp ........................ 82 12,139
US Foods Holding Corp
(1)
............... 77 4,079
Walgreens Boots Alliance Inc ............ 176 2,129
Walmart Inc ....................... 729 49,361
480,124
Financials — 4.8%
Affirm Holdings Inc
(1)
.................. 101 3,051
Aflac Inc .......................... 169 15,093
Allstate Corp/The .................... 80 12,773
American Express Co ................. 155 35,890
American International Group Inc ......... 237 17,595
Ameriprise Financial Inc ............... 36 15,379
Aon PLC .......................... 57 16,734
Apollo Global Management Inc ........... 161 19,009
Arch Capital Group Ltd
(1)
............... 115 11,602
Ares Management Corp ................ 60 7,997
Arthur J Gallagher & Co ................ 67 17,374
Bank of America Corp ................. 1,784 70,950
Sector Rotation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Bank of New York Mellon Corp/The ........ 262 15,691
Berkshire Hathaway Inc
(1)
.............. 467 189,976
BlackRock Inc ...................... 44 34,642
Blackstone Inc ...................... 205 25,379
Block Inc
(1)
........................ 169 10,899
Capital One Financial Corp .............. 126 17,445
Charles Schwab Corp/The .............. 398 29,329
Chubb Ltd ......................... 109 27,804
Citigroup Inc ....................... 510 32,365
Citizens Financial Group Inc ............. 354 12,755
CME Group Inc ...................... 99 19,463
CNO Financial Group Inc ............... 369 10,229
Coinbase Global Inc
(1)
................. 48 10,667
Comerica Inc ....................... 203 10,361
Corpay Inc
(1)
....................... 27 7,193
Discover Financial Services ............. 74 9,680
Equitable Holdings Inc ................. 207 8,458
FactSet Research Systems Inc ........... 17 6,941
Fidelity National Financial Inc ............ 125 6,177
Fidelity National Information Services Inc .... 196 14,770
Fifth Third Bancorp ................... 302 11,020
First Busey Corp .................... 562 13,606
First Citizens BancShares Inc/NC ......... 3 5,051
First Commonwealth Financial Corp ........ 1,147 15,840
First Mid Bancshares Inc ............... 392 12,889
Fiserv Inc
(1)
........................ 181 26,976
Global Payments Inc .................. 89 8,606
Goldman Sachs Group Inc/The ........... 90 40,709
Hartford Financial Services Group Inc/The ... 139 13,975
Intercontinental Exchange Inc ............ 167 22,861
JPMorgan Chase & Co ................ 736 148,863
Kinsale Capital Group Inc ............... 7 2,697
KKR & Co Inc ....................... 199 20,943
Loews Corp ........................ 207 15,471
LPL Financial Holdings Inc .............. 26 7,262
Markel Group Inc
(1)
................... 5 7,878
Marsh & McLennan Cos Inc ............. 130 27,394
Mastercard Inc ..................... 212 93,526
MetLife Inc ........................ 220 15,442
Moody's Corp ...................... 48 20,205
Morgan Stanley ..................... 317 30,809
MSCI Inc .......................... 23 11,080
Nasdaq Inc ........................ 145 8,738
Northern Trust Corp .................. 99 8,314
NU Holdings Ltd/Cayman Islands
(1)
........ 675 8,701
PayPal Holdings Inc
(1)
................. 304 17,641
PNC Financial Services Group Inc/The ...... 118 18,347

2024 Semi-Annual Report | June 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2024 (unaudited)
Sector Rotation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Progressive Corp/The ................. 153 31,780
Prudential Financial Inc ................ 126 14,766
Regions Financial Corp ................ 514 10,300
Robinhood Markets Inc
(1)
............... 214 4,860
S&P Global Inc ...................... 84 37,464
SoFi Technologies Inc
(1)
................ 472 3,120
SouthState Corp ..................... 157 11,998
Starwood Property Trust Inc ............. 534 10,114
SVB Financial Group
(1)
................. 798 24
Synchrony Financial .................. 229 10,806
T Rowe Price Group Inc ................ 93 10,724
Toast Inc
(1)
........................ 141 3,633
Travelers Cos Inc/The ................. 69 14,030
Truist Financial Corp .................. 446 17,327
US Bancorp ........................ 483 19,175
Visa Inc .......................... 404 106,038
Wells Fargo & Co .................... 921 54,698
WesBanco Inc ...................... 483 13,480
Willis Towers Watson PLC .............. 35 9,175
1,762,027
Health Care — 4.4%
Abbott Laboratories .................. 435 45,201
AbbVie Inc ........................ 453 77,699
Agilent Technologies Inc ............... 90 11,667
Align Technology Inc
(1)
................. 29 7,002
Alnylam Pharmaceuticals Inc
(1)
........... 45 10,935
American Well Corp
(1)
................. 5,716 1,857
Amgen Inc ........................ 141 44,056
Avantor Inc
(1)
....................... 251 5,321
Axsome Therapeutics Inc
(1)
.............. 47 3,784
Baxter International Inc ................ 176 5,887
Becton Dickinson & Co ................ 77 17,996
Biogen Inc
(1)
....................... 49 11,359
BioMarin Pharmaceutical Inc
(1)
........... 72 5,928
Bio-Techne Corp .................... 60 4,299
Blueprint Medicines Corp
(1)
.............. 30 3,233
Boston Scientific Corp
(1)
................ 376 28,956
Bristol-Myers Squibb Co ............... 574 23,838
Cardinal Health Inc ................... 75 7,374
Cencora Inc ........................ 41 9,237
Centene Corp
(1)
..................... 167 11,072
Charles River Laboratories International Inc
(1)
. 31 6,404
Cigna Group/The .................... 73 24,132
Cooper Cos Inc/The .................. 80 6,984
CVS Health Corp .................... 340 20,080
Cytokinetics Inc
(1)
.................... 43 2,330
Sector Rotation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Danaher Corp ...................... 164 40,975
Dexcom Inc
(1)
....................... 111 12,585
Edwards Lifesciences Corp
(1)
............ 176 16,257
Elanco Animal Health Inc
(1)
.............. 205 2,958
Elevance Health Inc .................. 63 34,137
Eli Lilly & Co ....................... 217 196,468
Exact Sciences Corp
(1)
................. 80 3,380
GE HealthCare Technologies Inc .......... 127 9,896
Gilead Sciences Inc .................. 328 22,504
GRAIL Inc
(1)
........................ 10 154
Guardant Health Inc
(1)
................. 80 2,310
HCA Healthcare Inc ................... 58 18,634
Humana Inc ....................... 34 12,704
ICON PLC
(1)
........................ 28 8,777
Ideaya Biosciences Inc
(1)
............... 98 3,441
IDEXX Laboratories Inc
(1)
............... 25 12,180
Illumina Inc ........................ 64 6,680
Insmed Inc
(1)
....................... 47 3,149
Insulet Corp
(1)
...................... 29 5,852
Intellia Therapeutics Inc
(1)
.............. 149 3,335
Intra-Cellular Therapies Inc
(1)
............ 47 3,219
Intuitive Surgical Inc
(1)
................. 96 42,706
IQVIA Holdings Inc
(1)
.................. 54 11,418
Johnson & Johnson .................. 614 89,742
Labcorp Holdings Inc ................. 44 8,954
McKesson Corp ..................... 35 20,441
Medtronic PLC ...................... 351 27,627
Merck & Co Inc ..................... 645 79,851
Mettler-Toledo International Inc
(1)
......... 7 9,783
Moderna Inc
(1)
...................... 92 10,925
Molina Healthcare Inc
(1)
................ 21 6,243
Natera Inc
(1)
........................ 41 4,440
Neurocrine Biosciences Inc
(1)
............ 48 6,608
Penumbra Inc
(1)
..................... 21 3,779
Pfizer Inc ......................... 1,484 41,522
Quest Diagnostics Inc ................. 55 7,528
Regeneron Pharmaceuticals Inc
(1)
......... 27 28,378
Repligen Corp
(1)
..................... 35 4,412
ResMed Inc ........................ 43 8,231
REVOLUTION Medicines Inc
(1)
............ 72 2,794
Rocket Pharmaceuticals Inc
(1)
............ 178 3,832
Sarepta Therapeutics Inc
(1)
.............. 32 5,056
Solventum Corp
(1)
.................... 52 2,750
STERIS PLC ........................ 37 8,123
Stryker Corp ....................... 92 31,303
Syndax Pharmaceuticals Inc
(1)
........... 213 4,373
Tandem Diabetes Care Inc
(1)
............. 37 1,491

2024 Semi-Annual Report | June 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2024 (unaudited)
Sector Rotation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Teleflex Inc ........................ 28 5,889
Tenet Healthcare Corp
(1)
................ 37 4,922
Thermo Fisher Scientific Inc ............. 94 51,982
Ultragenyx Pharmaceutical Inc
(1)
.......... 90 3,699
United Therapeutics Corp
(1)
............. 18 5,734
UnitedHealth Group Inc ................ 239 121,713
Universal Health Services Inc ............ 34 6,288
Vaxcyte Inc
(1)
....................... 63 4,757
Veeva Systems Inc
(1)
.................. 50 9,151
Vertex Pharmaceuticals Inc
(1)
............ 68 31,873
Viatris Inc ......................... 563 5,985
Viking Therapeutics Inc
(1)
............... 34 1,802
Waters Corp
(1)
...................... 29 8,414
West Pharmaceutical Services Inc ......... 21 6,917
Zimmer Biomet Holdings Inc ............ 77 8,357
Zoetis Inc ......................... 135 23,404
1,589,423
Industrials — 7.0%
3M Co ........................... 308 31,475
Advanced Drainage Systems Inc .......... 53 8,501
AECOM ........................... 132 11,634
AMETEK Inc ....................... 134 22,339
Arcosa Inc ........................ 105 8,758
Automatic Data Processing Inc ........... 224 53,467
Axon Enterprise Inc
(1)
................. 46 13,535
Boeing Co/The
(1)
..................... 302 54,967
Booz Allen Hamilton Holding Corp ......... 90 13,851
Broadridge Financial Solutions Inc ......... 98 19,306
Builders FirstSource Inc
(1)
.............. 77 10,658
Carlisle Cos Inc ..................... 31 12,562
Carrier Global Corp ................... 465 29,332
Caterpillar Inc ...................... 270 89,937
CH Robinson Worldwide Inc ............. 84 7,402
Chart Industries Inc
(1)
................. 38 5,485
Cintas Corp ........................ 49 34,313
Clean Harbors Inc
(1)
................... 53 11,986
CNH Industrial NV
(1)
................... 827 8,378
Comfort Systems USA Inc .............. 25 7,603
Copart Inc
(1)
........................ 575 31,142
CSX Corp ......................... 1,176 39,337
Cummins Inc ....................... 82 22,708
Curtiss-Wright Corp .................. 61 16,530
Dayforce Inc
(1)
...................... 139 6,894
Deere & Co ........................ 139 51,935
Delta Air Lines Inc ................... 419 19,877
Dover Corp ........................ 97 17,504
Sector Rotation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Eaton Corp PLC ..................... 211 66,159
EMCOR Group Inc .................... 30 10,952
Emerson Electric Co .................. 300 33,048
Equifax Inc ........................ 89 21,579
Expeditors International of Washington Inc ... 113 14,101
Fastenal Co ........................ 337 21,177
FedEx Corp ........................ 131 39,279
Ferguson PLC ...................... 125 24,206
Fortive Corp ....................... 239 17,710
Fortune Brands Innovations Inc ........... 190 12,339
FTAI Aviation Ltd .................... 82 8,465
GE Vernova Inc
(1)
.................... 148 25,383
Generac Holdings Inc
(1)
................ 47 6,214
General Dynamics Corp ................ 131 38,008
General Electric Co ................... 576 91,567
Graco Inc ......................... 170 13,478
HEICO Corp
(1)
....................... 125 22,190
Honeywell International Inc ............. 381 81,359
Howmet Aerospace Inc ................ 228 17,700
Hubbell Inc ........................ 37 13,523
Illinois Tool Works Inc ................. 159 37,677
Ingersoll Rand Inc ................... 245 22,256
ITT Inc ........................... 102 13,176
Jacobs Solutions Inc .................. 97 13,552
JB Hunt Transport Services Inc ........... 79 12,640
Johnson Controls International plc ......... 364 24,195
Kennametal Inc ..................... 462 10,875
L3Harris Technologies Inc .............. 119 26,725
Leidos Holdings Inc .................. 86 12,546
Lennox International Inc ............... 24 12,840
Lincoln Electric Holdings Inc ............. 48 9,055
Lockheed Martin Corp ................. 107 49,980
Lyft Inc
(1)
.......................... 245 3,454
Masco Corp ....................... 194 12,934
MasTec Inc
(1)
....................... 51 5,456
NEXTracker Inc
(1)
.................... 86 4,032
Nordson Corp ...................... 48 11,133
Norfolk Southern Corp ................. 138 29,627
Northrop Grumman Corp ............... 76 33,132
nVent Electric PLC ................... 150 11,492
Old Dominion Freight Line Inc ............ 122 21,545
Otis Worldwide Corp .................. 270 25,990
Owens Corning ..................... 67 11,639
PACCAR Inc ........................ 281 28,926
Parker-Hannifin Corp ................. 72 36,418
Paychex Inc ....................... 220 26,083
Paycom Software Inc ................. 43 6,151

2024 Semi-Annual Report | June 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2024 (unaudited)
Sector Rotation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Pentair PLC ........................ 180 13,801
Quanta Services Inc .................. 90 22,868
RB Global Inc ....................... 122 9,316
Regal Rexnord Corp .................. 56 7,572
Resources Connection Inc .............. 961 10,609
Rockwell Automation Inc ............... 72 19,820
Rollins Inc ......................... 223 10,880
RTX Corp ......................... 743 74,590
Saia Inc
(1)
......................... 18 8,537
SiteOne Landscape Supply Inc
(1)
.......... 54 6,556
Snap-on Inc ....................... 43 11,240
Southwest Airlines Co ................. 376 10,757
Stanley Black & Decker Inc ............. 129 10,306
Sunrun Inc
(1)
....................... 245 2,906
Tetra Tech Inc ...................... 53 10,837
Textron Inc ........................ 143 12,278
Toro Co/The ....................... 97 9,070
Trane Technologies PLC ................ 118 38,814
TransDigm Group Inc ................. 30 38,328
TransUnion ........................ 145 10,753
Trex Co Inc
(1)
....................... 119 8,820
Uber Technologies Inc
(1)
................ 1,048 76,169
UFP Industries Inc ................... 105 11,760
Union Pacific Corp ................... 324 73,308
United Airlines Holdings Inc
(1)
............ 208 10,121
United Parcel Service Inc ............... 394 53,919
United Rentals Inc ................... 41 26,516
Veralto Corp ....................... 152 14,511
Verisk Analytics Inc ................... 89 23,990
Vertiv Holdings Co ................... 194 16,795
Waste Management Inc ................ 212 45,228
Watsco Inc ........................ 26 12,044
WESCO International Inc ............... 44 6,975
Westinghouse Air Brake Technologies Corp ... 110 17,386
WillScot Mobile Mini Holdings Corp
(1)
....... 185 6,963
Woodward Inc ...................... 50 8,719
WW Grainger Inc .................... 28 25,263
XPO Inc
(1)
......................... 78 8,280
Xylem Inc/NY ....................... 151 20,480
2,560,467
Information Technology — 17.0%
Accenture PLC ...................... 303 91,933
Adobe Inc
(1)
........................ 195 108,330
Advanced Energy Industries Inc .......... 272 29,583
Advanced Micro Devices Inc
(1)
........... 664 107,707
Amphenol Corp ..................... 848 57,130
Sector Rotation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Analog Devices Inc ................... 223 50,902
Apple Inc ......................... 5,759 1,212,961
Applied Materials Inc ................. 359 84,720
Arista Networks Inc
(1)
................. 120 42,058
Atlassian Corp
(1)
..................... 97 17,157
Autodesk Inc
(1)
...................... 152 37,612
Broadcom Inc ...................... 173 277,757
Cadence Design Systems Inc
(1)
........... 155 47,701
Cisco Systems Inc ................... 1,716 81,527
Cloudflare Inc
(1)
..................... 190 15,738
Cognizant Technology Solutions Corp ....... 593 40,324
Crowdstrike Holdings Inc
(1)
.............. 108 41,385
Datadog Inc
(1)
...................... 173 22,436
Fair Isaac Corp
(1)
.................... 16 23,819
First Solar Inc
(1)
..................... 49 11,048
Fortinet Inc
(1)
....................... 357 21,516
HubSpot Inc
(1)
...................... 33 19,463
Intel Corp ......................... 1,802 55,808
International Business Machines Corp ...... 406 70,218
Intuit Inc .......................... 131 86,095
Keysight Technologies Inc
(1)
............. 194 26,529
KLA Corp ......................... 68 56,067
Lam Research Corp .................. 65 69,215
Marvell Technology Inc ................ 422 29,498
Microchip Technology Inc .............. 373 34,130
Micron Technology Inc ................ 455 59,846
Microsoft Corp ...................... 2,933 1,310,904
MicroStrategy Inc
(1)
................... 7 9,642
Monolithic Power Systems Inc ........... 30 24,650
Motorola Solutions Inc ................. 90 34,745
NVIDIA Corp ....................... 9,353 1,155,470
ON Semiconductor Corp
(1)
.............. 284 19,468
Oracle Corp ........................ 642 90,650
Palantir Technologies Inc
(1)
.............. 940 23,810
Palo Alto Networks Inc
(1)
............... 129 43,732
QUALCOMM Inc ..................... 455 90,627
Roper Technologies Inc ................ 78 43,965
Salesforce Inc ...................... 398 102,326
ServiceNow Inc
(1)
.................... 97 76,307
Snowflake Inc
(1)
..................... 182 24,586
Super Micro Computer Inc
(1)
............. 22 18,026
Synopsys Inc
(1)
...................... 79 47,010
Texas Instruments Inc ................. 403 78,396
Vishay Intertechnology Inc .............. 1,469 32,759
Western Digital Corp
(1)
................. 285 21,594

2024 Semi-Annual Report | June 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2024 (unaudited)
Sector Rotation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Workday Inc
(1)
...................... 102 22,803
6,201,683
Materials — 1.9%
Air Products and Chemicals Inc .......... 123 31,740
Albemarle Corp ..................... 73 6,973
Alcoa Corp ........................ 117 4,654
Alpha Metallurgical Resources Inc ......... 7 1,964
Amcor PLC ........................ 864 8,450
Arcadium Lithium PLC
(1)
............... 765 2,570
ATI Inc
(1)
.......................... 76 4,214
Avery Dennison Corp ................. 53 11,588
Avient Corp ........................ 159 6,940
Axalta Coating Systems Ltd
(1)
............ 152 5,194
Ball Corp ......................... 191 11,464
Berry Global Group Inc ................ 80 4,708
Carpenter Technology Corp ............. 31 3,397
Celanese Corp ...................... 72 9,712
CF Industries Holdings Inc .............. 112 8,301
Chemours Co/The ................... 105 2,370
Cleveland-Cliffs Inc
(1)
................. 323 4,971
Coeur Mining Inc
(1)
................... 306 1,720
Commercial Metals Co ................ 81 4,454
Corteva Inc ........................ 404 21,792
Crown Holdings Inc .................. 68 5,059
Dow Inc .......................... 421 22,334
DuPont de Nemours Inc ................ 245 19,720
Eagle Materials Inc ................... 32 6,959
Eastman Chemical Co ................. 92 9,013
Ecolab Inc ......................... 138 32,844
Element Solutions Inc ................. 283 7,675
FMC Corp ......................... 82 4,719
Freeport-McMoRan Inc ................ 800 38,880
Graphic Packaging Holding Co ........... 231 6,055
Hecla Mining Co ..................... 465 2,255
International Flavors & Fragrances Inc ...... 151 14,377
International Paper Co ................. 202 8,716
Linde PLC ......................... 264 115,846
Louisiana-Pacific Corp ................ 46 3,787
LyondellBasell Industries NV ............. 158 15,114
Martin Marietta Materials Inc ............ 37 20,047
Mosaic Co/The ..................... 209 6,040
Newmont Corp ..................... 643 26,922
Nucor Corp ........................ 137 21,657
Olin Corp ......................... 104 4,904
Packaging Corp of America ............. 57 10,406
PPG Industries Inc ................... 147 18,506
Sector Rotation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Reliance Inc ....................... 33 9,425
Royal Gold Inc ...................... 48 6,008
RPM International Inc ................. 91 9,799
Sealed Air Corp ..................... 112 3,896
Sherwin-Williams Co/The .............. 138 41,183
Southern Copper Corp ................. 53 5,710
Steel Dynamics Inc ................... 91 11,785
United States Steel Corp ............... 131 4,952
Vulcan Materials Co .................. 83 20,640
Warrior Met Coal Inc .................. 34 2,134
Westrock Co ....................... 152 7,640
702,183
Real Estate — 1.9%
Alexandria Real Estate Equities Inc ........ 104 12,165
American Homes 4 Rent ............... 195 7,246
American Tower Corp ................. 237 46,068
Americold Realty Trust Inc .............. 162 4,138
AvalonBay Communities Inc ............. 80 16,551
BXP Inc .......................... 97 5,971
Camden Property Trust ................ 62 6,765
CBRE Group Inc
(1)
.................... 176 15,683
CoStar Group Inc
(1)
................... 214 15,866
Cousins Properties Inc ................ 251 5,811
Crown Castle Inc .................... 225 21,983
CubeSmart ........................ 140 6,324
Digital Realty Trust Inc ................. 162 24,632
Easterly Government Properties Inc ........ 484 5,987
EastGroup Properties Inc ............... 30 5,103
Equinix Inc ........................ 47 35,560
Equity LifeStyle Properties Inc ........... 100 6,513
Equity Residential .................... 214 14,839
Essex Property Trust Inc ............... 37 10,071
Extra Space Storage Inc ............... 110 17,095
Federal Realty Investment Trust .......... 58 5,856
First Industrial Realty Trust Inc ........... 89 4,228
Gaming and Leisure Properties Inc ........ 164 7,414
Healthcare Realty Trust Inc .............. 260 4,285
Healthpeak Properties Inc .............. 407 7,977
Host Hotels & Resorts Inc .............. 400 7,192
Howard Hughes Holdings Inc
(1)
........... 54 3,500
Independence Realty Trust Inc ........... 213 3,992
Invitation Homes Inc .................. 364 13,064
Iron Mountain Inc .................... 155 13,891
Jones Lang LaSalle Inc
(1)
............... 31 6,364
Kilroy Realty Corp .................... 115 3,585
Kimco Realty Corp ................... 412 8,018

2024 Semi-Annual Report | June 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2024 (unaudited)
Sector Rotation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Lamar Advertising Co ................. 50 5,977
LXP Industrial Trust ................... 541 4,934
Macerich Co/The .................... 146 2,254
Medical Properties Trust Inc ............. 340 1,465
Mid-America Apartment Communities Inc .... 67 9,555
NNN REIT Inc ....................... 148 6,305
Omega Healthcare Investors Inc .......... 145 4,966
Park Hotels & Resorts Inc .............. 195 2,921
Prologis Inc ........................ 471 52,898
Public Storage ...................... 83 23,875
Realty Income Corp .................. 443 23,399
Regency Centers Corp ................. 120 7,464
Rexford Industrial Realty Inc ............. 133 5,930
Ryman Hospitality Properties Inc .......... 37 3,695
SBA Communications Corp ............. 57 11,189
Simon Property Group Inc .............. 169 25,654
SL Green Realty Corp ................. 53 3,002
STAG Industrial Inc ................... 159 5,734
Sun Communities Inc ................. 69 8,303
UDR Inc .......................... 197 8,107
Ventas Inc ......................... 218 11,175
VICI Properties Inc ................... 571 16,353
Vornado Realty Trust .................. 115 3,023
Welltower Inc ...................... 283 29,503
Weyerhaeuser Co .................... 417 11,839
WP Carey Inc ....................... 129 7,101
Zillow Group Inc
(1)
.................... 124 5,585
675,943
Total Common Stocks (United States)
(Cost $ 19,593,616 ) ................. 20,643,221
Preferred Stock (United States) — 0 .0%
Wells Fargo & Co .................... 1 1
Total Preferred Stock (United States)
(Cost $ – ) ........................ 1
Registered Investment Companies — 4 .9%
U.S. Fixed Income — 3.4%
BrandywineGLOBAL High Yield Fund - Class I . 12,998 131,665
Dodge & Cox Income Fund - Class I ........ 10,281 127,277
Eaton Vance Emerging Markets Debt
Opportunities Fund - Class R6 .......... 11,673 90,817
Fidelity Advisor High Income Advantage Fund -
Class Z ......................... 12,170 131,553
Fidelity Total Bond Fund - Class Z ......... 54,000 507,057
Frost Total Return Bond Fund - Class I ...... 14,810 143,809
Sector Rotation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Registered Investment Companies — continued
iShares 20+ Year Treasury Bond ETF
(2)
...... 1,466 134,549
1,266,727
International Fixed Income — 0.1%
iShares J.P. Morgan USD Emerging Markets Bond
ETF
(2)
.......................... 410 36,277
36,277
International Equity — 1.4%
Baird Core Plus Bond Fund - Class I ....... 50,519 504,684
504,684
Total Registered Investment Companies
(Cost $ 1,810,161 ) .................. 1,807,688
Money Market Registered Investment Companies — 36 .8%
Meeder Institutional Prime Money Market Fund ,
5.27%
(3)
........................ 13,472,483 13,473,830
Total Money Market Registered Investment
Companies
(Cost $ 13,473,631 ) ................. 13,473,830
Total Investments — 98 .2%
(Cost $ 34,877,408 ) ................. 35,924,740
Other Assets less Liabilities — 1 .8% ....... 646,208
Total Net Assets — 100 .0% ............. 36,570,948
Trustee Deferred Compensation
(4)
Meeder Balanced Fund - Retail Class ....... 1,273 17,504
Meeder Conservative Allocation Fund - Retail
Class .......................... 371 8,459
Meeder Dynamic Allocation Fund - Retail Class 3,393 50,793
Meeder Muirfield Fund - Retail Class ....... 1,834 18,780
Total Trustee Deferred Compensation
(Cost $ 73,747 ) .................... 95,536

2024 Semi-Annual Report | June 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2024 (unaudited)
Sector Rotation Fund
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
Sept 2024 ......... 61 9/20/24 7,146,760 (18,588)
Mini MSCI Emg Mkt Futures
- Sept 2024 ........ 23 9/20/24 1,251,430 (11,286)
S&P 500 Mini Futures
September 2024 ..... 14 9/20/24 3,865,050 (7,418)
S&P Mid Cap Futures EMini
September 2024 ..... 6 9/20/24 1,774,860 4
Total Futures Contracts .. 104 14,038,100 (37,288)
(1) Represents non-income producing securities.
(2) Exchange-traded fund.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2024.
(4) Assets of affiliates to the Sector Rotation Fund held for the benefit of the
Fund’s Trustees in connection with the Trustee Deferred Compensation
Plan.

2024 Semi-Annual Report | June 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2024 (unaudited)
Tactical Income Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Registered Investment Companies — 82 .1%
U.S. Fixed Income — 75.4%
BrandywineGLOBAL High Yield Fund - Class I . 891,989 9,035,854
Diamond Hill Short Duration Securitized Bond
Fund - Class Y .................... 771,007 7,571,285
Eaton Vance Emerging Markets Debt
Opportunities Fund - Class R6 .......... 464,244 3,611,819
Fidelity Advisor High Income Advantage Fund -
Class Z ......................... 844,133 9,125,081
Fidelity Total Bond Fund - Class Z ......... 767,673 7,208,453
Frost Total Return Bond Fund - Class I ...... 897,219 8,711,995
PIMCO Low Duration Income Fund - Class I .. 1,349,114 10,792,910
56,057,397
International Fixed Income — 6.7%
iShares J.P. Morgan USD Emerging Markets Bond
ETF
(1)
.......................... 56,370 4,987,617
4,987,617
Total Registered Investment Companies
(Cost $ 60,032,934 ) ................. 61,045,014
Money Market Registered Investment Companies — 17 .6%
Meeder Institutional Prime Money Market Fund ,
5.27%
(2)
........................ 13,073,389 13,074,697
Total Money Market Registered Investment
Companies
(Cost $ 13,070,279 ) ................. 13,074,697
Total Investments — 99 .7%
(Cost $ 73,103,213 ) ................. 74,119,711
Other Assets less Liabilities — 0 .3% ....... 239,641
Total Net Assets — 100 .0% ............. 74,359,352
Trustee Deferred Compensation
(3)
Meeder Balanced Fund - Retail Class ....... 1,481 20,364
Meeder Conservative Allocation Fund - Retail
Class .......................... 441 10,055
Meeder Dynamic Allocation Fund - Retail Class 3,838 57,455
Meeder Muirfield Fund - Retail Class ....... 2,291 23,460
Total Trustee Deferred Compensation
(Cost $ 89,401 ) .................... 111,334
(1) Exchange-traded fund.
(2) Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2024.
(3) Assets of affiliates to the Tactical Income Fund held for the benefit of the
Fund’s Trustees in connection with the Trustee Deferred Compensation
Plan.

2024 Semi-Annual Report | June 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2024 (unaudited)
Institutional Prime Money Market Fund
Security Description
Coupon/
Yield
Maturity/
Demand
Date
Principal
Amount ($)
or Shares
Fair
Value ($)
Certificates of Deposit — 3 .1%
Bank of Nova Scotia (Secured
Overnight Financing Rate +
0.64%) ............. 5 .98%
(1)
7/8/24 1,000,000 1,000,135
Mizuho Bank (Secured
Overnight Financing Rate +
0.18%) ............. 5 .52%
(1)
7/25/24 5,000,000 5,000,340
Nordea Bank ABP (Secured
Overnight Financing Rate +
0.29%) ............. 5 .63%
(1)
2/5/25 5,000,000 5,001,360
Sumitomo Mitsui Bank
(Secured Overnight
Financing Rate + 0.19%) . 5 .53%
(1)
7/26/24 5,000,000 5,000,420
Total Certificates of Deposit
(Cost $ 16,000,097 ) ................... 16,002,255
Commercial Paper — 34 .3%
Alinghi Funding Co LLC .... 5 .51% 10/22/24 7,960,000 7,822,746
American Honda Finance ... 5 .53% 8/21/24 5,000,000 4,958,210
American Honda Finance ... 5 .56% 8/26/24 10,000,000 9,908,570
Anglesea Funding ....... 5 .33% 7/1/24 12,000,000 11,994,660
Aquitaine Funding Co LLC .. 5 .47% 8/1/24 5,000,000 4,974,305
Australia & New Zealand
Banking Group Ltd ..... 5 .86% 7/16/24 2,500,000 2,493,337
Australia & New Zealand
Banking Group Ltd ..... 5 .29% 11/13/24 5,000,000 4,898,225
Bank of Montreal ........ 5 .40% 7/30/24 7,500,000 7,464,188
Bank of Nova Scotia (Secured
Overnight Financing Rate +
0.23%) ............. 5 .55%
(1)
11/5/24 6,000,000 6,000,900
Barclays Bank .......... 5 .46% 8/12/24 1,300,000 1,291,229
Barclays Bank PLC ....... 5 .48% 10/9/24 3,820,000 3,761,501
Barclays Bank PLC ....... 5 .41% 7/3/24 2,500,000 2,498,152
Bedford Row Funding (Secured
Overnight Financing Rate +
0.17%) ............. 5 .48% 8/5/24 10,000,000 10,000,314
BofA Securities Inc ....... 5 .43% 9/26/24 5,000,000 4,932,000
Canadian Imperial Bank of
Commerce ........... 5 .85% 7/1/24 7,500,000 7,496,670
Canadian Imperial Holdings Inc 5 .28% 7/26/24 1,800,000 1,792,555
Columbia Funding Co LLC .. 5 .44% 7/18/24 6,634,000 6,614,237
Columbia Funding Co LLC .. 5 .41% 9/4/24 6,000,000 5,938,314
HSBC USA Inc .......... 5 .55% 7/3/24 1,000,000 999,256
HSBC USA Inc .......... 5 .51% 7/26/24 5,250,000 5,227,819
HSBC USA Inc .......... 5 .39% 7/5/24 6,500,000 6,493,227
Longship Funding LLC ..... 5 .34% 7/3/24 2,500,000 2,498,153
Mackinac Funding Co ..... 5 .42% 8/2/24 5,000,000 4,973,775
Mackinac Funding Co LLC .. 5 .45% 8/20/24 3,500,000 3,472,164
Macquarie Bank Ltd ...... 5 .37% 8/12/24 2,500,000 2,483,100
Macquarie Bank Ltd ...... 5 .38% 11/20/24 1,400,000 1,369,320
Institutional Prime Money Market Fund
Security Description
Coupon/
Yield
Maturity/
Demand
Date
Principal
Amount ($)
or Shares
Fair
Value ($)
Commercial Paper — continued
Macquarie International
Finance Ltd .......... 5 .43% 9/3/24 3,000,000 2,969,544
Macquarie International
Finance Ltd .......... 5 .66% 8/16/24 2,200,000 2,183,784
MUFG Bank Ltd/New York NY 5 .41% 8/16/24 2,500,000 2,481,918
MUFG Bank Ltd/New York NY 5 .73% 8/9/24 1,060,000 1,053,450
MUFG Bank Ltd/New York NY 5 .43% 7/29/24 2,000,000 1,990,924
Old Line Funding LLC ..... 5 .38% 8/19/24 10,000,000 9,921,890
Pacific Life Short Term Funding
LLC ............... 5 .47% 8/22/24 3,000,000 2,975,394
Royal Bank of Canada/New
York NY ............. 5 .88% 7/3/24 1,500,000 1,498,893
Sumitomo Mitsui Trust Bank
Ltd/Singapore ........ 5 .45% 8/8/24 8,250,000 8,200,112
Svenska Handelsbanken AB . 5 .31% 9/6/24 6,000,000 5,938,278
Westpac Bank Corp (Secured
Overnight Financing Rate +
0.47%) ............. 5 .36%
(1)
7/22/24 2,500,000 2,500,633
Total Commercial Paper
(Cost $ 174,155,826 ) .................. 174,071,747
Repurchase Agreements — 43 .4%
Loop Capital (Collateralized
by $47,852,627 FNMAs,
4.50%, due 7/1/52, fair value
$45,900,000) (proceeds
$45,020,063), purchase date
6/28/24 ............ 5 .35% 7/1/24 45,000,000 45,000,000
South Street (Collateralized by
$51,962,649 various FCSBs,
FHLBs, FMACs, FNMAs,
GNMAs, and U.S. Treasuries,
0.38% - 6.00%, due
9/29/25 - 6/1/54, fair value
$51,000,055) (proceeds
$50,022,667), purchase date
6/28/24 ............ 5 .44% 7/1/24 50,000,000 50,000,000
South Street (Collateralized by
$52,179,490 various FCSBs,
FHLBs, FMACs, FNMAs,
GNMAs, and U.S. Treasuries,
1.00% - 6.50%, due
7/24/25 - 6/1/54, fair value
$51,000,029)(proceeds
$50,022,583), purchase date
6/28/24 ............ 5 .42% 7/1/24 50,000,000 50,000,000

2024 Semi-Annual Report | June 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2024 (unaudited)
Institutional Prime Money Market Fund
Security Description
Coupon/
Yield
Maturity/
Demand
Date
Principal
Amount ($)
or Shares
Fair
Value ($)
Repurchase Agreements — continued
StoneX (Collateralized by
$184,240,744 various
Asset Backed Securities,
Corporate Bonds, FMACs,
GNMAs, FNMAs, SBAs, Mid-
Term Notes and Municipal
Bonds, 0.00% - 7.92%, due
7/1/24 - 2/25/67, fair value
$77,551,147) (proceeds
$75,035,125) purch date
6/28/24 ............ 5 .62% 7/1/24 75,000,000 75,000,000
Total Repurchase Agreements
(Cost $ 220,000,000 ) .................. 220,000,000
U.S. Government Agencies — 0 .4%
Freddie Mac ........... 5 .30% 2/12/25 2,105,000 2,056,633
Total U.S. Government Agencies
(Cost $ 2,056,846 ) .................... 2,056,633
U.S. Treasury Bills — 16 .2%
US Treasury Bill ......... 5 .34% 10/31/24 10,000,000 9,824,790
US Treasury Bill ......... 5 .35% 11/29/24 5,000,000 4,892,665
US Treasury Bill ......... 5 .35% 8/22/24 10,000,000 9,924,520
US Treasury Bill ......... 5 .14% 4/17/25 2,500,000 2,401,255
US Treasury Bill ......... 5 .36% 8/20/24 3,600,000 3,573,774
US Treasury Bill ......... 5 .35% 9/3/24 5,000,000 4,953,510
US Treasury Bill ......... 5 .37% 9/17/24 10,000,000 9,886,950
US Treasury Bill ......... 5 .21% 5/15/25 3,000,000 2,870,613
US Treasury Bill ......... 5 .35% 9/5/24 7,500,000 7,428,217
US Treasury Bill ......... 5 .38% 10/1/24 7,500,000 7,400,303
US Treasury Bill ......... 5 .38% 10/8/24 5,000,000 4,928,310
US Treasury Bill ......... 5 .34% 12/19/24 8,000,000 7,805,488
US Treasury Bill ......... 5 .32% 12/26/24 6,500,000 6,335,609
Total U.S. Treasury Bills
(Cost $ 82,223,092 ) ................... 82,226,004
U.S. Treasury Notes — 0 .5%
US Treasury Note ........ 5 .28% 2/15/25 2,500,000 2,449,560
Total U.S. Treasury Notes
(Cost $ 2,450,304 ) .................... 2,449,560
Institutional Prime Money Market Fund
Security Description
Principal
Amount ($)
or Shares
Fair
Value ($)
Money Market Registered Investment Companies — 2 .4%
Federated Hermes Government Obligations Fund
(2)
12,332,493 12,332,493
Total Money Market Registered Investment
Companies
(Cost $ 12,332,493 ) ................... 12,332,493
Total Investments — 100 .3%
(Cost $ 509,218,658 ) .................. 509,138,692
Liabilities less Other Assets — ( 0 .3% ) ........ (1,763,691)
Total Net Assets — 100 .0% ............... 507,375,001
Trustee Deferred Compensation
(3)
Meeder Balanced Fund - Retail Class ......... 116 1,595
Meeder Conservative Allocation Fund - Retail Class 38 866
Meeder Dynamic Allocation Fund - Retail Class .. 280 4,192
Meeder Muirfield Fund - Retail Class ......... 395 4,045
Total Trustee Deferred Compensation
(Cost $ 9,029 ) ....................... 10,698
(1) Floating rate security. Interest rates reset periodically. The reference rate and spread are indicated in the description above. The rate shown represents the rate in effect at June 30, 2024. The maturity date shown reflects the earlier of the next demand date or stated maturity date.
(2) 7-day yield as of June 30, 2024. The Fund may invest a significant portion of its assets in shares of one or more investment companies, including money market mutual funds. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies.
(3) Assets of affiliates to the Institutional Prime Money Market Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred
Compensation Plan.

2024 Semi-Annual Report | June 30, 2024

The accompanying notes are an integral part of these financial statements.
Statements of Assets and Liabilities
June 30, 2024 (unaudited)
Muirfield Fund Spectrum Fund
Assets
Investments, at fair value (1)(2) ............................................................. $ 626,940,972 $ 203,113,803
Repurchase agreements, at fair value (1) ...................................................... — —
Investments in affiliates, at fair value (1) ...................................................... 228,631,034 5,657,831
Trustee deferred compensation investments, at fair value ........................................... 490,160 88,668
Deposits at broker for futures contracts (3) ..................................................... 12,359,768 4,055,231
Cash held at broker for collateral on securities sold short ........................................... — 47,388,370
Receivable for securities sold .............................................................. 7,853,140 1,822,790
Receivable for capital stock issued .......................................................... 657,174 139,382
Interest and dividend receivable ............................................................ 1,065,136 98,594
Prepaid expenses/other assets ............................................................. 42,430 208,008
Total Assets .......................................................................... 878,039,814 262,572,677
Liabilities
Securities sold short at fair value (Proceeds Received $ 48,618,131 ) .................................... — 48,618,131
Payable for securities purchased ............................................................ 7,883,047 1,830,749
Payable for Trustee Deferred Compensation Plan ................................................. 490,160 88,668
Payable for capital stock redeemed ......................................................... 194,522 76,225
Dividends payable ..................................................................... — —
Dividend expense payable on short positions ................................................... — 66,094
Payable to investment adviser ............................................................. 435,747 125,425
Accrued distribution plan (12b-1) and shareholder service plan fees .................................... 75,188 17,691
Accrued transfer agent, fund accounting, CCO, and administration fees and expenses ........................ 110,151 41,001
Accrued trustee fees .................................................................... 2,665 1,069
Other accrued liabilities .................................................................. 42,410 28,998
Total Liabilities ........................................................................ 9,233,890 50,894,051
Net Assets .......................................................................... $ 868,805,924 $ 211,678,626
Net Assets
Capital ............................................................................. $ 644,036,997 $ 159,168,206
Distributable Earnings (Accumulated Deficit) .................................................... 224,768,927 52,510,420
Total Net Assets ....................................................................... $ 868,805,924 $ 211,678,626
Net Asset Value Per Share
Retail Class
Net Assets ....................................................................... $ 47,112,884 $ 1,899,556
Shares Outstanding ................................................................. 4,599,371 135,194
Net Asset Value, Offering and Redemption Price Per Share ....................................... $ 10 .24 $ 14 .05
Adviser Class
Net Assets ....................................................................... $ 113,753,448 $ 39,893,089
Shares Outstanding ................................................................. 10,941,127 2,806,117
Net Asset Value, Offering and Redemption Price Per Share ....................................... $ 10 .40 $ 14 .22
Institutional Class
Net Assets ....................................................................... $ 707,939,592 $ 169,885,981
Shares Outstanding ................................................................. 68,015,360 11,916,103
Net Asset Value, Offering and Redemption Price Per Share ....................................... $ 10 .41 $ 14 .26
Net Asset Value Per Share - Institutional Prime Money Market Fund
Net Assets .......................................................................
Shares Outstanding .................................................................
Net Asset Value, Offering and Redemption Price Per Share
(1) Investments and affiliated investments at cost (See Note #4) ....................................... $ 733,736,130 $ 124,762,275
(2) Fair value of securities loaned included in investments at fair value (See Note #2 Note #3, and Note #5) .......... $ — $ —
(3) Required margin held as collateral for futures contracts .......................................... $ 8,953,456 $ 2,654,163

2024 Semi-Annual Report | June 30, 2024

The accompanying notes are an integral part of these financial statements.
Global
Allocation Fund Balanced Fund
Moderate
Allocation Fund
Conservative
Allocation Fund
Dynamic
Allocation Fund
Sector Rotation
Fund
Tactical Income
Fund
Institutional
Prime Money
Market Fund
$ 18,347,971 $ 340,621,982 $ 151,932,631 $ 122,585,976 $ 219,818,954 $ 22,450,910 $ 61,045,014 $ 289,138,692
— — — — — — — 220,000,000
16,882,450 48,616,840 21,258,622 10,137,854 111,347,595 13,473,830 13,074,697 —
154,640 308,001 68,041 122,685 335,874 95,536 111,334 10,698
891,689 2,519,414 1,245,787 391,471 5,878,972 620,475 — —
— — — — — — — —
140,659 2,837,493 846,344 400,878 2,571,721 3,403 — —
21,337 176,909 80,702 74,318 359,641 6,130 66,668 —
76,883 431,331 234,616 190,648 515,281 67,111 215,976 290,455
25,944 33,062 34,653 32,535 25,394 31,506 31,575 17,966
36,541,573 395,545,032 175,701,396 133,936,365 340,853,432 36,748,901 74,545,264 509,457,811
— — — — — — — —
139,953 2,843,548 839,136 397,072 2,556,372 — — —
154,640 308,001 68,041 122,685 335,874 95,536 111,334 10,698
26,280 185,151 44,615 47,201 93,064 27,080 14,415 —
— — — — — — — 1,976,193
— — — — — — — —
21,775 212,661 84,017 53,447 167,934 22,063 17,174 —
4,554 36,185 14,581 13,874 19,879 7,103 8,313 53
10,996 71,448 34,885 27,927 61,434 11,089 15,494 73,040
304 1,637 843 625 610 323 383 238
15,183 32,790 25,218 24,208 23,057 14,759 18,799 22,588
373,685 3,691,421 1,111,336 687,039 3,258,224 177,953 185,912 2,082,810
$ 36,167,888 $ 391,853,611 $ 174,590,060 $ 133,249,326 $ 337,595,208 $ 36,570,948 $ 74,359,352 $ 507,375,001
$ 29,917,825 $ 309,236,817 $ 155,082,342 $ 129,189,675 $ 257,836,889 $ 28,783,330 $ 86,620,430 $ 507,447,592
6,250,063 82,616,794 19,507,718 4,059,651 79,758,319 7,787,618 (12,261,078) (72,591)
$ 36,167,888 $ 391,853,611 $ 174,590,060 $ 133,249,326 $ 337,595,208 $ 36,570,948 $ 74,359,352 $ 507,375,001
$ 3,020,836 $ 9,413,074 $ 909,743 $ 6,194,670 $ 11,955,273 $ 12,590,110 $ 2,589,848
249,275 684,670 72,690 271,733 798,790 321,352 281,450
$ 12 .12 $ 13 .75 $ 12 .52 $ 22 .80 $ 14 .97 $ 39 .18 $ 9 .20
$ 4,041,050 $ 75,107,649 $ 33,887,492 $ 23,114,760 $ 28,812,733 $ 4,106,718 $ 9,985,320
330,291 5,411,239 2,695,041 1,001,758 1,898,567 103,858 1,083,578
$ 12 .23 $ 13 .88 $ 12 .57 $ 23 .07 $ 15 .18 $ 39 .54 $ 9 .22
$ 29,106,002 $ 307,332,888 $ 139,792,825 $ 103,939,896 $ 296,827,202 $ 19,874,120 $ 61,784,184
2,385,253 22,094,090 11,100,523 4,495,379 19,591,824 503,536 6,708,792
$ 12 .20 $ 13 .91 $ 12 .59 $ 23 .12 $ 15 .15 $ 39 .47 $ 9 .21
$ 507,375,001
507,394,296
$ 1 .0001
$ 32,232,017 $ 340,411,420 $ 158,675,652 $ 125,482,667 $ 291,215,992 $ 34,877,408 $ 73,103,213 $ 509,218,658
$ — $ — $ — $ — $ — $ — $ — $ —
$ 657,804 $ 1,917,553 $ 763,847 $ 315,285 $ 4,663,858 $ 521,128 $ — $ —

2024 Semi-Annual Report | June 30, 2024

The accompanying notes are an integral part of these financial statements.
Statements of Operations
For the Six Months Ended June 30, 2024 (unaudited)
Muirfield Fund Spectrum Fund
Investment Income
Interest ............................................................................ $ — $ —
Income from affiliates ................................................................... 5,596,907 747,425
Dividends .......................................................................... 3,553,055 1,315,327
Total Investment Income ................................................................. 9,149,962 2,062,752
Fund Expenses
Investment advisory fees ................................................................. 2,543,674 747,751
Transfer agent fees and expenses - Retail Class ................................................. 19,112 1,121
Transfer agent fees and expenses - Adviser Class ................................................ 46,027 22,609
Transfer agent fees and expenses - Institutional Class ............................................. 278,978 96,329
Transfer agent fees and expenses - Money Market Fund ............................................ — —
Fund accounting fees ................................................................... 58,514 28,404
Administration fees .................................................................... 249,636 85,013
Trustee fees ......................................................................... 16,103 4,293
Audit fees ........................................................................... 8,930 8,930
Legal fees ........................................................................... 3,754 3,754
Custody fees ......................................................................... 34,847 9,339
Printing expenses ...................................................................... 9,139 3,784
Distribution plan (12b-1) fees - Retail Class (1) ................................................... 44,572 2,336
Shareholder service plan fees - Retail Class .................................................... 20,195 1,869
Shareholder service plan fees - Adviser Class ................................................... 1,548 364
Shareholder service plan fees - Institutional Class ................................................ 312,648 75,113
Postage expenses ..................................................................... 13,073 7,174
Registration fees ...................................................................... 33,363 23,572
Insurance expenses .................................................................... 19,003 5,191
Chief Compliance Officer fees ............................................................. 4,625 4,625
Excise tax expense ..................................................................... — 227,286
Other expenses ....................................................................... 27,053 16,987
Total Expenses Before Reductions ........................................................... 3,744,794 1,375,844
Expenses voluntarily reimbursed/waived by investment adviser (See Note #5) ............................. — —
Short sales credit ...................................................................... — (502,984)
Net Expenses ........................................................................ 3,744,794 872,860
Net Investment Income (Loss) ............................................................. 5,405,168 1,189,892
Realized and Unrealized Gain (Loss) from Investments – –
Net realized gains from unaffiliated investments ................................................. 49,288,097 6,178,031
Net realized gains (losses) from affiliated investments ............................................. 18,758 39,061
Net realized losses from closed short positions .................................................. — (1,405,115)
Net realized gains from futures contracts ...................................................... 14,887,383 3,770,532
Net Realized Gains from Investment Transactions, Futures Contracts, and Distributions of Long-term Realized Gains by
Other Investment Companies ............................................................ 64,194,238 8,582,509
Net change in unrealized appreciation (depreciation) of unaffiliated investments ............................ 41,236,761 15,642,353
Net change in unrealized appreciation (depreciation) of affiliated investments .............................. (56,982) (49,817)
Net change in unrealized appreciation (depreciation) of short positions .................................. — 1,720,347
Net change in unrealized appreciation (depreciation) of futures contracts ................................. (10,306,969) (2,884,995)
Net Change in Unrealized Appreciation (Depreciation) of Investment Transactions and Futures Contracts ............ 30,872,810 14,427,888
Net Realized and Unrealized Gain (Loss) from Investments .......................................... 95,067,048 23,010,397
Net Change in Net Assets Resulting from Operations .............................................. $ 100,472,216 $ 24,200,289
(1) Only the Retail Class of shares has adopted a Rule 12b-1 Plan. See #5 of the Notes to Financial Statements.

2024 Semi-Annual Report | June 30, 2024

The accompanying notes are an integral part of these financial statements.
Global
Allocation Fund Balanced Fund
Moderate
Allocation Fund
Conservative
Allocation Fund
Dynamic
Allocation Fund
Sector Rotation
Fund
Tactical Income
Fund
Institutional
Prime Money
Market Fund
$ — $ — $ — $ — $ — $ 40 $ 16 $ 14,175,453
427,940 1,421,542 620,852 322,512 2,492,590 304,231 488,434 —
205,599 3,768,362 2,213,906 2,129,854 1,547,744 217,108 1,419,774 —
633,539 5,189,904 2,834,758 2,452,366 4,040,334 521,379 1,908,224 14,175,453
128,889 1,275,428 503,423 321,819 1,060,409 132,883 141,954 713,851
1,785 5,374 562 3,523 7,131 7,520 1,017 —
2,361 43,066 19,838 13,457 16,455 2,440 3,793 —
16,476 176,810 80,284 60,256 158,605 11,301 23,556 —
— — — — — — — 199,709
17,858 37,170 26,789 24,835 33,582 17,964 21,512 43,969
17,185 155,139 72,096 56,464 126,433 17,718 33,339 204,682
961 7,961 3,771 2,952 6,097 979 1,747 586
8,930 8,929 8,827 8,827 8,930 8,931 8,389 7,847
3,754 3,754 3,754 3,754 3,754 3,754 3,754 3,843
1,583 17,483 7,999 6,051 12,406 1,665 3,440 24,190
357 5,478 2,715 2,566 4,230 586 1,157 —
3,719 11,173 1,171 7,337 14,865 12,539 3,177 —
2,342 5,936 787 3,069 5,753 2,545 1,738 —
1 619 173 846 489 74 221 —
4,959 138,882 62,469 46,892 105,887 3,951 26,630 —
551 9,003 4,683 4,762 6,534 1,019 1,999 148
23,101 27,100 24,302 24,546 29,356 23,535 23,983 4,079
873 9,748 4,348 3,311 6,798 961 1,791 15,259
4,625 4,625 4,625 4,625 4,625 4,625 4,625 4,625
— — — — — — — —
13,643 20,511 16,407 15,595 17,620 13,674 14,404 34,492
253,953 1,964,189 849,023 615,487 1,629,959 268,664 322,226 1,257,280
— — — — (99,726) — (39,126) (713,851)
— — — — — — — —
253,953 1,964,189 849,023 615,487 1,530,233 268,664 283,100 543,429
379,586 3,225,715 1,985,735 1,836,879 2,510,101 252,715 1,625,124 13,632,024
– – – – – – – –
662,114 20,698,570 5,892,910 2,615,181 16,949,544 3,908,571 536,993 740
87 4,191 2,340 4,424 (1,689) 4,256 (2,856) —
— — — — — — — —
1,471,322 2,763,795 1,517,806 616,069 7,154,756 1,288,498 — —
2,133,523 23,466,556 7,413,056 3,235,674 24,102,611 5,201,325 534,137 740
923,163 9,165,506 2,172,448 479,036 10,641,334 (2,453,580) (669,130) (199,571)
(3,136) (16,210) (7,484) (7,180) (14,337) (6,807) (2,186) —
— — — — — — — —
(779,855) (2,421,006) (964,732) (450,610) (4,331,722) (455,922) — —
140,172 6,728,290 1,200,232 21,246 6,295,275 (2,916,309) (671,316) (199,571)
2,273,695 30,194,846 8,613,288 3,256,920 30,397,886 2,285,016 (137,179) (198,831)
$ 2,653,281 $ 33,420,561 $ 10,599,023 $ 5,093,799 $ 32,907,987 $ 2,537,731 $ 1,487,945 $ 13,433,193

2024 Semi-Annual Report | June 30, 2024

The accompanying notes are an integral part of these financial statements.
Statements of Changes in Net Assets
For the Six Months Ended June 30, 2024 (unaudited) and the Year Ended December 31, 2023
Muirfield Fund
2024 2023
Operations
Net investment income (loss) .............................................................. $ 5,405,168 $ 12,558,225
Net realized gains (losses) from investment transactions, futures contracts, and distributions of long-term realized gains by other investment companies ....................................................... 64,194,238 48,724,709
Net change in unrealized appreciation (depreciation) of investment transactions and futures contracts ............. 30,872,810 28,170,783
Net change in net assets resulting from operations ............................................... 100,472,216 89,453,717
Distributions to Shareholders
Retail Class ........................................................................ (229,402) (1,205,639)
Adviser Class ....................................................................... (650,186) (3,157,387)
Institutional Class .................................................................... (4,006,424) (17,709,992)
Change in net assets resulting from distributions ................................................. (4,886,012) (22,073,018)
Capital Transactions:
Issued ............................................................................. 98,607,347 174,493,246
Reinvested .......................................................................... 4,866,726 21,969,316
Redeemed .......................................................................... (78,718,934) (151,455,846)
Net change in net assets resulting from capital transactions ......................................... 24,755,139 45,006,716
Total Change in Net Assets ................................................................ 120,341,343 112,387,415
Net Assets - Beginning of Year ............................................................. 748,464,581 636,077,166
Net Assets - End of Period/ Year ............................................................. $ 868,805,924 $ 748,464,581
Share Transactions:
Issued ............................................................................. 9,897,304 19,897,337
Reinvested .......................................................................... 471,494 2,430,047
Redeemed .......................................................................... (7,982,586) (17,251,613)
Net change in shares ................................................................... 2,386,212 5,075,771

2024 Semi-Annual Report | June 30, 2024

The accompanying notes are an integral part of these financial statements.
Spectrum Fund Global Allocation Fund Balanced Fund Moderate Allocation Fund
2024 2023 2024 2023 2024 2023 2024 2023
$ 1,189,892 $ 3,400,146 $ 379,586 $ 679,569 $ 3,225,715 $ 7,346,247 $ 1,985,735 $ 4,448,806
8,582,509 17,894,261 2,133,523 2,675,613 23,466,556 17,312,404 7,413,056 2,873,586
14,427,888 3,230,554 140,172 1,398,831 6,728,290 16,813,099 1,200,232 10,011,240
24,200,289 24,524,961 2,653,281 4,754,013 33,420,561 41,471,750 10,599,023 17,333,632
(4,047) (143,420) (22,690) (45,751) (55,101) (120,544) (8,405) (22,551)
(139,794) (2,994,063) (36,558) (83,531) (590,951) (1,413,683) (377,435) (890,185)
(475,202) (12,687,685) (257,668) (548,265) (2,193,334) (5,759,540) (1,429,304) (3,515,203)
(619,043) (15,825,168) (316,916) (677,547) (2,839,386) (7,293,767) (1,815,144) (4,427,939)
16,466,422 24,602,506 3,887,903 6,063,691 37,457,943 54,784,178 14,860,877 22,471,031
618,988 15,823,894 316,914 677,451 2,838,574 7,283,027 1,812,768 4,418,359
(20,378,911) (41,893,797) (3,485,185) (9,367,236) (43,395,330) (77,587,419) (16,891,720) (32,292,987)
(3,293,501) (1,467,397) 719,632 (2,626,094) (3,098,813) (15,520,214) (218,075) (5,403,597)
20,287,745 7,232,396 3,055,997 1,450,372 27,482,362 18,657,769 8,565,804 7,502,096
191,390,881 184,158,485 33,111,891 31,661,518 364,371,249 345,713,480 166,024,256 158,522,168
$ 211,678,626 $ 191,390,881 $ 36,167,888 $ 33,111,890 $ 391,853,611 $ 364,371,249 $ 174,590,060 $ 166,024,260
1,214,042 1,941,171 328,505 567,612 2,793,387 4,544,169 1,205,629 1,984,834
43,439 1,252,424 26,024 61,622 205,066 590,633 144,377 384,616
(1,505,916) (3,300,768) (296,099) (875,138) (3,232,508) (6,429,085) (1,381,329) (2,849,736)
(248,435) (107,173) 58,430 (245,904) (234,055) (1,294,283) (31,323) (480,286)

2024 Semi-Annual Report | June 30, 2024

The accompanying notes are an integral part of these financial statements.
Statements of Changes in Net Assets
For the Six Months Ended June 30, 2024 (unaudited) and the Year Ended December 31, 2023
Conservative Allocation Fund
2024 2023
Operations
Net investment income (loss) .............................................................. $ 1,836,879 $ 3,862,459
Net realized gains (losses) from investment transactions, futures contracts, and distributions of long-term realized gains by other investment companies ....................................................... 3,235,674 (1,504,124)
Net change in unrealized appreciation (depreciation) of investment transactions and futures contracts ............. 21,246 9,276,072
Net change in net assets resulting from operations ............................................... 5,093,799 11,634,407
Distributions to Shareholders
Retail Class ........................................................................ (74,679) (158,729)
Adviser Class ....................................................................... (318,384) (681,745)
Institutional Class .................................................................... (1,407,594) (2,991,746)
Money Market Fund .................................................................. – –
Change in net assets resulting from distributions ................................................. (1,800,657) (3,832,220)
Capital Transactions:
Issued ............................................................................. 18,042,695 26,767,993
Reinvested .......................................................................... 1,799,235 3,826,126
Redeemed .......................................................................... (18,203,210) (30,485,167)
Net change in net assets resulting from capital transactions ......................................... 1,638,720 108,952
Total Change in Net Assets ................................................................ 4,931,862 7,911,139
Net Assets - Beginning of Year ............................................................. 128,317,464 120,406,323
Net Assets - End of Period/ Year ............................................................. $ 133,249,326 $ 128,317,462
Share Transactions:
Issued ............................................................................. 790,559 1,239,400
Reinvested .......................................................................... 77,844 175,640
Redeemed .......................................................................... (797,156) (1,415,831)
Net change in shares ................................................................... 71,247 (791)

2024 Semi-Annual Report | June 30, 2024

The accompanying notes are an integral part of these financial statements.
Dynamic Allocation Fund Sector Rotation Fund Tactical Income Fund
Institutional Prime Money Market
Fund
2024 2023 2024 2023 2024 2023 2024 2023
$ 2,510,101 $ 3,444,368 $ 252,715 $ 472,796 $ 1,625,124 $ 2,722,534 $ 13,632,024 $ 33,483,599
24,102,611 26,238,057 5,201,325 2,872,529 534,137 (867,969) 740 7,501
6,295,275 16,149,773 (2,916,309) 1,167,788 (671,316) 3,063,972 (199,571) 247,127
32,907,987 45,832,198 2,537,731 4,513,113 1,487,945 4,918,537 13,433,193 33,738,227
(73,958) (109,810) (71,506) (156,043) (55,694) (86,407) – –
(207,588) (362,615) (28,492) (56,129) (223,114) (393,163) – –
(1,881,011) (2,954,145) (124,920) (247,905) (1,359,169) (2,242,155) – –
– – – – – – (13,632,024) (33,483,600)
(2,162,557) (3,426,570) (224,918) (460,077) (1,637,977) (2,721,725) (13,632,024) (33,483,600)
54,522,798 69,012,333 2,677,422 4,220,236 13,506,476 16,044,423 270,232,820 879,526,395
2,153,713 3,413,268 220,918 445,218 1,636,633 2,718,207 1,067,355 2,089,602
(26,050,882) (53,623,273) (3,679,602) (5,846,392) (10,734,673) (18,185,104) (401,477,052) (937,202,461)
30,625,629 18,802,328 (781,262) (1,180,938) 4,408,436 577,526 (130,176,877) (55,586,464)
61,371,059 61,207,956 1,531,551 2,872,098 4,258,404 2,774,338 (130,375,708) (55,331,837)
276,224,149 215,016,195 35,039,397 32,167,299 70,100,948 67,326,611 637,750,709 693,082,546
$ 337,595,208 $ 276,224,151 $ 36,570,948 $ 35,039,397 $ 74,359,352 $ 70,100,948 $ 507,375,001 $ 637,750,709
3,749,290 5,498,590 70,756 125,067 1,465,035 1,783,172 270,159,046 879,463,522
142,855 260,063 5,630 12,731 177,787 302,411 1,067,232 2,089,371
(1,791,888) (4,287,105) (97,131) (171,257) (1,163,645) (2,024,943) (401,417,825) (937,133,579)
2,100,257 1,471,548 (20,745) (33,459) 479,177 60,640 (130,191,547) (55,580,686)

2024 Semi-Annual Report | June 30, 2024

The accompanying notes are an integral part of these financial statements.
Financial Highlights
For the Six Months Ended June 30, 2024 (unaudited) and the Years Ended December 31,
[?]
See footnotes on pages 54 and 55 .
Income from Investment Operations Less Distributions
Net Asset
Value,
Beginning of
Period
Net
Investment
Income
(Loss) (1)
Net gains (losses)
on securities and
futures (both realized
and unrealized)
Total from
Investment
Operations
From Net
Investment
Income
From Net
Capital Gains
From Return
of Capital
Total
Distributions
Muirfield Fund - Retail Class (4) (5) (6) (7)
2024 ........ $ 9 .09 0 .06 1 .14 1 .20 ( 0 .05 ) 0 .00 0 .00 ( 0 .05 )
2023 ........ $ 8 .24 0 .14 0 .97 1 .11 ( 0 .14 ) ( 0 .12 ) 0 .00 ( 0 .26 )
2022 ........ $ 9 .53 0 .03 ( 1 .09 ) ( 1 .06 ) ( 0 .06 ) ( 0 .17 ) 0 .00 ( 0 .23 )
2021 ........ $ 8 .20 ( 0 .01 ) 1 .66 1 .65 ( 0 .07 ) ( 0 .25 ) 0 .00 ( 0 .32 )
2020 ........ $ 7 .91 0 .03 0 .31 0 .34 ( 0 .05 ) 0 .00 0 .00 ( 0 .05 )
2019 ........ $ 7 .16 0 .07 0 .89 0 .96 ( 0 .03 ) ( 0 .18 ) 0 .00 ( 0 .21 )
Muirfield Fund - Adviser Class (4) (5) (6) (7)
2024 ........ $ 9 .22 0 .07 1 .17 1 .24 ( 0 .06 ) 0 .00 0 .00 ( 0 .06 )
2023 ........ $ 8 .36 0 .17 0 .98 1 .15 ( 0 .17 ) ( 0 .12 ) 0 .00 ( 0 .29 )
2022 ........ $ 9 .63 0 .06 ( 1 .10 ) ( 1 .04 ) ( 0 .06 ) ( 0 .17 ) 0 .00 ( 0 .23 )
2021 ........ $ 8 .26 0 .03 1 .67 1 .70 ( 0 .08 ) ( 0 .25 ) 0 .00 ( 0 .33 )
2020 ........ $ 7 .97 0 .05 0 .31 0 .36 ( 0 .07 ) 0 .00 0 .00 ( 0 .07 )
2019 ........ $ 7 .20 0 .09 0 .90 0 .99 ( 0 .04 ) ( 0 .18 ) 0 .00 ( 0 .22 )
Muirfield Fund - Institutional Class (4) (5) (6) (7)
2024 ........ $ 9 .23 0 .07 1 .17 1 .24 ( 0 .06 ) 0 .00 0 .00 ( 0 .06 )
2023 ........ $ 8 .37 0 .16 0 .98 1 .14 ( 0 .16 ) ( 0 .12 ) 0 .00 ( 0 .28 )
2022 ........ $ 9 .65 0 .06 ( 1 .11 ) ( 1 .05 ) ( 0 .06 ) ( 0 .17 ) 0 .00 ( 0 .23 )
2021 ........ $ 8 .28 0 .03 1 .66 1 .69 ( 0 .07 ) ( 0 .25 ) 0 .00 ( 0 .32 )
2020 ........ $ 7 .99 0 .05 0 .31 0 .36 ( 0 .07 ) 0 .00 0 .00 ( 0 .07 )
2019 ........ $ 7 .21 0 .10 0 .90 1 .00 ( 0 .04 ) ( 0 .18 ) 0 .00 ( 0 .22 )
Spectrum Fund - Retail Class (4) (5) (6) (7)
2024 ........ $ 12 .51 0 .05 1 .52 1 .57 ( 0 .03 ) 0 .00 0 .00 ( 0 .03 )
2023 ........ $ 11 .95 0 .18 1 .43 1 .61 ( 0 .17 ) ( 0 .88 ) 0 .00 ( 1 .05 )
2022 ........ $ 13 .88 0 .01 ( 1 .61 ) ( 1 .60 ) ( 0 .09 ) ( 0 .24 ) 0 .00 ( 0 .33 )
2021 ........ $ 12 .15 ( 0 .06 ) 2 .56 2 .50 ( 0 .03 ) ( 0 .74 ) 0 .00 ( 0 .77 )
2020 ........ $ 12 .19 0 .00 ( 0 .03 ) ( 0 .03 ) ( 0 .01 ) 0 .00 0 .00 ( 0 .01 )
2019 ........ $ 10 .89 0 .04 1 .38 1 .42 ( 0 .01 ) ( 0 .11 ) 0 .00 ( 0 .12 )
Spectrum Fund - Adviser Class (4) (5) (6) (7)
2024 ........ $ 12 .64 0 .08 1 .55 1 .63 ( 0 .05 ) 0 .00 0 .00 ( 0 .05 )
2023 ........ $ 12 .08 0 .24 1 .44 1 .68 ( 0 .24 ) ( 0 .88 ) 0 .00 ( 1 .12 )
2022 ........ $ 13 .96 0 .07 ( 1 .62 ) ( 1 .55 ) ( 0 .09 ) ( 0 .24 ) 0 .00 ( 0 .33 )
2021 ........ $ 12 .17 0 .02 2 .54 2 .56 ( 0 .03 ) ( 0 .74 ) 0 .00 ( 0 .77 )
2020 ........ $ 12 .27 0 .03 ( 0 .02 ) 0 .01 ( 0 .11 ) 0 .00 0 .00 ( 0 .11 )
2019 ........ $ 10 .95 0 .07 1 .37 1 .44 ( 0 .01 ) ( 0 .11 ) 0 .00 ( 0 .12 )
Spectrum Fund - Institutional Class (4) (5) (6) (7)
2024 ........ $ 12 .68 0 .08 1 .54 1 .62 ( 0 .04 ) 0 .00 0 .00 ( 0 .04 )
2023 ........ $ 12 .11 0 .23 1 .45 1 .68 ( 0 .23 ) ( 0 .88 ) 0 .00 ( 1 .11 )
2022 ........ $ 14 .01 0 .06 ( 1 .62 ) ( 1 .56 ) ( 0 .10 ) ( 0 .24 ) 0 .00 ( 0 .34 )
2021 ........ $ 12 .22 0 .01 2 .55 2 .56 ( 0 .03 ) ( 0 .74 ) 0 .00 ( 0 .77 )
2020 ........ $ 12 .31 0 .04 ( 0 .02 ) 0 .02 ( 0 .11 ) 0 .00 0 .00 ( 0 .11 )
2019 ........ $ 10 .96 0 .09 1 .38 1 .47 ( 0 .01 ) ( 0 .11 ) 0 .00 ( 0 .12 )

2024 Semi-Annual Report | June 30, 2024

The accompanying notes are an integral part of these financial statements.
Ratios/Supplemental Data
Net Asset Value,
End of Period
Total Return
(Assumes
Reinvestment of
Distributions)
Net Assets, End of
Period ($000)
Ratio of Net
Investment Income
(Loss) to Average
Net Assets
Ratio of Expenses
to Average Net
Assets After Fee
Reductions (2)
Ratio of Expenses
to Average Net
Assets Before Fee
Reductions (3)
Portfolio Turnover
Rate
$ 10 .24 13 .21% $ 47,113 1 .15% 1 .13% 1 .13% 150%
$ 9 .09 13 .55% $ 42,667 1 .60% 1 .18% 1 .18% 316%
$ 8 .24 ( 11 .19% ) $ 38,206 0 .37% 1 .20% 1 .20% 267%
$ 9 .53 20 .20% $ 43,353 ( 0 .06 ) % 1 .21% 1 .21% 197%
$ 8 .20 4 .36% $ 134,240 0 .35% 1 .28% 1 .28% 225%
$ 7 .91 13 .53% $ 189,105 0 .94% 1 .28% 1 .28% 222%
$ 10 .40 13 .46% $ 113,753 1 .44% 0 .84% 0 .84% 150%
$ 9 .22 13 .84% $ 102,117 1 .91% 0 .87% 0 .87% 316%
$ 8 .36 ( 10 .85% ) $ 94,282 0 .71% 0 .87% 0 .87% 267%
$ 9 .63 20 .61% $ 104,300 0 .33% 0 .90% 0 .90% 197%
$ 8 .26 4 .67% $ 48,953 0 .64% 0 .98% 0 .98% 225%
$ 7 .97 13 .81% $ 60,024 1 .14% 1 .09% 1 .09% 222%
$ 10 .41 13 .44% $ 707,940 1 .34% 0 .93% 0 .93% 150%
$ 9 .23 13 .70% $ 603,681 1 .84% 0 .94% 0 .95% 316%
$ 8 .37 ( 10 .93% ) $ 503,589 0 .63% 0 .94% 0 .95% 267%
$ 9 .65 20 .55% $ 572,819 0 .27% 0 .94% 0 .95% 197%
$ 8 .28 4 .66% $ 390,632 0 .73% 0 .88% 0 .97% 225%
$ 7 .99 14 .01% $ 432,299 1 .35% 0 .87% 0 .98% 222%
$ 14 .05 12 .55% $ 1,900 0 .82% 1 .24% 1 .24% 139%
$ 12 .51 13 .66% $ 1,789 1 .43% 1 .53% 1 .53% 334%
$ 11 .95 ( 11 .52% ) $ 1,715 0 .08% 1 .52% 1 .52% 289%
$ 13 .88 20 .58% $ 2,526 ( 0 .43 ) % 1 .49% 1 .49% 200%
$ 12 .15 ( 0 .23% ) $ 36,604 ( 0 .04 ) % 1 .73% 1 .73% 182%
$ 12 .19 13 .03% $ 51,060 0 .37% 1 .77% 1 .77% 74%
$ 14 .22 12 .90% $ 39,893 1 .27% 0 .79% 0 .79% 139%
$ 12 .64 14 .07% $ 36,059 1 .88% 1 .08% 1 .08% 334%
$ 12 .08 ( 11 .08% ) $ 33,536 0 .56% 1 .08% 1 .08% 289%
$ 13 .96 21 .07% $ 38,190 0 .11% 1 .09% 1 .09% 200%
$ 12 .17 0 .18% $ 12,475 0 .32% 1 .36% 1 .36% 182%
$ 12 .27 13 .17% $ 15,564 0 .63% 1 .51% 1 .51% 74%
$ 14 .26 12 .78% $ 169,886 1 .17% 0 .89% 0 .89% 139%
$ 12 .68 14 .06% $ 153,543 1 .80% 1 .16% 1 .16% 334%
$ 12 .11 ( 11 .19% ) $ 148,907 0 .49% 1 .15% 1 .15% 289%
$ 14 .01 20 .98% $ 170,388 0 .05% 1 .13% 1 .13% 200%
$ 12 .22 0 .25% $ 136,200 0 .33% 1 .32% 1 .33% 182%
$ 12 .31 13 .44% $ 146,433 0 .77% 1 .38% 1 .40% 74%

2024 Semi-Annual Report | June 30, 2024

The accompanying notes are an integral part of these financial statements.
Financial Highlights
For the Six Months Ended June 30, 2024 (unaudited) and the Years Ended December 31,
[?]
See footnotes on pages 54 and 55 .
Income from Investment Operations Less Distributions
Net Asset
Value,
Beginning of
Period
Net
Investment
Income
(Loss) (1)
Net gains (losses)
on securities and
futures (both realized
and unrealized)
Total from
Investment
Operations
From Net
Investment
Income
From Net
Capital Gains
From Return
of Capital
Total
Distributions
Global Allocation Fund - Retail Class (4) (5) (6) (7)
2024 ........ $ 11 .32 0 .11 0 .78 0 .89 ( 0 .09 ) 0 .00 0 .00 ( 0 .09 )
2023 ........ $ 9 .98 0 .19 1 .34 1 .53 ( 0 .19 ) 0 .00 0 .00 ( 0 .19 )
2022 ........ $ 11 .55 ( 0 .02 ) ( 1 .47 ) ( 1 .49 ) ( 0 .03 ) ( 0 .05 ) 0 .00 ( 0 .08 )
2021 ........ $ 11 .40 ( 0 .08 ) 1 .52 1 .44 0 .00 ( 1 .29 ) 0 .00 ( 1 .29 )
2020 ........ $ 11 .32 ( 0 .02 ) 0 .35 0 .33 0 .00 ( 0 .25 ) 0 .00 ( 0 .25 )
2019 ........ $ 10 .22 0 .08 1 .26 1 .34 ( 0 .04 ) ( 0 .20 ) 0 .00 ( 0 .24 )
Global Allocation Fund - Adviser Class (4) (5) (6) (7)
2024 ........ $ 11 .42 0 .13 0 .79 0 .92 ( 0 .11 ) 0 .00 0 .00 ( 0 .11 )
2023 ........ $ 10 .08 0 .23 1 .35 1 .58 ( 0 .24 ) 0 .00 0 .00 ( 0 .24 )
2022 ........ $ 11 .61 0 .03 ( 1 .48 ) ( 1 .45 ) ( 0 .03 ) ( 0 .05 ) 0 .00 ( 0 .08 )
2021 ........ $ 11 .42 ( 0 .02 ) 1 .50 1 .48 0 .00 ( 1 .29 ) 0 .00 ( 1 .29 )
2020 ........ $ 11 .35 0 .01 0 .37 0 .38 ( 0 .06 ) ( 0 .25 ) 0 .00 ( 0 .31 )
2019 ........ $ 10 .24 0 .11 1 .25 1 .36 ( 0 .05 ) ( 0 .20 ) 0 .00 ( 0 .25 )
Global Allocation Fund - Institutional Class (4) (5) (6) (7)
2024 ........ $ 11 .40 0 .13 0 .78 0 .91 ( 0 .11 ) 0 .00 0 .00 ( 0 .11 )
2023 ........ $ 10 .05 0 .23 1 .36 1 .59 ( 0 .24 ) 0 .00 0 .00 ( 0 .24 )
2022 ........ $ 11 .58 0 .03 ( 1 .48 ) ( 1 .45 ) ( 0 .03 ) ( 0 .05 ) 0 .00 ( 0 .08 )
2021 ........ $ 11 .38 ( 0 .02 ) 1 .51 1 .49 0 .00 ( 1 .29 ) 0 .00 ( 1 .29 )
2020 ........ $ 11 .36 0 .02 0 .35 0 .37 ( 0 .10 ) ( 0 .25 ) 0 .00 ( 0 .35 )
2019 ........ $ 10 .24 0 .13 1 .26 1 .39 ( 0 .07 ) ( 0 .20 ) 0 .00 ( 0 .27 )
Balanced Fund - Retail Class (4) (5) (6) (7)
2024 ........ $ 12 .68 0 .09 1 .06 1 .15 ( 0 .08 ) 0 .00 0 .00 ( 0 .08 )
2023 ........ $ 11 .50 0 .21 1 .17 1 .38 ( 0 .20 ) 0 .00 0 .00 ( 0 .20 )
2022 ........ $ 13 .42 0 .06 ( 1 .55 ) ( 1 .49 ) ( 0 .23 ) ( 0 .20 ) 0 .00 ( 0 .43 )
2021 ........ $ 12 .82 ( 0 .01 ) 1 .71 1 .70 ( 0 .16 ) ( 0 .94 ) 0 .00 ( 1 .10 )
2020 ........ $ 12 .26 0 .08 0 .56 0 .64 ( 0 .08 ) 0 .00 0 .00 ( 0 .08 )
2019 ........ $ 11 .08 0 .16 1 .20 1 .36 ( 0 .09 ) ( 0 .09 ) 0 .00 ( 0 .18 )
Balanced Fund - Adviser Class (4) (5) (6) (7)
2024 ........ $ 12 .80 0 .12 1 .07 1 .19 ( 0 .11 ) 0 .00 0 .00 ( 0 .11 )
2023 ........ $ 11 .62 0 .26 1 .18 1 .44 ( 0 .26 ) 0 .00 0 .00 ( 0 .26 )
2022 ........ $ 13 .53 0 .11 ( 1 .57 ) ( 1 .46 ) ( 0 .25 ) ( 0 .20 ) 0 .00 ( 0 .45 )
2021 ........ $ 12 .92 0 .11 1 .66 1 .77 ( 0 .22 ) ( 0 .94 ) 0 .00 ( 1 .16 )
2020 ........ $ 12 .35 0 .13 0 .56 0 .69 ( 0 .12 ) 0 .00 0 .00 ( 0 .12 )
2019 ........ $ 11 .15 0 .19 1 .21 1 .40 ( 0 .11 ) ( 0 .09 ) 0 .00 ( 0 .20 )
Balanced Fund - Institutional Class (4) (5) (6) (7)
2024 ........ $ 12 .83 0 .11 1 .07 1 .18 ( 0 .10 ) 0 .00 0 .00 ( 0 .10 )
2023 ........ $ 11 .64 0 .25 1 .20 1 .45 ( 0 .26 ) 0 .00 0 .00 ( 0 .26 )
2022 ........ $ 13 .56 0 .11 ( 1 .58 ) ( 1 .47 ) ( 0 .25 ) ( 0 .20 ) 0 .00 ( 0 .45 )
2021 ........ $ 12 .94 0 .10 1 .67 1 .77 ( 0 .21 ) ( 0 .94 ) 0 .00 ( 1 .15 )
2020 ........ $ 12 .36 0 .14 0 .55 0 .69 ( 0 .11 ) 0 .00 0 .00 ( 0 .11 )
2019 ........ $ 11 .15 0 .21 1 .21 1 .42 ( 0 .12 ) ( 0 .09 ) 0 .00 ( 0 .21 )

2024 Semi-Annual Report | June 30, 2024

The accompanying notes are an integral part of these financial statements.
Ratios/Supplemental Data
Net Asset Value,
End of Period
Total Return
(Assumes
Reinvestment of
Distributions)
Net Assets, End of
Period ($000)
Ratio of Net
Investment Income
(Loss) to Average
Net Assets
Ratio of Expenses
to Average Net
Assets After Fee
Reductions (2)
Ratio of Expenses
to Average Net
Assets Before Fee
Reductions (3)
Portfolio Turnover
Rate
$ 12 .12 7 .86% $ 3,021 1 .86% 1 .82% 1 .82% 100%
$ 11 .32 15 .37% $ 2,880 1 .79% 1 .89% 1 .89% 262%
$ 9 .98 ( 12 .94% ) $ 2,399 ( 0 .18 ) % 1 .81% 1 .81% 243%
$ 11 .55 12 .58% $ 3,567 ( 0 .63 ) % 1 .72% 1 .72% 173%
$ 11 .40 2 .96% $ 9,001 ( 0 .25 ) % 1 .74% 1 .74% 179%
$ 11 .32 13 .17% $ 11,154 0 .76% 1 .68% 1 .68% 185%
$ 12 .23 8 .06% $ 4,041 2 .27% 1 .41% 1 .41% 100%
$ 11 .42 15 .82% $ 3,838 2 .15% 1 .47% 1 .47% 262%
$ 10 .08 ( 12 .52% ) $ 4,088 0 .28% 1 .37% 1 .37% 243%
$ 11 .61 12 .90% $ 5,099 ( 0 .14 ) % 1 .31% 1 .31% 173%
$ 11 .42 3 .42% $ 1,740 0 .09% 1 .40% 1 .40% 179%
$ 11 .35 13 .34% $ 1,772 1 .01% 1 .45% 1 .45% 185%
$ 12 .20 7 .99% $ 29,106 2 .24% 1 .45% 1 .45% 100%
$ 11 .40 15 .87% $ 26,394 2 .17% 1 .49% 1 .49% 262%
$ 10 .05 ( 12 .56% ) $ 25,175 0 .25% 1 .37% 1 .37% 243%
$ 11 .58 13 .05% $ 36,590 ( 0 .16 ) % 1 .30% 1 .30% 173%
$ 11 .38 3 .43% $ 34,841 0 .17% 1 .31% 1 .31% 179%
$ 11 .36 13 .66% $ 38,497 1 .19% 1 .25% 1 .25% 185%
$ 13 .75 9 .07% $ 9,413 1 .42% 1 .34% 1 .34% 113%
$ 12 .68 12 .08% $ 7,742 1 .73% 1 .37% 1 .37% 273%
$ 11 .50 ( 11 .09% ) $ 6,117 0 .48% 1 .39% 1 .39% 365%
$ 13 .42 13 .23% $ 7,086 ( 0 .09 ) % 1 .36% 1 .36% 205%
$ 12 .82 5 .27% $ 75,449 0 .65% 1 .41% 1 .41% 189%
$ 12 .26 12 .29% $ 92,815 1 .34% 1 .41% 1 .41% 180%
$ 13 .88 9 .30% $ 75,108 1 .80% 0 .96% 0 .96% 113%
$ 12 .80 12 .48% $ 69,697 2 .13% 0 .98% 0 .98% 273%
$ 11 .62 ( 10 .77% ) $ 65,668 0 .89% 0 .97% 0 .97% 365%
$ 13 .53 13 .71% $ 71,034 0 .78% 0 .97% 0 .97% 205%
$ 12 .92 5 .66% $ 18,699 1 .03% 1 .04% 1 .04% 189%
$ 12 .35 12 .59% $ 20,182 1 .61% 1 .14% 1 .14% 180%
$ 13 .91 9 .20% $ 307,333 1 .71% 1 .06% 1 .06% 113%
$ 12 .83 12 .53% $ 286,932 2 .10% 1 .00% 1 .05% 273%
$ 11 .64 ( 10 .80% ) $ 273,928 0 .86% 1 .00% 1 .05% 365%
$ 13 .56 13 .71% $ 309,130 0 .69% 1 .00% 1 .02% 205%
$ 12 .94 5 .71% $ 302,350 1 .09% 0 .98% 1 .03% 189%
$ 12 .36 12 .77% $ 295,200 1 .79% 0 .96% 1 .04% 180%

2024 Semi-Annual Report | June 30, 2024

The accompanying notes are an integral part of these financial statements.
Financial Highlights
For the Six Months Ended June 30, 2024 (unaudited) and the Years Ended December 31,
[?]
See footnotes on pages 54 and 55 .
Income from Investment Operations Less Distributions
Net Asset
Value,
Beginning of
Period
Net
Investment
Income
(Loss) (1)
Net gains (losses)
on securities and
futures (both realized
and unrealized)
Total from
Investment
Operations
From Net
Investment
Income
From Net
Capital Gains
From Return
of Capital
Total
Distributions
Moderate Allocation Fund - Retail Class (4) (5) (6) (7)
2024 ........ $ 11 .87 0 .12 0 .64 0 .76 ( 0 .11 ) 0 .00 0 .00 ( 0 .11 )
2023 ........ $ 10 .97 0 .27 0 .91 1 .18 ( 0 .28 ) 0 .00 0 .00 ( 0 .28 )
2022 ........ $ 12 .64 0 .08 ( 1 .43 ) ( 1 .35 ) ( 0 .24 ) ( 0 .08 ) 0 .00 ( 0 .32 )
2021 ........ $ 12 .37 ( 0 .02 ) 1 .10 1 .08 ( 0 .05 ) ( 0 .76 ) 0 .00 ( 0 .81 )
2020 ........ $ 11 .85 0 .13 0 .52 0 .65 ( 0 .13 ) 0 .00 0 .00 ( 0 .13 )
2019 ........ $ 10 .84 0 .20 1 .00 1 .20 ( 0 .19 ) 0 .00 0 .00 ( 0 .19 )
Moderate Allocation Fund - Adviser Class (4) (5) (6) (7)
2024 ........ $ 11 .93 0 .15 0 .63 0 .78 ( 0 .14 ) 0 .00 0 .00 ( 0 .14 )
2023 ........ $ 11 .01 0 .32 0 .92 1 .24 ( 0 .32 ) 0 .00 0 .00 ( 0 .32 )
2022 ........ $ 12 .66 0 .14 ( 1 .45 ) ( 1 .31 ) ( 0 .26 ) ( 0 .08 ) 0 .00 ( 0 .34 )
2021 ........ $ 12 .39 0 .16 0 .97 1 .13 ( 0 .10 ) ( 0 .76 ) 0 .00 ( 0 .86 )
2020 ........ $ 11 .86 0 .17 0 .53 0 .70 ( 0 .17 ) 0 .00 0 .00 ( 0 .17 )
2019 ........ $ 10 .85 0 .24 1 .00 1 .24 ( 0 .23 ) 0 .00 0 .00 ( 0 .23 )
Moderate Allocation Fund - Institutional Class (4) (5) (6) (7)
2024 ........ $ 11 .95 0 .14 0 .63 0 .77 ( 0 .13 ) 0 .00 0 .00 ( 0 .13 )
2023 ........ $ 11 .03 0 .31 0 .93 1 .24 ( 0 .32 ) 0 .00 0 .00 ( 0 .32 )
2022 ........ $ 12 .68 0 .13 ( 1 .44 ) ( 1 .31 ) ( 0 .26 ) ( 0 .08 ) 0 .00 ( 0 .34 )
2021 ........ $ 12 .42 0 .14 0 .98 1 .12 ( 0 .10 ) ( 0 .76 ) 0 .00 ( 0 .86 )
2020 ........ $ 11 .89 0 .17 0 .53 0 .70 ( 0 .17 ) 0 .00 0 .00 ( 0 .17 )
2019 ........ $ 10 .88 0 .25 1 .00 1 .25 ( 0 .24 ) 0 .00 0 .00 ( 0 .24 )
Conservative Allocation Fund - Retail Class (4) (5) (6) (7)
2024 ........ $ 22 .22 0 .29 0 .57 0 .86 ( 0 .28 ) 0 .00 0 .00 ( 0 .28 )
2023 ........ $ 20 .85 0 .62 1 .37 1 .99 ( 0 .62 ) 0 .00 0 .00 ( 0 .62 )
2022 ........ $ 23 .64 0 .22 ( 2 .64 ) ( 2 .42 ) ( 0 .25 ) ( 0 .12 ) 0 .00 ( 0 .37 )
2021 ........ $ 23 .91 0 .22 0 .89 1 .11 ( 0 .24 ) ( 1 .14 ) 0 .00 ( 1 .38 )
2020 ........ $ 22 .85 0 .37 1 .04 1 .41 ( 0 .35 ) 0 .00 0 .00 ( 0 .35 )
2019 ........ $ 21 .18 0 .51 1 .65 2 .16 ( 0 .49 ) 0 .00 0 .00 ( 0 .49 )
Conservative Allocation Fund - Adviser Class (4) (5) (6) (7)
2024 ........ $ 22 .49 0 .33 0 .57 0 .90 ( 0 .32 ) 0 .00 0 .00 ( 0 .32 )
2023 ........ $ 21 .11 0 .71 1 .38 2 .09 ( 0 .71 ) 0 .00 0 .00 ( 0 .71 )
2022 ........ $ 23 .91 0 .31 ( 2 .69 ) ( 2 .38 ) ( 0 .30 ) ( 0 .12 ) 0 .00 ( 0 .42 )
2021 ........ $ 24 .21 0 .41 0 .81 1 .22 ( 0 .38 ) ( 1 .14 ) 0 .00 ( 1 .52 )
2020 ........ $ 23 .13 0 .46 1 .06 1 .52 ( 0 .44 ) 0 .00 0 .00 ( 0 .44 )
2019 ........ $ 21 .44 0 .57 1 .67 2 .24 ( 0 .55 ) 0 .00 0 .00 ( 0 .55 )
Conservative Allocation Fund - Institutional Class (4) (5) (6) (7)
2024 ........ $ 22 .55 0 .32 0 .57 0 .89 ( 0 .32 ) 0 .00 0 .00 ( 0 .32 )
2023 ........ $ 21 .15 0 .69 1 .40 2 .09 ( 0 .69 ) 0 .00 0 .00 ( 0 .69 )
2022 ........ $ 23 .96 0 .29 ( 2 .69 ) ( 2 .40 ) ( 0 .29 ) ( 0 .12 ) 0 .00 ( 0 .41 )
2021 ........ $ 24 .26 0 .38 0 .81 1 .19 ( 0 .35 ) ( 1 .14 ) 0 .00 ( 1 .49 )
2020 ........ $ 23 .18 0 .46 1 .06 1 .52 ( 0 .44 ) 0 .00 0 .00 ( 0 .44 )
2019 ........ $ 21 .49 0 .59 1 .68 2 .27 ( 0 .58 ) 0 .00 0 .00 ( 0 .58 )

2024 Semi-Annual Report | June 30, 2024

The accompanying notes are an integral part of these financial statements.
Ratios/Supplemental Data
Net Asset Value,
End of Period
Total Return
(Assumes
Reinvestment of
Distributions)
Net Assets, End of
Period ($000)
Ratio of Net
Investment Income
(Loss) to Average
Net Assets
Ratio of Expenses
to Average Net
Assets After Fee
Reductions (2)
Ratio of Expenses
to Average Net
Assets Before Fee
Reductions (3)
Portfolio Turnover
Rate
$ 12 .52 6 .41% $ 910 2 .02% 1 .35% 1 .35% 87%
$ 11 .87 10 .92% $ 932 2 .42% 1 .37% 1 .37% 246%
$ 10 .97 ( 10 .75% ) $ 1,033 0 .73% 1 .36% 1 .36% 446%
$ 12 .64 8 .74% $ 1,190 ( 0 .22 ) % 1 .34% 1 .34% 211%
$ 12 .37 5 .55% $ 30,930 1 .00% 1 .38% 1 .38% 160%
$ 11 .85 11 .13% $ 35,460 1 .73% 1 .38% 1 .38% 155%
$ 12 .57 6 .54% $ 33,887 2 .44% 0 .94% 0 .94% 87%
$ 11 .93 11 .43% $ 32,881 2 .85% 0 .94% 0 .94% 246%
$ 11 .01 ( 10 .39% ) $ 30,879 1 .18% 0 .94% 0 .94% 446%
$ 12 .66 9 .15% $ 29,781 1 .13% 0 .94% 0 .94% 211%
$ 12 .39 6 .04% $ 9,823 1 .39% 1 .00% 1 .00% 160%
$ 11 .86 11 .45% $ 10,080 2 .00% 1 .11% 1 .11% 155%
$ 12 .59 6 .45% $ 139,793 2 .35% 1 .03% 1 .03% 87%
$ 11 .95 11 .36% $ 132,211 2 .77% 1 .02% 1 .02% 246%
$ 11 .03 ( 10 .39% ) $ 126,610 1 .09% 1 .00% 1 .00% 446%
$ 12 .68 9 .05% $ 142,788 1 .01% 0 .99% 0 .99% 211%
$ 12 .42 6 .02% $ 135,512 1 .40% 0 .99% 0 .99% 160%
$ 11 .89 11 .52% $ 132,500 2 .10% 1 .01% 1 .01% 155%
$ 22 .80 3 .87% $ 6,195 2 .59% 1 .22% 1 .22% 72%
$ 22 .22 9 .67% $ 5,675 2 .92% 1 .24% 1 .24% 277%
$ 20 .85 ( 10 .24% ) $ 5,328 1 .01% 1 .21% 1 .21% 543%
$ 23 .64 4 .64% $ 6,879 0 .78% 1 .22% 1 .23% 210%
$ 23 .91 6 .28% $ 29,034 1 .46% 1 .28% 1 .28% 139%
$ 22 .85 10 .25% $ 31,688 2 .19% 1 .28% 1 .28% 136%
$ 23 .07 4 .00% $ 23,115 2 .94% 0 .87% 0 .87% 72%
$ 22 .49 10 .06% $ 22,207 3 .28% 0 .88% 0 .88% 277%
$ 21 .11 ( 9 .94% ) $ 21,189 1 .40% 0 .87% 0 .87% 543%
$ 23 .91 5 .04% $ 22,283 1 .56% 0 .87% 0 .88% 210%
$ 24 .21 6 .69% $ 7,082 1 .85% 0 .92% 0 .92% 139%
$ 23 .13 10 .51% $ 6,787 2 .44% 1 .04% 1 .04% 136%
$ 23 .12 3 .95% $ 103,940 2 .85% 0 .96% 0 .96% 72%
$ 22 .55 10 .03% $ 100,435 3 .21% 0 .96% 0 .96% 277%
$ 21 .15 ( 10 .00% ) $ 93,889 1 .33% 0 .94% 0 .94% 543%
$ 23 .96 4 .94% $ 105,307 1 .42% 0 .92% 0 .93% 210%
$ 24 .26 6 .68% $ 105,403 1 .87% 0 .92% 0 .92% 139%
$ 23 .18 10 .61% $ 99,456 2 .54% 0 .94% 0 .94% 136%

2024 Semi-Annual Report | June 30, 2024

The accompanying notes are an integral part of these financial statements.
Financial Highlights
For the Six Months Ended June 30, 2024 (unaudited) and the Years Ended December 31,
[?]
See footnotes on pages 54 and 55 .
Income from Investment Operations Less Distributions
Net Asset
Value,
Beginning of
Period
Net
Investment
Income
(Loss) (1)
Net gains (losses)
on securities and
futures (both realized
and unrealized)
Total from
Investment
Operations
From Net
Investment
Income
From Net
Capital Gains
From Return
of Capital
Total
Distributions
Dynamic Allocation Fund - Retail Class (4) (5) (6) (7)
2024 ........ $ 13 .53 0 .10 1 .43 1 .53 ( 0 .09 ) 0 .00 0 .00 ( 0 .09 )
2023 ........ $ 11 .36 0 .14 2 .17 2 .31 ( 0 .14 ) 0 .00 0 .00 ( 0 .14 )
2022 ........ $ 13 .93 0 .03 ( 2 .18 ) ( 2 .15 ) ( 0 .06 ) ( 0 .36 ) 0 .00 ( 0 .42 )
2021 ........ $ 13 .39 ( 0 .03 ) 2 .65 2 .62 ( 0 .08 ) ( 2 .00 ) 0 .00 ( 2 .08 )
2020 ........ $ 11 .87 0 .03 1 .79 1 .82 ( 0 .03 ) ( 0 .27 ) 0 .00 ( 0 .30 )
2019 ........ $ 9 .79 0 .11 2 .23 2 .34 ( 0 .08 ) ( 0 .18 ) 0 .00 ( 0 .26 )
Dynamic Allocation Fund - Adviser Class (4) (5) (6) (7)
2024 ........ $ 13 .71 0 .13 1 .45 1 .58 ( 0 .11 ) 0 .00 0 .00 ( 0 .11 )
2023 ........ $ 11 .52 0 .19 2 .19 2 .38 ( 0 .19 ) 0 .00 0 .00 ( 0 .19 )
2022 ........ $ 14 .07 0 .07 ( 2 .20 ) ( 2 .13 ) ( 0 .06 ) ( 0 .36 ) 0 .00 ( 0 .42 )
2021 ........ $ 13 .46 0 .04 2 .65 2 .69 ( 0 .08 ) ( 2 .00 ) 0 .00 ( 2 .08 )
2020 ........ $ 11 .91 0 .07 1 .81 1 .88 ( 0 .06 ) ( 0 .27 ) 0 .00 ( 0 .33 )
2019 ........ $ 9 .82 0 .13 2 .24 2 .37 ( 0 .10 ) ( 0 .18 ) 0 .00 ( 0 .28 )
Dynamic Allocation Fund - Institutional Class (4) (5) (6) (7)
2024 ........ $ 13 .69 0 .12 1 .44 1 .56 ( 0 .10 ) 0 .00 0 .00 ( 0 .10 )
2023 ........ $ 11 .49 0 .18 2 .19 2 .37 ( 0 .17 ) 0 .00 0 .00 ( 0 .17 )
2022 ........ $ 14 .04 0 .06 ( 2 .19 ) ( 2 .13 ) ( 0 .06 ) ( 0 .36 ) 0 .00 ( 0 .42 )
2021 ........ $ 13 .45 0 .03 2 .64 2 .67 ( 0 .08 ) ( 2 .00 ) 0 .00 ( 2 .08 )
2020 ........ $ 11 .90 0 .08 1 .80 1 .88 ( 0 .06 ) ( 0 .27 ) 0 .00 ( 0 .33 )
2019 ........ $ 9 .82 0 .15 2 .23 2 .38 ( 0 .12 ) ( 0 .18 ) 0 .00 ( 0 .30 )
Sector Rotation Fund - Retail Class (4) (5) (6) (7)
2024 ........ $ 36 .73 0 .24 2 .43 2 .67 ( 0 .22 ) 0 .00 0 .00 ( 0 .22 )
2023 ........ $ 32 .58 0 .44 4 .14 4 .58 ( 0 .43 ) 0 .00 0 .00 ( 0 .43 )
2022 ........ $ 38 .89 0 .05 ( 5 .47 ) ( 5 .42 ) ( 0 .89 ) 0 .00 0 .00 ( 0 .89 )
2021 ........ $ 35 .64 ( 0 .02 ) 9 .77 9 .75 ( 0 .02 ) ( 6 .48 ) 0 .00 ( 6 .50 )
2020 ........ $ 37 .91 0 .20 ( 2 .28 ) ( 2 .08 ) ( 0 .19 ) 0 .00 0 .00 ( 0 .19 )
2019 ........ $ 32 .22 0 .19 5 .75 5 .94 ( 0 .25 ) 0 .00 0 .00 ( 0 .25 )
Sector Rotation Fund - Adviser Class (4) (5) (6) (7)
2024 ........ $ 37 .07 0 .29 2 .45 2 .74 ( 0 .27 ) 0 .00 0 .00 ( 0 .27 )
2023 ........ $ 32 .88 0 .53 4 .18 4 .71 ( 0 .52 ) 0 .00 0 .00 ( 0 .52 )
2022 ........ $ 39 .15 0 .13 ( 5 .51 ) ( 5 .38 ) ( 0 .89 ) 0 .00 0 .00 ( 0 .89 )
2021 ........ $ 35 .75 0 .13 9 .77 9 .90 ( 0 .02 ) ( 6 .48 ) 0 .00 ( 6 .50 )
2020 ........ $ 38 .01 0 .23 ( 2 .28 ) ( 2 .05 ) ( 0 .21 ) 0 .00 0 .00 ( 0 .21 )
2019 ........ $ 32 .28 0 .24 5 .76 6 .00 ( 0 .27 ) 0 .00 0 .00 ( 0 .27 )
Sector Rotation Fund - Institutional Class (4) (5) (6) (7)
2024 ........ $ 36 .99 0 .28 2 .45 2 .73 ( 0 .25 ) 0 .00 0 .00 ( 0 .25 )
2023 ........ $ 32 .80 0 .51 4 .18 4 .69 ( 0 .50 ) 0 .00 0 .00 ( 0 .50 )
2022 ........ $ 39 .07 0 .12 ( 5 .50 ) ( 5 .38 ) ( 0 .89 ) 0 .00 0 .00 ( 0 .89 )
2021 ........ $ 35 .70 0 .09 9 .78 9 .87 ( 0 .02 ) ( 6 .48 ) 0 .00 ( 6 .50 )
2020 ........ $ 38 .01 0 .26 ( 2 .31 ) ( 2 .05 ) ( 0 .26 ) 0 .00 0 .00 ( 0 .26 )
2019 ........ $ 32 .29 0 .29 5 .77 6 .06 ( 0 .34 ) 0 .00 0 .00 ( 0 .34 )

2024 Semi-Annual Report | June 30, 2024

The accompanying notes are an integral part of these financial statements.
Ratios/Supplemental Data
Net Asset Value,
End of Period
Total Return
(Assumes
Reinvestment of
Distributions)
Net Assets, End of
Period ($000)
Ratio of Net
Investment Income
(Loss) to Average
Net Assets
Ratio of Expenses
to Average Net
Assets After Fee
Reductions (2)
Ratio of Expenses
to Average Net
Assets Before Fee
Reductions (3)
Portfolio Turnover
Rate
$ 14 .97 11 .31% $ 11,955 1 .39% 1 .26% 1 .33% 148%
$ 13 .53 20 .34% $ 11,135 1 .15% 1 .31% 1 .39% 279%
$ 11 .36 ( 15 .53% ) $ 7,767 0 .22% 1 .32% 1 .41% 295%
$ 13 .93 19 .54% $ 9,850 ( 0 .21 ) % 1 .34% 1 .43% 213%
$ 13 .39 15 .37% $ 37,392 0 .27% 1 .41% 1 .51% 236%
$ 11 .87 24 .00% $ 40,977 0 .97% 1 .41% 1 .51% 265%
$ 15 .18 11 .53% $ 28,813 1 .73% 0 .92% 0 .99% 148%
$ 13 .71 20 .72% $ 26,252 1 .48% 0 .96% 1 .04% 279%
$ 11 .52 ( 15 .23% ) $ 23,048 0 .57% 0 .96% 1 .05% 295%
$ 14 .07 20 .02% $ 28,129 0 .25% 0 .98% 1 .07% 213%
$ 13 .46 15 .85% $ 13,322 0 .61% 1 .06% 1 .16% 236%
$ 11 .91 24 .29% $ 13,137 1 .20% 1 .18% 1 .28% 265%
$ 15 .15 11 .40% $ 296,828 1 .65% 1 .00% 1 .07% 148%
$ 13 .69 20 .74% $ 238,838 1 .44% 1 .01% 1 .09% 279%
$ 11 .49 ( 15 .26% ) $ 184,201 0 .53% 1 .02% 1 .11% 295%
$ 14 .04 19 .88% $ 199,753 0 .21% 1 .00% 1 .09% 213%
$ 13 .45 15 .94% $ 148,566 0 .67% 1 .01% 1 .11% 236%
$ 11 .90 24 .40% $ 146,119 1 .38% 1 .00% 1 .10% 265%
$ 39 .18 7 .27% $ 12,590 1 .29% 1 .65% 1 .65% 164%
$ 36 .73 14 .15% $ 12,956 1 .30% 1 .70% 1 .70% 38%
$ 32 .58 ( 13 .75% ) $ 12,477 0 .15% 1 .60% 1 .60% 56%
$ 38 .89 27 .34% $ 16,406 ( 0 .05 ) % 1 .60% 1 .60% 64%
$ 35 .64 ( 5 .36% ) $ 18,352 0 .65% 1 .53% 1 .53% 88%
$ 37 .91 18 .48% $ 24,979 0 .52% 1 .53% 1 .53% 82%
$ 39 .54 7 .39% $ 4,107 1 .53% 1 .41% 1 .41% 164%
$ 37 .07 14 .42% $ 3,950 1 .55% 1 .46% 1 .46% 38%
$ 32 .88 ( 13 .55% ) $ 3,646 0 .36% 1 .38% 1 .38% 56%
$ 39 .15 27 .68% $ 4,575 0 .31% 1 .33% 1 .33% 64%
$ 35 .75 ( 5 .25% ) $ 986 0 .77% 1 .41% 1 .41% 88%
$ 38 .01 18 .63% $ 1,113 0 .67% 1 .41% 1 .41% 82%
$ 39 .47 7 .38% $ 19,874 1 .49% 1 .45% 1 .45% 164%
$ 36 .99 14 .40% $ 18,133 1 .51% 1 .50% 1 .50% 38%
$ 32 .80 ( 13 .58% ) $ 16,045 0 .34% 1 .40% 1 .40% 56%
$ 39 .07 27 .63% $ 21,046 0 .20% 1 .36% 1 .36% 64%
$ 35 .70 ( 5 .22% ) $ 20,756 0 .85% 1 .37% 1 .37% 88%
$ 38 .01 18 .81% $ 36,646 0 .82% 1 .25% 1 .25% 82%

2024 Semi-Annual Report | June 30, 2024

The accompanying notes are an integral part of these financial statements.
Financial Highlights
For the Six Months Ended June 30, 2024 (unaudited) and the Years Ended December 31,
PageReference
Income from Investment Operations Less Distributions
Net Asset
Value,
Beginning of
Period
Net
Investment
Income
(Loss) (1)
Net gains (losses)
on securities and
futures (both realized
and unrealized)
Total from
Investment
Operations
From Net
Investment
Income
From Net
Capital Gains
From Return
of Capital
Total
Distributions
Tactical Income Fund - Retail Class (4) (5) (6) (7)
2024 ........ $ 9 .22 0 .20 ( 0 .02 ) 0 .18 ( 0 .20 ) 0 .00 0 .00 ( 0 .20 )
2023 ........ $ 8 .93 0 .33 0 .29 0 .62 ( 0 .33 ) 0 .00 0 .00 ( 0 .33 )
2022 ........ $ 9 .63 0 .12 ( 0 .70 ) ( 0 .58 ) ( 0 .12 ) 0 .00 0 .00 ( 0 .12 )
2021 ........ $ 9 .98 0 .13 ( 0 .33 ) ( 0 .20 ) ( 0 .15 ) 0 .00 0 .00 ( 0 .15 )
2020 ........ $ 9 .46 0 .21 0 .49 0 .70 ( 0 .18 ) 0 .00 0 .00 ( 0 .18 )
2019 ........ $ 9 .03 0 .23 0 .42 0 .65 ( 0 .22 ) 0 .00 0 .00 ( 0 .22 )
Tactical Income Fund - Adviser Class (4) (5) (6) (7)
2024 ........ $ 9 .23 0 .21 ( 0 .01 ) 0 .20 ( 0 .21 ) 0 .00 0 .00 ( 0 .21 )
2023 ........ $ 8 .94 0 .36 0 .30 0 .66 ( 0 .37 ) 0 .00 0 .00 ( 0 .37 )
2022 ........ $ 9 .64 0 .16 ( 0 .70 ) ( 0 .54 ) ( 0 .16 ) 0 .00 0 .00 ( 0 .16 )
2021 ........ $ 9 .99 0 .21 ( 0 .37 ) ( 0 .16 ) ( 0 .19 ) 0 .00 0 .00 ( 0 .19 )
2020 ........ $ 9 .47 0 .25 0 .49 0 .74 ( 0 .22 ) 0 .00 0 .00 ( 0 .22 )
2019 ........ $ 9 .04 0 .26 0 .42 0 .68 ( 0 .25 ) 0 .00 0 .00 ( 0 .25 )
Tactical Income Fund - Institutional Class (4) (5) (6) (7)
2024 ........ $ 9 .23 0 .21 ( 0 .02 ) 0 .19 ( 0 .21 ) 0 .00 0 .00 ( 0 .21 )
2023 ........ $ 8 .94 0 .36 0 .29 0 .65 ( 0 .36 ) 0 .00 0 .00 ( 0 .36 )
2022 ........ $ 9 .64 0 .15 ( 0 .70 ) ( 0 .55 ) ( 0 .15 ) 0 .00 0 .00 ( 0 .15 )
2021 ........ $ 9 .99 0 .20 ( 0 .36 ) ( 0 .16 ) ( 0 .19 ) 0 .00 0 .00 ( 0 .19 )
2020 ........ $ 9 .47 0 .24 0 .50 0 .74 ( 0 .22 ) 0 .00 0 .00 ( 0 .22 )
2019 ........ $ 9 .04 0 .27 0 .42 0 .69 ( 0 .26 ) 0 .00 0 .00 ( 0 .26 )
Money Market Fund (4) (5) (6) (7)
2024 ........ $ 1 .0003 $ 0 .0266 $ ( 0 .0002 ) $ 0 .0264 $ ( 0 .0266 ) $ 0 .0000 $ 0 .0000 $ ( 0 .0266 )
2023 ........ $ 1 .0000 $ 0 .0508 $ 0 .0005 $ 0 .0513 $ ( 0 .0510 ) $ 0 .0000 $ 0 .0000 $ ( 0 .0510 )
2022 ........ $ 1 .0001 $ 0 .0167 $ ( 0 .0008 ) $ 0 .0159 $ ( 0 .0160 ) $ 0 .0000 $ 0 .0000 $ ( 0 .0160 )
2021 ........ $ 1 .0003 $ 0 .0005 $ 0 .0003 $ 0 .0008 $ ( 0 .0010 ) $ 0 .0000 $ 0 .0000 $ ( 0 .0010 )
2020 ........ $ 1 .0000 $ 0 .0058 $ ( 0 .0005 ) $ 0 .0053 $ ( 0 .0050 ) $ 0 .0000 $ 0 .0000 $ ( 0 .0050 )
2019 ........ $ 0 .9999 $ 0 .0231 $ – $ 0 .0231 $ ( 0 .0230 ) $ 0 .0000 $ 0 .0000 $ ( 0 .0230 )
(1) Except for the Money Market Fund, net investment income per share is based on average shares outstanding during the period.
(2) Ratio of expenses to average net assets after fee reductions reflects contractual or voluntary waivers and reimbursements of expenses by the investment adviser and transfer agent.
(3) Ratio of expenses to average net assets before fee reductions reflects the total expenses before reductions reported in the statements of operations.
(4) Ratio of net investment income (loss) to average net assets, ratio of expenses to average net assets after fee reductions, and ratio of expenses to average net assets before fee reductions do not include impact of expenses of the underlying security holdings as represented in the schedule of investments.

2024 Semi-Annual Report | June 30, 2024

The accompanying notes are an integral part of these financial statements.
Ratios/Supplemental Data
Net Asset Value,
End of Period
Total Return
(Assumes
Reinvestment of
Distributions)
Net Assets, End of
Period ($000)
Ratio of Net
Investment Income
(Loss) to Average
Net Assets
Ratio of Expenses
to Average Net
Assets After Fee
Reductions (2)
Ratio of Expenses
to Average Net
Assets Before Fee
Reductions (3)
Portfolio Turnover
Rate
$ 9 .20 1 .97% $ 2,590 4 .28% 1 .10% 1 .21% 69%
$ 9 .22 7 .10% $ 2,476 3 .67% 1 .12% 1 .23% 262%
$ 8 .93 ( 5 .99% ) $ 2,247 1 .27% 1 .11% 1 .22% 514%
$ 9 .63 ( 2 .01% ) $ 2,721 1 .10% 1 .14% 1 .25% 250%
$ 9 .98 7 .46% $ 12,231 1 .87% 1 .15% 1 .26% 69%
$ 9 .46 7 .24% $ 11,137 2 .27% 1 .14% 1 .25% 95%
$ 9 .22 2 .24% $ 9,985 4 .67% 0 .71% 0 .82% 69%
$ 9 .23 7 .54% $ 9,359 4 .06% 0 .73% 0 .84% 262%
$ 8 .94 ( 5 .65% ) $ 10,625 1 .77% 0 .71% 0 .82% 514%
$ 9 .64 ( 1 .60% ) $ 8,982 1 .98% 0 .75% 0 .86% 250%
$ 9 .99 7 .86% $ 5,463 2 .28% 0 .79% 0 .90% 69%
$ 9 .47 7 .54% $ 4,205 2 .64% 0 .88% 0 .99% 95%
$ 9 .21 2 .09% $ 61,784 4 .58% 0 .80% 0 .91% 69%
$ 9 .23 7 .44% $ 58,266 3 .99% 0 .80% 0 .91% 262%
$ 8 .94 ( 5 .70% ) $ 54,455 1 .65% 0 .78% 0 .89% 514%
$ 9 .64 ( 1 .62% ) $ 57,638 1 .90% 0 .79% 0 .90% 250%
$ 9 .99 7 .86% $ 50,410 2 .25% 0 .77% 0 .88% 69%
$ 9 .47 7 .67% $ 46,490 2 .72% 0 .76% 0 .87% 95%
$ 1 .0001 2 .67% $ 507,375 5 .34% 0 .21% 0 .49 % N/A
$ 1 .0003 5 .20% $ 637,751 5 .08% 0 .19% 0 .46 % N/A
$ 1 .0000 1 .63% $ 693,083 1 .67% 0 .17% 0 .45 % N/A
$ 1 .0001 0 .03% $ 626,993 0 .05% 0 .11% 0 .50 % N/A
$ 1 .0003 0 .57% $ 336,445 0 .57% 0 .15% 0 .52 % N/A
$ 1 .0000 2 .31% $ 370,120 2 .30% 0 .13% 0 .50 % N/A
(5) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the
Fund invests.
(6) Total return and portfolio turnover rate are not annualized for periods of less than one full year.
(7) Ratio of net investment income (loss) to average net assets, ratio of expenses to average net assets after fee reductions, and ratio of expenses to average net assets before fee reductions are annualized for periods of less than one full year.

2024 Semi-Annual Report | June 30, 2024

Notes to Financial Statements
June 30, 2024 (unaudited)
1. Organization
Meeder Funds (the Trust) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended
(the 1940 Act), as a diversified, open-end management investment company. The Trust offers ten separate series, all of which are included in this report: Muirfield Fund (Muirfield), Spectrum Fund (Spectrum), Global Allocation Fund (Global), Balanced Fund (Balanced), Moderate Allocation Fund
(Moderate), Conservative Allocation Fund (Conservative), Dynamic Allocation Fund (Dynamic), Sector Allocation Fund (f.k.a. Quantex Fund)(Sector
Rotation), Tactical Income Fund (Income), and Institutional Prime Money Market Fund (Money Market)(the Funds).
Each Fund, except Money Market, offers three classes of shares: Retail Class, Adviser Class, and Institutional Class. Money Market offers only one class of shares. The share classes differ with respect to distribution fees, service fees, and other expenses allocated to each class. Eligibility to purchase Adviser and Institutional Class shares is generally limited to customers of financial intermediaries who enter into special arrangements with the Funds or who meet certain initial investment minimums.
Money Market operates as an institutional money market fund open to all forms of investors. Its net asset value fluctuates based upon changes in the value of its investments and the value of its shares is calculated daily to four decimal places. Money Market has adopted policies and procedures to impose liquidity fees on redemptions or temporary redemption gates in the event that the Fund’s weekly liquid assets fall below designated thresholds and the Board of Trustees determines that such liquidity fees or redemption gates are in the best interests of the Fund.
Effective April 1, 2024, Quantex Fund changed its name to Sector Rotation Fund and changed its principal investment strategy from one focused on investments in mid-capitalization companies to one focused on rotation of fund assets between and among investments in securities market sectors considered most promising.
For more information regarding the Funds’ objectives, strategies, and differences in share classes, please refer to the Funds’ prospectus.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. The Trust is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services Companies.
The following summarizes the significant accounting policies of the Trust and the Funds:
Securities valuation. All investments in securities are recorded at their estimated fair value, as described in Note #3.
Repurchase agreements. Each Fund may engage in repurchase agreement transactions whereby the Fund takes possession of an underlying debt instrument subject to an obligation of the seller to repurchase the instrument from the Fund and an obligation of the Fund to resell the instrument at an agreed upon price and term. At all times, the Fund maintains the fair value of collateral, including accrued interest, of at least 100% of the amount of the repurchase agreement, plus accrued interest. If the seller defaults or the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.
Short sales. Spectrum may enter into short sales as part of its overall portfolio management strategy or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including ETFs. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert, or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its position in a permissible manner. The Fund will be required to pledge its liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short and borrowing costs will be borne by the Fund and are reflected in the Statements of Operations.

2024 Semi-Annual Report | June 30, 2024

Futures & options. Each Fund, except Money Market, may engage in transactions in financial futures contracts and options contracts in order to manage the risk of unanticipated changes in market values of securities held in the Fund, or which it intends to purchase. The futures and options contracts are adjusted by the daily exchange rate of the underlying currency, or index, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statements of Assets and Liabilities and the Statements of Operations until the contract settlement date, at which time amounts are reflected as realized gains and losses in the Statements of Operations.
To the extent that a Fund enters into futures contracts on an index or group of securities, the Fund exposes itself to an indeterminate liability and will be required to pay or receive a sum of money measured by the change in the fair value of the index. Upon entering into a futures contract, the
Fund is required to deposit an initial margin, which is either cash or securities (disclosed as pledged as collateral on the Schedules of Investments)
in an amount equal to a certain percentage of the contract value. Subsequently, margin movements, which are equal to changes in the daily price or last sale price on the exchanges where futures contracts trade, are recorded as unrealized gains or losses until the contract is closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Except for Money Market, it is normal practice for each Fund to invest in futures contracts on a daily basis. The Funds, except for Income and Money Market, typically utilize equity index futures contracts to equitize cash positions or adjust targeted stock market exposure. Except for Money Market, the fixed income portion of any Fund can utilize Treasury futures contracts in order to adjust duration.
Call and put option contracts involve the payment of a premium for the right to purchase or sell an individual security or index aggregate at a specified price until the expiration of the contract. Such transactions expose the Fund to the loss of the premium paid if the Fund does not sell or exercise the contract prior to the expiration date. In the case of a call option, sufficient cash or money market instruments will be segregated to complete the purchase. Options are fair valued on the basis of the daily settlement price or last sale on the exchanges where they trade and the changes in fair value are recorded as unrealized appreciation or depreciation until closed, exercised or expired. For the six months ended June 30,
2024 , there were no call or put options transacted for any of the Funds.
The Funds may write covered call or put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. When written options are closed or exercised, premiums received are offset against the proceeds paid, and the Fund records realized gains or losses for the difference. When written options expire, the liability is eliminated, and the Fund records realized gains for the entire amount of premiums received. Although permitted, it is currently not normal practice for the Funds to write call and put options and none were written during the six months ended June 30, 2024 .
The fair value of derivative instruments, not accounted for as hedging instruments, as reported within the Statements of Assets and Liabilities as of
June 30, 2024 was as follows:
Amount of Deposits at Broker and Unrealized Appreciation (Depreciation) on Derivatives
Type of
Derivative/
Risk Statements of Assets & Liabilities Location
Fair Value of
Deposits at
Broker for Futures
Contracts
Value of
Unrealized
Appreciation
(Depreciation)
Muirfield ............. Equity
Contracts
Assets, Deposits at broker for futures contracts; Net Assets,
Distributable Earnings (Accumulated Deficit)
$ 12,359,768 $ 301,519
Spectrum ............ Equity
Contracts
Assets, Deposits at broker for futures contracts; Net Assets,
Distributable Earnings (Accumulated Deficit)
4,055,231 109,140
Global .............. Equity
Contracts
Assets, Deposits at broker for futures contracts; Net Assets,
Distributable Earnings (Accumulated Deficit)
891,689 (45,353)
Balanced ............ Equity
Contracts
Assets, Deposits at broker for futures contracts; Net Assets,
Distributable Earnings (Accumulated Deficit)
2,519,414 191,510
Moderate ............ Equity
Contracts
Assets, Deposits at broker for futures contracts; Net Assets,
Distributable Earnings (Accumulated Deficit)
1,245,787 54,883
Conservative .......... Equity
Contracts
Assets, Deposits at broker for futures contracts; Net Assets,
Distributable Earnings (Accumulated Deficit)
391,471 27,327
Dynamic ............. Equity
Contracts
Assets, Deposits at broker for futures contracts; Net Assets,
Distributable Earnings (Accumulated Deficit)
5,878,972 (107,226)
Sector Rotation ........ Equity
Contracts
Assets, Deposits at broker for futures contracts; Net Assets,
Distributable Earnings (Accumulated Deficit)
620,476 (37,288)

2024 Semi-Annual Report | June 30, 2024

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2024 and related activity was as follows:
Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Change in Unrealized Gain or (Loss) on Derivatives Recognized in Income
05
Federal income taxes. It is each Fund’s policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains to its shareholders. Therefore, no federal income tax provision is required. The Funds recognize the tax benefits or expenses of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2020 through December 31, 2024 ) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. Each Fund identifies its major tax jurisdictions as U.S. Federal and certain State tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations as incurred. During the six months ended June 30, 2024 , the
Funds did not incur any material interest or penalties.
Distributions to shareholders. Distributions to shareholders are recorded on the ex-dividend date. Muirfield, Spectrum, Global, Balanced, Moderate,
Conservative, Dynamic, and Sector declare and pay dividends from net investment income, if any, on a quarterly basis. Income declares and pays dividends from net investment income on a monthly basis. Money Market declares dividends from net investment income on a daily basis and pays such dividends on a monthly basis. Each Fund distributes net capital gains, if any, on an annual basis.
Type of
Derivative/
Risk
Net Long
Contracts as of
December 31,
2023
Long and
Short
Contracts
Opened
During the
Period
Long and
Short
Contracts
Closed/
Expired
During the
Period
Net Long
Contracts as of
June 30, 2024
Statement of Operations
Location
For the Six
Months Ended
June 30, 2024
Muirfield ............. Equity
Contracts
1,957 4,974 5,087 1,844 Net realized gains (losses)
from futures contracts
$ 14,887,383
Spectrum ............ Equity
Contracts
527 1,400 1,432 495 Net realized gains (losses)
from futures contracts
3,770,532
Global .............. Equity
Contracts
159 364 368 155 Net realized gains (losses)
from futures contracts
1,471,322
Balanced ............ Equity
Contracts
519 1,684 1,727 476 Net realized gains (losses)
from futures contracts
2,763,795
Moderate ............ Equity
Contracts
194 503 527 170 Net realized gains (losses)
from futures contracts
1,517,806
Conservative .......... Equity
Contracts
94 250 272 72 Net realized gains (losses)
from futures contracts
616,069
Dynamic ............. Equity
Contracts
880 2,584 2,440 1,024 Net realized gains (losses)
from futures contracts
7,154,756
Sector Rotation ........ Equity
Contracts
58 302 256 104 Net realized gains (losses)
from futures contracts
1,288,498
Type of
Derivative/ Risk Statement of Operations Location
For the Six Months
Ended June 30,
2024
Muirfield ............. Equity Contracts Net change in unrealized appreciation (depreciation) of futures contracts $ (10,306,969)
Spectrum ............ Equity Contracts Net change in unrealized appreciation (depreciation) of futures contracts (2,884,995)
Global .............. Equity Contracts Net change in unrealized appreciation (depreciation) of futures contracts (779,855)
Balanced ............ Equity Contracts Net change in unrealized appreciation (depreciation) of futures contracts (2,421,006)
Moderate ............ Equity Contracts Net change in unrealized appreciation (depreciation) of futures contracts (964,732)
Conservative .......... Equity Contracts Net change in unrealized appreciation (depreciation) of futures contracts (450,610)
Dynamic ............. Equity Contracts Net change in unrealized appreciation (depreciation) of futures contracts (4,331,722)
Sector Rotation ........ Equity Contracts Net change in unrealized appreciation (depreciation) of futures contracts (455,922)

2024 Semi-Annual Report | June 30, 2024

Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations, which may differ from GAAP. Permanent differences relate to redemptions treated as distributions for tax purposes (i.e. equalization). Accordingly, timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax differences have been reclassified within the components of net assets based on their ultimate characterization for federal income tax purposes. For the year ended December 31,
2023 , the Funds made the following reclassifications to increase/(decrease) the components of net assets:
Investment income & expenses allocation. For all Funds, except Money Market, income and expenses (other than expenses attributable to a specific class) are allocated to each class of shares based on its relative net assets. Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s relative net assets or other appropriate basis.
Capital Share Transactions. All Funds are authorized to issue an unlimited number of shares. Transactions in the capital shares of the Funds for the six months ended June 30, 2024 and the year ended December 31, 2023 were as follows:
Capital
Distributable Earnings
(Accumulated Deficit)
Muirfield ................................................................. $ 4,122,212 $ (4,122,212)
Spectrum ................................................................ 1,677,928 (1,677,928)
Global .................................................................. 142,916 (142,916)
Balanced ................................................................ 499,064 (499,064)
Dynamic ................................................................. 983,313 (983,313)
Sector Rotation ............................................................ 219,006 (219,006)
Issued Reinvested
Share Class Amount Shares Amount Shares
For the Six Months Ended June 30, 2024
Muirfield - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ 4,604,168 469,503 $ 214,482 21,046
Muirfield - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6,913,291 690,028 650,186 63,036
Muirfield - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 87,089,888 8,737,773 4,002,058 387,412
Spectrum - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 142,493 10,752 4,047 288
Spectrum - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2,185,222 160,308 139,795 9,831
Spectrum - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 14,138,707 1,042,982 475,146 33,320
Global - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 206,731 17,692 22,689 1,875
Global - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 220,892 18,426 36,558 2,993
Global - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3,460,280 292,387 257,667 21,156
Balanced - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1,519,429 118,203 54,895 4,010
Balanced - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4,859,978 361,158 590,951 42,731
Balanced - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 31,078,536 2,314,026 2,192,728 158,325
Moderate - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 169,663 13,931 8,126 650
Moderate - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1,706,794 138,796 377,435 30,088
Moderate - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 12,984,420 1,052,902 1,427,207 113,639
Conservative - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 737,264 32,732 74,667 3,273
Conservative - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1,894,604 83,030 318,384 13,792
Conservative - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . 15,410,827 674,797 1,406,184 60,779
Dynamic - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1,175,305 82,070 65,114 4,369
Dynamic - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2,214,465 152,752 207,588 13,738
Dynamic - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 51,133,028 3,514,468 1,881,011 124,748
Sector Rotation - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 93,470 2,494 67,506 1,729
Sector Rotation - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 344,571 9,292 28,492 723
Sector Rotation - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . 2,239,381 58,970 124,920 3,178
Income - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 178,216 19,331 55,502 6,035
Income - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1,875,988 203,644 223,114 24,229
Income - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 11,452,272 1,242,060 1,358,017 147,523
Money Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 270,232,820 270,208,781 1,067,355 1,067,232
For the Year Ended December 31, 2023
Muirfield - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6,260,913 723,203 1,145,792 128,512
Muirfield - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8,445,825 967,481 3,156,217 349,064
Muirfield - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 159,786,508 18,206,653 17,667,307 1,952,471
Spectrum - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 533,752 42,415 143,420 11,513

2024 Semi-Annual Report | June 30, 2024

Issued Reinvested
Share Class Amount Shares Amount Shares
Spectrum - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ 2,476,972 195,518 $ 2,993,790 237,348
Spectrum - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 21,591,782 1,703,238 12,686,684 1,003,563
Global - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 400,717 37,382 45,746 4,186
Global - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 278,425 25,690 83,611 7,597
Global - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5,384,549 504,540 548,094 49,839
Balanced - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1,621,690 136,523 119,996 9,833
Balanced - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6,893,820 573,672 1,412,658 114,687
Balanced - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 46,268,668 3,833,974 5,750,373 466,113
Moderate - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 305,775 26,964 21,761 1,907
Moderate - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2,869,840 254,261 889,846 77,457
Moderate - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 19,295,416 1,703,609 3,506,752 305,252
Conservative - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 519,210 24,434 158,648 7,378
Conservative - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3,979,481 184,320 681,434 31,308
Conservative - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . 22,269,302 1,030,646 2,986,044 136,954
Dynamic - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2,759,014 224,363 96,800 7,431
Dynamic - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2,066,877 163,257 362,568 27,668
Dynamic - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 64,186,442 5,110,970 2,953,900 224,964
Sector Rotation - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 182,690 5,376 141,273 4,066
Sector Rotation - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 426,888 12,676 56,056 1,597
Sector Rotation - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . 3,610,658 107,015 247,889 7,068
Income - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 255,186 28,295 86,071 9,586
Income - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 607,231 67,548 393,077 43,704
Income - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 15,182,006 1,687,329 2,239,059 249,121
Money Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 879,526,395 879,463,522 2,089,602 2,089,371
Redeemed Net Increase (Decrease)
Share Class Amount Shares Amount Shares
For the Six Months Ended June 30, 2024
Muirfield - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ (5,658,243) (587,346) $ (839,593) (96,797)
Muirfield - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (8,881,457) (891,182) (1,317,980) (138,118)
Muirfield - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (64,179,234) (6,504,058) 26,912,712 2,621,127
Spectrum - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (255,809) (18,881) (109,269) (7,841)
Spectrum - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (2,919,677) (215,666) (594,660) (45,527)
Spectrum - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (17,203,425) (1,271,369) (2,589,572) (195,067)
Global - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (291,896) (24,683) (62,476) (5,116)
Global - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (321,614) (27,091) (64,164) (5,672)
Global - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (2,871,675) (244,325) 846,272 69,218
Balanced - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (638,481) (48,220) 935,843 73,993
Balanced - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (5,850,212) (436,589) (399,283) (32,700)
Balanced - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (36,906,637) (2,747,699) (3,635,373) (275,348)
Moderate - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (248,800) (20,386) (71,011) (5,805)
Moderate - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (2,808,236) (229,207) (724,007) (60,323)
Moderate - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (13,834,684) (1,131,736) 576,943 34,805
Conservative - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (441,719) (19,627) 370,212 16,378
Conservative - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (1,874,745) (82,502) 338,243 14,320
Conservative - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . (15,886,746) (695,027) 930,265 40,549
Dynamic - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (1,619,101) (110,642) (378,682) (24,203)
Dynamic - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (2,666,037) (182,367) (243,984) (15,877)
Dynamic - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (21,765,744) (1,498,879) 31,248,295 2,140,337
Sector Rotation - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (1,335,912) (35,625) (1,174,936) (31,402)
Sector Rotation - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (487,262) (12,700) (114,199) (2,685)
Sector Rotation - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . (1,856,428) (48,806) 507,873 13,342
Income - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (113,374) (12,285) 120,344 13,081
Income - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (1,456,225) (157,758) 642,877 70,115

2024 Semi-Annual Report | June 30, 2024

Redeemed Net Increase (Decrease)
Share Class Amount Shares Amount Shares
Income - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ (9,165,074) (993,602) $ 3,645,215 395,981
Money Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (401,477,052) (401,417,825) (130,176,877) (130,141,812)
For the Year Ended December 31, 2023
Muirfield - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (6,865,499) (791,884) 541,206 59,831
Muirfield - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (13,270,548) (1,517,650) (1,668,506) (201,105)
Muirfield - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (131,319,799) (14,942,079) 46,134,016 5,217,045
Spectrum - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (684,014) (54,364) (6,842) (436)
Spectrum - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (4,512,426) (357,067) 958,336 75,799
Spectrum - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (36,697,357) (2,889,337) (2,418,892) (182,536)
Global - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (293,358) (27,612) 153,105 13,956
Global - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (1,105,214) (103,099) (743,178) (69,812)
Global - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (7,968,664) (744,427) (2,036,021) (190,048)
Balanced - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (811,824) (67,723) 929,862 78,633
Balanced - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (10,812,861) (897,190) (2,506,383) (208,831)
Balanced - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (65,962,734) (5,464,172) (13,943,692) (1,164,085)
Moderate - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (503,245) (44,592) (175,709) (15,721)
Moderate - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (4,305,869) (380,618) (546,183) (48,900)
Moderate - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (27,483,873) (2,424,526) (4,681,708) (415,665)
Conservative - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (678,119) (32,024) (261) (212)
Conservative - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (4,989,313) (232,087) (328,398) (16,459)
Conservative - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . (24,817,735) (1,151,720) 437,611 15,878
Dynamic - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (1,149,999) (92,664) 1,705,815 139,130
Dynamic - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (3,468,054) (277,878) (1,038,609) (86,953)
Dynamic - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (49,005,220) (3,916,563) 18,135,123 1,419,371
Sector Rotation - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (1,335,284) (39,639) (1,011,321) (30,197)
Sector Rotation - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (628,731) (18,623) (145,787) (4,350)
Sector Rotation - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . (3,882,377) (112,995) (23,831) 1,088
Income - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (188,929) (21,104) 152,328 16,777
Income - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (2,570,552) (285,979) (1,570,244) (174,727)
Income - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (15,425,623) (1,717,860) 1,995,442 218,590
Money Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (937,202,461) (937,133,579) (55,586,464) (55,580,686)

2024 Semi-Annual Report | June 30, 2024

Offsetting Assets & Liabilities. The Funds are party to enforceable master netting arrangements between counter parties, such as the securities lending agreement, which provides for the right of offset under certain circumstances, such as the event of default. The securities lending transactions have an overnight and continuous contractual maturity. Risks arise from the possible inability of counterparties to meet the terms of their contracts.
The table below reflects the offsetting assets and liabilities relating to securities lending, futures contracts, and repurchase agreements shown on the Statements of Assets and Liabilities at June 30, 2024 .
Other. The Funds record security transactions on the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Gains and losses realized from the sale of securities are determined on the specific identification basis. Dividend income and dividend expenses are recognized on the ex-dividend date and interest income (including amortization of premium and accretion of discount) is recognized as earned. Short-term capital gain distributions from underlying funds are classified as dividend income for financial reporting purposes. Long-term capital gains distributions are separately stated. Discounts and premiums are amortized using the effective yield over the lives of the respective securities. Distributions received from partnerships are recorded as return of capital distributions. Withholding taxes on foreign dividends, if applicable, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.
A Fund may purchase securities on a forward commitment or when-issued basis. A Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-
delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into which may result in a realized gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.
Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Description/Fund (1)
Gross Amounts
of Recognized
Assets/
Liabilities
Gross Amounts
Offset in the
Statements
of Assets and
Liabilities
Net Amounts
Presented in
the Statements
of Assets and
Liabilities
Financial
Instruments (2)
Collateral
Pledged
(Received) (2) Net Amount
Assets:
Futures Contracts
Muirfield .................... $ 667,473 $ (365,954) $ 301,519 $ – $ – $ 301,519
Spectrum ................... 199,017 (89,877) 109,140 – – 109,140
Balanced ................... 306,431 (114,921) 191,510 – – 191,510
Moderate ................... 89,934 (35,051) 54,883 – – 54,883
Conservative ................. 43,963 (16,636) 27,327 – – 27,327
Repurchase Agreements
Money Market ................ – 220,000,000 220,000,000 (220,000,000) – –
Liabilities:
Futures Contracts
Sector Rotation ............... (37,292) 4 (37,288) – 37,288 –
Global ..................... (60,736) 15,383 (45,353) – 45,353 –
Dynamic .................... (314,446) 207,220 (107,226) – 107,226 –
(1) There were no securities on loan as of June 30, 2024.
(2) The amount is limited to the net amounts of financial assets and liabilities and accordingly does not include excess collateral pledged.

2024 Semi-Annual Report | June 30, 2024

3. Securities Valuations
The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are as follows:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’
own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.
Equity securities (including publicly traded partnerships, real estate investment trusts, American depositary receipts, exchange traded funds, and common stock). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation and are categorized in level 1 of the fair value hierarchy.
Investments in registered open-end investment companies, including money market funds, are valued at the daily redemption net asset value as reported by the underlying fund and are categorized in level 1 of the fair value hierarchy.
Short-term notes (including bank obligations, commercial paper, corporate obligations, repurchase agreements, U.S. government agency obligations, and floating rate demand notes) . Short-term notes held in the Funds maturing more than sixty days after the valuation date, are valued at the last sales price as of the close of business on the day of valuation, or, lacking any sales, at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. When valued at the last sales price, the securities will be categorized as level 1. When using bid prices or yield equivalents, they will be categorized as level 2. When such securities are valued within sixty days or less to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity, which approximates fair value, and will be categorized as level 2.
Certificates of deposit. Except for Money Market, certificates of deposit are valued at acquisition cost, which approximates fair value, and will be categorized as level 2. For Money Market, certificates of deposit are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data, and will be categorized as level 2.
U.S. government obligations. U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. In either case, these securities will be categorized as level 2.
Restricted securities (equity and debt). Restricted securities for which quotations are not readily available are valued at fair value as determined by the Trustees. Depending on the relative significance of valuation inputs, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy.
Derivative instruments (futures contracts). Listed derivative instruments that are actively traded, including futures contracts, are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.
In the event market quotations or evaluated prices obtained from a pricing service are not readily available when the NAV is calculated, the Funds will utilize the fair value of the investment. This may occur in the event the Funds cannot obtain current market quotations for a security, cannot obtain current evaluated prices from a pricing service, or the price furnished is not deemed reliable and representative of the fair value of the security. In these cases, the Valuation & Pricing Committee, established and designated by the Board of Trustees as its valuation designee pursuant to Rule 2a-5 under the 1940 Act, determines the fair value of the security in accordance with procedures adopted by the Adviser. Depending on the method used to determine fair value, valuations for these securities may be classified as Level 2 or Level 3 as appropriate in the fair value hierarchy.

2024 Semi-Annual Report | June 30, 2024

The Valuation & Pricing Committee is responsible for determining the fair value of investments for which market quotations are not readily available.
The Valuation & Pricing Committee is also authorized to select and retain pricing services to provide fair value evaluations of the current value of certain investments for which market quotations are not readily available. The Valuation & Pricing Committee supervises various methods used to review market quotations and evaluated prices for reliability, including the resolution of price challenges by the Adviser to evaluated prices for a given security. In the event market quotations or evaluated prices are not readily available for an investment, the Valuation & Pricing Committee will determine the fair value of the investment in accordance with its procedures. Fair valuations are periodically reviewed by the Board of Trustees, which maintains oversight of the Adviser’s fair valuation policy and procedures.
For the six months ended June 30, 2024 , the Funds did not hold any assets at any time in which significant unobservable inputs were used in determining fair value. Therefore, no reconciliation of level 3 securities is provided. However, the Funds have disclosed holding level 3 securities with fair valuations of zero. The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of
June 30, 2024 .
Muirfield - Assets/(Liabilities) Level 1 Level 2 Level 3 Total
Common Stocks* ................................ $ 626,873,243 $ — $ — $ 626,873,243
Preferred Stock ................................. 67,729 — — 67,729
Warrants ..................................... — — — —
Money Market Registered Investment Companies .......... 228,631,034 — — 228,631,034
Total ........................................ $ 855,572,006 $ — $ — $ 855,572,006
Trustee Deferred Compensation** ..................... $ 490,160 $ — $ — $ 490,160
Futures Contracts*** .............................. $ 301,519 $ — $ — $ 301,519
Spectrum - Assets/(Liabilities) Level 1 Level 2 Level 3 Total
Common Stocks* ................................ $ 145,159,365 $ — $ — $ 145,159,365
Preferred Stock ................................. 5,134 — — 5,134
Warrants ..................................... — — — —
Registered Investment Companies .................... 9,331,172 — — 9,331,172
Money Market Registered Investment Companies .......... 5,657,831 — — 5,657,831
Total ........................................ $ 160,153,502 $ — $ — $ 160,153,502
Trustee Deferred Compensation** ..................... $ 88,668 $ — $ — $ 88,668
Futures Contracts*** .............................. $ 109,140 $ — $ — $ 109,140
Global - Assets/(Liabilities) Level 1 Level 2 Level 3 Total
Common Stocks* ................................ $ 11,092,101 $ — $ — $ 11,092,101
Preferred Stock ................................. 2,100 — — 2,100
Warrants ..................................... — — — —
Registered Investment Companies .................... 7,253,770 — — 7,253,770
Money Market Registered Investment Companies .......... 16,882,450 — — 16,882,450
Total ........................................ $ 35,230,421 $ — $ — $ 35,230,421
Trustee Deferred Compensation** ..................... $ 154,640 $ — $ — $ 154,640
Futures Contracts*** .............................. $ (45,353) $ — $ — $ (45,353)
Balanced - Assets/(Liabilities) Level 1 Level 2 Level 3 Total
Common Stocks* ................................ $ 226,104,600 $ — $ — $ 226,104,600
Preferred Stock ................................. 25,774 — — 25,774
Warrants ..................................... — — — —
Registered Investment Companies .................... 114,491,608 — — 114,491,608
Money Market Registered Investment Companies .......... 48,616,840 — — 48,616,840
Total ........................................ $ 389,238,822 $ — $ — $ 389,238,822
Trustee Deferred Compensation** ..................... $ 308,001 $ — $ — $ 308,001
Futures Contracts*** .............................. $ 191,510 $ — $ — $ 191,510

2024 Semi-Annual Report | June 30, 2024

Moderate - Assets/(Liabilities) Level 1 Level 2 Level 3 Total
Common Stocks* ................................ $ 66,593,139 $ — $ — $ 66,593,139
Preferred Stock ................................. 6,534 — — 6,534
Warrants ..................................... — — — —
Registered Investment Companies .................... 85,332,958 — — 85,332,958
Money Market Registered Investment Companies .......... 21,258,622 — — 21,258,622
Total ........................................ $ 173,191,253 $ — $ — $ 173,191,253
Trustee Deferred Compensation** ..................... $ 68,041 $ — $ — $ 68,041
Futures Contracts*** .............................. $ 54,883 $ — $ — $ 54,883
Conservative - Assets/(Liabilities) Level 1 Level 2 Level 3 Total
Common Stocks* ................................ $ 31,475,123 $ — $ — $ 31,475,123
Preferred Stock ................................. 3,967 — — 3,967
Warrants ..................................... — — — —
Registered Investment Companies .................... 91,106,886 — — 91,106,886
Money Market Registered Investment Companies .......... 10,137,854 — — 10,137,854
Total ........................................ $ 132,723,830 $ — $ — $ 132,723,830
Trustee Deferred Compensation** ..................... $ 122,685 $ — $ — $ 122,685
Futures Contracts*** .............................. $ 27,327 $ — $ — $ 27,327
Dynamic - Assets/(Liabilities) Level 1 Level 2 Level 3 Total
Common Stocks* ................................ $ 203,036,468 $ — $ — $ 203,036,468
Preferred Stock ................................. 15,817 — — 15,817
Warrants ..................................... — — — —
Registered Investment Companies .................... 16,766,669 — — 16,766,669
Money Market Registered Investment Companies .......... 111,347,595 — — 111,347,595
Total ........................................ $ 331,166,549 $ — $ — $ 331,166,549
Trustee Deferred Compensation** ..................... $ 335,874 $ — $ — $ 335,874
Futures Contracts*** .............................. $ (107,226) $ — $ — $ (107,226)
Sector Rotation - Assets/(Liabilities) Level 1 Level 2 Level 3 Total
Common Stocks* ................................ $ 20,643,221 $ — $ — $ 20,643,221
Preferred Stock ................................. 1 — — 1
Registered Investment Companies .................... 1,807,688 — — 1,807,688
Money Market Registered Investment Companies .......... 13,473,830 — — 13,473,830
Total ........................................ $ 35,924,740 $ — $ — $ 35,924,740
Trustee Deferred Compensation** ..................... $ 95,536 $ — $ — $ 95,536
Futures Contracts*** .............................. $ (37,288) $ — $ — $ (37,288)
Income - Assets/(Liabilities) Level 1 Level 2 Level 3 Total
Registered Investment Companies .................... $ 61,045,014 $ — $ — $ 61,045,014
Money Market Registered Investment Companies .......... 13,074,697 — — 13,074,697
Total ........................................ $ 74,119,711 $ — $ — $ 74,119,711
Trustee Deferred Compensation** ..................... $ 111,334 $ — $ — $ 111,334

2024 Semi-Annual Report | June 30, 2024

4. Investment Transactions
For the six months ended June 30, 2024 , the cost of purchases and proceeds from sales or maturities of long-term investments for the Funds, excluding U.S. Government investments and short positions, were as follows:
For the six months ended June 30, 2024 , the cost of purchases and proceeds from sales or maturities of long-term U.S. Government investments for the Funds are as follows:
Money Market - Assets/(Liabilities) Level 1 Level 2 Level 3 Total
Certificates of Deposit ............................. $ — $ 16,002,255 $ — $ 16,002,255
Commercial Paper ............................... — 174,071,747 — 174,071,747
Repurchase Agreements ........................... — 220,000,000 — 220,000,000
U.S. Government Agencies .......................... — 2,056,633 — 2,056,633
U.S. Treasury Bills ............................... — 82,226,004 — 82,226,004
U.S. Treasury Notes .............................. — 2,449,560 — 2,449,560
Money Market Registered Investment Companies .......... 12,332,493 — — 12,332,493
Total ........................................ $ 12,332,493 $ 496,806,199 $ — $ 509,138,692
Trustee Deferred Compensation** ..................... $ 10,698 $ — $ — $ 10,698
* See schedules of investments for industry classifications.
** A corresponding liability exists that is marked to market and is considered Level 1 in the fair value hierarchy.
*** Futures contracts include unrealized gain/loss on contracts open at June 30, 2024.
Purchases
Sales
Muirfield ..................................................................... $ 930,239,947 $ 860,585,118
Spectrum .................................................................... 252,754,075 232,564,619
Global ...................................................................... 19,469,712 17,062,649
Balanced .................................................................... 370,892,312 360,862,843
Moderate .................................................................... 130,253,963 124,490,024
Conservative .................................................................. 92,514,446 83,690,612
Dynamic ..................................................................... 311,683,852 299,452,847
Sector Rotation ................................................................ 35,102,176 35,061,194
Income ...................................................................... 51,134,964 36,356,243
Purchases Sales
Income ......................................................................
$ 359 $ 68,565

2024 Semi-Annual Report | June 30, 2024

5. Investment Advisory Fees and Other Transactions with Affiliates and Non-Affiliates
Meeder Asset Management, Inc. (“MAM”), a wholly-owned subsidiary of Meeder Investment Management, Inc. (“Meeder”), provides the Funds with investment management, research, statistical and advisory services pursuant to the terms of an Investment Advisory Agreement. The services of
MAM will terminate automatically if assigned and may be terminated without penalty at any time upon 60 days prior written notice by majority vote of the Fund, by the Trustees of the Fund, or by MAM. For such services the Funds pay a monthly fee at the following annual rates:
Fee Waivers & Expense Limitation Agreements. MAM can contractually agree to reduce its advisory fees or limit total annual ordinary fund operating expenses for certain Funds pursuant to written agreements that may only be amended or terminated with the approval of the Board. The sums waived or reimbursed under these agreements would not be subject to recoupment. During the six months ended June 30, 2024 , there were no fees contractually waived or reimbursed for any of the Funds.
Mutual Funds Service Co. (“MFSCo”), a wholly-owned subsidiary of Meeder, serves as stock transfer, dividend disbursing and shareholder services agent for each Fund. In compensation for such services, each Fund pays MFSCo a monthly fee at an annual rate equal to the greater of the following:
Percentage of Average
Daily Net Assets up to
$50 Million
Percentage of Average
Daily Net Assets
Exceeding $50 Million up
to $100 Million
Percentage of Average
Daily Net Assets
Exceeding $100 Million
up to $200 Million
Percentage of Average
Daily Net Assets
Exceeding $200 Million
Muirfield ..................................................... 1.00% 0.75% 0.60% 0.60%
Spectrum .................................................... 0.75% 0.75% 0.75% 0.60%
Global ......................................................... 0.75% 0.75% 0.75% 0.60%
Balanced .................................................... 0.75% 0.75% 0.75% 0.60%
Moderate .................................................... 0.60% 0.60% 0.60% 0.60%
Conservative ............................................... 0.50% 0.50% 0.50% 0.50%
Dynamic ..................................................... 0.75% 0.75% 0.75% 0.60%
Sector Rotation ........................................... 0.75% 0.75% 0.60% 0.60%
Income ....................................................... 0.40% 0.40% 0.20% 0.20%
Money Market ............................................. 0.40% 0.40% 0.25% 0.25%
Minimum Fee
Percentage of Average
Daily Net Assets up to
$500 Million
Percentage of Average
Daily Net Assets
Exceeding $500
Million
Muirfield ............................................................................................................ $ 4,000 0.12% 0.03%
Spectrum ........................................................................................................... 4,000 0.12% 0.03%
Global ................................................................................................................ 4,000 0.12% 0.03%
Balanced ........................................................................................................... 4,000 0.12% 0.03%
Moderate ........................................................................................................... 4,000 0.12% 0.03%
Conservative ...................................................................................................... 4,000 0.12% 0.03%
Dynamic ............................................................................................................ 4,000 0.12% 0.03%
Sector Rotation .................................................................................................. 4,000 0.12% 0.03%
Income .............................................................................................................. 4,000 0.08% 0.03%
Money Market .................................................................................................... 4,000 0.08% 0.03%

2024 Semi-Annual Report | June 30, 2024

Management may voluntarily waive fees for any Fund. During the six months ended June 30, 2024 , there were no transfer agent fees waived.
MFSCo provides the Trust with certain administrative services. In compensation for such services, each Fund pays MFSCo a monthly fee at the following annual rates:
MFSCo serves as accounting services agent for each Fund. In compensation for such services, each Fund pays MFSCo a monthly fee at an annual rate equal to the greater of a minimum fee or at a rate based on the percentage of average daily net assets. The annual rates are as follows:
Voluntary Transfer
Agent Fees
Reimbursements
0
Impact of Voluntary
Transfer Agent Fees
Reimbursements to
Average Net Assets
1
Impact of Voluntary
Transfer Agent Fees
Reimbursements to
Average Net Assets -
Retail Class
2
Impact of Voluntary
Transfer Agent Fees
Reimbursements to
Average Net Assets -
Adviser Class
3
Impact of Voluntary
Transfer Agent Fees
Reimbursements to
Average Net Assets -
Institutional Class
Muirfield ................
$ — N/A N/A N/A N/A
Spectrum ...............
— N/A N/A N/A N/A
Global .................
— N/A N/A N/A N/A
Balanced ...............
— N/A N/A N/A N/A
Moderate ...............
— N/A N/A N/A N/A
Conservative .............
— N/A N/A N/A N/A
Dynamic ................
— N/A N/A N/A N/A
Sector Rotation ...........
— N/A N/A N/A N/A
Income .................
— N/A N/A N/A N/A
Money Market ............
— N/A N/A N/A N/A
Percentage of
Average Daily Net
Assets up to $50
Million
Percentage of
Average Daily Net
Assets Exceeding
$50 Million up to
$500 Million
Percentage of
Average Daily Net
Assets Exceeding
$500 Million
Muirfield ............................................................................................................................. 0.10% 0.08% 0.03%
Spectrum ............................................................................................................................ 0.10% 0.08% 0.03%
Global ................................................................................................................................. 0.10% 0.08% 0.03%
Balanced ............................................................................................................................ 0.10% 0.08% 0.03%
Moderate ............................................................................................................................ 0.10% 0.08% 0.03%
Conservative ....................................................................................................................... 0.10% 0.08% 0.03%
Dynamic ............................................................................................................................. 0.10% 0.08% 0.03%
Sector Rotation ................................................................................................................... 0.10% 0.08% 0.03%
Income ............................................................................................................................... 0.10% 0.08% 0.03%
Money Market ..................................................................................................................... 0.10% 0.08% 0.03%
Minimum Fee
Percentage of
Average Daily Net
Assets up to $10
Million
Percentage of
Average Daily Net
Assets Exceeding
$10 Million up to
$30 Million
Percentage of
Average Daily Net
Assets Exceeding
$30 Million up to
$80 Million
Percentage of
Average Daily Net
Assets Exceeding
$80 Million
Muirfield ........................................................... $ 7,500 0.15% 0.10% 0.02% 0.01%
Spectrum .......................................................... 7,500 0.15% 0.10% 0.02% 0.01%
Global ............................................................... 7,500 0.15% 0.10% 0.02% 0.01%
Balanced .......................................................... 7,500 0.15% 0.10% 0.02% 0.01%
Moderate .......................................................... 7,500 0.15% 0.10% 0.02% 0.01%
Conservative ..................................................... 7,500 0.15% 0.10% 0.02% 0.01%
Dynamic ........................................................... 7,500 0.15% 0.10% 0.02% 0.01%
Sector Rotation ................................................. 7,500 0.15% 0.10% 0.02% 0.01%
Income ............................................................. 7,500 0.15% 0.10% 0.02% 0.01%
Money Market ................................................... 30,000 0.15% 0.10% 0.02% 0.01%

2024 Semi-Annual Report | June 30, 2024

For the six months ended June 30, 2024 , MAM agreed to voluntarily waive and/or reimburse investment advisory fees. The amounts voluntarily waived and/or reimbursed and the impact to the net expense ratio (excluding brokerage fees and commissions, taxes, interest, and extraordinary or non-recurring expenses) for each Fund are as follows:
Certain Funds have entered into securities lending arrangements with Huntington National Bank (“HNB”). Under the terms of the agreement, HNB is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, under normal market conditions, the Funds receive cash collateral in the amount of at least 102% of the value of securities loaned. The cash collateral is invested in short term instruments as disclosed in the Schedules of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received. After predetermined rebates to brokers, a percentage of the net securities lending revenue is credited to the Funds to be used as an offset against charges incurred by the Funds. HNB is paid a fee for administering the securities lending program for the
Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement. As of June 30, 2024 , no Funds were loaning any securities. Any cash collateral received is invested in securities as listed in each Fund’s Schedule of Investments. During the six months ended June 30, 2024 , there were no securities lent.
The Funds have adopted a written plan pursuant to Rule 12b-1 of the 1940 Act that allows the Funds to pay fees for the sale and distribution of Fund shares and for services provided to Fund shareholders. 12b-1 fees are paid by the Funds to financial intermediaries, securities brokers, investment advisers, and other persons, including affiliates of MAM. For the six months ended June 30, 2024 , total 12b-1 plan expense payments made to the
Funds’ affiliated distributor was $35,990 . The Funds’ affiliated distributor did not receive any brokerage commissions from executed trades from the Funds. The annual adopted 12b-1 plan maximum limitations for the six months ended June 30, 2024 , are as follows:
Voluntary
Investment
Advisory Fee
Waivers and/or
Reimbursements
0
Impact of Voluntary
Investment Advisory
Fee Waivers and/or
Reimbursements to
Average Net Assets
1
Impact of Voluntary
Investment Advisory
Fee Waivers and/or
Reimbursements to
Average Net Assets -
Retail Class
2
Impact of Voluntary
Investment Advisory
Fee Waivers and/or
Reimbursements to
Average Net Assets -
Adviser Class
3
Impact of Voluntary
Investment Advisory
Fee Waivers and/or
Reimbursements to
Average Net Assets -
Institutional Class
Muirfield ................... $ – N/A N/A N/A N/A
Spectrum .................. – N/A N/A N/A N/A
Global .................... – N/A N/A N/A N/A
Balanced .................. – N/A N/A N/A N/A
Moderate .................. – N/A N/A N/A N/A
Conservative ................ – N/A N/A N/A N/A
Dynamic ................... 99,726 N/A 0.07% 0.07% 0.07%
Sector Rotation .............. – N/A N/A N/A N/A
Income .................... 39,126 N/A 0.11% 0.11% 0.11%
Money Market ............... 713,851 0.28% N/A N/A N/A
Maximum Annual
12b-1 Plan Expense
as a Percentage of
Average Daily Net
Assets
Maximum Annual
12b-1 Plan Expense
as a Percentage of
Average Daily Net
Assets - Retail Class
Maximum Annual
12b-1 Plan Expense
as a Percentage of
Average Daily Net
Assets - Adviser
Class
Maximum Annual
12b-1 Plan Expense
as a Percentage of
Average Daily Net
Assets - Institutional
Class
12b-1 Plan Expense
Payments Made to
Affiliates
Muirfield ............................... N/A 0.20% N/A N/A $ 14,894
Spectrum .............................. N/A 0.25% N/A N/A 388
Global ................................. N/A 0.25% N/A N/A 760
Balanced .............................. N/A 0.25% N/A N/A 2,065
Moderate .............................. N/A 0.25% N/A N/A 231
Conservative .......................... N/A 0.25% N/A N/A 2,997
Dynamic ............................... N/A 0.25% N/A N/A 5,540
Sector Rotation ........................ N/A 0.20% N/A N/A 8,225
Income ................................ N/A 0.25% N/A N/A 890
Money Market ......................... 0.20% N/A N/A N/A N/A

2024 Semi-Annual Report | June 30, 2024

The Funds (other than Money Market) have adopted a shareholder services plan that allows the Funds to pay financial intermediaries and other persons, including “platforms,” for providing shareholder and administrative services to Fund shareholders and maintaining shareholder accounts.
The annual adopted shareholder services plan maximum limitations for the six months ended June 30, 2024 are as follows:
The Funds have adopted a Deferred Compensation Plan (the “Plan”) for the independent Trustees. Under the Plan, each eligible Trustee is permitted to defer all or a portion of the trustees fees payable by any of the Funds as an investment into any combination of Funds until a specified point of time. The investment into the Funds is recorded as an asset however an offsetting liability is also recorded for the deferred payment. Amounts deferred under the Plan may be distributed in a lump sum or generally equal annual installments over a period of up to ten (10) years to the eligible
Trustee(s). The Funds may terminate this Plan at any time.
Certain Trustees and officers of the Funds are also officers or directors of Meeder, MAM, and MFSCo.
During the six months ended June 30, 2024 , several of the Funds invested in the Institutional Prime Money Market Fund, an affiliate, as described in Section 2(a)(3) of the Investment Company Act of 1940. The purchases/sales amounts in the following table are presented on a gross basis, while the statement of changes in net assets shows subscriptions and redemptions into and out of the Institutional Prime Money Market Fund on a net
basis. The Funds’ investments in the Institutional Prime Money Market Fund, which had a 7-day yield of 5.28% on June 30, 2024 , were as follows:
Maximum Annual
Shareholder Services
Plan Expense as a
Percentage of Average
Daily Net Assets - Retail
Class
Maximum Annual
Shareholder Services
Plan Expense as a
Percentage of Average
Daily Net Assets -
Adviser Class
Maximum Annual
Shareholder Services
Plan Expense as a
Percentage of Average
Daily Net Assets -
Institutional Class
Muirfield ................................................................................................... 0.20% 0.25% 0.10%
Spectrum .................................................................................................. 0.20% 0.25% 0.10%
Global ....................................................................................................... 0.20% 0.25% 0.10%
Balanced .................................................................................................. 0.20% 0.25% 0.10%
Moderate .................................................................................................. 0.20% 0.25% 0.10%
Conservative ............................................................................................. 0.20% 0.25% 0.10%
Dynamic ................................................................................................... 0.20% 0.25% 0.10%
Sector Rotation ......................................................................................... 0.20% 0.25% 0.10%
Income ..................................................................................................... 0.20% 0.25% 0.10%
12/31/23
Fair Value Purchases Sales
Realized
Gains
(Losses)
6/30/24
Cost
Change in
Unrealized Income
6/30/24
Fair Value
Muirfield ........... $ 269,785,737 $ 59,200,719 $ (100,317,199) $ 18,758 $ 228,512,594 $ (56,982) $ 5,596,907 $ 228,631,034
Spectrum .......... 75,328,289 14,664,324 (84,324,026) 39,061 5,657,345 (49,817) 747,425 5,657,831
Global ............ 17,873,873 5,059,491 (6,047,865) 87 16,875,360 (3,136) 427,940 16,882,450
Balanced .......... 60,576,374 33,014,578 (44,962,093) 4,191 48,584,478 (16,210) 1,421,543 48,616,840
Moderate .......... 26,724,067 21,606,791 (27,067,092) 2,340 21,244,245 (7,484) 620,852 21,258,622
Conservative ........ 16,708,431 22,193,047 (28,760,868) 4,424 10,130,454 (7,180) 322,512 10,137,854
Dynamic ........... 92,058,669 44,116,574 (24,811,623) (1,689) 111,321,196 (14,337) 2,492,590 111,347,595
Sector Rotation ...... 13,338,879 18,521,428 (18,383,926) 4,256 13,473,631 (6,807) 304,231 13,473,830
Income ............ 23,429,407 13,928,110 (24,277,778) (2,856) 13,070,279 (2,186) 488,434 13,074,697

2024 Semi-Annual Report | June 30, 2024

6. Federal Tax Information
The following information is computed on a tax basis for each item as of December 31, 2023 :
The tax characteristics of dividends paid by the Funds during the year ended December 31, 2023 were as follows:
The tax characteristics of dividends paid by the Funds during the year ended December 31, 2022 were as follows:
Tax Cost
of Portfolio
Investments
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation/
Depreciation
Muirfield .......................................... $ 659,776,281 $ 82,465,586 $ (5,690,661) $ 76,774,925
Spectrum ......................................... 170,652,864 18,456,158 (1,316,754) 17,139,404
Global ........................................... 30,211,677 2,125,048 (107,076) 2,017,972
Balanced ......................................... 323,048,267 40,893,613 (2,634,968) 38,258,645
Moderate ......................................... 152,999,962 12,827,631 (999,804) 11,827,827
Conservative ....................................... 121,080,791 6,958,622 (662,852) 6,295,770
Dynamic .......................................... 244,335,888 30,231,055 (2,510,206) 27,720,849
Sector Rotation ..................................... 30,881,943 4,735,118 (1,323,247) 3,411,871
Income ........................................... 68,228,050 1,767,652 (99,662) 1,667,990
Money Market ...................................... 639,732,721 203,386 (83,780) 119,606
Ordinary Income
Net Short-Term
Capital Gains
Net Long-Term
Capital Gains
Total Dividends
Paid
Muirfield .......................................... $ 12,493,900 $ — $ 9,579,118 $ 22,073,018
Spectrum ......................................... 3,388,080 — 12,437,088 15,825,168
Global ........................................... 677,547 — — 677,547
Balanced ......................................... 7,293,767 — — 7,293,767
Moderate ......................................... 4,427,939 — — 4,427,939
Conservative ....................................... 3,832,220 — — 3,832,220
Dynamic .......................................... 3,426,570 — — 3,426,570
Sector Rotation ..................................... 460,077 — — 460,077
Income ........................................... 2,721,725 — — 2,721,725
Money Market ...................................... 33,483,600 — — 33,483,600
Total dividends paid may differ from the amount reported in the Statements of Changes in Net Assets because for tax purposes dividends are recognized when actually paid. Short-term capital gains distributions are taxed as ordinary income.
Ordinary Income
Net Short-Term
Capital Gains
Net Long-Term
Capital Gains
Total Dividends
Paid
Muirfield .......................................... $ 4,249,878 $ — $ 12,812,219 $ 17,062,097
Spectrum ......................................... 958,594 471,996 3,611,331 5,041,921
Global ........................................... 82,102 — 158,351 240,453
Balanced ......................................... 3,501,995 3,906,305 5,840,278 13,248,578
Moderate ......................................... 2,235,676 1,370,093 1,071,618 4,677,387
Conservative ....................................... 1,641,226 — 693,917 2,335,143
Dynamic .......................................... 1,144,644 — 6,501,337 7,645,981
Sector Rotation ..................................... 132,707 745,313 — 878,020
Income ........................................... 1,124,771 — — 1,124,771
Money Market ...................................... 11,475,492 — — 11,475,492
Total dividends paid may differ from the amount reported in the Statements of Changes in Net Assets because for tax purposes dividends are recognized when actually paid. Short-term capital gains distributions are taxed as ordinary income.

2024 Semi-Annual Report | June 30, 2024

As of December 31, 2023 , the components of distributable earnings/(accumulated deficit) on a tax basis for the Funds were as follows:
For federal income tax purposes, the following Funds have capital loss carryforwards as of December 31, 2023 , which are not subject to expiration and are available to offset future capital gains, if any. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders:
7. Control Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of June 30, 2024 , beneficial owners that held more than 25% of the voting securities of the Funds and may be deemed to control the Funds are as follows:
8. Contingencies and Commitments
The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds.
Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
9. Subsequent Events
On June 18, 2024, the Meeder Funds filed a Post-Effective Amendment to the Registration Statement for the Meeder Funds that will change the name of the Institutional Prime Money Market Fund to the Government Money Market Fund and change its principal investment strategy to one in which at least 99.5% of the Fund's assets are invested in cash, securities issued by the U.S. government and its agencies and instrumentalities and repurchase agreements that are collateralized fully by securities issued by the U.S. government and its agencies and instrumentalities or cash. The change is expected to become effective on September 1, 2024.
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gain
Accumulated
Capital and Other
Gains and (Losses)
Unrealized
Appreciation/
(Depreciation)
Total Distributable
Earnings/
(Accumulated Deficit)
Muirfield ......................... $ 1,310,329 $ 51,473,349 $ (375,880) $ 76,774,925 $ 129,182,723
Spectrum ........................ 1,921,354 9,939,175 (70,759) 17,139,404 28,929,174
Global .......................... 11,190 2,000,758 (116,223) 2,017,972 3,913,697
Balanced ........................ 82,742 13,931,740 (237,507) 38,258,645 52,035,620
Moderate ........................ 38,634 — (1,142,618) 11,827,827 10,723,843
Conservative ...................... 54,219 — (5,583,482) 6,295,770 766,507
Dynamic ......................... 41,473 21,501,462 (250,894) 27,720,849 49,012,890
Sector Rotation .................... 14,775 2,120,645 (72,486) 3,411,871 5,474,805
Income .......................... 11,990 — (13,791,026) 1,667,990 (12,111,046)
Money Market ..................... 15,233 — (8,597) 119,606 126,242
The differences between book- and tax-basis unrealized appreciation/(depreciation) are attributable primarily to: wash sales and the realization for tax purposes of unrealized gains/(losses) on certain derivative instruments.
Short-Term Capital
Loss Carryforward
Long-Term Capital
Loss Carryforward
Capital Loss
Carryforward Utilized
Muirfield ................................................... $ — $ — $ —
Spectrum .................................................. — — —
Global .................................................... — — 1,639,070
Balanced .................................................. — — 3,576,181
Moderate .................................................. 1,088,162 — 3,475,122
Conservative ................................................ 4,700,609 789,444 —
Dynamic ................................................... — — 9,440,863
Sector Rotation .............................................. — — 1,337,582
Income .................................................... 12,310,635 1,392,843 —
Money Market ............................................... — — 1,721
Fund
Beneficial Owner
Percent of Voting
Securities
Money Market Muirfield 45%

2024 Semi-Annual Report | June 30, 2024

Shareholder Expense Analysis (unaudited)
Shareholders of mutual funds pay ongoing expenses, such as advisory fees, distribution and service fees and other fund operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested for the period of time indicated
in the table below.
The Actual Expense example provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g.:
an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading “Expenses Paid During the
Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense example provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of any Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5%
hypothetical examples that appear in the shareholder reports of the other funds.
Beginning Account Value
January 1, 2024
Ending Account Value
June 30, 2024
Expenses Paid
During Period
1
Net Expense
Ratio
2
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
0
Muirfield Fund
Retail Class $ 1,000.00 $ 1,000.00 $ 1,132.10 $ 1,019.24 $ 5.99 $ 5.67 1.13%
Adviser Class 1,000.00 1,000.00 1,134.60 1,020.69 4.46 4.22 0.84%
Institutional Class 1,000.00 1,000.00 1,134.40 1,020.24 4.94 4.67 0.93%
1
Spectrum Fund
Retail Class 1,000.00 1,000.00 1,125.50 1,018.70 6.55 6.22 1.24%
Adviser Class 1,000.00 1,000.00 1,129.00 1,020.93 4.18 3.97 0.79%
Institutional Class 1,000.00 1,000.00 1,127.80 1,020.44 4.71 4.47 0.89%
2
Global Allocation Fund
Retail Class 1,000.00 1,000.00 1,078.60 1,015.81 9.41 9.12 1.82%
Adviser Class 1,000.00 1,000.00 1,080.60 1,017.85 7.29 7.07 1.41%
Institutional Class 1,000.00 1,000.00 1,079.90 1,017.65 7.50 7.27 1.45%
3
Balanced Fund
Retail Class 1,000.00 1,000.00 1,090.70 1,018.20 6.97 6.72 1.34%
Adviser Class 1,000.00 1,000.00 1,093.00 1,020.09 5.00 4.82 0.96%
Institutional Class 1,000.00 1,000.00 1,092.00 1,019.59 5.51 5.32 1.06%
4
Moderate Allocation Fund
Retail Class 1,000.00 1,000.00 1,064.10 1,018.15 6.93 6.77 1.35%
Adviser Class 1,000.00 1,000.00 1,065.40 1,020.19 4.83 4.72 0.94%
Institutional Class 1,000.00 1,000.00 1,064.50 1,019.74 5.29 5.17 1.03%
5
Conservative Allocation Fund
Retail Class 1,000.00 1,000.00 1,038.70 1,018.80 6.18 6.12 1.22%
Adviser Class 1,000.00 1,000.00 1,040.00 1,020.54 4.41 4.37 0.87%
Institutional Class 1,000.00 1,000.00 1,039.50 1,020.09 4.87 4.82 0.96%
6
Dynamic Allocation Fund
Retail Class 1,000.00 1,000.00 1,113.10 1,018.60 6.62 6.32 1.26%
Adviser Class 1,000.00 1,000 .00 1,115.30 1,020.29 4.84 4.62 0.92%
Institutional Class 1,000.00 1,000.00 1,114.00 1,019.89 5.26 5.02 1.00%

2024 Semi-Annual Report | June 30, 2024

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any transactional costs were included, your costs would have been higher.
Beginning Account Value
January 1, 2024
Ending Account Value
June 30, 2024
Expenses Paid
During Period
1
Net Expense
Ratio
2
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
7
Sector Rotation Fund
Retail Class $ 1,000.00 $ 1,000.00 $ 1,072.70 $ 1,016.66 $ 8.50 $ 8 .27 1.65%
Adviser Class 1,000.00 1,000.00 1,073.90 1,017.85 7.27 7.07 1.41%
Institutional Class 1,000.00 1,000.00 1,073.80 1,017.65 7.48 7.27 1.45%
8
Tactical Income Fund
Retail Class 1,000.00 1,000.00 1,019.70 1,019.39 5.52 5.52 1.10%
Adviser Class 1,000.00 1,000.00 1,022.40 1,021.33 3.57 3.57 0.71%
Institutional Class 1,000.00 1,000.00 1,020.90 1,020.89 4.02 4.02 0.80%
Institutional Prime Money Market Fund 1,000.00 1,000.00 1,026.70 1,023.82 1.06 1.06 0.21%
1
Expenses are equal to each Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182/366
(to reflect the total number of days in the six-month period).
2
Annualized net expense ratio reflects contractual or voluntary waivers and reimbursements of expenses by the investment adviser and transfer agent.

2024 Semi-Annual Report | June 30, 2024

Other Information (unaudited)
The Trust files a complete schedule of portfolio holdings for the first and third quarters of each fiscal year on Form N-PORT. In addition, Money Market files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Forms N-PORT and N-MFP are available on the SEC’s website at www.sec.gov. Information regarding Fund holdings is also available at www.meederinvestment.com.
The investment adviser is responsible for exercising the voting rights associated with the securities purchased or held by the Funds. A description of the policies and procedures that the adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the most recent 12-month period ending June 30 are available, without charge, by calling 1-800-325-3539 or on the SEC’s website at www.sec.gov.

2024 Semi-Annual Report |

Privacy Policy – MIM 001 (4/21/22)
Privacy Policy
Meeder Investment Management and the Meeder Funds are committed to maintaining the financial privacy of our current, former and prospective customers. This policy explains how we protect the security and confidentiality of our customer’s information.
PERSONAL INFORMATION WE COLLECT
We may collect information about Meeder customers from a variety of sources, including:
Information provided by you or your representative on applications or forms, such as your name, address, date of birth, social security number and investment objectives;
Information about the transactions in your account, such as your account balance and transaction history; and
Information we obtain from third parties regarding you, to verify your identity or transfer your account.
INFORMATION WE SHARE WITH OUR AFFILIATES
Our affiliates are financial service providers that offer transfer agency, customer accounting, customer servicing, investment advisory, and other financial services. We share information with our affiliates to service your account. In addition, we may also share information with our affiliates to alert you to other products or services offered by Meeder to the extent provided by law. Information collected from customers whose accounts are opened through investment professionals is not shared with Meeder affiliates for marketing purposes.
INFORMATION WE SHARE WITH THIRD PARTIES
On occasion, we share information we collect about you with unaffiliated third parties to perform services in connection with your account, such as processing transactions, preparing and mailing account statements, and other forms of customer servicing. Information provided to third parties may not be used for any other purpose and Meeder does not permit unaffiliated third parties to use customer information to market their products or services.
HOW WE PROTECT INFORMATION ABOUT YOU
We maintain policies, and require all unaffiliated third parties to maintain policies, to safeguard customer information. We restrict access to nonpublic personal information about you to those persons who need to know that information in order to provide products and services to you. We also maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information.
WHO THIS POLICY APPLIES TO
This policy applies to customers who open relationships directly with Meeder. It applies to Meeder Funds and Meeder’s affiliated companies, including Meeder Asset Management, Meeder Advisory Services, Meeder Public Funds, Meeder Distribution Services and Mutual Funds Service
Company.
QUESTIONS
Contact us at 800-325-3539 or visit us online at www.meederinvestment.com

Manager and Investment Adviser
Meeder Asset Management, Inc.
6125 Memorial Drive
P.O. Box 7177
Dublin, Ohio 43017
Board of Trustees
Stuart M. Allen
Anthony V. D’Angelo
Robert S. Meeder, Jr.
Jeffrey R. Provence
Custodian
The Huntington National Bank
Columbus, Ohio 43215
Transfer Agent & Dividend Disbursing Agent
Mutual Funds Service Co.
6125 Memorial Drive
Dublin, Ohio 43017
Distributor
Meeder Distribution Services, Inc.
6125 Memorial Drive
Dublin, Ohio 43017
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

6125 Memorial Drive, Dublin, Ohio 43017
866.633.3371 | meeder investment.com
07/31/24–31435
© 2024 Meeder Investment Management
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Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9.  Proxy Disclosures for Open-End Management Investment Companies.

A special meeting of the shareholders of the Institutional Prime Money Market Fund was held on December 7, 2023, to approve a change to the fundamental investment policy of the fund regarding investment concentration. The change was approved by a vote of 23,855,046.855 shares in favor of the proposal, 150,537.088 shares against the proposal, 37,582.344 abstentions, and 0 broker non-votes.

Item 10.  Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

Item 11.  Statement Regarding Basis for Approval of Investment Advisory Contract.

None.

Item 12.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 16.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.  Recovery of Erroneously Awarded Compensation.

(a)  Not applicable.

(b)  Not applicable.

Item 19.  Exhibits.

(a)(1)  Code of Ethics filed herewith as EX-99.CODE ETH.

(a)(2)  Not applicable.

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)).  Filed herewith as EX-99.CERT.

(a)(4)  Not applicable.

(a)(5)  Not applicable.

(b) Certifications of principal executive officer and principal financial officer, under Section 906 of the Sarbanes-Oxley Act of 2002, and 18 U.S.C. ss.1350.  Filed herewith as EX-99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meeder Funds

By:         /s/ Bruce E. McKibben
                Bruce E. McKibben, Principal Financial Officer

Date:      August 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/ Bruce E. McKibben
               Bruce E. McKibben, Principal Financial Officer

Date:      August 29, 2024

By:         /s/ Robert S. Meeder, Jr.
                Robert S. Meeder, Jr., Principal Executive Officer

Date:      August 29, 2024